   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 29, 2000

                                                               FILE NO. 2-76990
                                                               FILE NO. 811-3447
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                   FORM N-1A


                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933           / /
                        POST-EFFECTIVE AMENDMENT NO. 47       /X/
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940       / /
                                AMENDMENT NO. 49              /X/



                            ------------------------

                              SEI TAX EXEMPT TRUST
               (Exact Name of Registrant as Specified in Charter)

                               C/O CT CORPORATION
                               101 Federal Street
                          Boston, Massachusetts 02110
              (Address of Principal Executive Offices) (Zip Code)
       Registrant's Telephone Number, including Area Code (800) 342-5734

                               EDWARD D. LOUGHLIN
                          c/o SEI Investments Company
                            Oaks, Pennsylvania 19456
                    (Name and Address of Agent for Service)

                                   COPIES TO:

     Richard W. Grant, Esquire            John H. Grady, Jr., Esquire
     Morgan, Lewis & Bockius LLP          Morgan, Lewis & Bockius LLP
     1701 Market Street                   1701 Market Street
     Philadelphia, Pennsylvania 19103     Philadelphia, Pennsylvania 19103

                            ------------------------

      Title of Securities Being Registered...Units of Beneficial Interest

                            ------------------------

  It is proposed that the filing will become effective (check appropriate box)


   /X/     Immediately upon filing pursuant to paragraph (b), or
   / /     On December 31 2000, pursuant to paragraph (b), or
   / /     75 days after filing pursuant to paragraph (a)(2), or
   / /     On [date] pursuant to paragraph (a) of Rule 485


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SEI
INVESTMENTS


                          PROSPECTUS AS OF DECEMBER 31, 2000


MONEY MARKET

                          ------------------------
                          INSTITUTIONAL
                          TAX FREE FUND
                          ------------------------
                          CALIFORNIA
                          TAX EXEMPT FUND

                          CLASS B & C


                          The Securities and Exchange
                          Commission has not approved or
                          disapproved these securities or
                          passed upon the adequacy of this
                          prospectus. Any representation to
                          the contrary is a criminal offense.

    SEI Tax
    Exempt Trust

ABOUT THIS PROSPECTUS
------------------------------------------------------------------------


SEI Tax Exempt Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). This prospectus gives you important information about the Class B and Class C Shares of the California Tax Exempt Fund and the Institutional Tax Free Fund that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN. FOR MORE DETAILED INFORMATION ABOUT THE FUNDS, PLEASE SEE:

     CALIFORNIA TAX EXEMPT FUND...........................................2
     INSTITUTIONAL TAX FREE FUND..........................................4
     MORE INFORMATION ABOUT FUND INVESTMENTS..............................6
     THE INVESTMENT ADVISER...............................................6
     PURCHASING AND SELLING FUND SHARES...................................7
     DIVIDENDS AND DISTRIBUTIONS..........................................9
     TAXES...............................................................10
     FINANCIAL HIGHLIGHTS................................................11
     HOW TO OBTAIN MORE INFORMATION ABOUT
     SEI TAX EXEMPT TRUST........................................Back Cover

--------------------------------------------------------------------------------
MUNICIPAL SECURITIES


The Funds invest primarily in municipal securities. Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations. The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, but may be supported only by an agency or a particular source of revenues. Therefore, municipal securities vary in credit quality.



Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. A strategy to invest in investment grade securities reduces but does not eliminate this risk.



Generally, the income from municipal securities is exempt from Federal income tax, and also may be exempt from certain state or local tax depending on an investor's state of residence. Even so, income from certain obligations may be subject to Federal alternative minimum tax.

                                                                    PROSPECTUS 1


                                     RISK/RETURN INFORMATION COMMON TO THE FUNDS



Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.



Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of its Adviser. The Adviser invests Fund assets in a way that it believes will help the Fund achieve its goal. No matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments.



A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY ALTHOUGH THE FUNDS ARE MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

2 PROSPECTUS


CALIFORNIA TAX EXEMPT FUND



INVESTMENT SUMMARY


INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income exempt from Federal
                                                    and California personal income taxes
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing an adviser experienced in selecting
                                                    municipal securities, the Fund invests in high
                                                    quality, short-term California municipal money
                                                    market securities
------------------------------------------------------------------------------------------------------


INVESTMENT STRATEGY


The California Tax Exempt Fund invests substantially all (at least 80%) of its assets in municipal money market securities that pay interest that is exempt from Federal and California income taxes. The principal issuers of these securities are state and local governments and agencies located in California, as well as Puerto Rico and other U.S. territories and possessions.


The Adviser purchases liquid securities with appropriate maturities that offer competitive yields, and that are issued by financially sound issuers. The Adviser also considers sector allocation and relative valuations in selecting securities for the Fund.



The Fund invests in high quality, short-term debt securities, commonly known as money market instruments. These include municipal bonds, notes and tax-exempt commercial paper. The Fund may, to a limited extent, invest in certain taxable securities and repurchase agreements, as well as, securities subject to the alternative minimum tax or in taxable municipal securities. The Fund follows strict SEC rules about the credit risk, maturity and diversification of its investments.



WHAT ARE THE RISKS OF INVESTING IN THE FUND?



An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.



State and local governments rely on taxes, and to some extent, revenues from private projects financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of issuers of California municipal securities to repay principal and to make interest payments on securities owned by the Fund. Changes to the financial condition of California municipal issuers also may adversely affect the value of the Fund's securities. For example, financial difficulties of the State, its counties, municipalities and school districts that hinder efforts to borrow and lower credit ratings are factors which may affect the Fund. In addition, actual or perceived credit-worthiness of California municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of California obligations than a mutual fund which does not have as great a concentration in California municipal obligations.



Since the Fund often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.



A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. IN ADDITION, ALTHOUGH THE FUND SEEKS TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

                                                                    PROSPECTUS 3


                                                      CALIFORNIA TAX EXEMPT FUND


PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for nine years. Since Class A Shares are invested in the same portfolio of securities, returns for Class B and Class C shares will be substantially similar to those of the Class A Shares, shown here, and will differ only to the extent that each class has different expenses. The performance information shown is based on full calendar years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1991  4.44%
1992  2.89%
1993  2.26%
1994  2.68%
1995  3.60%
1996  3.28%
1997  3.36%
1998  3.02%
1999  2.81%

BEST QUARTER                                        WORST QUARTER
1.15%                                               0.50%
(03/31/91)                                          (03/31/94)


* THE FUND'S TOTAL RETURN FROM JANUARY 1, 2000, TO SEPTEMBER 30, 2000, WAS
2.46%.



This table shows the Fund's average annual total returns for the periods ended December 31, 1999.


                                                        SINCE
                                     1 YEAR  5 YEARS  INCEPTION
---------------------------------------------------------------
CALIFORNIA TAX EXEMPT FUND --
 CLASS A SHARES                       2.81%   3.21%     3.33%*
---------------------------------------------------------------
CALIFORNIA TAX EXEMPT FUND --
 CLASS B SHARES                         N/A     N/A     2.32%**
---------------------------------------------------------------
CALIFORNIA TAX EXEMPT FUND --
 CLASS C SHARES                         N/A     N/A      N/A%***
---------------------------------------------------------------

* THE INCEPTION DATE FOR CLASS A SHARES OF THE FUND IS MAY 14, 1990.

** THE INCEPTION DATE FOR CLASS B SHARES OF THE FUND IS JANUARY 27, 1999.


** THE INCEPTION DATE FOR CLASS C SHARES OF THE FUND IS JUNE 26, 2000.


Please dial 1-800-DIAL-SEI to obtain the Fund's current yield.

--------------------------------------------------------------------------------

FUND FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)      CLASS B SHARES  CLASS C SHARES
Investment Advisory Fees                       0.04%           0.04%
Distribution (12b-1) Fees                       None            None
Other Expenses                                 0.59%           0.79%
                                              ------          ------
Total Annual Fund Operating Expenses           0.63%*          0.83%*


* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADMINISTRATOR AND DISTRIBUTOR ARE EACH VOLUNTARILY WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADMINISTRATOR AND/OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:


    CALIFORNIA TAX EXEMPT FUND -- CLASS B SHARES    0.58%
    CALIFORNIA TAX EXEMPT FUND -- CLASS C SHARES    0.78%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
California Tax Exempt Fund --
 Class B Shares                  $64     $202     $351     $  786
California Tax Exempt Fund --
 Class C Shares                  $85     $265     $460     $1,025

4 PROSPECTUS

INSTITUTIONAL TAX FREE FUND

INVESTMENT SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income exempt from Federal
                                                    income taxes.
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing an adviser experienced in selecting
                                                    municipal securities, the Fund invests in high
                                                    quality, short-term tax-exempt money market
                                                    securities.
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY


The Institutional Tax Free Fund invests substantially all (at least 80%) of its assets in municipal money market securities that pay interest that is exempt from Federal income taxes. The issuers of these securities are state and local government agencies located in all fifty states, Puerto Rico, and other U.S. territories and possessions.



The Adviser purchases liquid securities with appropriate maturities that offer competitive yields, and that are issued by financially sound issuers. The Adviser also considers sector allocation and relative valuations in selecting securities for the Fund.



The Fund invests in high quality, short-term debt securities, commonly known as money market instruments. These include municipal bonds, notes and tax-exempt commercial paper. The Fund may, to a limited extent, invest in certain taxable securities and repurchase agreements, as well as,securities subject to the alternative minimum tax or in taxable municipal securities. The Fund follows strict SEC rules about the credit risk, maturity and diversification of its investments.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.



State and local governments rely on taxes, and to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Fund. Changes to the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities. The Fund's securities may change in value in response to changes in interest rates and other factors. In addition, actual or perceived erosion of the credit-worthiness of municipal issuers may reduce the value of the Fund's holdings.



Since the Fund often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.



A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. IN ADDITION, ALTHOUGH THE FUND SEEKS TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

                                                                    PROSPECTUS 5

                                                     INSTITUTIONAL TAX FREE FUND

PERFORMANCE INFORMATION


The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.



This bar chart shows changes in the performance of the Fund's Class B Shares from year to year for nine years. The performance information shown is based on full calendar years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1991  4.36%
1992  2.79%
1993  2.17%
1994  2.51%
1995  3.52%
1996  3.08%
1997  3.21%
1998  3.02%
1999  2.82%

BEST QUARTER                                        WORST QUARTER
1.16%                                               0.49%
(03/31/91)                                          (03/31/94)


* THE FUND'S TOTAL RETURN FROM JANUARY 1, 2000, TO SEPTEMBER 30, 2000, WAS
2.69%.



This table shows the Fund's average annual total returns for the periods ended December 31, 1999.



                                                           SINCE
                                     1 YEAR  5 YEARS     INCEPTION
---------------------------------------------------------------------
INSTITUTIONAL TAX FREE FUND --
 CLASS B SHARES                      2.82%    3.13%           3.11%*
---------------------------------------------------------------------
INSTITUTIONAL TAX FREE FUND --
 CLASS C SHARES                      2.61%      N/A           2.87%**
---------------------------------------------------------------------


* THE INCEPTION DATE FOR CLASS B SHARES OF THE FUND IS OCTOBER 15, 1990.
** THE INCEPTION DATE FOR CLASS C SHARES OF THE FUND IS SEPTEMBER 11, 1995.

Please dial 1-800-DIAL-SEI to obtain the Fund's current yield.

--------------------------------------------------------------------------------

FUND FEES AND EXPENSES



This table describes the fees and expenses that you may pay if you buy and hold Fund shares.


ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)      CLASS B SHARES  CLASS C SHARES
Investment Advisory Fees                       0.04%           0.04%
Distribution (12b-1) Fees                       None            None
Other Expenses                                 0.70%           0.90%
                                              ------          ------
Total Annual Fund Operating Expenses           0.74%*          0.94%*


* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADMINISTRATOR AND DISTRIBUTOR ARE EACH VOLUNTARILY WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADMINISTRATOR AND/OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:


    INSTITUTIONAL TAX FREE FUND -- CLASS B SHARES   0.63%
    INSTITUTIONAL TAX FREE FUND -- CLASS C SHARES   0.83%


FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."



EXAMPLE



This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Institutional Tax Free Fund --
 Class B Shares                  $76     $237     $411     $  918
Institutional Tax Free Fund --
 Class C Shares                  $96     $300     $520     $1,155

6 PROSPECTUS

MORE INFORMATION ABOUT FUND INVESTMENTS


This prospectus describes the Funds' primary investment strategies. The Funds may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in the Funds' Statement of Additional Information (SAI).



The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Funds' objectives. Of course, there is no guarantee that any Fund will achieve its investment goal.



INVESTMENT ADVISER



The Investment Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Funds' investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.



Weiss, Peck & Greer, L.L.C. ("WPG"), located at One New York Plaza, New York, NY 10004, serves as the Adviser to the Funds. As of September 30, 2000, WPG had approximately $19.5 billion in assets under management. For the fiscal year ended August 31, 2000, WPG received advisory fees of:


    California Tax Exempt Fund                      0.04%
    Institutional Tax Free Fund                     0.04%


Janet Fiorenza, a portfolio manager at WPG, has managed the Funds since 1990. Ms. Fiorenza has been with WPG since 1988, and with its predecessor since 1980. She has more than 20 years of investment experience.

                                                                    PROSPECTUS 7


                                              PURCHASING AND SELLING FUND SHARES



This section tells you how to purchase or sell (sometimes called "redeem") shares of the Funds. The Funds offer Class B and Class C Shares only to financial institutions or intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.



HOW TO PURCHASE FUND SHARES



You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). However, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.



Financial institutions and intermediaries may purchase Class B and Class C Shares by placing orders with the Funds' Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the same day the order is placed. Each Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Funds or their operations. This includes those from any individual or group who, in a Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of a Fund within a calendar year).



When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.



Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.



If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain of these broker-dealers or other financial intermediaries.



The California Tax Exempt and Institutional Tax-Free Funds' NAV is calculated once each Business Day at 2:00 p.m. and 3:00 p.m., Eastern Time, respectively. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally the Funds (or their authorized intermediaries) must receive your purchase order and federal funds (readily available funds) before the Funds calculate their NAV.



HOW THE FUNDS CALCULATE NAV



NAV for one Fund share is the value of that share's portion of all of the net assets in the Fund.



In calculating NAV for the California Tax Exempt and Institutional Tax Free Funds, each Fund generally values the Fund's investment portfolio using the amortized cost valuation method, which is described in detail in the SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

8 PROSPECTUS


PURCHASING AND SELLING FUND SHARES



HOW TO SELL YOUR FUND SHARES



If you hold Class B or Class C Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge you a fee for its services. Generally, the California Tax Exempt Fund and Institutional Tax Free Fund must receive your redemption request before 2:00 p.m. and 1:30 p.m., Eastern time, respectively. The sale price of each share will be the next NAV determined after the Funds (or their authorized intermediaries) receive your request.



RECEIVING YOUR MONEY



Normally, the Funds will make payment on your sale on the same Business Day on which they receive your request, but it may take up to seven days. Your proceeds will be wired to your bank account.



REDEMPTIONS IN KIND



The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.



INVOLUNTARY SALES OF YOUR SHARES



If your account balance drops below the required minimum, $45 million for the Class B and Class C Shares of the Institutional Tax Free Fund, you may be required to sell your shares. You will always be given at least 60 days' written notice to give you time to add to your account and avoid selling your shares.



SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES



The Funds may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.



TELEPHONE TRANSACTIONS



Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine.



DISTRIBUTION OF FUND SHARES



SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' Class B and Class C Shares.



For Class B and Class C Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.



For Class B and Class C Shares, administrative service fees, as a percentage of average daily net assets, may be up to 0.05% or 0.25%, respectively.

                                                                    PROSPECTUS 9


                                              DIVIDENDS, DISTRIBUTIONS AND TAXES



DIVIDENDS AND DISTRIBUTIONS



The Funds declare dividends daily and distributes its income monthly. The Funds make distributions of capital gains, if any, at least annually.



You will receive dividends and distributions in the form of cash unless otherwise stated.



TAXES



PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below, the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.



The Funds will distribute substantially all of their income and capital gains, if any. The dividends and distributions you receive may be subject to Federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale of Fund shares is a taxable event.



The Funds intend to distribute federally tax-exempt income. The California Tax Exempt Fund also intend to distribute income that is exempt from California state and local income taxes. The Institutional Tax Free Fund intends to distribute income that is exempt from Federal income taxes. A portion of the income distributed by the Institutional Tax Free Fund may be exempt from your state and local taxes depending on the investments of the Fund. The Funds may invest a portion of their assets in securities that generate income that is subject to Federal or state income taxes. Income exempt from Federal tax may be subject to state and local taxes. Any capital gains distributed by the Funds may be taxable.



The Funds are not liable for any income or franchise taxes in the Commonwealth of Massachusetts as long as they qualify as a regulated investment company under Federal tax law.


MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

10 PROSPECTUS

FINANCIAL HIGHLIGHTS


The table that follows presents performance information about Class B and C Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.



This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with the Fund's financial statements, appears in the Fund's annual report that accompanies the SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.


SEI TAX EXEMPT TRUST
FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR



                                                                                                              NET
                                                                                                           REALIZED
                                                                                                              AND
                                                                                                          UNREALIZED
                                                                                                          GAIN (LOSS)
                                                      INVESTMENT              DISTRIBUTIONS                   ON           NET
                                          NET ASSET   ACTIVITIES  -------------------------------------   INVESTMENTS     ASSET
                                            VALUE,       NET         NET         NET                          AND        VALUE,
                                          BEGINNING   INVESTMENT  INVESTMENT   REALIZED       TOTAL         CAPITAL        END
                                          OF PERIOD     INCOME      INCOME       GAIN     DISTRIBUTIONS  TRANSACTIONS   OF PERIOD
                                          ----------  ----------  ----------  ----------  -------------  -------------  ---------
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX EXEMPT FUND
---------------------------------------------------------------------------------------------------------------------------------
  CLAS S B
    2000................................    $ 1.00      $0.028     $(0.028)         --       $(0.028)            --      $ 1.00
    1999(1).............................      1.00       0.014      (0.014)         --        (0.014)            --        1.00
  CLASS C
    2000(2).............................      1.00       0.005      (0.005)         --        (0.005)            --        1.00
---------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL TAX FREE FUND
---------------------------------------------------------------------------------------------------------------------------------
  CLASS B
    2000................................    $ 1.00      $0.034     $(0.034)         --       $(0.034)            --      $ 1.00
    1999................................      1.00       0.027      (0.027)         --        (0.027)            --        1.00
    1998................................      1.00       0.031      (0.031)         --        (0.031)            --        1.00
    1997................................      1.00       0.031      (0.031)         --        (0.031)            --        1.00
    1996................................      1.00       0.032      (0.032)         --        (0.032)            --        1.00
  CLASS C
    2000................................      1.00       0.032      (0.032)         --        (0.032)            --        1.00
    1999................................      1.00       0.025      (0.025)         --        (0.025)            --        1.00
    1998................................      1.00       0.029      (0.029)         --        (0.029)            --        1.00
    1997................................      1.00       0.029      (0.029)         --        (0.029)            --        1.00
    1996(3).............................      1.00       0.029      (0.029)         --        (0.029)            --        1.00


                                                                               RATIO                        RATIO OF
                                                                                 OF                           NET
                                                                              EXPENSES                     INVESTMENT
                                                                                 TO         RATIO OF       INCOME TO
                                                       NET                    AVERAGE         NET           AVERAGE
                                                     ASSETS,      RATIO OF   NET ASSETS    INVESTMENT      NET ASSETS
                                                       END        EXPENSES   EXCLUDING     INCOME TO       EXCLUDING
                                           TOTAL    OF PERIOD    TO AVERAGE     FEE         AVERAGE           FEE
                                          RETURN+     (000)      NET ASSETS   WAIVERS      NET ASSETS       WAIVERS
                                          -------  ------------  ----------  ----------  --------------  --------------

CALIFORNIA TAX EXEMPT FUND
------------------------------------------------------------------------------------------------------------------------
  CLAS S B
    2000................................   2.88%         $596       0.58%       0.63%         2.84%           2.79%
    1999(1).............................    1.43          508       0.58*       0.60*         2.42*           2.40*
  CLASS C
    2000(2).............................    0.55        1,938       0.78*       0.83*         2.93*           2.88*
---------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL TAX FREE FUND
---------------------------------------------------------------------------------------------------------------------------------
  CLASS B
    2000................................   3.42%     $114,633       0.63%       0.74%         3.45%           3.34%
    1999................................    2.78       57,310       0.63        0.73          2.74            2.64
    1998................................    3.15       95,004       0.63        0.73          3.06            2.96
    1997................................    3.13       34,783       0.63        0.73          3.10            3.00
    1996................................    3.21       14,156       0.63        0.80          3.16            2.99
  CLASS C
    2000................................    3.21       54,064       0.83        0.94          3.16            3.05
    1999................................    2.57       38,022       0.83        0.93          2.52            2.42
    1998................................    2.94       22,676       0.83        0.93          2.89            2.79
    1997................................    2.93        9,382       0.83        0.95          2.85            2.73
    1996(3).............................    2.92       19,208       0.83*       0.96*         2.89*           2.76*


Amounts designated as "--" are either $0 or have been rounded to $0.
 * Annualized.

 + Total return is for the period indicated and has not been annualized.

(1) The California Tax Exempt Fund -- Class B commenced operations on January 27, 1999.
(2) The California Tax Exempt Fund -- Class C commenced operations on June 26, 2000.
(3) The Institutional Tax Free Fund -- Class C commenced operations on September 11, 1995.

SEI
INVESTMENTS
The Art of People. The Science of Results.







More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated December 31, 2000, includes more detailed information about SEI Tax Exempt Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Funds' holdings and contain information from the Funds' managers about fund strategies, market conditions and trends and their impact on performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN MORE INFORMATION:

By Telephone:  Call 1-800-DIAL-SEI

By Mail:       Write to the Fund at:
               One Freedom Valley Drive
               Oaks, PA 19456

By Internet:   http://www.seic.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Tax Exempt Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust's Investment Company Act registration number is 811-3447.

INV-375

SEI
INVESTMENTS


                          PROSPECTUS AS OF DECEMBER 31, 2000


FIXED INCOME

                          ------------------------
                          INTERMEDIATE-TERM
                          MUNICIPAL FUND
                          ------------------------
                          CALIFORNIA MUNICIPAL
                          BOND FUND
                          ------------------------
                          MASSACHUSETTS
                          MUNICIPAL BOND FUND
                          ------------------------
                          NEW JERSEY MUNICIPAL
                          BOND FUND
                          ------------------------
                          NEW YORK MUNICIPAL
                          BOND FUND
                          ------------------------
                          PENNSYLVANIA MUNICIPAL
                          BOND FUND


                          The Securities and Exchange
                          Commission has not approved or
                          disapproved these securities or
                          passed upon the adequacy of this
                          prospectus. Any representation to
                          the contrary is a criminal offense.

    SEI Tax
    Exempt Trust
ABOUT THIS PROSPECTUS
------------------------------------------------------------------------

SEI Tax Exempt Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). This prospectus gives you important information about the Class A Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN. FOR MORE DETAILED INFORMATION ABOUT THE FUNDS, PLEASE SEE:

     INTERMEDIATE-TERM MUNICIPAL FUND.....................................2
     CALIFORNIA MUNICIPAL BOND FUND.......................................4
     MASSACHUSETTS MUNICIPAL BOND FUND....................................6
     NEW JERSEY MUNICIPAL BOND FUND.......................................8
     NEW YORK MUNICIPAL BOND FUND........................................10
     PENNSYLVANIA MUNICIPAL BOND FUND....................................12
     MORE INFORMATION ABOUT FUND INVESTMENTS.............................14
     THE INVESTMENT ADVISER AND SUB-ADVISERS.............................14
     PURCHASING AND SELLING FUND SHARES..................................16
     DIVIDENDS AND DISTRIBUTIONS.........................................18
     TAXES...............................................................18
     FINANCIAL HIGHLIGHTS................................................19

     HOW TO OBTAIN MORE INFORMATION ABOUT SEI TAX EXEMPT TRUST...Back Cover


--------------------------------------------------------------------------------
MUNICIPAL SECURITIES

Each of the Funds invests primarily in municipal securities. Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations. The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, but may be supported only by an agency or a particular source of revenues. Therefore, municipal securities vary in credit quality.


Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. A strategy to invest in investment grade securities reduces but does not eliminate this risk.



Generally, the income from municipal securities is exempt from Federal income tax, and also may be exempt from certain state or local taxes depending on an investor's state of residence. Even so, income from certain obligations may be subject to Federal alternative minimum tax.

                                                                    PROSPECTUS 1

                                     RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.


Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SEI Investments Management Corporation (SIMC) and one or more Sub-Advisers who manage portions of each Fund's assets in a way that they believe will help each Fund achieve its goal. SIMC acts as "manager of managers" for the Funds, and attempts to ensure that the Sub-Advisers comply with the Funds' investment policies and guidelines. SIMC also recommends the appointment of additional or replacement Sub-Advisers to the Funds' Board. Still, investing in the Funds involves risks, and there is no guarantee that a Fund will achieve its goal. SIMC and the Sub-Advisers make judgments about the securities markets, the economy, and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.



The value of your investment in the Funds is based on the market prices of the securities the Funds hold. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The estimated level of volatility for a Fund is set forth in the Fund Summaries that follows. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

2 PROSPECTUS

INTERMEDIATE-TERM MUNICIPAL FUND

FUND SUMMARY

INVESTMENT GOAL                                     The highest level of income exempt from Federal
                                                    income tax consistent with the preservation of
                                                    capital
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Medium
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing a sub-adviser experienced in selecting
                                                    municipal securities, the Fund invests in
                                                    investment grade municipal securities
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Intermediate-Term Municipal Fund invests substantially all (at least 80%) of its assets in investment grade municipal securities that generate income exempt from Federal income tax. The issuers of these securities are state and local governments and agencies located in all fifty states, Puerto Rico and other U.S. territories and possessions.

The Fund utilizes a specialist Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. The Sub-Adviser selects securities based on its views on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Adviser will strive to maintain an average weighted portfolio maturity of three to ten years. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax, or in taxable municipal securities.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?


The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit-worthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In addition, the Fund is subject to the risk that its market segment, tax-exempt fixed income securities, may underperform other fixed income market segments or the fixed income markets as a whole.



State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the credit-worthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of municipal obligations than a mutual fund which does not have as great a concentration in municipal obligations.


Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers also may adversely affect the value of the Fund's securities.

                                                                    PROSPECTUS 3

                                                INTERMEDIATE-TERM MUNICIPAL FUND

PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years. The performance information shown is based on full calendar years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990   6.86%
1991   8.65%
1992   7.30%
1993   8.79%
1994  -3.05%
1995  12.70%
1996   3.94%
1997   7.76%
1998   5.59%
1999  -0.83%


BEST QUARTER                                        WORST QUARTER
4.81%                                               -4.18%
(03/31/95)                                          (03/31/94)



* THE FUND'S TOTAL RETURN FROM JANUARY 1, 2000, TO SEPTEMBER 30, 2000, WAS
5.23%.


This table compares the Fund's average annual total returns for the periods ended December 31, 1999 to those of the Lehman Brothers 5-Year G.O. Index.


                                                            SINCE
                                                          INCEPTION
CLASS A SHARES                  1 YEAR  5 YEARS  10 YEAR  (9/5/89)
-------------------------------------------------------------------
INTERMEDIATE-TERM MUNICIPAL
 FUND                           -0.83%   5.74%    5.68%      5.68%
-------------------------------------------------------------------
LEHMAN BROTHERS 5-YEAR G.O.
 INDEX*                          0.72%   5.80%    6.16%      6.31%**
-------------------------------------------------------------------

* AN INDEX MEASURES THE MARKET PRICES OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OR SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. UNLIKE A MUTUAL FUND, AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE LEHMAN BROTHERS 5-YEAR G.O. INDEX IS A WIDELY RECOGNIZED INDEX CONSISTING OF GENERAL OBLIGATION BONDS WITH MATURITIES BETWEEN 4 AND 6 YEARS.
** THE INCEPTION DATE FOR THE INDEX IS SEPTEMBER 30, 1989.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS A SHARES
Investment Advisory Fees                                 0.33%
Distribution (12b-1) Fees                                 None
Other Expenses                                           0.55%
                                                        ------
Total Annual Fund Operating Expenses                     0.88%*



* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADMINISTRATOR AND DISTRIBUTOR ARE EACH VOLUNTARILY WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADMINISTRATOR AND/OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:


       INTERMEDIATE-TERM MUNICIPAL FUND - CLASS A
        SHARES                                      0.60%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISERS AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."
EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Intermediate-Term Municipal
 Fund - Class A Shares           $90     $281     $488     $1,084

4 PROSPECTUS

CALIFORNIA MUNICIPAL BOND FUND

FUND SUMMARY

INVESTMENT GOAL                                     The highest level of current income exempt from
                                                    Federal and California income taxes consistent
                                                    with the preservation of capital
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Medium
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing a sub-adviser experienced in selecting
                                                    municipal securities, the Fund invests in
                                                    investment grade municipal securities
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The California Municipal Bond Fund invests substantially all (at least 80%) of its assets in investment grade municipal securities that generate income exempt from Federal and California State income taxes. The principal issuers of these securities are state and local governments and agencies located in California, as well as Puerto Rico and other U.S. territories and possessions.

The Fund utilizes a specialist Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Adviser will strive to maintain an average weighted portfolio maturity of three to ten years. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in taxable municipal securities.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?


The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit-worthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In addition, the Fund is also subject to the risk that its market segment, California tax-exempt fixed income securities, may underperform other fixed income market segments or the fixed income markets as a whole.



State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of California municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the credit-worthiness of California municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of California obligations than a mutual fund which does not have as great a concentration in California municipal obligations.


Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

                                                                    PROSPECTUS 5

                                                  CALIFORNIA MUNICIPAL BOND FUND

PERFORMANCE INFORMATION


The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.



This bar chart shows changes in the performance of the Fund's Class A Shares for one year. The performance information shown is based on a full calendar year.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1999  -0.37%


BEST QUARTER                                        WORST QUARTER
1.24%                                               -1.80%
(09/30/99)                                          (06/30/99)



* THE FUND'S TOTAL RETURN FROM JANUARY 1, 2000, TO SEPTEMBER 30, 2000, WAS
7.04%.



This table compares Fund's average annual total returns for the periods ended December 31, 1999 to those of the Lehman Brothers 5-Year G.O. Index.



                                                    SINCE
                                                  INCEPTION
CLASS A SHARES                            1 YEAR  (8/19/98)
-----------------------------------------------------------
CALIFORNIA MUNICIPAL FUND                 -0.37%     2.10%
-----------------------------------------------------------
LEHMAN BROTHERS 5-YEAR G.O. INDEX*         0.72%     1.91%**
-----------------------------------------------------------



* AN INDEX MEASURES THE MARKET PRICES OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OR SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. UNLIKE A MUTUAL FUND, AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE LEHMAN BROTHERS 5-YEAR G.O. INDEX IS A WIDELY RECOGNIZED INDEX CONSISTING OF GENERAL OBLIGATION BONDS WITH MATURITIES BETWEEN 4 AND 6 YEARS.


** THE INCEPTION DATE FOR THE INDEX IS AUGUST 31, 1998.


--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS A SHARES
Investment Advisory Fees                                 0.33%
Distribution (12b-1) Fees                                 None
Other Expenses                                           0.54%
                                                        ------
Total Annual Fund Operating Expenses                     0.87%*



* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADMINISTRATOR AND DISTRIBUTOR ARE EACH VOLUNTARILY WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADMINISTRATOR AND/OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:


       CALIFORNIA MUNICIPAL BOND FUND - CLASS A
        SHARES                                      0.60%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
California Municipal Bond Fund
 - Class A Shares                $89     $278     $482     $1,073

6 PROSPECTUS

MASSACHUSETTS MUNICIPAL BOND FUND

FUND SUMMARY

INVESTMENT GOAL                                     The highest level of current income exempt from
                                                    Federal and Massachusetts income taxes while
                                                    preserving capital
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Medium
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing a sub-adviser experienced in selecting
                                                    Massachusetts municipal securities, the Fund
                                                    invests in investment grade municipal securities
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Massachusetts Municipal Bond Fund invests substantially all (at least 80%) of its assets in investment grade municipal securities that generate income exempt from Federal and Massachusetts State income taxes. The principal issuers of these securities are state and local governments and agencies located in Massachusetts, as well as Puerto Rico and other U.S. territories and possessions.

The Fund utilizes a specialist Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Adviser will strive to maintain an average weighted portfolio maturity of three to ten years. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in taxable municipal securities.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?


The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit-worthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In addition, the Fund is also subject to the risk that its market segment, Massachusetts tax-exempt fixed income securities, may underperform other fixed income market segments or the fixed income markets as a whole.



State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of Massachusetts municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the credit-worthiness of Massachusetts municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of Massachusetts obligations than a mutual fund which does not have as great a concentration in Massachusetts municipal obligations.


Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

                                                                    PROSPECTUS 7

                                               MASSACHUSETTS MUNICIPAL BOND FUND

PERFORMANCE INFORMATION


The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.



This bar chart shows changes in the performance of the Fund's Class A Shares for one year. The performance information shown is based on a full calendar year.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1999  -1.35%


BEST QUARTER                                        WORST QUARTER
0.56%                                               -2.00%
(03/31/99)                                          (06/30/99)



* THE FUND'S TOTAL RETURN FROM JANUARY 1, 2000, TO SEPTEMBER 30, 2000, WAS
5.26%.



This table compares the Fund's average annual total returns for the periods ended December 31, 1999 to those of the Lehman Brothers 5-Year G.O. Index.


                                                    SINCE
                                                  INCEPTION
CLASS A SHARES                            1 YEAR  (8/19/98)
-----------------------------------------------------------
MASSACHUSETTS MUNICIPAL BOND FUND         -1.35%    0.42%
-----------------------------------------------------------
LEHMAN BROTHERS 5-YEAR G.O. INDEX*         0.72%    1.91%**
-----------------------------------------------------------


* AN INDEX MEASURES THE MARKET PRICES OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OR SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. UNLIKE A MUTUAL FUND, AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE LEHMAN BROTHERS 5-YEAR G.O. INDEX IS A WIDELY RECOGNIZED INDEX CONSISTING OF GENERAL OBLIGATION BONDS WITH MATURITIES BETWEEN 4 AND 6 YEARS.


** THE INCEPTION DATE FOR THE INDEX IS AUGUST 31, 1998.


--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS A SHARES
Investment Advisory Fees                                 0.33%
Distribution (12b-1) Fees                                 None
Other Expenses                                           0.55%
                                                        ------
Total Annual Fund Operating Expenses                     0.88%*



* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADMINISTRATOR AND DISTRIBUTOR ARE EACH VOLUNTARILY WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADMINISTRATOR AND/OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:


       MASSACHUSETTS MUNICIPAL BOND FUND - CLASS A
        SHARES                                      0.60%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Massachusetts Municipal Bond
 Fund - Class A Shares           $90     $281     $488     $1,084

8 PROSPECTUS

NEW JERSEY MUNICIPAL BOND FUND

FUND SUMMARY

INVESTMENT GOAL                                     The highest level of current income exempt from
                                                    Federal and New Jersey income taxes while
                                                    preserving capital
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Medium
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing a sub-adviser experienced in selecting
                                                    New Jersey municipal securities, the Fund invests
                                                    in investment grade municipal securities
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The New Jersey Municipal Bond Fund invests substantially all (at least 80%) of its assets in investment grade municipal securities that generate income exempt from Federal and New Jersey State income taxes. The principal issuers of these securities are state and local governments and agencies located in New Jersey, as well as Puerto Rico and other U.S. territories and possessions.

The Fund utilizes a specialist Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Adviser will strive to maintain an average weighted portfolio maturity of three to ten years. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in taxable municipal securities.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?


The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit-worthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In addition, the Fund is also subject to the risk that its market segment, New Jersey tax-exempt fixed income securities, may underperform other fixed income market segments or the fixed income markets as a whole.



State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of New Jersey municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the credit-worthiness of New Jersey municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of New Jersey obligations than a mutual fund which does not have as great a concentration in New Jersey municipal obligations.


Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

                                                                    PROSPECTUS 9

                                                  NEW JERSEY MUNICIPAL BOND FUND

PERFORMANCE INFORMATION


The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.



This bar chart shows changes in the performance of the Fund's Class A Shares for one year. The performance information shown is based on a full calendar year.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1999  -0.36%


BEST QUARTER                                        WORST QUARTER
0.87%                                               -1.68%
(09/30/99)                                          (06/30/99)



* THE FUND'S TOTAL RETURN FROM JANUARY 1, 2000, TO SEPTEMBER 30, 2000, WAS
4.70%.



This table compares the Fund's average annual total returns for the periods ended December 31, 1999 to those of the Lehman Brothers 5-Year G.O. Index.



                                                    SINCE
                                                  INCEPTION
CLASS A SHARES                            1 YEAR  (8/18/98)
-----------------------------------------------------------
NEW JERSEY MUNICIPAL BOND FUND            -0.36%    1.33%
-----------------------------------------------------------
LEHMAN BROTHERS 5-YEAR G.O. INDEX*         0.72%    1.91%**
-----------------------------------------------------------



* AN INDEX MEASURES THE MARKET PRICES OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OR SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. UNLIKE A MUTUAL FUND, AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE LEHMAN BROTHERS 5-YEAR G.O. INDEX IS A WIDELY RECOGNIZED INDEX CONSISTING OF GENERAL OBLIGATION BONDS WITH MATURITIES BETWEEN 4 AND 6 YEARS.


** THE INCEPTION DATE FOR THE INDEX IS AUGUST 31, 1998.


--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS A SHARES
Investment Advisory Fees                                 0.33%
Distribution (12b-1) Fees                                 None
Other Expenses                                           0.55%
                                                        ------
Total Annual Fund Operating Expenses                     0.88%*



* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADMINISTRATOR AND DISTRIBUTOR ARE EACH VOLUNTARILY WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADMINISTRATOR AND/OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:



       NEW JERSEY MUNICIPAL BOND FUND - CLASS A
        SHARES                                      0.60%


FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
New Jersey Municipal Bond Fund
 - Class A Shares                $90     $281     $488     $1,084

10 PROSPECTUS

NEW YORK MUNICIPAL BOND FUND

FUND SUMMARY

                                                    THE HIGHEST LEVEL OF CURRENT INCOME EXEMPT FROM
                                                    FEDERAL AND NEW YORK STATE AND CITY INCOME TAXES
                                                    WHILE PRESERVING CAPITAL
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Medium
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing a sub-adviser experienced in selecting
                                                    New York municipal securities, the Fund invests in
                                                    investment grade municipal securities
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The New York Municipal Bond Fund invests substantially all (at least 80%) of its assets in investment grade municipal securities that generate income exempt from Federal and New York State and City income taxes. The principal issuers of these securities are state and local governments and agencies located in New York, as well as Puerto Rico and other U.S. territories and possessions.

The Fund utilizes a specialist Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Adviser will strive to maintain an average weighted portfolio maturity of three to ten years. The Fund may, to a limited extent, invest assets in securities subject to the alternative minimum tax or in taxable municipal securities.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?


The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit-worthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In addition, the Fund is also subject to the risk that its market segment, New York tax-exempt fixed income securities, may underperform other fixed income market segments or the fixed income markets as a whole.



State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of New York municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the credit-worthiness of New York municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of New York obligations than a mutual fund which does not have as great a concentration in New York municipal obligations.


Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

                                                                   PROSPECTUS 11

                                                    NEW YORK MUNICIPAL BOND FUND

PERFORMANCE INFORMATION


The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, Fund's past performance does not necessarily indicate how the Fund will perform in the future.



This bar chart shows changes in the performance of the Fund's Class A Shares for one year. The performance information shown is based on a full calendar year.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1999  -1.18%


BEST QUARTER                                        WORST QUARTER
0.65%                                               -2.19%
(03/31/99)                                          (06/30/99)



* THE FUND'S TOTAL RETURN FROM JANUARY 1, 2000, TO SEPTEMBER 30, 2000, WAS
5.71%.



This table compares the Fund's average annual total returns for the periods ended December 31, 1999 to those of the Lehman Brothers 5-Year G.O. Index.


                                                    SINCE
                                                  INCEPTION
CLASS A SHARES                            1 YEAR  (8/18/98)
-----------------------------------------------------------
NEW YORK MUNICIPAL BOND FUND              -1.18%    0.91%
-----------------------------------------------------------
LEHMAN BROTHERS 5-YEAR G.O. INDEX*         0.72%    1.91%**
-----------------------------------------------------------


* AN INDEX MEASURES THE MARKET PRICES OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OR SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. UNLIKE A MUTUAL FUND, AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE LEHMAN BROTHERS 5-YEAR G.O. INDEX IS A WIDELY RECOGNIZED INDEX CONSISTING OF GENERAL OBLIGATION BONDS WITH MATURITIES BETWEEN 4 AND 6 YEARS.


** THE INCEPTION DATE FOR THE INDEX IS AUGUST 31, 1998.


--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS A SHARES
Investment Advisory Fees                                 0.33%
Distribution (12b-1) Fees                                 None
Other Expenses                                           0.55%
                                                        ------
Total Annual Fund Operating Expenses                     0.88%*



* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADMINISTRATOR AND DISTRIBUTOR ARE EACH VOLUNTARILY WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADMINISTRATOR AND/OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:


       NEW YORK MUNICIPAL BOND FUND - CLASS A
        SHARES                                      0.60%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
New York Municipal Bond Fund -
 Class A Shares                  $90     $281     $488     $1,084

12 PROSPECTUS

PENNSYLVANIA MUNICIPAL BOND FUND

FUND SUMMARY


INVESTMENT GOAL                                     Current income exempt from Federal and
                                                    Pennsylvania income taxes consistent with the
                                                    preservation of capital
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Medium
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing a sub-adviser experienced in selecting
                                                    Pennsylvania municipal securities, the Fund
                                                    invests in investment grade municipal securities
------------------------------------------------------------------------------------------------------


INVESTMENT STRATEGY

The Pennsylvania Municipal Bond Fund invests substantially all (at least 80%) of its assets in investment grade municipal securities that generate income exempt from Federal and Pennsylvania State income taxes. The principal issuers of these securities are state and local governments and agencies located in Pennsylvania, as well as Puerto Rico and other U.S. territories and possessions.


The Fund utilizes a specialist Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Adviser will strive to maintain an average weighted portfolio maturity of seven years or less. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in taxable municipal securities.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit-worthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In addition, the Fund is also subject to the risk that its market segment, Pennsylvania tax-exempt fixed income securities, may underperform other fixed income market segments or the fixed income markets as a whole.



State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of Pennsylvania municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the credit-worthiness of Pennsylvania municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of Pennsylvania obligations than a mutual fund which does not have as great a concentration in Pennsylvania municipal obligations.


Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers also may adversely affect the value of the Fund's securities.

                                                                   PROSPECTUS 13

                                                PENNSYLVANIA MUNICIPAL BOND FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A Shares for one years.



The performance information shown is based on a full calendar year.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1999  -0.91%


BEST QUARTER                                        WORST QUARTER
0.83%                                               -1.71%
(03/31/99)                                          (06/30/99)



* THE FUND'S TOTAL RETURN FROM JANUARY 1, 2000, TO SEPTEMBER 30, 2000, WAS
5.36%.



This table compares the Fund's average annual total returns for the periods ended December 31, 1999, to those of the Lehman Brothers 5-Year G.O. Index.



                                                    SINCE
                                                  INCEPTION
CLASS A SHARES                            1 YEAR  (8/25/98)
-----------------------------------------------------------
PENNSYLVANIA MUNICIPAL BOND FUND          -0.91%    0.82%*
-----------------------------------------------------------
LEHMAN BROTHERS 5-YEAR G.O. INDEX*         0.72%    1.91%**
-----------------------------------------------------------


* AN INDEX MEASURES THE MARKET PRICES OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OR SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. UNLIKE A MUTUAL FUND, AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE LEHMAN BROTHERS 5-YEAR G.O. INDEX IS A WIDELY RECOGNIZED INDEX CONSISTING OF GENERAL OBLIGATION BONDS WITH MATURITIES BETWEEN 4 AND 6 YEARS.

** THE INCEPTION DATE FOR THE INDEX IS AUGUST 31, 1998.


--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS A SHARES
Investment Advisory Fees                                 0.35%
Distribution (12b-1) Fees                                 None
Other Expenses                                           0.51%
                                                        ------
Total Annual Fund Operating Expenses                     0.86%*



* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADMINISTRATOR AND DISTRIBUTOR ARE EACH VOLUNTARILY WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADMINISTRATOR AND/OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:


       PENNSYLVANIA MUNICIPAL BOND FUND - CLASS A
        SHARES                                      0.60%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Pennsylvania Municipal Bond
 Fund - Class A Shares           $88     $274     $477     $1,061

14 PROSPECTUS

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary investment strategies. The Funds also may invest in other securities, use other strategies, and engage in other investment practices, which are described in detail in the Funds' Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in investments that would not ordinarily be consistent with the Funds' objectives. Of course, there is no guarantee that any Fund will achieve its investment goal.


INVESTMENT ADVISER AND SUB-ADVISER



SEI INVESTMENTS MANAGEMENT CORPORATION (SIMC) ACTS AS THE MANAGER OF MANAGERS OF THE FUNDS, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUNDS SINCE IT ALLOCATES THE FUNDS' ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES.



The Sub-Advisers make investment decisions for the assets they manage and continuously review, supervise and administer their investment program. SIMC oversees the Sub-Advisers to ensure compliance with the Funds' investment policies and guidelines, and monitors each Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC. SIMC pays the Sub-Advisers out of the investment advisory fees it receives.



SIMC an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the adviser to the Funds. As of October 31, 2000, SIMC had approximately $52 billion in assets under management. For the fiscal year ended August 31, 2000, SIMC received investment advisory fees as follows.


    INTERMEDIATE-TERM MUNICIPAL FUND                0.33%
    CALIFORNIA MUNICIPAL BOND FUND                  0.33%
    MASSACHUSETTS MUNICIPAL BOND FUND               0.33%
    NEW JERSEY MUNICIPAL BOND FUND                  0.33%
    NEW YORK MUNICIPAL BOND FUND                    0.33%


Prior to August 29, 2000, Deutsche Asset Management, Inc. ("DeAM") served as the investment adviser to the Pennsylvania Municipal Bond Fund. For its services, DeAM received advisory fees of 0.20% of the average daily net assets of the Fund. As of August 29, 2000, SIMC serves as the investment adviser to the Pennsylvania Municipal Bond Fund under a "manager of managers" structure and DeAM serves as Sub-Adviser. For its services, SIMC receives advisory fees of 0.35% of the average daily net assets of the Pennsylvania Municipal Bond Fund.


SUB-ADVISERS AND PORTFOLIO MANAGER(S)

INTERMEDIATE-TERM MUNICIPAL FUND
MASSACHUSETTS MUNICIPAL BOND FUND
NEW YORK MUNICIPAL BOND FUND


STANDISH, AYER & WOOD, INC.: Standish, Ayer & Wood, Inc. (SAW), located at One Financial Center, Suite 27, Boston, MA 02111, serves as the Sub-Adviser to the Intermediate-Term Municipal, Massachusetts Municipal Bond, and New York Municipal Bond Funds. As of September 30, 2000, SAW had approximately
$45.3 billion in assets under management.

                                                                   PROSPECTUS 15

                                         MORE INFORMATION ABOUT FUND INVESTMENTS

Raymond J. Kubiak, CFA, a portfolio manager at SAW, manages the Intermediate-Term Municipal, Massachusetts Municipal Bond and New York Municipal Bond Funds. Mr. Kubiak has been with SAW since 1988. He has more than 17 years of investment experience.

CALIFORNIA MUNICIPAL BOND FUND
NEW JERSEY MUNICIPAL BOND FUND


VAN KAMPEN MANAGEMENT INC.: Van Kampen Management Inc. ("Van Kampen"), located at One Parkview Plaza, Oakbrook Terrace, IL 60181, serves as the Sub-Adviser to the California Municipal Bond and New Jersey Municipal Bond Funds. As of September 30, 2000, Van Kampen had approximately $86.9 billion in assets under management.


Joseph A. Piraro, a Vice President of Van Kampen, manages the California Municipal Bond Fund. Mr. Piraro has been with Van Kampen since 1992. He has more than 27 years of investment experience.

Timothy D. Haney, a Vice President of Van Kampen, manages the New Jersey Municipal Bond Fund. Mr. Haney has been with Van Kampen since 1988. He has more than 27 years of investment experience.

PENNSYLVANIA MUNICIPAL BOND FUND


DEUTSCHE ASSET MANAGEMENT, INC.: Deutsche Asset Management, Inc. ("DeAM"), located at 885 Third Avenue, New York, NY 10022, serves as the Sub-Adviser to the Pennsylvania Municipal Bond Fund. As of September 30, 2000, DeAM had approximately $254 billion in assets under management.



David Baldt has served as Director and Executive President of Deutsche Asset Management, Inc. DeAM since 1989. He has managed the Pennsylvania Municipal Bond Fund since July of 1995. He has more than 29 years of investment experience.

16 PROSPECTUS

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase or sell (sometimes called "redeem") shares of the Funds. The Funds offer Class A Shares only to financial institutions or intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).


Financial institutions and intermediaries may purchase Class A Shares by placing orders with the Funds' Transfer Agent (or their authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the day after the order is placed. The Funds reserve the right to refuse any purchase requests, particularly those that would not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations. This includes those from any individual or group who, in a Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of a Fund within a calendar year).



When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase and sale requests to these financial institution's at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.


Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.


If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain of these broker-dealers or other financial intermediaries.



Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV, generally a Fund must receive your purchase order in proper form before 4:00 p.m., Eastern time. A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.


HOW THE FUNDS CALCULATE NAV

NAV for one Fund share is the value of that share's portion of all of the net assets in the Fund.


In calculating NAV, the Funds generally value their investment portfolio at their market price. If market prices are unavailable or the Funds think that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.


MINIMUM PURCHASES

To purchase Class A Shares of the Funds for the first time, you must invest at least $100,000 in any such Fund. To purchase additional shares of the Funds, you must invest at least $1,000. The Funds may accept investments of smaller amounts at their discretion.

                                                                   PROSPECTUS 17

                                              PURCHASING AND SELLING FUND SHARES

HOW TO SELL YOUR FUND SHARES


If you hold Class A Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. You may also sell your shares by contacting your financial institution or financial intermediary by telephone. Your financial institution or intermediary may charge you a fee for its services. The sale price of each share will be the next NAV determined after the Funds (or their authorized intermediaries) receive your request.


RECEIVING YOUR MONEY


Normally, the Fund will make payment on your sale on the Business Day following the day on which they receive your request, but it may take up to seven days. Your proceeds will be wired to your bank account.


REDEMPTIONS IN KIND


The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

TELEPHONE TRANSACTIONS


Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine.


DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' Class A Shares.

For Class A Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

18 PROSPECTUS


DIVIDENDS, DISTRIBUTIONS AND TAXES



DIVIDENDS AND DISTRIBUTIONS


Each Fund distributes its income monthly. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below, the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.


The Funds will distribute substantially all of their income and capital gains, if any. The dividends and distributions you receive may be subject to Federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF FUND SHARES IS A TAXABLE EVENT.



The Funds intend to distribute federally tax-exempt income. The California, Massachusetts, New Jersey, New York, and Pennsylvania Municipal Bond Funds also intend to distribute income that is exempt from state (and in some cases, local) income taxes. The Intermediate-Term Municipal Fund intends to distribute income that is exempt from Federal income taxes. A portion of the income distributed by the Intermediate-Term Municipal Fund may be exempt from your state and local income taxes depending on the investments of the Fund. Each Fund may invest a portion of its assets in securities that generate income that is subject to Federal or state income taxes. Income exempt from Federal tax may be subject to state and local taxes. Any capital gains distributed by the Funds may be taxable.


The Funds are not liable for any income or franchise taxes in the Commonwealth of Massachusetts as long as they qualify as regulated investment companies under Federal tax law.

MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

                                                                   PROSPECTUS 19

                                                            FINANCIAL HIGHLIGHTS


The table that follows presents performance information about Class A Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of each Fund's operation. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.


This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with each Fund's financial statement, appears in the Funds' annual report that accompanies the SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

SEI TAX EXEMPT TRUST
FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR



                                                                                                            NET REALIZED
                                                                                                                AND
                                                                                                             UNREALIZED
                                                                                                                GAIN
                                             NET      INVESTMENT                                             (LOSS) ON
                                            ASSET     ACTIVITIES              DISTRIBUTIONS                 INVESTMENTS
                                            VALUE,       NET         NET           NET                          AND
                                          BEGINNING   INVESTMENT  INVESTMENT    REALIZED         TOTAL        CAPITAL
                                          OF PERIOD     INCOME      INCOME        GAIN       DISTRIBUTIONS  TRANSACTIONS
                                          ----------  ----------  ----------  -------------  -------------  ------------
------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE-TERM MUNICIPAL FUND
------------------------------------------------------------------------------------------------------------------------
  CLASS A
    2000................................    $10.70      $0.45       $(0.45)      $(0.01)        $(0.46)        $ 0.14
    1999................................     11.08       0.44        (0.44)       (0.01)         (0.45)         (0.37)
    1998................................     10.77       0.46        (0.46)          --          (0.46)          0.31
    1997................................     10.45       0.48        (0.48)          --          (0.48)          0.32
    1996................................     10.59       0.49        (0.53)          --          (0.53)         (0.10)
------------------------------------------------------------------------------------------------------------------------
CALIFORNIA MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------
  CLASS A
    2000................................    $ 9.96      $0.40       $(0.40)      $   --         $(0.40)        $ 0.31
    1999................................     10.07       0.33        (0.33)       (0.02)         (0.35)         (0.09)
    1998(1).............................     10.00       0.01        (0.01)          --          (0.01)          0.07
------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------
  CLASS A
    2000................................    $ 9.72      $0.40       $(0.40)      $   --         $(0.40)        $ 0.14
    1999................................     10.05       0.34        (0.34)          --          (0.34)         (0.33)
    1998(2).............................     10.00         --           --           --             --           0.05
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    2000................................    $ 9.86      $0.39       $(0.39)                     $(0.39)        $ 0.09
    1999................................     10.05       0.32        (0.32)          --          (0.32)         (0.19)
    1998(3).............................     10.00       0.01        (0.01)          --          (0.01)          0.05
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
  CLASS A
    2000................................    $ 9.77      $0.39       $(0.39)      $   --         $(0.39)        $ 0.19
    1999................................     10.05       0.35        (0.35)          --          (0.35)         (0.28)
    1998(4).............................     10.00         --           --           --             --           0.05
------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------
  CLASS A...............................
    2000................................    $10.29      $0.48       $(0.48)      $(0.01)        $(0.49)        $ 0.09
    1999................................     10.75       0.48        (0.48)       (0.05)         (0.53)         (0.41)
    1998(5).............................     10.72       0.01        (0.01)          --          (0.01)          0.03

                                                                                                                   RATIO OF
                                                                                                                     NET
                                                                                           RATIO OF               INVESTMENT
                                                                                           EXPENSES    RATIO OF     INCOME
                                             NET                     NET                  TO AVERAGE     NET      TO AVERAGE
                                            ASSET                  ASSETS,     RATIO OF   NET ASSETS  INVESTMENT  NET ASSETS
                                            VALUE,                  END OF     EXPENSES   EXCLUDING     INCOME    EXCLUDING
                                            END OF      TOTAL       PERIOD    TO AVERAGE     FEE      TO AVERAGE     FEE
                                            PERIOD     RETURN+      (000)     NET ASSETS   WAIVERS    NET ASSETS   WAIVERS
                                          ----------  ----------  ----------  ----------  ----------  ----------  ----------

INTERMEDIATE-TERM MUNICIPAL FUND
-------------------------------------------------------------------------------------------------------------------
  CLASS A
    2000................................    $10.83      5.72%      $843,397     0.60%       0.88%       4.27%       3.99%
    1999................................     10.70      0.67        647,240     0.60        0.87        4.03        3.76
    1998................................     11.08      7.20        516,324     0.60        0.88        4.23        3.95
    1997................................     10.77      7.93        259,238     0.60        0.88        4.53        4.25
    1996................................     10.45      3.76        134,563     0.59        0.66        4.66        4.59
------------------------------------------------------------------------------------------------------------------------
CALIFORNIA MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------
  CLASS A
    2000................................    $10.27      7.39%      $172,328     0.60%       0.87%       4.12%       3.85%
    1999................................      9.96      2.40         64,469     0.60        0.90        3.43        3.13
    1998(1).............................     10.07      0.78          2,158     0.60        0.87        2.73        2.46
------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------
  CLASS A
    2000................................    $ 9.86      5.74%      $ 31,964     0.60%       0.88%       4.19%       3.91%
    1999................................      9.72      0.07         17,840     0.60        0.93        3.57        3.24
    1998(2).............................     10.05      0.53          1,040     0.60        0.87        1.13        0.86
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    2000................................    $ 9.95      4.99%      $ 57,272     0.60%       0.88%       4.02%       3.74%
    1999................................      9.86      1.29         24,513     0.60        0.91        3.26        2.95
    1998(3).............................     10.05      0.58          1,105     0.60        0.87        2.93        2.66
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
  CLASS A
    2000................................    $ 9.96      6.15%      $ 49,299     0.60%       0.88%       4.10%       3.82%
    1999................................      9.77      0.68         21,562     0.60        0.92        3.60        3.28
    1998(4).............................     10.05      0.55          1,375     0.60        0.87        2.27        2.00
------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------
  CLASS A...............................
    2000................................    $10.37      5.76%      $ 44,170     0.60%       0.86%       4.75%       4.49%
    1999................................     10.29      0.65         18,785     0.60        0.83        4.53        4.30
    1998(5).............................     10.75      0.26            333     0.60        0.79        4.56        4.25


                                          PORTFOLIO
                                           TURNOVER
                                             RATE
                                          ----------

INTERMEDIATE-TERM MUNICIPAL FUND
-------------------------------------------------------------------------------------------------------------------
  CLASS A
    2000................................    17.99%
    1999................................    30.25
    1998................................     8.98
    1997................................    16.02
    1996................................    40.66
------------------------------------------------------------------------------------------------------------------------
CALIFORNIA MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------
  CLASS A
    2000................................    37.16%
    1999................................   105.21
    1998(1).............................       --
------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------
  CLASS A
    2000................................    24.62%
    1999................................    13.76
    1998(2).............................    11.35
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    2000................................    83.16%
    1999................................    25.41
    1998(3).............................       --
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
  CLASS A
    2000................................     2.97%
    1999................................    17.85
    1998(4).............................     0.92
------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------
  CLASS A...............................
    2000................................    30.91%
    1999................................    16.64
    1998(5).............................    26.85



Amounts designated as "-" are either $0 or have been rounded to $0.


+ Total return is for the period indicated and has not been annualized.


(1) The California Municipal Bond Fund-Class A commenced operations on August 19, 1998. All ratios for the period have been annualized.


(2) The Massachusetts Municipal Bond Fund-Class A commenced operations on August 19, 1998. All ratios for the period have been annualized.


(3) The New Jersey Municipal Bond Fund-Class A commenced operations on August 18, 1998. All ratios for the period have been annualized.


(4) The New York Municipal Bond Fund-Class A commenced operations on August 18, 1998. All ratios for the period have been annualized.


(5) The Pennsylvania Municipal Bond Fund-Class A commenced operations on August 25, 1998. All ratios for the period have been annualized.

SEI
INVESTMENTS
The Art of People. The Science of Results.







More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated December 31, 2000, includes more detailed information about SEI Tax Exempt Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings and contain information from the Fund's managers about fund strategies, market conditions and trends and their impact on performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN MORE INFORMATION:

By Telephone:  Call 1-800-DIAL-SEI

By Mail:       Write to the Funds at:
               One Freedom Valley Drive
               Oaks, PA 19456

By Internet:   http://www.seic.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Tax Exempt Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust's Investment Company Act registration number is 811-3447.

SEI-F-008-(12/00)

SEI
INVESTMENTS


                          PROSPECTUS AS OF DECEMBER 31, 2000


FIXED INCOME

                          ------------------------
                          PENNSYLVANIA MUNICIPAL
                          BOND FUND


                          The Securities and Exchange
                          Commission has not approved or
                          disapproved these securities or
                          passed upon the adequacy of this
                          prospectus. Any representation to
                          the contrary is a criminal offense.

    SEI Tax
    Exempt Trust
ABOUT THIS PROSPECTUS
------------------------------------------------------------------------

SEI Tax Exempt Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). This prospectus gives you important information about the Class B Shares of the Pennsylvania Municipal Bond Fund that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:


     PRINCIPAL INVESTMENT STRATEGIES AND RISKS,
       PERFORMANCE INFORMATION AND EXPENSES...............................2

     MORE INFORMATION ABOUT FUND INVESTMENTS..............................4

     THE INVESTMENT ADVISER AND SUB-ADVISER...............................4

     PURCHASING AND SELLING FUND SHARES...................................5

     DIVIDENDS AND DISTRIBUTIONS..........................................7


     TAXES................................................................7

     FINANCIAL HIGHLIGHTS.................................................8

     HOW TO OBTAIN MORE INFORMATION ABOUT
       SEI TAX EXEMPT TRUST......................................Back Cover


--------------------------------------------------------------------------------
MUNICIPAL SECURITIES

The Fund invests primarily in municipal securities. Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations. The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, but may be supported only by an agency or a particular source of revenues. Therefore, municipal securities vary in credit quality.


Generally, the income from municipal securities is exempt from Federal income tax, and also may be exempt from certain state or local tax depending on an investor's state of residence. Even so, income from certain obligations may be subject to Federal alternative minimum tax.

                                                                    PROSPECTUS 1

                                                         RISK/RETURN INFORMATION

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.


The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of SEI Investments Management Corporation (SIMC) and one or more Sub-Advisers who manage portions of the Fund's assets in a way that they believe will help the Fund achieve its goal. No matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.



The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The estimated level of volatility for the Fund is set forth in the Fund Summary that follows. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

2 PROSPECTUS

PENNSYLVANIA MUNICIPAL BOND FUND

INVESTMENT SUMMARY


INVESTMENT GOAL                                     Current income exempt from Federal and
                                                    Pennsylvania income taxes consistent with the
                                                    preservation of capital
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Medium
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing a sub-adviser experienced in selecting
                                                    Pennsylvania municipal securities, the Fund
                                                    invests in investment grade municipal securities
------------------------------------------------------------------------------------------------------


INVESTMENT STRATEGY

The Pennsylvania Municipal Bond Fund invests substantially all (at least 80%) of its assets in investment grade municipal securities that generate income exempt from Federal and Pennsylvania State income taxes. The principal issuers of these securities are state and local governments and agencies located in Pennsylvania, as well as Puerto Rico and other U.S. territories and possessions.


The Fund utilizes a specialist Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Adviser will strive to maintain an average weighted portfolio maturity of seven years or less. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in taxable municipal securities.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In addition, the Fund is also subject to the risk that its market segment, Pennsylvania tax-exempt fixed income securities, may underperform other fixed income market segments or the fixed income markets as a whole.



Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. A strategy to invest in investment grade securities reduces but does not eliminate this risk.


State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of Pennsylvania municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the credit-worthiness of Pennsylvania municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of Pennsylvania obligations than a mutual fund which does not have as great a concentration in Pennsylvania municipal obligations.

Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers also may adversely affect the value of the Fund's securities.

                                                                    PROSPECTUS 3

                                                PENNSYLVANIA MUNICIPAL BOND FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class B Shares from year to year for ten years. The performance information show is based on full calendar years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990   6.08%
1991  10.41%
1992   7.06%
1993   8.49%
1994  -1.97%
1995  11.22%
1996   4.33%
1997   8.02%
1998   5.61%
1999  -0.79%


BEST QUARTER                                        WORST QUARTER
3.82%                                               -3.23%
(3/31/95)                                           (3/31/94)



* THE FUND'S TOTAL RETURN FROM JANUARY 1, 2000, TO SEPTEMBER 30, 2000, WAS
5.35%.



This table compares the Fund's average annual total returns for the periods ended December 31, 1999, to those of the Lehman Brothers 5-Year G.O. Index.



                                                             SINCE
                                                           INCEPTION
                                1 YEAR  5 YEARS  10 YEARS  (8/14/89)
--------------------------------------------------------------------
PENNSYLVANIA MUNICIPAL BOND
 FUND -- CLASS B SHARES         -0.79%   5.60%    5.76%      5.83%
--------------------------------------------------------------------
LEHMAN BROTHERS 5-YEAR G.O.
 INDEX*                          0.72%   5.80%    6.16%      6.27%**
--------------------------------------------------------------------


* AN INDEX MEASURES THE MARKET PRICES OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OR SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. UNLIKE A MUTUAL FUND, AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE LEHMAN BROTHERS 5-YEAR G.O. INDEX IS A WIDELY RECOGNIZED INDEX CONSISTING OF GENERAL OBLIGATIONS BONDS WITH MATURITIES BETWEEN 4 AND 6 YEARS.

** SINCE AUGUST 31, 1989.


--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS B SHARES
Investment Advisory Fees                                 0.35%
Distribution (12b-1) Fees                                 None
Other Expenses                                           0.56%
                                                        ------
Total Annual Fund Operating Expenses                     0.91%*



* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADMINISTRATOR AND DISTRIBUTOR ARE EACH VOLUNTARILY WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADMINISTRATOR AND/OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:


       PENNSYLVANIA MUNICIPAL BOND FUND -- CLASS B
        SHARES                                      0.48%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Pennsylvania Municipal Bond
 Fund -- Class B Shares          $93     $290     $504     $1,120

4 PROSPECTUS

MORE INFORMATION ABOUT FUND INVESTMENTS


This prospectus describes the Fund's primary investment strategies. The Fund also may invest in other securities, use other strategies and engage in other investment practices, also which are described in detail in the Fund's Statement of Additional Information (SAI).



The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in investments that would not ordinarily be consistent with the Fund's objective. Of course, there is no guarantee that the Fund will achieve its investment goal.



INVESTMENT ADVISER AND SUB-ADVISER



SEI INVESTMENTS MANAGEMENT CORPORATION (SIMC) ACTS AS THE MANAGER OF MANAGERS OF THE FUND, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUND SINCE IT ALLOCATES THE FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES.



The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Adviser to ensure compliance with the Fund's investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Adviser; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC. SIMC pays the Sub-Adviser out of the investment advisory fees it receives.



SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to the Fund. As of October 31, 2000, SIMC had approximately $52 billion in assets under management. Prior to August 29, 2000, Deutsche Asset Management, Inc. ("DeAM") served as the investment adviser to the Fund. For its services, DeAM received advisory fees of 0.20% of the average daily net assets of the Fund. As of August 29, 2000, SIMC serves as the investment adviser to the Fund under a "manager of managers" structure and DeAM serves as Sub-Adviser. For its services, SIMC receives advisory fees of 0.35% of the average daily net assets of the Fund.



SUB-ADVISER AND PORTFOLIO MANAGER



DEUTSCHE ASSET MANAGEMENT, INC.: David Baldt has served as Director and Executive President of Deutsche Asset Management, Inc. ("DeAM"), located at 885 Third Avenue, New York, NY 10022, since 1989. He has managed the Pennsylvania Municipal Bond Fund since July of 1995. He has more than 29 years of investment experience.

                                                                    PROSPECTUS 5

                                              PURCHASING AND SELLING FUND SHARES


This section tells you how to purchase or sell (sometimes called "redeem") shares of the Fund. The Fund offers Class B Shares only to financial institutions or intermediaries for its own or its customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.


HOW TO PURCHASE FUND SHARES


You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).



Financial institutions and intermediaries may purchase Class B Shares by placing orders with the Fund's Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the day after the order is placed. The Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).



When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Fund.


Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.


If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.



The Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV, generally the Fund must receive your purchase order in proper form before 4:00 p.m., Eastern time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.


HOW THE FUND CALCULATES NAV


NAV for one Fund share is the value of that share's portion of all of the assets in the Fund.



In calculating NAV, the Fund generally values its investment Fund at market price. If market prices are unavailable or the Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.


HOW TO SELL YOUR FUND SHARES


If you hold Class B Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. You may also sell your shares by contacting your financial institution or financial intermediary by telephone. Your financial institution or intermediary may charge you a fee for its services. The sale price of each share will be the next NAV determined after the Fund (or its authorized intermediary) receives your request.

6 PROSPECTUS

PURCHASING AND SELLING FUND SHARES

RECEIVING YOUR MONEY


Normally, the Fund will make payment on your sale on the Business Day following the day on which it receives your request, but it may take up to seven days. Your proceeds will be wired to your bank account.


REDEMPTIONS IN KIND


The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

TELEPHONE TRANSACTIONS


Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine.


DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's Class B Shares.

For Class B Shares, shareholder servicing fees and administrative service fees, as a percentage of average daily net assets, may be up to 0.25% and 0.05%, respectively.

                                                                    PROSPECTUS 7

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below, the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.


The Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to Federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF FUND SHARES IS A TAXABLE EVENT.



The Fund intends to distribute federally tax-exempt income. The Fund also intends to distribute income that is exempt from Pennsylvania (and in some cases, local) income taxes. The Fund may invest a portion of its assets in securities that generate income that is subject to Federal or state income taxes. Income exempt from Federal tax may be subject to state and local taxes. Any capital gains distributed by the Fund may be taxable.


The Fund is not liable for any income or franchise taxes in the Commonwealth of Massachusetts as long as it qualifies as a regulated investment company under Federal tax law.

MORE INFORMATION ABOUT TAXES IS IN THE FUND'S SAI.

8 PROSPECTUS

FINANCIAL HIGHLIGHTS


The table that follow present performance information about Class B Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.



This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with the Fund's financial statements, appears in the annual report that accompanies the Fund's SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.



SEI TAX EXEMPT TRUST
FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR




                                                                                                            NET
                                                                                                          REALIZED
                                                                                                            AND
                                                                                                         UNREALIZED
                                                 INVESTMENT                                             GAIN (LOSS)
                                     NET ASSET   ACTIVITIES              DISTRIBUTIONS                       ON        NET ASSET
                                       VALUE,       NET         NET           NET                       INVESTMENTS     VALUE,
                                     BEGINNING   INVESTMENT  INVESTMENT    REALIZED         TOTAL       AND CAPITAL       END
                                     OF PERIOD     INCOME      INCOME        GAIN       DISTRIBUTIONS   TRANSACTIONS   OF PERIOD
                                     ----------  ----------  ----------  -------------  -------------  --------------  ---------
--------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------------------------------------------------------
  CLASS B
    2000...........................    $10.29      $0.49       $(0.49)      $(0.01)        $(0.50)         $ 0.08       $10.36
    1999...........................     10.76       0.49        (0.49)       (0.05)         (0.54)          (0.42)       10.29
    1998...........................     10.58       0.52        (0.52)       (0.04)         (0.56)           0.22        10.76
    1997...........................     10.48       0.53        (0.53)       (0.19)         (0.72)           0.29        10.58
    1996...........................     10.66       0.55        (0.59)          --          (0.59)          (0.14)       10.48

                                                                                                       RATIO OF
                                                                                                         NET
                                                                         RATIO OF                     INVESTMENT
                                                                         EXPENSES      RATIO OF       INCOME TO
                                                                        TO AVERAGE       NET           AVERAGE
                                                             RATIO OF   NET ASSETS    INVESTMENT      NET ASSETS
                                              NET ASSETS,    EXPENSES   EXCLUDING     INCOME TO       EXCLUDING     PORTFOLIO
                                      TOTAL      END OF     TO AVERAGE     FEE         AVERAGE           FEE        TURNOVER
                                     RETURN+  PERIOD (000)  NET ASSETS   WAIVERS      NET ASSETS       WAIVERS        RATE
                                     -------  ------------  ----------  ----------  --------------  --------------  ---------

PENNSYLVANIA MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------
  CLASS B
    2000...........................   5.78%     $ 77,743      0.48%       0.91%         4.83%           4.40%        30.91%
    1999...........................   0.68       104,869      0.48        0.87          4.61            4.22         16.64
    1998...........................   7.24       101,029      0.48        0.86          4.87            4.49         26.85
    1997...........................   8.08        98,079      0.48        0.86          5.08            4.70         34.48
    1996...........................   3.96        97,228      0.48        0.65          5.15            4.98         65.75



Amounts designated as "--" are either $0 or have been rounded to $0.


+ Total return is for the period indicated and has not been annualized.

SEI
INVESTMENTS
The Art of People. The Science of Results.







More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated December 31, 2000, includes more detailed information about SEI Tax Exempt Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings and contain information from the Fund's managers about fund strategies, market conditions and trends and their impact on performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN MORE INFORMATION:

By Telephone:  Call 1-800-DIAL-SEI

By Mail:       Write to the Funds at:
               One Freedom Valley Drive
               Oaks, PA 19456

By Internet:   http://www.seic.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Tax Exempt Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust's Investment Company Act registration number is 811-3447.

SEI-F-131-(12/00)

SEI
INVESTMENTS


                          PROSPECTUS AS OF DECEMBER 31, 2000


CALIFORNIA

                          ------------------------
                          CALIFORNIA TAX EXEMPT
                          FUND


                          The Securities and Exchange
                          Commission has not approved or
                          disapproved these securities or
                          passed upon the adequacy of this
                          prospectus. Any representation to
                          the contrary is a criminal offense.

    SEI Tax
    Exempt Trust
ABOUT THIS PROSPECTUS
------------------------------------------------------------------------


SEI Tax Exempt Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). This prospectus gives you important information about the Class A, Class B, and Class C Shares of the California Tax Exempt Fund that you should know before investing. Please read this prospectus and keep it for future reference.



THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:



     PRINCIPAL INVESTMENT STRATEGIES AND RISKS,
       PERFORMANCE INFORMATION AND EXPENSES...............................2

     MORE INFORMATION ABOUT FUND INVESTMENTS..............................4
     THE INVESTMENT ADVISER...............................................4
     PURCHASING AND SELLING FUND SHARES...................................5
     DIVIDENDS AND DISTRIBUTIONS..........................................7
     TAXES................................................................7
     FINANCIAL HIGHLIGHTS.................................................8

     HOW TO OBTAIN MORE INFORMATION ABOUT
       SEI TAX EXEMPT TRUST......................................Back Cover


--------------------------------------------------------------------------------
MUNICIPAL SECURITIES

The Fund invests primarily in municipal securities. Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations. The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, but may be supported only by an agency or a particular source of revenues. Therefore, municipal securities vary in credit quality.


Generally, the income from municipal securities is exempt from Federal income tax, and also may be exempt from certain state or local tax depending on an investor's state of residence. Even so, income from certain obligations may be subject to Federal alternative minimum tax.

                                                                    Prospectus 1

                                                         RISK/RETURN INFORMATION


The California Tax Exempt Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.



The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of its Adviser. The Adviser invests Fund assets in a way that it believes will help the Fund achieve its goal. No matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments.



A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

2 Prospectus


CALIFORNIA TAX EXEMPT FUND


INVESTMENT SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income exempt from Federal
                                                    and California personal income taxes
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing an adviser experienced in selecting
                                                    municipal securities, the Fund invests in high
                                                    quality, short-term California municipal money
                                                    market securities
------------------------------------------------------------------------------------------------------


INVESTMENT STRATEGY



The California Tax Exempt Fund invests substantially all (at least 80%) of its assets in municipal money market securities that pay interest that is exempt from Federal and California income taxes. The principal issuers of these securities are state and local governments and agencies located in California, as well as Puerto Rico and other U.S. territories and possessions.



The Adviser purchases liquid securities with appropriate maturities that offer competitive yields, and that are issued by financially sound issuers. The Adviser also considers sector allocation and relative valuations in selecting securities for the Fund.



The Fund invests in high quality, short-term debt securities, commonly known as money market instruments. These include municipal bonds, notes and tax-exempt commercial paper. The Fund may, to a limited extent, invest in certain taxable securities and repurchase agreements, as well as, securities subject to the alternative minimum tax or in taxable municipal securities. The Fund follows strict SEC rules about the credit risk, maturity and diversification of its investments.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.



State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of issuers of California municipal securities to repay principal and to make interest payments on securities owned by the Fund. Changes to the financial condition of California municipal issuers also may adversely affect the value of the Fund's securities. For example, financial difficulties of the State, its counties, municipalities and school districts that hinder efforts to borrow and lower credit ratings are factors which may affect the Fund. In addition, actual or perceived erosion of the credit-worthiness of California municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of California obligations than a mutual fund which does not have as great a concentration in California municipal obligations.



Since the Fund often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.



A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. IN ADDITION, ALTHOUGH THE FUND SEEKS TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

                                                                    Prospectus 3


                                                      CALIFORNIA TAX EXEMPT FUND



PERFORMANCE INFORMATION



The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.



This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for nine years. The performance information shown is based on full calendar years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1991  4.44%
1992  2.89%
1993  2.26%
1994  2.68%
1995  3.60%
1996  3.28%
1997  3.36%
1998  3.02%
1999  2.81%


BEST QUARTER                                        WORST QUARTER
1.15%                                               0.50%
(3/31/91)                                           (3/31/94)



* THE FUND'S TOTAL RETURN FROM JANUARY 1, 2000, TO SEPTEMBER 30, 2000, WAS
2.46%.



This table shows the Fund's average annual total returns for the periods ended December 31, 1999.



                                                        SINCE
                                     1 YEAR  5 YEARS  INCEPTION
---------------------------------------------------------------
CALIFORNIA TAX EXEMPT FUND - CLASS
 A SHARES                            2.81%    3.21%     3.33%*
---------------------------------------------------------------
CALIFORNIA TAX EXEMPT FUND - CLASS
 B SHARES                              N/A      N/A     2.32%**
---------------------------------------------------------------
CALIFORNIA TAX EXEMPT FUND - CLASS
 C SHARES                              N/A      N/A       N/A***
---------------------------------------------------------------



* THE INCEPTION DATE FOR CLASS A SHARES OF THE FUND IS MAY 14, 1990.


** THE INCEPTION DATE FOR CLASS B SHARES OF THE FUND IS JANUARY 27, 1999.


*** THE INCEPTION DATE FOR CLASS C SHARES OF THE FUND IS JUNE 26, 2000.



Please dial 1-800-DIAL-SEI to obtain the Fund's current yield.


--------------------------------------------------------------------------------
FUND FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Fund shares.


ANNUAL FUND OPERATING EXPENSES



(EXPENSES DEDUCTED FROM FUND ASSETS)  CLASS A SHARES  CLASS B SHARES  CLASS C SHARES
Investment Advisory Fees                     0.04%           0.04%           0.04%
Distribution (12b-1) Fees                     None            None            None
Other Expenses                               0.54%           0.59%           0.79%
                                        ----------      ----------      ----------
Total Annual Fund Operating Expenses         0.58%*          0.63%*          0.83%*



* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADMINISTRATOR AND DISTRIBUTOR ARE EACH VOLUNTARILY WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADMINISTRATOR AND/OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:


    CALIFORNIA TAX EXEMPT FUND -- CLASS A SHARES    0.28%
    CALIFORNIA TAX EXEMPT FUND -- CLASS B SHARES    0.58%
    CALIFORNIA TAX EXEMPT FUND -- CLASS C SHARES    0.78%


FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."



EXAMPLE



This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:



                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
California Tax Exempt Fund --
 Class A Shares                  $59     $186     $324     $  726
California Tax Exempt Fund --
 Class B Shares                  $64     $202     $351     $  786
California Tax Exempt Fund --
 Class C Shares                  $85     $265     $460     $1,025

4 Prospectus

MORE INFORMATION ABOUT FUND INVESTMENTS


This prospectus describes the Fund's primary investment strategies. The Fund also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in the Fund's Statement of Additional Information (SAI).



The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in investments that would not ordinarily be consistent with the Fund's objective. Of course, there is no guarantee that the Fund will achieve its investment goal.



INVESTMENT ADVISER


The Investment Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.


Weiss, Peck & Greer, L.L.C. ("WPG") located at One New York Plaza, New York, NY 10004, serves as the Adviser to the California Tax Exempt Fund. As of September 30, 2000, WPG had approximately $19.5 billion in assets under management. For the fiscal year ended August 31, 2000, WPG received advisory fees from the California Tax Exempt Fund of 0.04%.



Janet Fiorenza, a portfolio manager at WPG, has managed the Fund since 1990. Ms. Fiorenza has been with WPG since 1988, and with its predecessor since 1980. She has more than 20 years of investment experience.

                                                                    Prospectus 5


                                              PURCHASING AND SELLING FUND SHARES



This section tells you how to purchase or sell (sometimes called "redeem") shares of the Fund. The Fund offers Class A, Class B, and Class C Shares only to financial institutions or intermediaries for its own or its customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.



HOW TO PURCHASE FUND SHARES



You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). However, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.



Financial institutions and intermediaries may purchase Class A, Class B and Class C Shares by placing orders with the Fund's Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the same day the order is placed. The Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).



When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Fund.



Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.



If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.



The Fund calculates its NAV once each Business Day at 2:00 p.m., Eastern Time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund generally must receive your order before 2:00 p.m., Eastern Time and federal funds (readily available funds) before 2:00 p.m., Eastern Time.



HOW THE FUND CALCULATES NAV



NAV for one Fund share is the value of that share's portion of all of the net assets in the Fund.



In calculating NAV for the California Tax Exempt Fund, the Fund generally values the Fund's investment portfolio using the amortized cost valuation method, which is described in detail in the SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.



HOW TO SELL YOUR FUND SHARES



If you hold Class A, Class B, or Class C Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own shares

6 Prospectus


PURCHASING AND SELLING FUND SHARES


through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge you a fee for its services. Generally, the Fund must receive your redemption request before the time that NAV is determined (usually 2:00 p.m. Eastern time). The sale price of each share will be the next NAV determined after the Fund (or its authorized intermediary) receives your request.


RECEIVING YOUR MONEY


Normally, the Fund will make payment on your sale on the same Business Day on which it receives your request, but it may take up to seven days. Your proceeds will be wired to your bank account.


REDEMPTIONS IN KIND


The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you probably would have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.



SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES



The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.



TELEPHONE TRANSACTIONS



Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine.



DISTRIBUTION OF FUND SHARES



SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's Class A Shares.



For Class A, Class B, and Class C Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%. The Distributor has voluntarily agreed to waive the shareholder servicing fees applicable to Class A Shares of the Fund. The Distributor has no current intention to discontinue this voluntary waiver.



For Class B and Class C Shares, administrative service fees, as a percentage of average daily net assets, may be up to 0.05% and 0.25%, respectively.

                                                                    Prospectus 7


                                              DIVIDENDS, DISTRIBUTIONS AND TAXES



DIVIDENDS AND DISTRIBUTIONS



The Fund declares dividends daily and distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually.



You will receive dividends and distributions in the form of cash unless otherwise stated.



TAXES



PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below, the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.



The Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to Federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF FUND SHARES IS A TAXABLE EVENT.



The Fund intends to distribute federally tax-exempt income. The Fund also intends to distribute income that is exempt from California state income taxes. The Fund may invest a portion of its assets in securities that generate income that is subject to Federal or state income taxes. Income exempt from Federal tax may be subject to state and local taxes. Any capital gains distributed by the Fund may be taxable.



The Fund is not liable for any income or franchise taxes in the Commonwealth of Massachusetts as long as it qualifies as a regulated investment company under Federal tax law.



MORE INFORMATION ABOUT TAXES IS IN THE FUND'S SAI.

8 Prospectus


FINANCIAL HIGHLIGHTS



The tables that follow present performance information about Class A, Class B and Class C Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.



This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with the Fund's financial statements, appears in the Fund's annual report that accompanies the SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.



SEI TAX EXEMPT TRUST
FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR


                                                                                                          NET
                                                                                                        REALIZED
                                                                                                          AND
                                                                                                       UNREALIZED
                                             NET     INVESTMENT             DISTRIBUTIONS             GAIN (LOSS)    NET
                                            ASSET    ACTIVITIES  -----------------------------------       ON       ASSET
                                           VALUE,       NET         NET        NET                    INVESTMENTS   VALUE,
                                          BEGINNING  INVESTMENT  INVESTMENT  REALIZED      TOTAL      AND CAPITAL   END OF   TOTAL
                                          OF PERIOD    INCOME      INCOME      GAIN    DISTRIBUTIONS  TRANSACTIONS  PERIOD  RETURN+
                                          ---------  ----------  ----------  --------  -------------  ------------  ------  -------
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX EXEMPT FUND
-----------------------------------------------------------------------------------------------------------------------------------
  CLASS A
    2000................................    $1.00      $0.031     $(0.031)        --      $(0.031)           --     $1.00     3.19%
    1999................................     1.00       0.027      (0.027)        --       (0.027)           --      1.00     2.78
    1998................................     1.00       0.032      (0.032)        --       (0.032)           --      1.00     3.20
    1997................................     1.00       0.033      (0.033)        --       (0.033)           --      1.00     3.30
    1996................................     1.00       0.034      (0.034)        --       (0.034)           --      1.00     3.41
  CLASS B
    2000................................    $1.00      $0.028     $(0.028)        --      $(0.028)           --     $1.00     2.88%
    1999(1).............................     1.00       0.014      (0.014)        --       (0.014)           --      1.00     1.43
  CLASS C
    2000(2).............................    $1.00      $0.005     $(0.005)        --      $(0.005)           --     $1.00     0.55%

                                                                                             RATIO OF
                                                                                               NET
                                                                      RATIO                 INVESTMENT
                                                                   OF EXPENSES   RATIO OF   INCOME TO
                                                                   TO AVERAGE      NET       AVERAGE
                                          NET ASSETS,   RATIO OF   NET ASSETS   INVESTMENT  NET ASSETS
                                            END OF      EXPENSES    EXCLUDING   INCOME TO   EXCLUDING
                                            PERIOD     TO AVERAGE      FEE       AVERAGE       FEE
                                             (000)     NET ASSETS    WAIVERS    NET ASSETS   WAIVERS
                                          -----------  ----------  -----------  ----------  ----------

CALIFORNIA TAX EXEMPT FUND
-------------------------------------------------------------------------------------------------------
  CLASS A
    2000................................    $22,350        0.28%       0.58%        3.13%       2.83%
    1999................................     22,356        0.28        0.56         2.70        2.42
    1998................................     39,508        0.28        0.55         3.17        2.90
    1997................................     51,314        0.28        0.57         3.26        2.97
    1996................................     44,729        0.28        0.36         3.33        3.25
  CLASS B
    2000................................    $   596        0.58%       0.63%        2.84%       2.79%
    1999(1).............................        508        0.58*       0.60*        2.42*       2.40*
  CLASS C
    2000(2).............................    $ 1,938        0.78%*      0.83%*       2.93%*      2.88%*


Amounts designated as "--" are either $0 or have been rounded to $0.
* Annualized.

+ Total return is for the period indicated and has not been annualized.

(1) The California Tax Exempt Fund -- Class B commenced operations on January 27, 1999.

(2) The California Tax Exempt Fund -- Class C commenced operations on June 26, 2000.

SEI
INVESTMENTS
The Art of People. The Science of Results.







More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated December 31, 2000, includes more detailed information about SEI Tax Exempt Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

TO OBTAIN MORE INFORMATION:

By Telephone:  Call 1-800-DIAL-SEI

By Mail:       Write to the Fund at:
               One Freedom Valley Drive
               Oaks, PA 19456

By Internet:   http://www.seic.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Tax Exempt Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust's Investment Company Act registration number is 811-3447.

CMS-F-005-(12/00)

                              SEI TAX EXEMPT TRUST



                                 CLASS A SHARES
                                 CLASS B SHARES
                                 CLASS C SHARES


                                   PROSPECTUS


                                DECEMBER 31, 2000


                               OHIO TAX FREE FUND

                                    ADVISER:
                           WEISS, PECK & GREER, L.L.C.



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              ABOUT THIS PROSPECTUS


SEI Tax Exempt Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). This prospectus gives you important information about the Class A, Class B, and Class C Shares of the Ohio Tax Free Fund that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:


                                                                      PAGE
   PRINCIPAL INVESTMENT STRATEGIES AND RISKS..........................XXX
   PERFORMANCE INFORMATION AND EXPENSES...............................XXX
   THE FUND'S OTHER INVESTMENTS.......................................XXX
   THE INVESTMENT ADVISER.............................................XXX
   PURCHASING AND SELLING FUND SHARES.................................XXX
   DIVIDENDS AND DISTRIBUTIONS........................................XXX
   TAXES..............................................................XXX
   HOW TO OBTAIN MORE INFORMATION ABOUT
       ...............................................................SEI TAX
       EXEMPT TRUST ..................................................Back Cover


MUNICIPAL SECURITIES

The Fund invests primarily in municipal securities. Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations. The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, but may be supported only by an agency or a particular source of revenues. Therefore, municipal securities vary in credit quality.




Generally, the income from municipal securities is exempt from Federal income tax, and also may be exempt from certain state or local tax depending on an investor's state of residence. Even so, income from certain obligations may be subject to Federal alternative minimum tax.

RISK/RETURN INFORMATION


The Ohio Tax Free Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.


The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of its Adviser. The Adviser invests the Fund's assets in a way that it believes will help the Fund achieve its goal. Still, investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its goal. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments.


A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

OHIO TAX FREE FUND


INVESTMENT SUMMARY

INVESTMENT GOAL                              Preserving capital and maintaining
                                             liquidity while providing a high
                                             level of current income exempt
                                             from Federal and Ohio State
                                             personal income taxes

SHARE PRICE VOLATILITY                       Very low

PRINCIPAL INVESTMENT STRATEGY                Utilizing an adviser experienced in
                                             selecting municipal securities, the
                                             Fund invests in high quality,
                                             short-term Ohio municipal money
                                             market securities


INVESTMENT STRATEGY

The Ohio Tax Free Fund invests substantially all of its assets in municipal money market securities that pay interest that is exempt from Federal and Ohio income taxes. The principal issuers of these securities are state and local governments and agencies located in Ohio, as well as Puerto Rico and other U.S. territories and possessions.

The Adviser purchases liquid securities with appropriate maturities that offer competitive yields, and that are issued by financially sound issuers. The Adviser also considers sector allocation and relative valuations in selecting securities for the Fund.


The Fund invests in high quality, short-term debt securities, commonly known as money market instruments. These include municipal bonds, notes and tax-exempt commercial paper. The Fund may, to a limited extent, invest in certain taxable securities and repurchase agreements, as well as, securities subject to the alternative minimum tax or in taxable municipal securities. The Fund follows strict Securities and Exchange Commission (SEC) rules about the credit risk, maturity and diversification of its investments.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of issuers of Ohio municipal securities to repay principal and to make interest payments on securities owned by the Fund. Changes to the financial condition of Ohio municipal issuers also may adversely affect the value of the Fund's securities. For example, financial difficulties of the State, its counties, municipalities and school districts that hinder efforts to borrow and lower credit ratings are factors which may affect the Fund. In addition, actual or perceived erosion of the creditworthiness of Ohio municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of Ohio obligations than a mutual fund which does not have as great a concentration in Ohio municipal obligations.

Since the Fund often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT. ALTHOUGH THE FUND SEEKS TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

PERFORMANCE INFORMATION


As of December 31, 2000, the Ohio Tax Free Fund had not commenced operations and did not have a performance history.


FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


                                                       CLASS A SHARES   CLASS B SHARES   CLASS C SHARES
----------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                    0.04%           0.04%             0.04%
Distribution (12b-1) Fees                                   None            None              None
Other Expenses                                              0.67%*          0.72%*            0.92%*
                                                            ------          ------            ------
Total Annual Fund Operating Expenses                        0.71%**         0.76%**           0.96%**
----------------------------------------------------------------------------------------------------------


*    Other Expenses are based on estimated amounts for the current fiscal year.

** The Fund's total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Administrator and Distributor will each voluntarily waive a portion of their fees in order to keep total operating expenses at a specified level. The Administrator and/or Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

Ohio Tax Free Fund - Class A Shares                         0.35%
Ohio Tax Free Fund - Class B Shares                         0.65%
Ohio Tax Free Fund - Class C Shares                         0.85%

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                        1 YEAR       3 YEARS
OHIO TAX FREE FUND - CLASS A SHARES                         $73           $227
OHIO TAX FREE FUND - CLASS B SHARES                         $78           $243
OHIO TAX FREE FUND - CLASS C SHARES                         $98           $306

MORE INFORMATION ABOUT THE FUND'S INVESTMENTS

This prospectus describes the Fund's primary investment strategies. The Fund may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in the Fund's Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objective. Of course, there is no guarantee that the Fund will achieve its investment goal.

INVESTMENT ADVISER

The Investment Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.


Weiss, Peck & Greer, L.L.C. ("WPG"), located at One New York Plaza, New York, NY 10004, serves as the Adviser to the Ohio Tax Free Fund. As of September 30, 2000, WPG had approximately $19.5 billion in assets under management. For the fiscal year ended August 31, 2000, WPG receives advisory fee from the Ohio Tax Free Fund of 0.04%.


Janet Fiorenza, a portfolio manager at WPG, has managed the Fund since 1990. Ms. Fiorenza has been with WPG since 1988, and with its predecessor since 1980. She has more than 19 years of investment experience.


PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase or sell (sometimes called "redeem") shares of the Fund. The Fund offers Class A, Class B, and Class C Shares only to financial institutions or intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day). However, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.


Financial institutions and intermediaries may purchase shares by placing orders with the Fund's Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the same day the order is placed. The Fund may reject any purchase order if it determines that accepting the order would not be in the best interests of the Fund or its shareholders.

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to your financial institution at an earlier time for your transaction to become effective that day. This allows your financial institution time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

Investors who deal directly with a financial institution or financial intermediary will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain of these broker-dealers or other financial intermediaries.

The Fund's NAV is calculated once each Business Day at 4:00 p.m., Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally the Fund (or its authorized intermediary) must receive your purchase order and federal funds (readily available funds) before the Fund calculates its NAV.

HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of all of the net assets in the Fund.

The Fund values its securities by utilizing the amortized cost valuation method (as described in the SAI). If the Fund thinks amortized cost is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. The Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that the Fund can accomplish this.

HOW TO SELL YOUR FUND SHARES

If you hold Fund Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts with your financial institution or intermediary. You may also sell your shares by contacting your financial institution or financial intermediary by telephone. Your financial institution or intermediary may charge you a fee for its services. Generally, the Fund must receive your redemption request before the time that NAV is determined (usually 4:00 p.m. Eastern time). The sale price of each share will be the next NAV determined after the Fund (or its authorized intermediary) receives your request.

RECEIVING YOUR MONEY


Normally, the Fund will make payment on your sale the same Business Day on which it receives your request, but it may take up to seven days. Your proceeds will be wired to your bank account.

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you might have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale of your shares as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

TELEPHONE TRANSACTIONS


Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine.


DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's Class A Shares.

For Class A, Class B, and Class C Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%. The Distributor has voluntarily agreed to waive the shareholder servicing fees applicable to Class A Shares of the Fund. The Distributor has no current intention to discontinue this voluntary waiver. For Class B and C Shares, administrative service fees, as a percentage of average daily net assets, may be up to 0.05% and 0.25%, respectively.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends daily and distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below, the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to Federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF FUND SHARES IS A TAXABLE EVENT.

The Fund intends to distribute federally tax-exempt income. The Fund also intends to distribute income that is exempt from Ohio state and local income taxes. The Fund may also invest a portion of its assets in securities that generate income that is subject to Federal or state income taxes. Income exempt from Federal tax may be subject to state and local taxes. Any capital gains distributed by the Fund may be taxable.

The Fund is not liable for any income or franchise taxes in the Commonwealth of Massachusetts as long as it qualifies as a regulated investment company under Federal tax law.

MORE INFORMATION ABOUT TAXES IS IN THE FUND'S SAI.

                              SEI TAX EXEMPT TRUST

INVESTMENT ADVISER


Weiss, Peck & Greer, L.L.C.
One New York Plaza
New York, NY 10004


DISTRIBUTOR


SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456


LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI dated December 31, 2000, includes more detailed information about SEI Tax Exempt Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS

These reports will list the Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on performance. The reports will also contain detailed financial information about the Fund.

TO OBTAIN MORE INFORMATION:

BY TELEPHONE: Call 1-800-DIAL-SEI

BY MAIL: Write to the Fund at:


One Freedom Valley Drive
Oaks, PA 19456


BY INTERNET: http://www.seic.com

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Tax Exempt Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington,
DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust's Investment Company Act registration number is 811-3447.

SEI
INVESTMENTS


                          PROSPECTUS AS OF DECEMBER 31, 2000


PENNSYLVANIA

                          ------------------------
                          PENNSYLVANIA TAX FREE
                          FUND


                          The Securities and Exchange
                          Commission has not approved or
                          disapproved these securities or
                          passed upon the adequacy of this
                          prospectus. Any representation to
                          the contrary is a criminal offense.

    SEI Tax
    Exempt Trust
ABOUT THIS PROSPECTUS
------------------------------------------------------------------------

SEI Tax Exempt Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). This prospectus gives you important information about the Class A, Class B, and Class C Shares of the Pennsylvania Tax Free Fund that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:


     PRINCIPAL INVESTMENT STRATEGIES AND RISKS,
       PERFORMANCE INFORMATION AND EXPENSES...............................2

     MORE INFORMATION ABOUT FUND INVESTMENTS..............................4
     THE INVESTMENT ADVISER...............................................4
     PURCHASING AND SELLING FUND SHARES...................................5
     DIVIDENDS AND DISTRIBUTIONS..........................................7
     TAXES................................................................7
     FINANCIAL HIGHLIGHTS.................................................8

     HOW TO OBTAIN MORE INFORMATION ABOUT
       SEI TAX EXEMPT TRUST......................................Back Cover


--------------------------------------------------------------------------------
MUNICIPAL SECURITIES

The Fund invests primarily in municipal securities. Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations. The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, but may be supported only by an agency or a particular source of revenues. Therefore, municipal securities vary in credit quality.


Generally, the income from municipal securities is exempt from Federal income taxes, and also may be exempt from certain state or local taxes depending on an investor's state of residence. Even so, income from certain obligations may be subject to Federal alternative minimum tax.

                                                                    PROSPECTUS 1

                                                         RISK/RETURN INFORMATION

The Pennsylvania Tax Free Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.


The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of its Adviser. The Adviser invests Fund assets in a way that it believes will help the Fund achieve its goal. No matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments.



A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

2 PROSPECTUS

PENNSYLVANIA TAX FREE FUND

INVESTMENT SUMMARY

INVESTMENT GOAL                                     Preserving capital while providing current income
                                                    exempt from Federal and Pennsylvania State
                                                    personal income taxes
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing an adviser experienced in selecting
                                                    municipal securities, the Fund invests in high
                                                    quality, short-term Pennsylvania municipal money
                                                    market securities
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Pennsylvania Tax Free Fund invests substantially all (at least 80%) of its assets in municipal money market securities that pay interest that is exempt from Federal and Pennsylvania income taxes. The principal issuers of these securities are state and local governments and agencies located in Pennsylvania, as well as Puerto Rico and other U.S. territories and possessions.

The Adviser purchases liquid securities with appropriate maturities that offer competitive yields, and that are issued by financially sound issuers. The Adviser also considers sector allocation and relative valuations in selecting securities for the Fund.


The Fund invests in high quality, short-term debt securities, commonly known as money market instruments. These include municipal bonds, notes and tax-exempt commercial paper. The Fund may, to a limited extent, invest in certain taxable securities and repurchase agreements, as well as, securities subject to the alternative minimum tax or in taxable municipal securities. The Fund follows strict SEC rules about the credit risk, maturity and diversification of its investments.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.


State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of issuers of Pennsylvania municipal securities to repay principal and to make interest payments on securities owned by the Fund. Changes to the financial condition of Pennsylvania municipal issuers also may adversely affect the value of the Fund's securities. For example, financial difficulties of the Commonwealth, its counties, municipalities and school districts that hinder efforts to borrow and lower credit ratings are factors which may affect the Fund. In addition, actual or perceived erosion of the credit-worthiness of Pennsylvania municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of Pennsylvania obligations than a mutual fund which does not have as great a concentration in Pennsylvania municipal obligations.

Since the Fund often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.


A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. IN ADDITION, ALTHOUGH THE FUND SEEKS TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

                                                                    PROSPECTUS 3

                                                      PENNSYLVANIA TAX FREE FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for five years. The performance information shown is based on full calendar years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1995  3.74%
1996  3.26%
1997  3.46%
1998  3.29%
1999  3.15%


BEST QUARTER                                        WORST QUARTER
0.98%                                               0.72%
(06/30/95)                                          (03/31/99)



* THE FUND'S TOTAL RETURN FROM JANUARY 1, 2000, TO SEPTEMBER 30, 2000, WAS
2.87%.



This table shows the Fund's average annual total returns for the periods ended December 31, 1999.



                                                          SINCE
                                     1 YEAR   5 YEARS   INCEPTION
-----------------------------------------------------------------
PENNSYLVANIA TAX FREE FUND - CLASS
 A SHARES                             3.15%     3.38%     3.27%*
-----------------------------------------------------------------


* THE INCEPTION DATE FOR CLASS A SHARES OF THE FUND IS JANUARY 21, 1994. AS OF DECEMBER 31, 1999, CLASS B AND CLASS C SHARES OF THE FUND WERE NOT OPEN TO INVESTORS.

Please dial 1-800-DIAL-SEI to obtain the Fund's current yield.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)  CLASS A SHARES  CLASS B SHARES  CLASS C SHARES
Investment Advisory Fees                   0.04%           0.04%           0.04%
Distribution (12b-1) Fees                   None            None            None
Other Expenses                             0.65%           0.70%           0.90%
                                          ------          ------          ------
Total Annual Fund Operating Expenses       0.69%*          0.74%*          0.94%*


* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADMINISTRATOR AND DISTRIBUTOR ARE EACH VOLUNTARILY WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADMINISTRATOR AND/OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:


    PENNSYLVANIA TAX FREE FUND -- CLASS A SHARES    0.35%
    PENNSYLVANIA TAX FREE FUND -- CLASS B SHARES    0.65%
    PENNSYLVANIA TAX FREE FUND -- CLASS C SHARES    0.85%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Pennsylvania Tax Free Fund --
 Class A Shares                  $70     $221     $384     $  859
Pennsylvania Tax Free Fund --
 Class B Shares                  $76     $237     $411     $  918
Pennsylvania Tax Free Fund --
 Class C Shares                  $96     $300     $520     $1,155

4 PROSPECTUS

MORE INFORMATION ABOUT FUND INVESTMENTS


This prospectus describes the Fund's primary investment strategies. The Fund also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in the Fund's Statement of Additional Information (SAI).



The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in investments that would not ordinarily be consistent with the Fund's objective. Of course, there is no guarantee that the Fund will achieve its investment goal.



INVESTMENT ADVISER


The Investment Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.


Weiss, Peck & Greer, L.L.C. ("WPG"), located at One New York Plaza, New York, NY 10004, serves as the Adviser to the Pennsylvania Tax Free Fund. As of September 30, 2000, WPG had approximately $19.5 billion in assets under management. For the fiscal year ended August 31, 2000, WPG received advisory fees from the Pennsylvania Tax Free Fund of 0.04%.



Janet Fiorenza, a portfolio manager at WPG, has managed the Fund since 1990. Ms. Fiorenza has been with WPG since 1988, and with its predecessor since 1980. She has more than 20 years of investment experience.

                                                                    PROSPECTUS 5

                                              PURCHASING AND SELLING FUND SHARES


This section tells you how to purchase or sell (sometimes called "redeem") shares of the Fund. The Fund offers Class A, Class B, or Class C Shares only to financial institutions or intermediaries for its own or its customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.


HOW TO PURCHASE FUND SHARES


You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). However, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.



Financial institutions and intermediaries may purchase Class A, Class B and Class C Shares by placing orders with the Fund's Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the same day the order is placed. The Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).



When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Fund.


Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.


If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.



The Fund calculates its NAV once each Business Day at 2:00 p.m., Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund generally must receive your order before 2:00 p.m., Eastern time and federal funds (readily available funds) before 2:00 p.m., Eastern time.


HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of all of the net assets in the Fund.


In calculating NAV for the Pennsylvania Tax Free Fund, the Fund generally values the Fund's investment portfolio using the amortized cost valuation method, which is described in detail in the SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

6 PROSPECTUS

PURCHASING AND SELLING FUND SHARES

HOW TO SELL YOUR FUND SHARES


If you hold Class A, Class B or Class C Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge you a fee for its services. Generally, the Fund must receive your redemption request before 1:30 p.m., Eastern time. The sale price of each share will be the next NAV determined after the Fund (or its authorized intermediary) receives your request.


RECEIVING YOUR MONEY


Normally, the Fund will make payment on your sale on the same Business Day on which it receives your request, but it may take up to seven days. Your proceeds will be wired to your bank account.


REDEMPTIONS IN KIND


The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

TELEPHONE TRANSACTIONS


Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine.


DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's Class A, Class B, or Class C Shares.

For Class A, Class B, and Class C Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%. The Distributor has voluntarily agreed to waive the shareholder servicing fees applicable to Class A Shares of the Fund. The Distributor has no current intention to discontinue this voluntary waiver.


For Class B and Class C Shares, administrative service fees, as a percentage of average daily net assets, may be up to 0.05% and 0.25%, respectively.

                                                                    PROSPECTUS 7


                                              DIVIDENDS, DISTRIBUTIONS AND TAXES



DIVIDENDS AND DISTRIBUTIONS


The Fund declares dividends daily and distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below, the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.


The Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to Federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF FUND SHARES IS A TAXABLE EVENT.


The Fund intends to distribute federally tax-exempt income. The Fund also intends to distribute income that is exempt from Pennsylvania state and local income taxes. The Fund may invest a portion of its assets in securities that generate income that is subject to Federal or state income taxes. Income exempt from Federal tax may be subject to state and local taxes. Any capital gains distributed by the Fund may be taxable.

The Fund is not liable for any income or franchise taxes in the Commonwealth of Massachusetts as long as it qualifies as a regulated investment company under Federal tax law.

MORE INFORMATION ABOUT TAXES IS IN THE FUND'S SAI.

8 PROSPECTUS

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class A Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with the Fund's financial statements, appears in the Fund's annual report that accompanies the SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.


SEI TAX EXEMPT TRUST
FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR





                                                                                                         NET REALIZED
                                                                                                              AND
                                                                                                          UNREALIZED      NET
                                             NET      INVESTMENT              DISTRIBUTIONS               GAIN (LOSS)    ASSET
                                            ASSET     ACTIVITIES  -------------------------------------       ON         VALUE,
                                            VALUE,       NET         NET         NET                      INVESTMENTS     END
                                          BEGINNING   INVESTMENT  INVESTMENT   REALIZED       TOTAL       AND CAPITAL      OF
                                          OF PERIOD     INCOME      INCOME       GAIN     DISTRIBUTIONS  TRANSACTIONS    PERIOD
                                          ----------  ----------  ----------  ----------  -------------  -------------  --------
--------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA TAX FREE FUND
--------------------------------------------------------------------------------------------------------------------------------
  CLASS A
    2000................................    $1.00       $0.036     $(0.036)        --        $(0.036)            --      $1.00
    1999................................     1.00        0.030      (0.030)        --        (0.030)             --       1.00
    1998................................     1.00        0.034      (0.034)        --        (0.034)             --       1.00
    1997................................     1.00        0.033      (0.033)        --        (0.033)             --       1.00
    1996................................     1.00        0.034      (0.034)        --        (0.034)             --       1.00

                                                                                                      RATIO OF
                                                                               RATIO                    NET
                                                                                 OF                  INVESTMENT
                                                                              EXPENSES    RATIO OF   INCOME TO
                                                                             TO AVERAGE     NET       AVERAGE
                                                       NET        RATIO OF   NET ASSETS  INVESTMENT  NET ASSETS
                                                   ASSETS, END    EXPENSES   EXCLUDING   INCOME TO   EXCLUDING
                                           TOTAL    OF PERIOD    TO AVERAGE     FEE       AVERAGE       FEE
                                          RETURN+     (000)      NET ASSETS   WAIVERS    NET ASSETS   WAIVERS
                                          -------  ------------  ----------  ----------  ----------  ----------

PENNSYLVANIA TAX FREE FUND
----------------------------------------------------------------------------------------------------------------
  CLASS A
    2000................................   3.66%     $69,575       0.35%       0.69%       3.68%       3.34%
    1999................................   3.10       34,098       0.35        0.69        3.04        2.70
    1998................................   3.41       50,068       0.35        0.68        3.36        3.03
    1997................................   3.39       49,563       0.35        0.71        3.33        2.97
    1996................................   3.40       42,971       0.35        0.49        3.33        3.19



Amounts designated as "--" are either $0 or have been rounded to $0.


+ Total return is for the period indicated and has not been annualized.

SEI
INVESTMENTS
The Art of People. The Science of Results.







More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated December 31, 2000, includes more detailed information about SEI Tax Exempt Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings and contain information from the Fund's managers about fund strategies, market conditions and trends and their impact on performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN MORE INFORMATION:

By Telephone:  Call 1-800-DIAL-SEI

By Mail:       Write to the Fund at:
               One Freedom Valley Drive
               Oaks, PA 19456

By Internet:   http://www.seic.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Tax Exempt Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust's Investment Company Act registration number is 811-3447.

CMS-F-009-(12/00)

SEI
INVESTMENTS


                          PROSPECTUS AS OF DECEMBER 31, 2000


MONEY MARKET

                          ------------------------
                          INSTITUTIONAL
                          TAX FREE FUND

                          CLASS C


                          The Securities and Exchange
                          Commission has not approved or
                          disapproved these securities or
                          passed upon the adequacy of this
                          prospectus. Any representation to
                          the contrary is a criminal offense.

    SEI Tax
    Exempt Trust

ABOUT THIS PROSPECTUS
------------------------------------------------------------------------


SEI Tax Exempt Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). This prospectus gives you important information about the Class C Shares of the Institutional Tax Free Fund that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:


     PRINCIPAL INVESTMENT STRATEGIES AND RISKS,
       PERFORMANCE INFORMATION AND EXPENSES...............................2


     MORE INFORMATION ABOUT FUND INVESTMENTS..............................4


     THE INVESTMENT ADVISER...............................................4


     PURCHASING AND SELLING FUND SHARES...................................5


     DIVIDENDS AND DISTRIBUTIONS..........................................7


     TAXES................................................................7


     FINANCIAL HIGHLIGHTS.................................................8


     HOW TO OBTAIN MORE INFORMATION ABOUT
       SEI TAX EXEMPT TRUST......................................Back Cover


--------------------------------------------------------------------------------
MUNICIPAL SECURITIES


The Fund invests primarily in municipal securities. Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations. The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, but may be supported only by an agency or a particular source of revenues. Therefore, municipal securities vary in credit quality.



Generally, the income from municipal securities is exempt from Federal income tax, and also may be exempt from certain state or local tax depending on an investor's state of residence. Even so, income from certain obligations may be subject to Federal alternative minimum tax.

                                                                    PROSPECTUS 1


                                                         RISK/RETURN INFORMATION


The Institutional Tax Free Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.


The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of its Adviser. The Adviser invests Fund assets in a way that it believes will help the Fund achieve its goal. No matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments.



A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

2 PROSPECTUS


INSTITUTIONAL TAX FREE FUND


INVESTMENT SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income exempt from Federal
                                                    income taxes
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing an adviser experienced in selecting
                                                    municipal securities, the Fund invests in high
                                                    quality, short-term tax-exempt money market
                                                    securities
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Institutional Tax Free Fund invests substantially all (at least 80%) of its assets in municipal money market securities that pay interest that is exempt from Federal income taxes. The issuers of these securities are state and local government agencies located in all fifty states, Puerto Rico, and other U.S. territories and possessions.

The Adviser purchases liquid securities with appropriate maturities that offer competitive yields, and that are issued by financially sound issuers. The Adviser also considers sector allocation and relative valuations in selecting securities for the Fund.


The Fund invests in high quality, short-term debt securities, commonly known as money market instruments. These include municipal bonds, notes and tax-exempt commercial paper. The Fund may, to a limited extent, invest in certain taxable securities and repurchase agreements, as well as, securities subject to the alternative minimum tax or in taxable municipal securities. The Fund follows strict SEC rules about the credit risk, maturity and diversification of its investments.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.



State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Fund. Changes to the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities. The Fund's securities may change in value in response to changes in interest rates and other factors. In addition, actual or perceived erosion of credit-worthiness of municipal issuers may reduce the value of the Fund's holdings.


Since the Fund often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.


A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. IN ADDITION, ALTHOUGH THE FUND SEEKS TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

                                                                    PROSPECTUS 3


                                                     INSTITUTIONAL TAX FREE FUND


PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class C Shares from year to year for four years. The performance information shown is based on full calendar years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1996  2.87%
1997  3.00%
1998  2.81%
1999  2.61%


BEST QUARTER                                        WORST QUARTER
0.78%                                               0.57%
(12/31/97)                                          (03/31/99)



* THE FUND'S TOTAL RETURN FROM JANUARY 1, 2000, TO SEPTEMBER 30, 2000, WAS
2.54%.


This table shows the Fund's average annual total returns for the periods ended December 31, 1999.


                                                                 SINCE INCEPTION
                                             1 YEAR                 (9/11/95)
-----------------------------------------------------------------------------------------
INSTITUTIONAL TAX FREE FUND -
 CLASS C SHARES                                 2.61%                        2.87%
-----------------------------------------------------------------------------------------


Please dial 1-800-DIAL-SEI to obtain the Fund's current yield.

--------------------------------------------------------------------------------

FUND FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)


                                                    CLASS C SHARES
Investment Advisory Fees                                   0.04%
Distribution (12b-1) Fees                                   None
Other Expenses                                             0.90%
                                                      ----------
Total Annual Fund Operating Expenses                       0.94%*



* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADMINISTRATOR AND DISTRIBUTOR ARE EACH VOLUNTARILY WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADMINISTRATOR AND/OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:


       INSTITUTIONAL TAX FREE FUND -- CLASS C
        SHARES                                      0.83%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Institutional Tax Free Fund --
 Class C Shares                  $96     $300     $520     $1,155

4 PROSPECTUS


MORE INFORMATION ABOUT FUND INVESTMENTS



This prospectus describes the Fund's primary investment strategies. The Fund also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in the Fund's Statement of Additional Information (SAI).



The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in investments that would not ordinarily be consistent with the Fund's objective. Of course, there is no guarantee that the Fund will achieve its investment goal.



INVESTMENT ADVISER



The Investment Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.



Weiss, Peck & Greer, L.L.C. ("WPG"), located at One New York Plaza, New York, NY 10004, serves as the Adviser to the Institutional Tax Free Fund. As of September 30, 2000, WPG had approximately $19.5 billion in assets under management. For the fiscal year ended August 31, 2000, WPG received advisory fees from the Institutional Tax Free Fund of 0.04%.



Janet Fiorenza, a portfolio manager at WPG, has managed the Fund since 1990. Ms. Fiorenza has been with WPG since 1988, and with its predecessor since 1980. She has more than 20 years of investment experience.

                                                                    PROSPECTUS 5

                                              PURCHASING AND SELLING FUND SHARES


This section tells you how to purchase or sell (sometimes called "redeem") shares of the Fund. The Fund offers Class C Shares only to financial institutions or intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.


HOW TO PURCHASE FUND SHARES


You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). However, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.



Financial institutions and intermediaries may purchase Class C Shares by placing orders with the Fund's Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the same day the order is placed. The Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).


When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.


If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.



The Fund calculates its NAV once each Business Day at 3:00 p.m., Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund generally must receive your order before 3:00 p.m., Eastern time and federal funds (readily available funds) before 3:00 p.m., Eastern time.


HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of all of the net assets in the Fund.


In calculating NAV for the Institutional Tax Free Fund, the Fund generally values the Fund's investment portfolio using the amortized cost valuation method, which is described in detail in the SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.



HOW TO SELL YOUR FUND SHARES



If you hold Class C Shares, you may sell your shares on any Business Day by following the procedures established when they opened their account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own shares through an account with a

6 PROSPECTUS

PURCHASING AND SELLING FUND SHARES

broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge you a fee for its services. Generally, the Fund must receive your redemption request before 1:30 p.m., Eastern time. The sale price of each share will be the next NAV determined after the Fund (or its authorized intermediary) receives your request.


RECEIVING YOUR MONEY


Normally, the Fund will make payment on your sale on the same Business Day on which it receives your request, but it may take up to seven days. Your proceeds will be wired to your bank account.


REDEMPTIONS IN KIND


The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

TELEPHONE TRANSACTIONS


Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine.


DISTRIBUTION OF FUND SHARES


SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's Class C Shares.


For Class C Shares, shareholder servicing fees and administrative service fees, as a percentage of average daily net assets, may each be up to 0.25%.

                                                                    PROSPECTUS 7

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends daily and distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of cash unless otherwise stated.


TAXES


PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below, the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.


The Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF FUND SHARES IS A TAXABLE EVENT.


The Fund intends to distribute federally tax-exempt income. The Fund may also invest a portion of its assets in securities that generate income that is subject to federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by the Fund may be taxable.

The Fund is not liable for any income or franchise taxes in the Commonwealth of Massachusetts as long as it qualifies as a regulated investment company under Federal tax law.

MORE INFORMATION ABOUT TAXES IS IN THE FUND'S SAI.

8 PROSPECTUS

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Class C Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with the Fund's financial statements, appears in the Fund's annual report that accompanies the SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.


SEI TAX EXEMPT TRUST
FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR





                                                                                                       NET REALIZED
                                                                                                           AND
                                                                                                        UNREALIZED
                                        NET      INVESTMENT               DISTRIBUTIONS                GAIN (LOSS)
                                       ASSET     ACTIVITIES  ----------------------------------------       ON
                                       VALUE,       NET         NET           NET                      INVESTMENTS
                                     BEGINNING   INVESTMENT  INVESTMENT    REALIZED         TOTAL      AND CAPITAL
                                     OF PERIOD     INCOME      INCOME        GAIN       DISTRIBUTIONS  TRANSACTIONS
                                     ----------  ----------  ----------  -------------  -------------  ------------
-------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL TAX FREE FUND
-------------------------------------------------------------------------------------------------------------------
  CLASS C
    2000...........................    $1.00       $0.032     $(0.032)          --         $(0.032)            --
    1999...........................     1.00        0.025      (0.025)          --         (0.025)             --
    1998...........................     1.00        0.029      (0.029)          --         (0.029)             --
    1997...........................     1.00        0.029      (0.029)          --         (0.029)             --
    1996 (1).......................     1.00        0.029      (0.029)          --         (0.029)             --

                                                                                                                       RATIO OF
                                                                                                                         NET
                                                                                          RATIO                       INVESTMENT
                                                                                       OF EXPENSES       RATIO OF     INCOME TO
                                        NET                      NET                    TO AVERAGE         NET         AVERAGE
                                       ASSET                   ASSETS,     RATIO OF     NET ASSETS      INVESTMENT    NET ASSETS
                                      VALUE,                     END       EXPENSES     EXCLUDING       INCOME TO     EXCLUDING
                                        END        TOTAL      OF PERIOD   TO AVERAGE       FEE           AVERAGE         FEE
                                     OF PERIOD    RETURN+       (000)     NET ASSETS     WAIVERS        NET ASSETS     WAIVERS
                                     ---------  ------------  ----------  ----------  --------------  --------------  ----------

INSTITUTIONAL TAX FREE FUND
-------------------------------------------------------------------------------------------------------------------
  CLASS C
    2000...........................    $1.00       3.21%       $54,064      0.83%         0.94%           3.16%         3.05%
    1999...........................     1.00       2.57         38,022      0.83          0.93            2.52          2.42
    1998...........................     1.00       2.94         22,676      0.83          0.93            2.89          2.79
    1997...........................     1.00       2.93          9,382      0.83          0.95            2.85          2.73
    1996 (1).......................     1.00       2.92         19,208     0.83*         0.96*           2.89*         2.76*


Amounts designated as "--" are either $0 or have been rounded to $0.
* Annualized.
(1) The Institutional Tax Free Fund -- Class C commenced operations on September 11, 1995.

+ Total return is for the period indicated and has not been annualized.

SEI
INVESTMENTS
The Art of People. The Science of Results.







More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated December 31, 2000, includes more detailed information about SEI Tax Exempt Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings and contain information from the Fund's managers about fund strategies, market conditions and trends and their impact on performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN MORE INFORMATION:

By Telephone:  Call 1-800-DIAL-SEI

By Mail:       Write to the Fund at:
               One Freedom Valley Drive
               Oaks, PA 19456

By Internet:   http://www.seic.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Tax Exempt Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust's Investment Company Act registration number is 811-3447.

CMS-F-025-(12/00)

SEI
INVESTMENTS


                          PROSPECTUS AS OF DECEMBER 31, 2000


MONEY MARKET

                          ------------------------
                          TAX FREE FUND


                          The Securities and Exchange
                          Commission has not approved or
                          disapproved these securities or
                          passed upon the adequacy of this
                          prospectus. Any representation to
                          the contrary is a criminal offense.

    SEI Tax
    Exempt Trust
ABOUT THIS PROSPECTUS
------------------------------------------------------------------------


SEI Tax Exempt Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). This prospectus gives you important information about the Class A Shares of the Tax Free Fund that you should know before investing. Please read this prospectus and keep it for future reference.



THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:



     PRINCIPAL INVESTMENT STRATEGIES AND RISKS
       PERFORMANCE INFORMATION AND EXPENSES...............................2

     MORE INFORMATION ABOUT FUND INVESTMENTS..............................4
     THE INVESTMENT ADVISER...............................................4
     PURCHASING AND SELLING FUND SHARES...................................5
     DIVIDENDS AND DISTRIBUTIONS..........................................7
     TAXES................................................................7
     FINANCIAL HIGHLIGHTS.................................................8
     HOW TO OBTAIN MORE INFORMATION ABOUT
       SEI TAX EXEMPT TRUST......................................Back Cover

--------------------------------------------------------------------------------

MUNICIPAL SECURITIES



The Fund invests primarily in municipal securities. Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations. The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, but may be supported only by an agency or a particular source of revenues. Therefore, municipal securities vary in credit quality.



Generally, the income from municipal securities is exempt from Federal income taxes, and also may be exempt from certain state or local taxes depending on an investor's state of residence. Even so, income from certain obligations may be subject to Federal alternative minimum tax.

                                                                    PROSPECTUS 1

                                                         RISK/RETURN INFORMATION


The Tax Free Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.



The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of its Adviser. The Adviser invests Fund assets in a way that it believes will help the Fund achieve its goal. No matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments.



A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

2 PROSPECTUS

TAX FREE FUND


INVESTMENT SUMMARY


INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income exempt from Federal
                                                    income taxes
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing an adviser experienced in selecting
                                                    municipal securities, the Fund invests in high
                                                    quality, short-term tax-exempt money market
                                                    securities
------------------------------------------------------------------------------------------------------


INVESTMENT STRATEGY



The Tax Free Fund invests substantially all (at least 80%) of its assets in municipal money market securities that pay interest that is exempt from Federal income taxes. The issuers of these securities are state and local governments and agencies located in all fifty states, Puerto Rico, and other U.S. territories and possessions.



The Adviser purchases liquid securities with appropriate maturities that offer competitive yields, and that are issued by financially sound issuers. The Adviser also considers sector allocation and relative valuations in selecting securities for the Fund.



The Fund invests in high quality, short-term debt securities, commonly known as money market instruments. These include municipal bonds, notes and tax-exempt commercial paper. The Fund may, to a limited extent, invest in certain taxable securities and repurchase agreements, as well as, securities subject to the alternative minimum tax or in taxable municipal securities. The Fund follows strict SEC rules about the credit risk, maturity and diversification of its investments.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.



State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Fund. Changes to the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities. The Fund's securities may change in value in response to changes in interest rates and other factors. In addition, actual or perceived erosion of the credit-worthiness of municipal issuers may reduce the value of the Fund's holdings.



Since the Fund often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.



A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. IN ADDITION, ALTHOUGH THE FUND SEEKS TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

                                                                    PROSPECTUS 3

                                                                   TAX FREE FUND


PERFORMANCE INFORMATION



The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.



This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years. The performance information shown is based on full calendar years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990  5.65%
1991  4.29%
1992  2.78%
1993  2.16%
1994  2.54%
1995  3.62%
1996  3.23%
1997  3.37%
1998  3.20%
1999  2.98%

BEST QUARTER                                        WORST QUARTER
1.42%                                               0.49%
(12/31/90)                                          (03/31/94)


* THE FUND'S TOTAL RETURN FROM JANUARY 1, 2000, TO SEPTEMBER 30, 2000, WAS
2.82%.



This table shows the Fund's average annual total returns for the periods ended December 31, 1999.


                                                             SINCE
                                                           INCEPTION
CLASS A SHARES                  1 YEAR  5 YEARS  10 YEARS  (11/11/82)
---------------------------------------------------------------------
TAX FREE FUND                   2.98%    3.28%    3.38%      4.04%
---------------------------------------------------------------------

Please dial 1-800-DIAL-SEI to obtain the Fund's current yield.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES


THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.



ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS A SHARES
Investment Advisory Fees                                 0.04%
Distribution (12b-1) Fees                                 None
Other Expenses                                           0.65%
                                                        ------
Total Annual Fund Operating Expenses                     0.69%*


* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADMINISTRATOR AND DISTRIBUTOR ARE EACH VOLUNTARILY WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADMINISTRATOR AND/OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:


          TAX FREE FUND - CLASS A SHARES            0.45%


For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."



EXAMPLE



This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                        1 YEAR  3 YEARS  5 YEARS  10 YEARS
       Tax Free Fund - Class A Shares    $70     $221     $384      $859

4 PROSPECTUS

MORE INFORMATION ABOUT FUND INVESTMENTS


This prospectus describes the Fund's primary investment strategies. The Fund also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in the Fund's Statement of Additional Information (SAI).



The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in investments that would not ordinarily be consistent with the Fund's objective. Of course, there is no guarantee that the Fund will achieve its investment goal.



INVESTMENT ADVISER


The Investment Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.


Weiss, Peck & Greer, L.L.C. ("WPG"), located at One New York Plaza, New York, NY 10004, serves as the Adviser to the Tax Free Fund. As of September 30, 2000, WPG had approximately $19.5 billion in assets under management. For the fiscal year ended August 31, 2000, WPG received advisory fees from the Tax Free Fund of 0.04%.



Janet Fiorenza, a portfolio manager at WPG, has managed the Fund since 1990. Ms. Fiorenza has been with WPG since 1988, and with its predecessor since 1980. She has more than 20 years of investment experience.

                                                                    PROSPECTUS 5


                                              PURCHASING AND SELLING FUND SHARES



This section tells you how to purchase or sell (sometimes called "redeem") shares of the Fund. The Fund offers Class A Shares only to financial institutions or intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.



HOW TO PURCHASE FUND SHARES



You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). However, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.



Financial institutions and intermediaries may purchase Class A Shares by placing orders with the Fund's Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the same day the order is placed. The Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).



When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process these requests and transmit them to the Fund.



Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.



If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.



The Fund calculates its NAV once each Business Day at 4:00 p.m., Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund generally must receive your order before 4:00 p.m., Eastern time and federal funds (readily available funds) before 4:00 p.m., Eastern time.



HOW THE FUND CALCULATES NAV



NAV for one Fund share is the value of that share's portion of all of the net assets in the Fund.



In calculating NAV for the Tax Free Fund, the Fund generally values the Fund's investment portfolio using the amortized cost valuation method, which is described in detail in the SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

6 PROSPECTUS


PURCHASING AND SELLING FUND SHARES



HOW TO SELL YOUR FUND SHARES



If you hold Class A Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge you a fee for its services. Generally, the Fund must receive your redemption request before 2:00 p.m., Eastern time. The sale price of each share will be the next NAV determined after the Fund (or its authorized intermediary) receives your request.



RECEIVING YOUR MONEY



Normally, the Fund will make payment on your sale on the same Business Day on which it receives your request, but it may take up to seven days. Your proceeds will be wired to your bank account.



REDEMPTIONS IN KIND



The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.



SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES



The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.



TELEPHONE TRANSACTIONS



Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine.



DISTRIBUTION OF FUND SHARES



SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's Class A Shares.



For Class A Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%. The Distributor has voluntarily agreed to waive a portion of the shareholder servicing fees applicable to Class A Shares of the Fund. The Distributor has no current intention to discontinue this voluntary waiver.

                                                                    PROSPECTUS 7


                                              DIVIDENDS, DISTRIBUTIONS AND TAXES



DIVIDENDS AND DISTRIBUTIONS



The Fund declares dividends daily and distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually.



You will receive dividends and distributions in the form of cash unless otherwise stated.


TAXES


PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below, the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.



The Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to Federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF FUND SHARES IS A TAXABLE EVENT.



The Fund intends to distribute federally tax-exempt income. The Fund may invest a portion of its assets in securities that generate income that is subject to Federal or state income taxes. Income exempt from Federal tax may be subject to state and local taxes. Any capital gains distributed by the Fund may be taxable.



The Fund is not liable for any income or franchise taxes in the Commonwealth of Massachusetts as long as it qualifies as a regulated investment company under Federal tax law.



MORE INFORMATION ABOUT TAXES IS IN THE FUND'S SAI.

8 PROSPECTUS


FINANCIAL HIGHLIGHTS



The table that follows presents performance information about Class A Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.



This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with the Fund's financial statements, appears in the Fund's annual report that accompanies the SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.


SEI TAX EXEMPT TRUST
FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR


                                                                                                          NET REALIZED
                                                      INVESTMENT              DISTRIBUTIONS              AND UNREALIZED    NET
                                          NET ASSET   ACTIVITIES  -------------------------------------  GAIN (LOSS) ON   ASSET
                                            VALUE,       NET         NET         NET                      INVESTMENTS     VALUE,
                                          BEGINNING   INVESTMENT  INVESTMENT   REALIZED       TOTAL       AND CAPITAL     END OF
                                          OF PERIOD     INCOME      INCOME       GAIN     DISTRIBUTIONS   TRANSACTIONS    PERIOD
                                          ----------  ----------  ----------  ----------  -------------  --------------  --------
---------------------------------------------------------------------------------------------------------------------------------
TAX FREE FUND
---------------------------------------------------------------------------------------------------------------------------------
  CLASS A
  2000..................................    $1.00       $0.035     $(0.035)          --      $(0.035)            --       $1.00
  1999..................................     1.00        0.029      (0.029)          --       (0.029)            --        1.00
  1998..................................     1.00        0.033      (0.033)          --       (0.033)            --        1.00
  1997..................................     1.00        0.033      (0.033)          --       (0.033)            --        1.00
  1996..................................     1.00        0.033      (0.033)          --       (0.033)            --        1.00

                                                                                                            RATIO OF
                                                                                                              NET
                                                                              RATIO OF                     INVESTMENT
                                                                              EXPENSES      RATIO OF       INCOME TO
                                                       NET                   TO AVERAGE       NET           AVERAGE
                                                     ASSETS,      RATIO OF   NET ASSETS    INVESTMENT      NET ASSETS
                                                      END OF      EXPENSES   EXCLUDING     INCOME TO       EXCLUDING
                                           TOTAL      PERIOD     TO AVERAGE     FEE         AVERAGE           FEE
                                          RETURN+     (000)      NET ASSETS   WAIVERS      NET ASSETS       WAIVERS
                                          -------  ------------  ----------  ----------  --------------  --------------

TAX FREE FUND
------------------------------------------------------------------------------------------------------------------------
  CLASS A
  2000..................................   3.58%     $894,090      0.45%       0.69%         3.56%           3.32%
  1999..................................   2.94       652,210      0.45        0.67          2.89            2.67
  1998..................................   3.30       543,276      0.45        0.68          3.25            3.02
  1997..................................   3.31       431,016      0.45        0.69          3.26            3.02
  1996..................................   3.35       339,906      0.45        0.50          3.30            3.25



Amounts designated as "--" are either $0 or have been rounded to $0.


+ Total return is for the period indicated and has not been annualized.

SEI
INVESTMENTS
The Art of People. The Science of Results.







More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated December 31, 2000, includes more detailed information about SEI Tax Exempt Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN MORE INFORMATION:

By Telephone:  Call 1-800-DIAL-SEI

By Mail:       Write to the Fund at:
               One Freedom Valley Drive
               Oaks, PA 19456

By Internet:   http://www.seic.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Tax Exempt Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust's Investment Company Act registration number is 811-3447.

CMS-F-003-(12/00)

SEI
INVESTMENTS


                          PROSPECTUS AS OF DECEMBER 31, 2000


MONEY MARKET

                          ------------------------
                          INSTITUTIONAL
                          TAX FREE FUND

                          CLASS A

                          The Securities and Exchange
                          Commission has not approved or
                          disapproved these securities or
                          passed upon the adequacy of this
                          prospectus. Any representation to
                          the contrary is a criminal offense.

    SEI Tax
    Exempt Trust
ABOUT THIS PROSPECTUS
------------------------------------------------------------------------

SEI Tax Exempt Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). This prospectus gives you important information about the Class A Shares of the Institutional Tax Free Fund that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:


     PRINCIPAL INVESTMENT STRATEGIES AND RISKS,
       PERFORMANCE INFORMATION AND EXPENSES...............................2


     MORE INFORMATION ABOUT FUND INVESTMENTS..............................4


     THE INVESTMENT ADVISER...............................................4


     PURCHASING AND SELLING FUND SHARES...................................5


     DIVIDENDS AND DISTRIBUTIONS..........................................7


     TAXES................................................................7


     FINANCIAL HIGHLIGHTS.................................................8

     HOW TO OBTAIN MORE INFORMATION ABOUT
       SEI TAX EXEMPT TRUST......................................Back Cover

--------------------------------------------------------------------------------
MUNICIPAL SECURITIES

The Fund invests primarily in municipal securities. Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations. The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, but may be supported only by an agency or a particular source of revenues. Therefore, municipal securities vary in credit quality.

Generally, the income from municipal securities is exempt from Federal income tax, and also may be exempt from certain state or local tax depending on an investor's state of residence. Even so, income from certain obligations may be subject to Federal alternative minimum tax.

                                                                    PROSPECTUS 1

                                                         RISK/RETURN INFORMATION

The Institutional Tax Free Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of its Adviser. The Adviser invests Fund assets in a way that it believes will help the Fund achieve its goal. No matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments.

A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

2 PROSPECTUS

INSTITUTIONAL TAX FREE FUND

INVESTMENT SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income exempt from Federal
                                                    income taxes
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing an adviser experienced in selecting
                                                    municipal securities, the Fund invests in high
                                                    quality, short-term tax-exempt money market
                                                    securities
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Institutional Tax Free Fund invests substantially all (at least 80%) of its assets in municipal money market securities that pay interest that is exempt from Federal income taxes. The issuers of these securities are state and local government agencies located in all fifty states, Puerto Rico, and other U.S. territories and possessions.

The Adviser purchases liquid securities with appropriate maturities, that offer competitive yields, and that are issued by financially sound issuers. The Adviser also considers sector allocation and relative valuations in selecting securities for the Fund.


The Fund invests in high quality, short-term debt securities, commonly known as money market instruments. These include municipal bonds, notes and tax-exempt commercial paper. The Fund may, to a limited extent, invest in certain taxable securities and repurchase agreements, as well as, securities subject to the alternative minimum tax or in taxable municipal securities. The Fund follows strict SEC rules about the credit risk, maturity and diversification of its investments.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Fund. Changes to the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities. The Fund's securities may change in value in response to changes in interest rates and other factors. In addition, actual or perceived erosion of the credit-worthiness of municipal issuers may reduce the value of the Fund's holdings.

Since the Fund often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.


A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. IN ADDITION, ALTHOUGH THE FUND SEEKS TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

                                                                    PROSPECTUS 3

                                                     INSTITUTIONAL TAX FREE FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years. The performance information shown is based on full calendar years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990  5.89%
1991  4.68%
1992  3.09%
1993  2.48%
1994  2.81%
1995  3.83%
1996  3.39%
1997  3.51%
1998  3.33%
1999  3.13%

BEST QUARTER                                        WORST QUARTER
1.51%                                               0.57%
(12/31/90)                                          (03/31/94)


* THE FUND'S CLASS A TOTAL RETURN FROM JANUARY 1, 2000, TO SEPTEMBER 30, 2000, WAS 2.92%.


This table shows the Fund's average annual total returns for the periods ended December 31, 1999.

                                                             SINCE
                                                           INCEPTION
                                1 YEAR  5 YEARS  10 YEARS  (11/03/82)
---------------------------------------------------------------------
INSTITUTIONAL TAX FREE FUND -
 CLASS A SHARES                 3.13%    3.44%    3.61%      4.15%
---------------------------------------------------------------------

Please dial 1-800-DIAL-SEI to obtain the Fund's current yield.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS A SHARES
Investment Advisory Fees                                   0.04%
Distribution (12b-1) Fees                                   None
Other Expenses                                             0.65%
                                                      ----------
Total Annual Fund Operating Expenses                       0.69%*


* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADMINISTRATOR AND DISTRIBUTOR ARE EACH VOLUNTARILY WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADMINISTRATOR AND/OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:


    INSTITUTIONAL TAX FREE FUND - CLASS A SHARES    0.33%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Institutional Tax Free Fund -
 Class A Shares                  $70     $221     $384      $859

4 PROSPECTUS

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund's primary investment strategies. The Fund also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in the Fund's Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in investments that would not ordinarily be consistent with the Fund's objective. Of course, there is no guarantee that the Fund will achieve its investment goal.

INVESTMENT ADVISER

The Investment Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Weiss, Peck & Greer, L.L.C. ("WPG"), located at One New York Plaza, New York, NY 10004, serves as the Adviser to the Institutional Tax Free Fund. As of September 30, 2000, WPG had approximately $19.5 billion in assets under management. For the fiscal year ended August 31, 2000, WPG received advisory fees from the Institutional Tax Free Fund of 0.04%.


Janet Fiorenza, a portfolio manager at WPG, has managed the Fund since 1990. Ms. Fiorenza has been with WPG since 1988, and with its predecessor since 1980. She has more than 20 years of investment experience.

                                                                    PROSPECTUS 5

                                              PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase or sell (sometimes called "redeem") shares of the Fund. The Fund offers Class A Shares only to financial institutions or intermediaries for its own or its customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). However, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Class A Shares by placing orders with the Fund's Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the same day the order is placed. The Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

The Fund calculates its NAV once each Business Day at 3:00 p.m., Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund generally must receive your order before 3:00 p.m., Eastern time and federal funds (readily available funds) before 3:00 p.m., Eastern time.

HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of all of the net assets in the Fund.


In calculating NAV for the Institutional Tax Free Fund, the Fund generally values the Fund's investment portfolio using the amortized cost valuation method, which is described in detail in the SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.


HOW TO SELL YOUR FUND SHARES


If you hold Class A Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own shares through an account with a

6 PROSPECTUS

PURCHASING AND SELLING FUND SHARES

broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge you a fee for its services. Generally, the Fund must receive your redemption request before 1:30 p.m., Eastern time. The sale price of each share will be the next NAV determined after the Fund (or its authorized intermediary) receives your request.


RECEIVING YOUR MONEY

Normally, the Fund will make payment on your sale on the same Business Day on which it receives your request, but it may take up to seven days. Your proceeds will be wired to your bank account.

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.


INVOLUNTARY SALES OF YOUR SHARES



If your account balance drops below the required minimum, $45 million for Class A Shares of the Institutional Tax Free Fund, you may be required to sell your shares. You will always be given at least 60 days' written notice to give you time to add to your account and avoid selling your shares.



SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES



The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.



TELEPHONE TRANSACTIONS



Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine.



DISTRIBUTION OF FUND SHARES



SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's Class A Shares.



For Class A Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%. The Distributor has voluntarily agreed to waive the shareholder servicing fees applicable to Class A Shares of the Fund. The Distributor has no current intention to discontinue this voluntary waiver.

                                                                    PROSPECTUS 7


                                              DIVIDENDS, DISTRIBUTIONS AND TAXES



DIVIDENDS AND DISTRIBUTIONS



The Fund declares dividends daily and distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually.



You will receive dividends and distributions in the form of cash unless otherwise stated.


TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below, the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.


The Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to Federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF FUND SHARES IS A TAXABLE EVENT.


The Fund intends to distribute federally tax-exempt income. The Fund may also invest a portion of its assets in securities that generate income that is subject to Federal or state income taxes. Income exempt from Federal tax may be subject to state and local taxes. Any capital gains distributed by the Fund may be taxable.

The Fund is not liable for any income or franchise taxes in the Commonwealth of Massachusetts as long as it qualifies as a regulated investment company under Federal tax law.

MORE INFORMATION ABOUT TAXES IS IN THE FUND'S SAI.

8 PROSPECTUS

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class A Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with the Fund's financial statements, appears in the Fund's annual report that accompanies the SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

FINANCIAL HIGHLIGHTS
SEI TAX EXEMPT TRUST
FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR


                                                                                                 NET REALIZED
                                           INVESTMENT               DISTRIBUTIONS               AND UNREALIZED   NET
                                NET ASSET  ACTIVITIES  ---------------------------------------  GAIN (LOSS) ON  ASSET
                                 VALUE,       NET         NET                                    INVESTMENTS    VALUE,
                                BEGINNING  INVESTMENT  INVESTMENT  NET REALIZED      TOTAL       AND CAPITAL    END OF   TOTAL
                                OF PERIOD    INCOME      INCOME        GAIN      DISTRIBUTIONS   TRANSACTIONS   PERIOD  RETURN+
                                ---------  ----------  ----------  ------------  -------------  --------------  ------  -------
-------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL TAX FREE FUND
-------------------------------------------------------------------------------------------------------------------------------
  CLASS A
  2000........................    $1.00      $0.037     $ (0.037)          --      $ (0.037)              --    $1.00    3.72%
  1999........................     1.00       0.030       (0.030)          --        (0.030)              --     1.00    3.08
  1998........................     1.00       0.034       (0.034)          --        (0.034)              --     1.00    3.46
  1997........................     1.00       0.034       (0.034)          --        (0.034)              --     1.00    3.44
  1996........................     1.00       0.035       (0.035)          --        (0.035)              --     1.00    3.52

                                                                                RATIO OF
                                                                                  NET
                                                                               INVESTMENT
                                                       RATIO OF     RATIO OF   INCOME TO
                                  NET                  EXPENSES       NET       AVERAGE
                                ASSETS,    RATIO OF   TO AVERAGE   INVESTMENT  NET ASSETS
                                 END OF    EXPENSES   NET ASSETS   INCOME TO   EXCLUDING
                                 PERIOD   TO AVERAGE   EXCLUDING    AVERAGE       FEE
                                 (000)    NET ASSETS  FEE WAIVERS  NET ASSETS   WAIVERS
                                --------  ----------  -----------  ----------  ----------

INSTITUTIONAL TAX FREE FUND
------------------------------------------------------------------------------------------
  CLASS A
  2000........................  $755,806      0.33%        0.69%       3.65%       3.29%
  1999........................   785,954      0.33         0.68        3.03        2.68
  1998........................   813,261      0.33         0.68        3.39        3.04
  1997........................   999,946      0.33         0.69        3.39        3.03
  1996........................   835,388      0.33         0.49        3.46        3.30


Amounts designated as "--" are either $0 or have been rounded to $0.


+ Total return is for the period indicated and has not been annualized.

SEI
INVESTMENTS
The Art of People. The Science of Results.







More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated December 31, 2000, includes more detailed information about SEI Tax Exempt Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings and contain information from the Fund's managers about fund strategies, market conditions and trends and their impact on performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN MORE INFORMATION:

By Telephone:  Call 1-800-DIAL-SEI

By Mail:       Write to the Fund at:
               One Freedom Valley Drive
               Oaks, PA 19456

By Internet:   http://www.seic.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Tax Exempt Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust's Investment Company Act registration number is 811-3447.

CMS-F-004-(12/00)

SEI
INVESTMENTS


                          PROSPECTUS AS OF DECEMBER 31, 2000


MONEY MARKET

                          ------------------------
                          INSTITUTIONAL
                          TAX FREE FUND

                          CLASS B


                          The Securities and Exchange
                          Commission has not approved or
                          disapproved these securities or
                          passed upon the adequacy of this
                          prospectus. Any representation to
                          the contrary is a criminal offense.

    SEI Tax
    Exempt Trust
ABOUT THIS PROSPECTUS
------------------------------------------------------------------------

SEI Tax Exempt Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). This prospectus gives you important information about the Class B Shares of the Institutional Tax Free Fund that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:


     PRINCIPAL INVESTMENT STRATEGIES AND RISKS,
       PERFORMANCE INFORMATION AND EXPENSES...............................2

     MORE INFORMATION ABOUT FUND INVESTMENTS..............................4
     THE INVESTMENT ADVISER...............................................4
     PURCHASING AND SELLING FUND SHARES...................................5
     DIVIDENDS AND DISTRIBUTIONS..........................................7
     TAXES................................................................7
     FINANCIAL HIGHLIGHTS.................................................8
     HOW TO OBTAIN MORE INFORMATION ABOUT
       SEI TAX EXEMPT TRUST......................................Back Cover

--------------------------------------------------------------------------------
MUNICIPAL SECURITIES

The Fund invests primarily in municipal securities. Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations. The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, but may be supported only by an agency or a particular source of revenues. Therefore, municipal securities vary in credit quality.

Generally, the income from municipal securities is exempt from Federal income tax, and also may be exempt from certain state or local tax depending on an investor's state of residence. Even so, income from certain obligations may be subject to Federal alternative minimum tax.

                                                                    PROSPECTUS 1

                                                         RISK/RETURN INFORMATION

The Institutional Tax Free Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of its Adviser. The Adviser invests Fund assets in a way that it believes will help the Fund achieve its goal. No matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments.

A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

2 PROSPECTUS

INSTITUTIONAL TAX FREE FUND

INVESTMENT SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income exempt from Federal
                                                    income taxes
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing an adviser experienced in selecting
                                                    municipal securities, the Fund invests in high
                                                    quality, short-term tax-exempt money market
                                                    securities
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Institutional Tax Free Fund invests substantially all (at least 80%) of its assets in municipal money market securities that pay interest that is exempt from Federal income taxes. The issuers of these securities are state and local government agencies located in all fifty states, Puerto Rico, and other U.S. territories and possessions.

The Adviser purchases liquid securities with appropriate maturities, that offer competitive yields, and that are issued by financially sound issuers. The Adviser also considers sector allocation and relative valuations in selecting securities for the Fund.


The Fund invests in high quality, short-term debt securities, commonly known as money market instruments. These include municipal bonds, notes and tax-exempt commercial paper. The Fund may, to a limited extent, invest in certain taxable securities and repurchase agreements, as well as, securities subject to the alternative minimum tax or in taxable municipal securities. The Fund follows strict SEC rules about the credit risk, maturity and diversification of its investments.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Fund. Changes to the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities. The Fund's securities may change in value in response to changes in interest rates and other factors. In addition, actual or perceived erosion of the credit-worthiness of municipal issuers may reduce the value of the Fund's holdings.

Since the Fund often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.


A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. IN ADDITION, ALTHOUGH THE FUND SEEKS TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

                                                                    PROSPECTUS 3

                                                     INSTITUTIONAL TAX FREE FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class B Shares from year to year for nine years. The performance information shown is based on full calendar years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1991  4.36%
1992  2.79%
1993  2.17%
1994  2.51%
1995  3.52%
1996  3.08%
1997  3.21%
1998  3.02%
1999  2.82%

BEST QUARTER                                        WORST QUARTER
1.16%                                               0.49%
(03/31/91)                                          (03/31/94)


* THE FUND'S CLASS B TOTAL RETURN FROM JANUARY 1, 2000, TO SEPTEMBER 30, 2000, WAS 2.69%.


This table shows the Fund's average annual total returns for the periods ended December 31, 1999.

                                                                       SINCE
                                                                     INCEPTION
                                          1 YEAR  5 YEARS  10 YEARS  (10/15/91)
-------------------------------------------------------------------------------
INSTITUTIONAL TAX FREE FUND -- CLASS B
 SHARES                                   2.82%    3.13%      N/A      3.11%
-------------------------------------------------------------------------------

Please dial 1-800-DIAL-SEI to obtain the Fund's current yield.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS B SHARES
Investment Advisory Fees                                 0.04%
Distribution (12b-1) Fees                                 None
Other Expenses                                           0.70%
                                                        ------
Total Annual Fund Operating Expenses                     0.74%*


* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADMINISTRATOR AND DISTRIBUTOR ARE EACH VOLUNTARILY WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADMINISTRATOR AND/OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:


       INSTITUTIONAL TAX FREE FUND -- CLASS B
        SHARES                                      0.63%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Institutional Tax Free Fund --
 Class B Shares                  $76     $237     $411      $918

4 PROSPECTUS

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund's primary investment strategies. The Fund also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in the Fund's Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in investments that would not ordinarily be consistent with the Fund's objective. Of course, there is no guarantee that the Fund will achieve its investment goal.

INVESTMENT ADVISER

The Investment Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Weiss, Peck & Greer, L.L.C. ("WPG"), located at One New York Plaza, New York, NY 10004, serves as the Adviser to the Institutional Tax Free Fund. As of September 30, 2000, WPG had approximately $19.5 billion in assets under management. For the fiscal year ended August 31, 2000, WPG received advisory fees from the Institutional Tax Free Fund of 0.04%.


Janet Fiorenza, a portfolio manager at WPG, has managed the Fund since 1990. Ms. Fiorenza has been with WPG since 1988, and with its predecessor since 1980. She has more than 20 years of investment experience.

                                                                    PROSPECTUS 5

                                              PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase or sell (sometimes called "redeem") shares of the Fund. The Fund offers Class B Shares only to financial institutions or intermediaries for its own or its customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). However, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Class B Shares by placing orders with the Fund's Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the same day the order is placed. The Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.


The Fund calculates its NAV once each Business Day at 3:00 p.m., Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund generally must receive your order before 3:00 p.m., Eastern time and federal funds (readily available funds) before 3:00 p.m., Eastern time.


HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of all of the net assets in the Fund.


In calculating NAV for the Fund, the Institutional Tax Free Fund generally values the Fund's investment portfolio using the amortized cost valuation method, which is described in detail in the SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

6 PROSPECTUS

PURCHASING AND SELLING FUND SHARES

HOW TO SELL YOUR FUND SHARES


If you hold Class B Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge you a fee for its services. Generally, the Fund must receive your redemption request before 1:30 p.m., Eastern time. The sale price of each share will be the next NAV determined after the Fund (or its authorized intermediary) receives your request.


RECEIVING YOUR MONEY

Normally, the Fund will make payment on your sale on the same Business Day on which it receives your request, but it may take up to seven days. Your proceeds will be wired to your bank account.

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES


If your account balance drops below the required minimum, $45 million for Class B Shares of the Institutional Tax Free Fund, you may be required to sell your shares. You will always be given at least 60 days' written notice to give you time to add to your account and avoid selling your shares.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund.

For Class B Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

For Class B Shares, administrative service fees, as a percentage of average daily net assets, may be up to 0.05%.

                                                                    PROSPECTUS 7

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES


DIVIDENDS AND DISTRIBUTIONS


The Fund declares dividends daily and distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below, the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.


The Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF FUND SHARES IS A TAXABLE EVENT.


The Fund intends to distribute federally tax-exempt income. The Fund may also invest a portion of its assets in securities that generate income that is subject to Federal or state income taxes. Income exempt from Federal tax may be subject to state and local taxes. Any capital gains distributed by the Fund may be taxable.

The Fund is not liable for any income or franchise taxes in the Commonwealth of Massachusetts as long as it qualifies as a regulated investment company under Federal tax law.

MORE INFORMATION ABOUT TAXES IS IN THE FUND'S SAI.

8 PROSPECTUS

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class B Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with the Fund's financial statements, appears in the Fund's annual report that accompanies the SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

SEI TAX EXEMPT TRUST
FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR

                                                                                                   NET
                                                                                                 REALIZED
                                                                                                   AND
                                                                                                UNREALIZED
                                            INVESTMENT              DISTRIBUTIONS              GAIN (LOSS)      NET
                                NET ASSET   ACTIVITIES  -------------------------------------       ON         ASSET
                                  VALUE,       NET         NET         NET                     INVESTMENTS     VALUE,
                                BEGINNING   INVESTMENT  INVESTMENT   REALIZED       TOTAL      AND CAPITAL     END OF      TOTAL
                                OF PERIOD     INCOME      INCOME       GAIN     DISTRIBUTIONS  TRANSACTIONS    PERIOD     RETURN+
                                ----------  ----------  ----------  ----------  -------------  ------------  ----------  ----------
-----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL TAX FREE FUND
-----------------------------------------------------------------------------------------------------------------------------------
  CLASS B
    2000......................    $1.00       $0.034     $(0.034)       --         $(0.034)         --         $1.00        3.42%
    1999......................     1.00        0.027      (0.027)       --          (0.027)         --          1.00        2.78
    1998......................     1.00        0.031      (0.031)       --          (0.031)         --          1.00        3.15
    1997......................     1.00        0.031      (0.031)       --          (0.031)         --          1.00        3.13
    1996......................     1.00        0.032      (0.032)       --          (0.032)         --          1.00        3.21

                                                                                   RATIO OF
                                                                                     NET
                                                            RATIO                 INVESTMENT
                                                         OF EXPENSES   RATIO OF   INCOME TO
                                                         TO AVERAGE      NET       AVERAGE
                                    NET       RATIO OF   NET ASSETS   INVESTMENT  NET ASSETS
                                ASSETS, END   EXPENSES    EXCLUDING   INCOME TO   EXCLUDING
                                 OF PERIOD   TO AVERAGE      FEE       AVERAGE       FEE
                                   (000)     NET ASSETS    WAIVERS    NET ASSETS   WAIVERS
                                -----------  ----------  -----------  ----------  ----------

INSTITUTIONAL TAX FREE FUND
---------------------------------------------------------------------------------------------
  CLASS B
    2000......................   $114,633       0.63%        0.74%       3.45%       3.34%
    1999......................     57,310       0.63         0.73        2.74        2.64
    1998......................     95,004       0.63         0.73        3.06        2.96
    1997......................     34,783       0.63         0.73        3.10        3.00
    1996......................     14,156       0.63         0.80        3.16        2.99


Amounts designated as "--" are either $0 or have been rounded to $0.

 + Total return is for the period indicated and has not been annualized.

SEI
INVESTMENTS
The Art of People. The Science of Results.







More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated December 31, 2000, includes more detailed information about SEI Tax Exempt Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings and contain information from the Fund's managers about fund strategies, market conditions and trends and their impact on performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN MORE INFORMATION:

By Telephone:  Call 1-800-DIAL-SEI

By Mail:       Write to the Fund at:
               One Freedom Valley Drive
               Oaks, PA 19456

By Internet:   http://www.seic.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Tax Exempt Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust's Investment Company Act registration number is 811-3447.

CMS-F-006-(12/00)

SEI
INVESTMENTS


                          PROSPECTUS AS OF DECEMBER 31, 2000


MONEY MARKET

                          ------------------------
                          MASSACHUSETTS TAX FREE
                          MONEY MARKET FUND

                          CLASS A

                          The Securities and Exchange
                          Commission has not approved or
                          disapproved these securities or
                          passed upon the adequacy of this
                          prospectus. Any representation to
                          the contrary is a criminal offense.

    SEI Tax
    Exempt Trust
ABOUT THIS PROSPECTUS
------------------------------------------------------------------------

SEI Tax Exempt Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). This prospectus gives you important information about Class A Shares of the Massachusetts Tax Free Money Market Fund that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:


     PRINCIPAL INVESTMENT STRATEGIES AND RISKS,
       PERFORMANCE INFORMATION AND EXPENSES...............................2


     MORE INFORMATION ABOUT FUND INVESTMENTS..............................4


     THE INVESTMENT ADVISER AND SUB-ADVISER...............................4


     PURCHASING AND SELLING FUND SHARES...................................5


     DIVIDENDS AND DISTRIBUTIONS..........................................7


     TAXES................................................................7

     HOW TO OBTAIN MORE INFORMATION ABOUT
       SEI TAX EXEMPT TRUST......................................Back Cover

--------------------------------------------------------------------------------
MUNICIPAL SECURITIES

The Fund invests primarily in municipal securities. Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations. The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, but may be supported only by an agency or a particular source of revenues. Therefore, municipal securities vary in credit quality.

Generally, the income from municipal securities is exempt from Federal income tax, and also may be exempt from certain state or local tax depending on an investor's state of residence. Even so, income from certain obligations may be subject to Federal alternative minimum tax.

                                                                    PROSPECTUS 1

                                                         RISK/RETURN INFORMATION

The Massachusetts Tax Free Money Market Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has an investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of SEI Investments Management Corporation (SIMC) and one or more Sub-Advisers who manage portions of the Fund's assets in a way that they believe will help the Fund achieve its goal. No matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in the Fund, just as you could with other investments.

A FUND SHARE IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

2 PROSPECTUS

MASSACHUSETTS TAX FREE MONEY MARKET FUND

INVESTMENT SUMMARY


INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income exempt from Federal
                                                    and Massachusetts personal income taxes
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing a sub-adviser experienced in selecting
                                                    municipal securities, the Fund invests in high
                                                    quality, short-term Massachusetts municipal money
                                                    market securities
------------------------------------------------------------------------------------------------------


INVESTMENT STRATEGY

The Massachusetts Tax Free Money Market Fund invests substantially all (at least 80%) of its assets in municipal money market securities that pay interest that is exempt from Federal and Massachusetts income taxes. The principal issuers of these securities are state and local governments and agencies located in Massachusetts, as well as Puerto Rico and other U.S. territories and possessions.


The Sub-Adviser purchases liquid securities with appropriate maturities that offer competitive yields, and that are issued by financially sound issuers. The Sub-Adviser also considers sector allocation and relative valuations in selecting securities for the Fund.



The Fund utilizes a specialist Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. The Fund invests in high quality, short-term debt securities, commonly known as money market instruments. These include municipal bonds, notes and tax-exempt commercial paper. The Fund may, to a limited extent, invest in certain taxable securities and repurchase agreements, as well as, securities subject to the alternative minimum tax or in taxable municipal securities. The Fund follows strict SEC rules about the credit risk, maturity and diversification of its investments.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.


State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of issuers of Massachusetts municipal securities to repay principal and to make interest payments on securities owned by the Fund. Changes to the financial condition of Massachusetts municipal issuers also may adversely affect the value of the Fund's securities. For example, financial difficulties of the Commonwealth, its counties, municipalities and school districts that hinder efforts to borrow and lower credit ratings are factors which may affect the Fund. In addition, actual or perceived erosion of the credit-worthiness of Massachusetts municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of Massachusetts obligations than a mutual fund which does not have as great a concentration in Massachusetts municipal obligations.


Since the Fund often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.


A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. IN ADDITION, ALTHOUGH A MONEY MARKET FUND SEEKS TO KEEP A CONSTANT PRICE PER SHARE OF $1.00, YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

                                                                    PROSPECTUS 3

                                        MASSACHUSETTS TAX FREE MONEY MARKET FUND

PERFORMANCE INFORMATION

As of December 31, 2000, the Fund had not commenced operations, and did not have a performance history.
--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.


ANNUAL FUND OPERATING EXPENSES                        CLASS A
(EXPENSES DEDUCTED FROM FUND ASSETS)                   SHARES
Investment Advisory Fees                                 0.04%
Distribution (12b-1) Fees                                 None
Other Expenses                                           0.52%*
                                                      --------
Total Annual Fund Operating Expenses                     0.56%**


* OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

** THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE CURRENT FISCAL YEAR ARE EXPECTED TO BE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADMINISTRATOR AND DISTRIBUTOR ARE EACH VOLUNTARILY WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADMINISTRATOR AND/OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS FOLLOWS:


    MASSACHUSETTS TAX FREE MONEY MARKET FUND --
     CLASS A SHARES                                 0.25%



FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND SUB-ADVISER" AND "DISTRIBUTION OF FUND SHARES."


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                          1 YEAR  3 YEARS
Massachusetts Tax Free Money Market Fund
 - Class A Shares                          $57     $179

4 PROSPECTUS

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund's primary investment strategies. The Fund may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in the Fund's Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objective. Of course, there is no guarantee that the Fund will achieve its investment goal.

INVESTMENT ADVISER AND SUB-ADVISER

SEI INVESTMENTS MANAGEMENT CORPORATION (SIMC) ACTS AS THE MANAGER OF MANAGERS OF THE FUND, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUND SINCE IT ALLOCATES THE FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES.

The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Adviser to ensure compliance with the Fund's investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Adviser; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC. SIMC pays the Sub-Adviser out of the investment advisory fees it receives.


SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the adviser to the Fund. As of October 31, 2000, SIMC had approximately $52 billion in assets under management. SIMC receives investment advisory fees of 0.04% of the average daily net assets of the Massachusetts Tax Free Money Market Fund.


SUB-ADVISER AND PORTFOLIO MANAGER

WEISS, PECK & GREER, L.L.C. ("WPG"): WPG, located at One New York Plaza, New York, NY 10004, serves as the Sub-Adviser to the Fund. Janet Fiorenza, a portfolio manager at WPG, has managed the Fund since 1990. Ms. Fiorenza has been with WPG since 1988, and with its predecessor since 1980. She has more than 20 years of investment experience.

                                                                    PROSPECTUS 5

                                              PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase or sell (sometimes called "redeem") shares of the Fund. The Fund offers Class A Shares only to financial institutions or intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). However, Fund shares cannot be purchased by Federal Reserve wire on federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Class A Shares by placing orders with the Fund's Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the same day the order is placed. The Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to your financial institution at an earlier time for your transaction to become effective that day. This allows your financial institution time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. You may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

The Fund calculates its NAV once each Business Day at 2:00 p.m., Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund generally must receive your purchase order in proper form before 2:00 p.m., Eastern time and federal funds (readily available funds) before 2:00 p.m., Eastern time.

HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of all of the net assets in the Fund.


In calculating NAV for the Massachusetts Tax Free Money Market Fund, the Fund values the Fund's investment portfolio using the amortized cost valuation method, which is described in detail in the SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.


HOW TO SELL YOUR FUND SHARES

If you hold Class A Shares, you may sell your shares on any Business Day by following procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary

6 PROSPECTUS

PURCHASING AND SELLING FUND SHARES
may charge a fee for its services. Generally, the Fund must receive your redemption request before 2:00 p.m., Eastern time. The sale price of each share will be the next NAV determined after the Fund or its authorized intermediary receives your request.

RECEIVING YOUR MONEY

Normally, the Fund will make payment on your sale on the same Business Day on which it receives your request, but it may take up to seven days. Your proceeds will be wired to your bank account.

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's Class A Shares.

For Class A Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%. The Distributor has voluntarily agreed to waive the shareholder servicing fees applicable to Class A Shares of the Fund. The Distributor has no current intention to discontinue this voluntary waiver.

                                                                    PROSPECTUS 7


                                              DIVIDENDS, DISTRIBUTIONS AND TAXES


DIVIDENDS AND DISTRIBUTIONS


The Fund declares dividends daily and distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually.


You will receive dividends and distributions in the form of cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below, the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.


The Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF FUND SHARES IS A TAXABLE EVENT.


The Fund intends to distribute federally tax-exempt income. The Fund also intends to distribute income that is exempt from Massachusetts state income taxes. The Fund may invest a portion of its assets in securities that generate income that is subject to Federal or state income taxes. Income exempt from Federal tax may be subject to state and local taxes. Any capital gains distributed by the Fund may be taxable.

The Fund is not liable for any income or franchise taxes in the Commonwealth of Massachusetts as long as it qualifies as a regulated investment company under Federal tax law.

MORE INFORMATION ABOUT TAXES IS IN THE FUND'S SAI.

SEI
INVESTMENTS
The Art of People. The Science of Results.







More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated December 31, 2000, includes more detailed information about SEI Tax Exempt Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings and contain information from the Fund's managers about fund strategies, market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN MORE INFORMATION:

By Telephone:  Call 1-800-DIAL-SEI

By Mail:       Write to the Fund at:
               One Freedom Valley Drive
               Oaks, PA 19456

By Internet:   http://www.seic.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Tax Exempt Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust's Investment Company Act registration number is 811-3447.

CMS-F-010-(12/00)

SEI
INVESTMENTS


                          PROSPECTUS AS OF DECEMBER 31, 2000


MONEY MARKET

                          ------------------------
                          MASSACHUSETTS TAX FREE
                          MONEY MARKET FUND

                          CLASS B


                          The Securities and Exchange
                          Commission has not approved or
                          disapproved these securities or
                          passed upon the adequacy of this
                          prospectus. Any representation to
                          the contrary is a criminal offense.

    SEI Tax
    Exempt Trust
ABOUT THIS PROSPECTUS
------------------------------------------------------------------------

SEI Tax Exempt Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). This prospectus gives you important information about Class B Shares of the Massachusetts Tax Free Money Market Fund that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:


     PRINCIPAL INVESTMENT STRATEGIES AND RISKS,
       PERFORMANCE INFORMATION AND EXPENSES...............................2


     MORE INFORMATION ABOUT FUND INVESTMENTS..............................4


     THE INVESTMENT ADVISER AND SUB-ADVISER...............................4


     PURCHASING AND SELLING FUND SHARES...................................5


     DIVIDENDS AND DISTRIBUTIONS..........................................7


     TAXES................................................................7

     HOW TO OBTAIN MORE INFORMATION ABOUT
       SEI TAX EXEMPT TRUST......................................Back Cover

--------------------------------------------------------------------------------
MUNICIPAL SECURITIES

The Fund invests primarily in municipal securities. Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations. The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, but may be supported only by an agency or a particular source of revenues. Therefore, municipal securities vary in credit quality.

Generally, the income from municipal securities is exempt from Federal income tax, and also may be exempt from certain state or local tax depending on an investor's state of residence. Even so, income from certain obligations may be subject to Federal alternative minimum tax.

                                                                    PROSPECTUS 1

                                                         RISK/RETURN INFORMATION

The Massachusetts Tax Free Money Market Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has an investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of SEI Investments Management Corporation (SIMC) and one or more Sub-Advisers who manage portions of the Fund's assets in a way that they believe will help the Fund achieve its goal. No matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in the Fund, just as you could with other investments.

A FUND SHARE IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

2 PROSPECTUS

MASSACHUSETTS TAX FREE MONEY MARKET FUND

INVESTMENT SUMMARY


INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income exempt from Federal
                                                    and Massachusetts personal income taxes
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing a sub-adviser experienced in selecting
                                                    municipal securities, the Fund invests in high
                                                    quality, short-term Massachusetts municipal money
                                                    market securities
------------------------------------------------------------------------------------------------------


INVESTMENT STRATEGY

The Massachusetts Tax Free Money Market Fund invests substantially all (at least 80%) of its assets in municipal money market securities that pay interest that is exempt from Federal and Massachusetts income taxes. The principal issuers of these securities are state and local governments and agencies located in Massachusetts, as well as Puerto Rico and other U.S. territories and possessions.


The Sub-Adviser purchases liquid securities with appropriate maturities that offer competitive yields, and that are issued by financially sound issuers. The Sub-Adviser also considers sector allocation and relative valuations in selecting securities for the Fund.



The Fund utilizes a specialist Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. The Fund invests in high quality, short-term debt securities, commonly known as money market instruments. These include municipal bonds, notes and tax-exempt commercial paper. The Fund may, to a limited extent, invest in certain taxable securities and repurchase agreements, as well as, securities subject to the alternative minimum tax or in taxable municipal securities. The Fund follows strict SEC rules about the credit risk, maturity and diversification of its investments.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.


State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of issuers of Massachusetts municipal securities to repay principal and to make interest payments on securities owned by the Fund. Changes to the financial condition of Massachusetts municipal issuers also may adversely affect the value of the Fund's securities. For example, financial difficulties of the Commonwealth, its counties, municipalities and school districts that hinder efforts to borrow and lower credit ratings are factors which may affect the Fund. In addition, actual or perceived erosion of the credit-worthiness of Massachusetts municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of Massachusetts obligations than a mutual fund which does not have as great a concentration in Massachusetts municipal obligations.


Since the Fund often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. IN ADDITION, ALTHOUGH A MONEY MARKET FUND SEEKS TO KEEP A CONSTANT PRICE PER SHARE OF $1.00, YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

                                                                    PROSPECTUS 3

                                        MASSACHUSETTS TAX FREE MONEY MARKET FUND

PERFORMANCE INFORMATION

As of December 31, 2000, the Fund had not commenced operations, and did not have a performance history.
--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)

                                                          CLASS B SHARES
Investment Advisory Fees                                                 0.04%
Distribution (12b-1) Fees                                                 None
Other Expenses                                                           0.57%*
                                                    --------------------------
Total Annual Fund Operating Expenses                                     0.61%**

* OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

** THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE CURRENT FISCAL YEAR ARE EXPECTED TO BE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADMINISTRATOR AND DISTRIBUTOR ARE EACH VOLUNTARILY WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADMINISTRATOR AND/OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS FOLLOWS:

       MASSACHUSETTS TAX FREE MONEY MARKET FUND -
        CLASS B SHARES                              0.55%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND SUB-ADVISER"AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                          1 YEAR  3 YEARS
Massachusetts Tax Free Money Market Fund
 - Class B Shares                         $ 62    $195

4 PROSPECTUS

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund's primary investment strategies. The Fund may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in the Fund's Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objective. Of course, there is no guarantee that the Fund will achieve its investment goal.

INVESTMENT ADVISER AND SUB-ADVISER

SEI INVESTMENTS MANAGEMENT CORPORATION (SIMC) ACTS AS THE MANAGER OF MANAGERS OF THE FUND, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUND SINCE IT ALLOCATES THE FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES.

The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Adviser to ensure compliance with the Fund's investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Adviser; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC. SIMC pays the Sub-Adviser out of the investment advisory fees it receives.


SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to the Fund. As of October 31, 2000, SIMC had approximately $52 billion in assets under management. SIMC receives investment advisory fees of 0.04% of the average daily net assets of the Massachusetts Tax Free Money Market Fund.


SUB-ADVISER AND PORTFOLIO MANAGER

Weiss, Peck & Greer, L.L.C. ("WPG"): WPG, located at One New York Plaza, New York, NY 10004, serves as the Sub-Adviser to the Fund. Janet Fiorenza, a portfolio manager at WPG, has managed the Fund since 1990. Ms. Fiorenza has been with WPG since 1988, and with its predecessor since 1980. She has more than 20 years of investment experience.

                                                                    PROSPECTUS 5

                                              PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase or sell (sometimes called "redeem") shares of the Fund. The Fund offers Class B Shares only to financial institutions or intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). However, Fund shares cannot be purchased by Federal Reserve wire on federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Class B Shares by placing orders with the Fund's Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the same day the order is placed. The Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to your financial institution at an earlier time for your transaction to become effective that day. This allows your financial institution time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. You may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

The Fund calculates its NAV once each Business Day at 2:00 p.m., Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund generally must receive your purchase order in proper form before 2:00 p.m., Eastern time and federal funds (readily available funds) before 2:00 p.m., Eastern time.

HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of all of the net assets in the Fund.


In calculating NAV for the Massachusetts Tax Free Money Market Fund, the Fund values the Fund's investment portfolio using the amortized cost valuation method, which is described in detail in the SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.


HOW TO SELL YOUR FUND SHARES

If you hold Class A Shares, you may sell your shares on any Business Day by following procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary

6 PROSPECTUS

PURCHASING AND SELLING FUND SHARES
may charge a fee for its services. Generally, the Fund must receive your redemption request before 2:00 p.m., Eastern time. The sale price of each share will be the next NAV determined after the Fund or its authorized intermediary receives your request.

RECEIVING YOUR MONEY

Normally, the Fund will make payment on your sale on the same Business Day on which it receives your request, but it may take up to seven days. Your proceeds will be wired to your bank account.

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Fund follows these procedures the Fund will not be responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund.

For Class B Shares, shareholder servicing fees and administrative service fees, as a percentage of average daily net assets, may be up to 0.25% and 0.05%, respectively.

                                                                    PROSPECTUS 7


                                              DIVIDENDS, DISTRIBUTIONS AND TAXES



DIVIDENDS AND DISTRIBUTIONS


The Fund declares dividends daily and distributes its income monthly.The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below, the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.


The Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF FUND SHARES IS A TAXABLE EVENT.


The Fund intends to distribute federally tax-exempt income. The Fund also intends to distribute income that is exempt from Massachusetts state income taxes. The Fund may invest a portion of its assets in securities that generate income that is subject to Federal or state income taxes. Income exempt from Federal tax may be subject to state and local taxes. Any capital gains distributed by the Fund may be taxable.

The Fund is not liable for any income or franchise taxes in the Commonwealth of Massachusetts as long as it qualifies as a regulated investment company under Federal tax law.

MORE INFORMATION ABOUT TAXES IS IN THE FUND'S SAI.

SEI
INVESTMENTS
The Art of People. The Science of Results.







More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated December 31, 2000, includes more detailed information about SEI Tax Exempt Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings and contain information from the Fund's managers about fund strategies, and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN MORE INFORMATION:

By Telephone:  Call 1-800-DIAL-SEI

By Mail:       Write to the Fund at:
               One Freedom Valley Drive
               Oaks, PA 19456

By Internet:   http://www.seic.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Tax Exempt Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust's Investment Company Act registration number is 811-3447.

CMS-F-011-(12/00)

SEI
INVESTMENTS


                          PROSPECTUS AS OF DECEMBER 31, 2000


MONEY MARKET

                          ------------------------
                          MASSACHUSETTS TAX FREE
                          TAX FREE FUND

                          CLASS C


                          The Securities and Exchange
                          Commission has not approved or
                          disapproved these securities or
                          passed upon the adequacy of this
                          prospectus. Any representation to
                          the contrary is a criminal offense.

    SEI Tax
    Exempt Trust
ABOUT THIS PROSPECTUS
------------------------------------------------------------------------

SEI Tax Exempt Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). This prospectus gives you important information about Class C Shares of the Massachusetts Tax Free Money Market Fund that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:


     PRINCIPAL INVESTMENT STRATEGIES AND RISKS,
       PERFORMANCE INFORMATION AND EXPENSES...............................2


     MORE INFORMATION ABOUT FUND INVESTMENTS..............................4


     THE INVESTMENT ADVISER AND SUB-ADVISER...............................4


     PURCHASING AND SELLING FUND SHARES...................................5


     DIVIDENDS AND DISTRIBUTIONS..........................................7


     TAXES................................................................7

     HOW TO OBTAIN MORE INFORMATION ABOUT
       SEI TAX EXEMPT TRUST......................................Back Cover

--------------------------------------------------------------------------------
MUNICIPAL SECURITIES

The Fund invests primarily in municipal securities. Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations. The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, but may be supported only by an agency or a particular source of revenues. Therefore, municipal securities vary in credit quality.

Generally, the income from municipal securities is exempt from Federal income tax, and also may be exempt from certain state or local tax depending on an investor's state of residence. Even so, income from certain obligations may be subject to Federal alternative minimum tax.

                                                                    PROSPECTUS 1

                                                         RISK/RETURN INFORMATION

The Massachusetts Tax Free Money Market Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has an investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of SEI Investments Management Corporation (SIMC) and one or more Sub-Advisers who manage portions of the Fund's assets in a way that they believe will help the Fund achieve its goal. No matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in the Fund, just as you could with other investments.

A FUND SHARE IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

2 PROSPECTUS

MASSACHUSETTS TAX FREE MONEY MARKET FUND

INVESTMENT SUMMARY


INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income exempt from Federal
                                                    and Massachusetts personal income taxes
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing a sub-adviser experienced in selecting
                                                    municipal securities, the Fund invests in high
                                                    quality, short-term Massachusetts municipal money
                                                    market securities
------------------------------------------------------------------------------------------------------


INVESTMENT STRATEGY

The Massachusetts Tax Free Money Market Fund invests substantially all (at least 80%) of its assets in municipal money market securities that pay interest that is exempt from Federal and Massachusetts income taxes. The principal issuers of these securities are state and local governments and agencies located in Massachusetts, as well as Puerto Rico and other U.S. territories and possessions.


The Sub-Adviser purchases liquid securities with appropriate maturities that offer competitive yields, and that are issued by financially sound issuers. The Sub-Adviser also considers sector allocation and relative valuations in selecting securities for the Fund.



The Fund utilizes a specialist Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. The Fund invests in high quality, short-term debt securities, commonly known as money market instruments. These include municipal bonds, notes and tax-exempt commercial paper. The Fund may, to a limited extent, invest in certain taxable securities and repurchase agreements, as well as, securities subject to the alternative minimum tax or in taxable municipal securities. The Fund follows strict SEC rules about the credit risk, maturity and diversification of its investments.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.


State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of issuers of Massachusetts municipal securities to repay principal and to make interest payments on securities owned by the Fund. Changes to the financial condition of Massachusetts municipal issuers also may adversely affect the value of the Fund's securities. For example, financial difficulties of the Commonwealth, its counties, municipalities and school districts that hinder efforts to borrow and lower credit ratings are factors which may affect the Fund. In addition, actual or perceived erosion of the credit-worthiness of Massachusetts municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of Massachusetts obligations than a mutual fund which does not have as great a concentration in Massachusetts municipal obligations.


Since the Fund often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.


A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. IN ADDITION, ALTHOUGH A MONEY MARKET FUND SEEKS TO KEEP A CONSTANT PRICE PER SHARE OF $1.00, YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

                                                                    PROSPECTUS 3

                                        MASSACHUSETTS TAX FREE MONEY MARKET FUND

PERFORMANCE INFORMATION

As of December 31, 2000, the Fund had not commenced operations, and did not have a performance history.
--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)

                                                          CLASS C SHARES
Investment Advisory Fees                                                 0.04%
Distribution (12b-1) Fees                                                 None
Other Expenses                                                           0.77%*
                                                    --------------------------
Total Annual Fund Operating Expenses                                     0.81%**

* OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

** THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE CURRENT FISCAL YEAR ARE EXPECTED TO BE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADMINISTRATOR AND DISTRIBUTOR ARE EACH VOLUNTARILY WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADMINISTRATOR AND/OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS FOLLOWS:

       MASSACHUSETTS TAX FREE MONEY MARKET FUND -
        CLASS C SHARES                              0.75%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND SUB-ADVISER"AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                          1 YEAR  3 YEARS
Massachusetts Tax Free Money Market Fund
 - Class C Shares                          $83     $259

4 PROSPECTUS

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund's primary investment strategies. The Fund may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in the Fund's Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objective. Of course, there is no guarantee that the Fund will achieve its investment goal.

INVESTMENT ADVISER AND SUB-ADVISER

SEI INVESTMENTS MANAGEMENT CORPORATION (SIMC) ACTS AS THE MANAGER OF MANAGERS OF THE FUND, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUND SINCE IT ALLOCATES THE FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES.

The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Adviser to ensure compliance with the Fund's investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Adviser; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC. SIMC pays the Sub-Adviser out of the investment advisory fees it receives.


SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to the Fund. As of October 31, 2000, SIMC had approximately $52 billion in assets under management. SIMC receives investment advisory fees of 0.04% of the average daily net assets of the Massachusetts Tax Free Money Market Fund.


SUB-ADVISER AND PORTFOLIO MANAGER

Weiss, Peck & Greer, L.L.C. ("WPG"): WPG, located at One New York Plaza, New York, NY 10004, serves as the Sub-Adviser to the Fund. Janet Fiorenza, a portfolio manager at WPG, has managed the Fund since 1990. Ms. Fiorenza has been with WPG since 1988, and with its predecessor since 1980. She has more than 20 years of investment experience.

                                                                    PROSPECTUS 5

                                              PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase or sell (sometimes called "redeem") shares of the Fund. The Fund offers Class C Shares only to financial institutions or intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). However, Fund shares cannot be purchased by Federal Reserve wire on federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Class C Shares by placing orders with the Fund's Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the same day the order is placed. The Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to your financial institution at an earlier time for your transaction to become effective that day. This allows your financial institution time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. You may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

The Fund calculates its NAV once each Business Day at 2:00 p.m., Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund generally must receive your purchase order in proper form before 2:00 p.m., Eastern time and federal funds (readily available funds) before 2:00 p.m., Eastern time.

HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of all of the net assets in the Fund.


In calculating NAV for the Massachusetts Tax Free Money Market Fund, the Fund values the Fund's investment portfolio using the amortized cost valuation method, which is described in detail in the SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.


HOW TO SELL YOUR FUND SHARES

If you hold Class A Shares, you may sell your shares on any Business Day by following procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary

6 PROSPECTUS

PURCHASING AND SELLING FUND SHARES
may charge a fee for its services. Generally, the Fund must receive your redemption request before 2:00 p.m., Eastern time. The sale price of each share will be the next NAV determined after the Fund or its authorized intermediary receives your request.

RECEIVING YOUR MONEY

Normally, the Fund will make payment on your sale on the same Business Day on which it receives your request, but it may take up to seven days. Your proceeds will be wired to your bank account.

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund.

For Class C Shares, shareholder servicing fees and administrative service fees, as a percentage of average daily net assets, may be up to 0.25% and 0.25%, respectively.

                                                                    PROSPECTUS 7


                                              DIVIDENDS, DISTRIBUTIONS AND TAXES



DIVIDENDS AND DISTRIBUTIONS


The Fund declares dividends daily and distributes its income monthly.The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below, the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.


The Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF FUND SHARES IS A TAXABLE EVENT.


The Fund intends to distribute federally tax-exempt income. The Fund also intends to distribute income that is exempt from Massachusetts state income taxes. The Fund may invest a portion of its assets in securities that generate income that is subject to Federal or state income taxes. Income exempt from Federal tax may be subject to state and local taxes. Any capital gains distributed by the Fund may be taxable.

The Fund is not liable for any income or franchise taxes in the Commonwealth of Massachusetts as long as it qualifies as a regulated investment company under Federal tax law.

MORE INFORMATION ABOUT TAXES IS IN THE FUND'S SAI.

SEI
INVESTMENTS
The Art of People. The Science of Results.







More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated December 31, 2000, includes more detailed information about SEI Tax Exempt Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings and contain information from the Fund's managers about fund strategies, and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN MORE INFORMATION:

By Telephone:  Call 1-800-DIAL-SEI

By Mail:       Write to the Fund at:
               One Freedom Valley Drive
               Oaks, PA 19456

By Internet:   http://www.seic.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Tax Exempt Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust's Investment Company Act registration number is 811-3447.

CMS-F-012-(12/00)

SEI
INVESTMENTS


                          PROSPECTUS AS OF DECEMBER 31, 2000


MONEY MARKET

                          ------------------------
                          INSTITUTIONAL
                          TAX FREE FUND
                          ------------------------
                          CALIFORNIA
                          TAX EXEMPT FUND

                          CLASS C


                          The Securities and Exchange
                          Commission has not approved or
                          disapproved these securities or
                          passed upon the adequacy of this
                          prospectus. Any representation to
                          the contrary is a criminal offense.

    SEI Tax
    Exempt Trust
ABOUT THIS PROSPECTUS
------------------------------------------------------------------------

SEI Tax Exempt Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). This prospectus gives you important information about the Class C Shares of the California Tax Exempt Fund and the Institutional Tax Free Fund that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN. FOR MORE DETAILED INFORMATION ABOUT THE FUNDS, PLEASE SEE:

     CALIFORNIA TAX EXEMPT FUND...........................................2
     INSTITUTIONAL TAX FREE FUND..........................................4
     MORE INFORMATION ABOUT FUND INVESTMENTS..............................6
     THE INVESTMENT ADVISER...............................................6
     PURCHASING AND SELLING FUND SHARES...................................7
     DIVIDENDS AND DISTRIBUTIONS..........................................9
     TAXES................................................................9
     FINANCIAL HIGHLIGHTS................................................10
     HOW TO OBTAIN MORE INFORMATION ABOUT
     SEI TAX EXEMPT TRUST........................................Back Cover

--------------------------------------------------------------------------------
MUNICIPAL SECURITIES

The Funds invest primarily in municipal securities. Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations. The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, but may be supported only by an agency or a particular source of revenues. Therefore, municipal securities vary in credit quality.


Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. A strategy to invest in investment grade securities reduces but does not eliminate this risk.


Generally, the income from municipal securities is exempt from Federal income tax, and also may be exempt from certain state or local tax depending on an investor's state of residence. Even so, income from certain obligations may be subject to Federal alternative minimum tax.

                                                                    PROSPECTUS 1

                                     RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.


Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of its Adviser. The Adviser invests Fund assets in a way that it believes will help the Fund achieve its goal. No matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments.


A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS ARE MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

2 PROSPECTUS

CALIFORNIA TAX EXEMPT FUND

INVESTMENT SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income exempt from Federal
                                                    and California personal income taxes
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing an adviser experienced in selecting
                                                    municipal securities, the Fund invests in high
                                                    quality, short-term California municipal money
                                                    market securities
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The California Tax Exempt Fund invests substantially all (at least 80%) of its assets in municipal money market securities that pay interest that is exempt from Federal and California income taxes. The principal issuers of these securities are state and local governments and agencies located in California, as well as Puerto Rico and other U.S. territories and possessions.

The Adviser purchases liquid securities with appropriate maturities that offer competitive yields, and that are issued by financially sound issuers. The Adviser also considers sector allocation and relative valuations in selecting securities for the Fund.


The Fund invests in high quality, short-term debt securities, commonly known as money market instruments. These include municipal bonds, notes and tax-exempt commercial paper. The Fund may, to a limited extent, invest in certain taxable securities and repurchase agreements, as well as, securities subject to the alternative minimum tax or in taxable municipal securities. The Fund follows strict SEC rules about the credit risk, maturity and diversification of its investments.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

State and local governments rely on taxes, and to some extent, revenues from private projects financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of issuers of California municipal securities to repay principal and to make interest payments on securities owned by the Fund. Changes to the financial condition of California municipal issuers also may adversely affect the value of the Fund's securities. For example, financial difficulties of the State, its counties, municipalities and school districts that hinder efforts to borrow and lower credit ratings are factors which may affect the Fund. In addition, actual or perceived credit-worthiness of California municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of California obligations than a mutual fund which does not have as great a concentration in California municipal obligations.

Since the Fund often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.


A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. IN ADDITION, ALTHOUGH THE FUND SEEKS TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

                                                                    PROSPECTUS 3

                                                      CALIFORNIA TAX EXEMPT FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for nine years. Since Class A Shares are invested in the same portfolio of securities, returns for Class C Shares will be substantially similar to those of the Class A Shares, shown here, and will differ only to the extent that each class has different expenses. The performance information shown is based on full calendar years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1991  4.44%
1992  2.89%
1993  2.26%
1994  2.68%
1995  3.60%
1996  3.28%
1997  3.36%
1998  3.02%
1999  2.81%

BEST QUARTER                                        WORST QUARTER
1.15%                                               0.50%
(03/31/91)                                          (03/31/94)


* THE FUND'S TOTAL RETURN FROM JANUARY 1, 2000, TO SEPTEMBER 30, 2000, WAS
2.46%.


This table shows the Fund's average annual total returns for the periods ended December 31, 1999.

                                                        SINCE
                                     1 YEAR  5 YEARS  INCEPTION
---------------------------------------------------------------
CALIFORNIA TAX EXEMPT FUND -- CLASS
 A SHARES                            2.81%    3.21%     3.33%*
---------------------------------------------------------------
CALIFORNIA TAX EXEMPT FUND -- CLASS
 C SHARES                              N/A      N/A       N/A**
---------------------------------------------------------------

* THE INCEPTION DATE FOR CLASS A SHARES OF THE FUND IS MAY 14, 1990.

** THE INCEPTION DATE FOR CLASS C SHARES OF THE FUND IS JUNE 26, 2000.

Please dial 1-800-DIAL-SEI to obtain the Fund's current yield.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS C SHARES
Investment Advisory Fees                                 0.04%
Distribution (12b-1) Fees                                 None
Other Expenses                                           0.79%
                                                        ------
Total Annual Fund Operating Expenses                     0.83%*


* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADMINISTRATOR AND DISTRIBUTOR ARE EACH VOLUNTARILY WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADMINISTRATOR AND/OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:


       CALIFORNIA TAX EXEMPT FUND -- CLASS C
        SHARES                                      0.78%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
California Tax Exempt Fund --
 Class C Shares                  $85     $265     $460     $1,025

4 PROSPECTUS

INSTITUTIONAL TAX FREE FUND

INVESTMENT SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income exempt from Federal
                                                    income taxes.
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing an adviser experienced in selecting
                                                    municipal securities, the Fund invests in high
                                                    quality, short-term tax-exempt money market
                                                    securities.
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Institutional Tax Free Fund invests substantially all (at least 80%) of its assets in municipal money market securities that pay interest that is exempt from Federal income taxes. The issuers of these securities are state and local government agencies located in all fifty states, Puerto Rico, and other U.S. territories and possessions.

The Adviser purchases liquid securities with appropriate maturities that offer competitive yields, and that are issued by financially sound issuers. The Adviser also considers sector allocation and relative valuations in selecting securities for the Fund.

The Fund invests in high quality, short-term debt securities, commonly known as money market instruments. These include municipal bonds, notes and tax-exempt commercial paper. The Fund may, to a limited extent, invest in certain taxable securities and repurchase agreements, as well as, securities subject to the alternative minimum tax or in taxable municipal securities. The Fund follows strict SEC rules about the credit risk, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

State and local governments rely on taxes, and to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Fund. Changes to the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities. The Fund's securities may change in value in response to changes in interest rates and other factors. In addition, actual or perceived erosion of the credit-worthiness of municipal issuers may reduce the value of the Fund's holdings.

Since the Fund often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.


A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. IN ADDITION, ALTHOUGH THE FUND SEEKS TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

                                                                    PROSPECTUS 5

                                                     INSTITUTIONAL TAX FREE FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class C Shares from year to year for four years. The performance information shown is based on full calendar years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1996  2.87%
1997  3.00%
1998  2.81%
1999  2.61%

BEST QUARTER                                        WORST QUARTER
0.78%                                               0.57%
(12/31/97)                                          (03/31/99)


* THE FUND'S TOTAL RETURN FROM JANUARY 1, 2000, TO SEPTEMBER 30, 2000, WAS
2.54%.


This table shows the Fund's average annual total returns for the periods ended December 31, 1999.

                                                        SINCE
                                                      INCEPTION
                                     1 YEAR  5 YEARS  (09/11/95)
----------------------------------------------------------------
INSTITUTIONAL TAX FREE FUND --
 CLASS C SHARES                      2.61%      N/A     2.87%
----------------------------------------------------------------

Please dial 1-800-DIAL-SEI to obtain the Fund's current yield.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS C SHARES
Investment Advisory Fees                                   0.04%
Distribution (12b-1) Fees                                   None
Other Expenses                                             0.90%
                                                      ----------
Total Annual Fund Operating Expenses                       0.94%*


* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADMINISTRATOR AND DISTRIBUTOR ARE EACH VOLUNTARILY WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADMINISTRATOR AND/OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:


    INSTITUTIONAL TAX FREE FUND -- CLASS C SHARES   0.83%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Institutional Tax Free Fund --
 Class C Shares                  $96     $300     $520     $1,155

6 PROSPECTUS

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary investment strategies. The Funds may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in the Funds' Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Funds' objectives. Of course, there is no guarantee that any Fund will achieve its investment goal.

INVESTMENT ADVISER

The Investment Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Funds' investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Weiss, Peck & Greer, L.L.C. ("WPG"), located at One New York Plaza, New York, NY 10004, serves as the Adviser to the Funds. As of September 30, 2000, WPG had approximately $19.5 billion in assets under management. For the fiscal year ended August 31, 2000, WPG received advisory fees of:

California Tax Exempt Fund                          0.04%
Institutional Tax Free Fund                         0.04%

Janet Fiorenza, a portfolio manager at WPG, has managed the Funds since 1990. Ms. Fiorenza has been with WPG since 1988, and with its predecessor since 1980. She has more than 20 years of investment experience.

                                                                    PROSPECTUS 7

                                              PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase or sell (sometimes called "redeem") shares of the Funds. The Funds offer Class C Shares only to financial institutions or intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). However, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase shares by placing orders with the Funds' Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the same day the order is placed. Each Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Funds or their operations. This includes those from any individual or group who, in a Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of a Fund within a calendar year).

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain of these broker-dealers or other financial intermediaries.

The California Tax Exempt and Institutional Tax Free Funds' NAV is calculated once each Business Day at 2:00 p.m. and 3:00 p.m., Eastern time, respectively. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally the Funds (or their authorized intermediaries) must receive your purchase order and federal funds (readily available funds) before the Funds calculate their NAV.

HOW THE FUNDS CALCULATE NAV

NAV for one Fund share is the value of that share's portion of all of the net assets in the Fund.


In calculating NAV for the California Tax Exempt and Institutional Tax Free Funds, the Fund generally values the Fund's investment portfolio using the amortized cost valuation method, which is described in detail in the SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

8 PROSPECTUS

PURCHASING AND SELLING FUND SHARES

HOW TO SELL YOUR FUND SHARES


If you hold Class C Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge you a fee for its services. Generally, the California Tax Exempt Fund and Institutional Tax Free Fund must receive your redemption request before 2:00 p.m. and 1:30 p.m., Eastern time, respectively. The sale price of each share will be the next NAV determined after the Funds (or their authorized intermediaries) receive your request.


RECEIVING YOUR MONEY

Normally, the Fund will make payment on your sale on the same Business Day on which they receive your request, but it may take up to seven days. Your proceeds will be wired to your bank account.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' Class C Shares.

For Class C Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

For Class C Shares, administrative service fees, as a percentage of average daily net assets, may be up to 0.25%.

                                                                    PROSPECTUS 9


                                              DIVIDENDS, DISTRIBUTIONS AND TAXES



DIVIDENDS AND DISTRIBUTIONS


The Funds declare dividends daily and distributes its income monthly. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below, the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

The Funds will distribute substantially all of their income and capital gains, if any. The dividends and distributions you receive may be subject to Federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary interest rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF FUND SHARES IS A TAXABLE EVENT.


The Funds intend to distribute federally tax-exempt income. The California Tax Exempt Fund also intend to distribute income that is exempt from California state and local income taxes. The Institutional Tax Free Fund intends to distribute income that is exempt from Federal income taxes. A portion of the income distributed by the Institutional Tax Free Fund may be exempt from your state and local taxes depending on the investments of the Fund. The Funds may invest a portion of their assets in securities that generate income that is subject to Federal or state income taxes. Income exempt from Federal tax may be subject to state and local taxes. Any capital gains distributed by the Funds may be taxable.


The Funds are not liable for any income or franchise taxes in the Commonwealth of Massachusetts as long as they qualify as a regulated investment company under Federal tax law.

MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

10 PROSPECTUS

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Class C Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with the Fund's financial statements, appears in the Fund's annual report that accompanies the SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

SEI TAX EXEMPT TRUST
FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR

                                                                                                          NET
                                                                                                        REALIZED
                                                                                                          AND
                                                                                                       UNREALIZED
                                                     INVESTMENT             DISTRIBUTIONS             GAIN (LOSS)    NET
                                          NET ASSET  ACTIVITIES  -----------------------------------       ON       ASSET
                                           VALUE,       NET         NET        NET                    INVESTMENTS   VALUE,
                                          BEGINNING  INVESTMENT  INVESTMENT  REALIZED      TOTAL      AND CAPITAL   END OF   TOTAL
                                          OF PERIOD    INCOME      INCOME      GAIN    DISTRIBUTIONS  TRANSACTIONS  PERIOD  RETURN+
                                          ---------  ----------  ----------  --------  -------------  ------------  ------  -------
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX EXEMPT FUND
-----------------------------------------------------------------------------------------------------------------------------------
  CLASS C
    2000(1).............................    $1.00      $0.005     $(0.005)       --       $(0.005)          --      $1.00    0.55%
-----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL TAX FREE FUND
-----------------------------------------------------------------------------------------------------------------------------------
  CLASS C
    2000................................    $1.00      $0.032     $(0.032)       --       $(0.032)          --      $1.00    3.21%
    1999................................     1.00       0.025      (0.025)       --        (0.025)          --       1.00    2.57
    1998................................     1.00       0.029      (0.029)       --        (0.029)          --       1.00    2.94
    1997................................     1.00       0.029      (0.029)       --        (0.029)          --       1.00    2.93
    1996(2).............................     1.00       0.029      (0.029)       --        (0.029)          --       1.00    2.92

                                                                                             RATIO OF
                                                                                               NET
                                                                      RATIO                 INVESTMENT
                                                                   OF EXPENSES   RATIO OF   INCOME TO
                                                                   TO AVERAGE      NET       AVERAGE
                                              NET       RATIO OF   NET ASSETS   INVESTMENT  NET ASSETS
                                          ASSETS, END   EXPENSES    EXCLUDING   INCOME TO   EXCLUDING
                                           OF PERIOD   TO AVERAGE      FEE       AVERAGE       FEE
                                             (000)     NET ASSETS    WAIVERS    NET ASSETS   WAIVERS
                                          -----------  ----------  -----------  ----------  ----------

CALIFORNIA TAX EXEMPT FUND
-------------------------------------------------------------------------------------------------------
  CLASS C
    2000(1).............................    $ 1,938       0.78%       0.83%        2.93%       2.88%
-------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL TAX FREE FUND
-------------------------------------------------------------------------------------------------------------------------------
  CLASS C
    2000................................    $54,064       0.83%       0.94%        3.16%       3.05%
    1999................................     38,022       0.83        0.93         2.52        2.42
    1998................................     22,676       0.83        0.93         2.89        2.79
    1997................................      9,382       0.83        0.95         2.85        2.73
    1996(2).............................     19,208       0.83*       0.96*        2.89*       2.76*


Amounts designated as "--" are either $0 or have been rounded to $0.
* Annualized.
(1) The California Tax Exempt Fund -- Class C commenced operations on June 26, 2000.
(2) The Institutional Tax Free Fund -- Class C commenced operations on September 11, 1995.

+ Total Return is for the period indicated and has not been annualized.

SEI
INVESTMENTS
The Art of People. The Science of Results.







More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated December 31, 2000, includes more detailed information about SEI Tax Exempt Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Funds' holdings and contain information from the Funds' managers about fund strategies, market conditions and trends and their impact on performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN MORE INFORMATION:

By Telephone:  Call 1-800-DIAL-SEI

By Mail:       Write to the Fund at:
               One Freedom Valley Drive
               Oaks, PA 19456

By Internet:   http://www.seic.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Tax Exempt Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust's Investment Company Act registration number is 811-3447.

INV-385

                              SEI TAX EXEMPT TRUST

                                CNI CLASS SHARES

                                   PROSPECTUS


                                DECEMBER 31, 2000


                           CALIFORNIA TAX EXEMPT FUND

                                    ADVISER:
                           WEISS, PECK & GREER, L.L.C.



  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
                      THE CONTRARY IS A CRIMINAL OFFENSE.

                              ABOUT THIS PROSPECTUS

SEI Tax Exempt Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). This prospectus gives you important information about the CNI Class Shares of the California Tax Exempt Fund that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:


                                                                   PAGE
     PRINCIPAL INVESTMENT STRATEGIES AND RISKS
           PERFORMANCE INFORMATION AND EXPENSES....................XXX
     MORE INFORMATION ABOUT FUND INVESTMENTS.......................XXX
     THE INVESTMENT ADVISER........................................XXX
     PURCHASING AND SELLING FUND SHARES............................XXX
     DIVIDENDS AND DISTRIBUTIONS...................................XXX
     TAXES.........................................................XXX
     FINANCIAL HIGHLIGHTS..........................................XXX
     HOW TO OBTAIN MORE INFORMATION ABOUT
         SEI TAX EXEMPT TRUST......................................Back Cover


MUNICIPAL SECURITIES

The Fund invests primarily in municipal securities. Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations. The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, but may be supported only by an agency or a particular source of revenues. Therefore, municipal securities vary in credit quality.




Generally, the income from municipal securities is exempt from Federal income tax, and also may be exempt from certain state or local tax depending on an investor's state of residence. Even so, income from certain obligations may be subject to Federal alternative minimum tax.

RISK/RETURN INFORMATION

The California Tax Exempt Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.


The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of its Adviser. The Adviser invests the Fund assets in a way that it believes will help the Fund achieve its goal. No matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments.



A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

CALIFORNIA TAX EXEMPT FUND

INVESTMENT SUMMARY

INVESTMENT GOAL                        Preserving principal and maintaining
                                       liquidity while providing current income exempt from Federal and California personal income taxes

SHARE PRICE VOLATILITY                 Very low

PRINCIPAL INVESTMENT STRATEGY          Utilizing an adviser experienced in
                                       selecting municipal securities, the Fund invests in high quality, short-term
                                       California municipal money market
                                       securities


INVESTMENT STRATEGY

The California Tax Exempt Fund invests substantially all (at least 80%) of its assets in municipal money market securities that pay interest that is exempt from Federal and California income taxes. The principal issuers of these securities are state and local governments and agencies located in California, Puerto Rico and other U.S. territories and possessions.

The Adviser purchases liquid securities with appropriate maturities that offer competitive yields, and that are issued by financially sound issuers. The Adviser also considers sector allocation and relative valuations in selecting securities for the Fund.

The Fund invests in high quality, short-term debt securities, commonly known as money market instruments. These include municipal bonds, notes and tax exempt commercial paper. The Fund may, to a limited extent, invest in certain taxable securities and repurchase agreements, as well as, securities subject to the alternative minimum tax or in taxable municipal securities. The Fund follows strict Securities and Exchange Commission (SEC) rules about the credit risk, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of issuers of California municipal securities to repay principal and to make interest payments on securities owned by the Fund. Changes to the financial condition of California municipal issuers also may adversely affect the value of the Fund's securities. For example, financial difficulties of the State, its counties, municipalities and school districts that hinder efforts to borrow and lower credit ratings are factors which may affect the Fund. In addition, actual or perceived erosion of credit-worthiness of California municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of California obligations than a mutual fund which does not have as great a concentration in California municipal obligations.

Since the Fund often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT. ALTHOUGH THE FUND SEEKS TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's CNI Class Shares from year to year for four years.*

                   1995                                 3.09%
                   1996                                 2.76%
                   1997                                 2.84%
                   1998                                 2.50%

                BEST QUARTER                        WORST QUARTER
                   0.81%                                0.57%
                 (6/30/95)                            (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM JANUARY 1, 1999, TO SEPTEMBER 30, 1999, WAS 2.03%.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CNI CLASS SHARES FOR THE PERIODS ENDED DECEMBER 31, 1998.

                                                            1 YEAR       SINCE INCEPTION
-----------------------------------------------------------------------------------------
CALIFORNIA TAX EXEMPT FUND - CNI CLASS SHARES                2.50%           2.75%*


* The inception date for CNI Class Shares of the Fund is May 11, 1994. As of June 21, 1999, the CNI Class Shares of the Fund closed to investors.


Please dial 1-800-DIAL-SEI to obtain the Fund's current yield.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                             CNI CLASS SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                          0.04%
Distribution (12b-1) Fees                                         0.50%
Other Expenses                                                    0.51%
                                                                  -----
Total Annual Fund Operating Expenses                              1.05%*

--------------------------------------------------------------------------------
* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Administrator and Distributor each voluntarily waived a portion of their fees in order to keep total operating expenses at a specified level. These fee waivers remain in place as of the date of this prospectus, but the Administrator and/or Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

         California Tax Exempt Fund--CNI Class Shares                     0.78%

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                     1 YEAR        3 YEARS        5 YEARS       10 YEARS
CALIFORNIA TAX EXEMPT FUND - CNI CLASS                $107           $334          $579          $1,283

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund's primary investment strategies. The Fund may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in the Fund's Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in investments that would not ordinarily be consistent with the Fund's objective. Of course, there is no guarantee that the Fund will achieve its investment goal.


INVESTMENT ADVISER

The Investment Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Weiss, Peck & Greer, L.L.C. ("WPG"), located at One New York Plaza, New York, NY 10004, serves as the Adviser to the California Tax Exempt Fund. As of September 30, 2000, WPG had approximately $19.5 billion in assets under management. For the fiscal year ended August 31, 2000, WPG received advisory fees from the California Tax Exempt Fund of 0.04%.


Janet Fiorenza, a portfolio manager at WPG, has managed the Fund since 1990. Ms. Fiorenza has been with WPG since 1988, and with its predecessor since 1980. She has more than 20 years of investment experience.


PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase or sell (sometimes called "redeem") shares of the Fund. The Fund offers CNI Class Shares only to financial institutions or intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). However, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.


Financial institutions and intermediaries may purchase CNI Class Shares by placing orders with the Fund's Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the same day the order is placed. The Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process these requests and transmit them to the Fund.


Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.


If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.



The Fund calculates its NAV once each Business Day at 2:00 p.m., Eastern Time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund generally must receive your order before 2:00 p.m., Eastern Time and federal funds (readily available funds) before 2:00 p.m., Eastern Time.


HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of all of the net assets in the Fund.


In calculating NAV for the Fund, the Fund generally values the Fund's investment portfolio using the amortized cost valuation method, which is described in detail in our SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.


HOW TO SELL YOUR FUND SHARES


If you hold CNI Class Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge you a fee for its services. Generally, the Fund must receive your redemption request before the time that NAV is determined (usually 2:00 p.m. Eastern time). The sale price of each share will be the next NAV determined after the Fund (or its authorized intermediary) receives your request.


RECEIVING YOUR MONEY

Normally, the Fund will make payment on your sale on the same Business Day on which it receives your request, but it may take up to seven days. Your proceeds will be wired to your bank account.

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you probably would have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling and Fund shares over the telephone is extremely convenient, but not without risk. The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine.


DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. The Fund has adopted a distribution plan that allows the Fund to pay SIDCo. distribution and service fees for the sale and distribution of its CNI Class Shares, and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Distribution Fee for CNI Class Shares, as a percentage of average daily net assets, may be up to 0.50%.

For CNI Class Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends daily and distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below, the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to Federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF FUND SHARES IS A TAXABLE EVENT.

The Fund intends to distribute federally tax-exempt income. The Fund intends to distribute income that is exempt from California state and local taxes. The Fund may also invest a portion of its assets in securities that generate income that is subject to Federal or state income taxes. Income exempt from Federal tax may be subject to state and local taxes. Any capital gains distributed by the Fund may be taxable.

The Fund is not liable for any income or franchise taxes in the Commonwealth of Massachusetts as long as it qualifies as a regulated investment company under Federal tax law.

MORE INFORMATION ABOUT TAXES IS IN THE FUND'S SAI.

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about CNI Class Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represents the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with the Fund's financial statements, appears in the Fund's annual report that accompanies the SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

FINANCIAL HIGHLIGHTS
SEI TAX EXEMPT TRUST
FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR


                                                                                    NET REALIZED
                                                                                    AND
              NET         INVESTMENT                                                UNREALIZED
              ASSET       ACTIVITIES                DISTRIBUTIONS                   GAIN (LOSS) ON
              VALUE,      NET           NET         NET                             INVESTMENTS
              BEGINNING   INVESTMENT    INVESTMENT  REALIZED      TOTAL             AND CAPITAL
              OF PERIOD   INCOME        INCOME      GAIN          DISTRIBUTIONS     TRANSACTIONS


CALIFORNIA TAX EXEMPT FUND
CLASS CNI**
1999 (1)       $1.00        $0.018      $(0.018)       --            $(0.018)           --
1998            1.00         0.027       (0.027)       --             (0.027)           --
1997            1.00         0.028       (0.028)       --             (0.028)           --
1996            1.00         0.028       (0.028)       --             (0.028)           --
1995            1.00         0.029       (0.029)       --             (0.029)           --

                                                                                       RATIO OF
                                                                                       NET
                                                              RATIO                    INVESTMENT
                                                              OF EXPENSES  RATIO OF    INCOME TO
                                                              TO AVERAGE   NET         AVERAGE
              NET                    NET          RATIO OF    NET ASSETS   INVESTMENT  NET ASSETS
              ASSET VALUE,           ASSETS, END  EXPENSES    EXCLUDING    INCOME TO   EXCLUDING
              END            TOTAL   OF PERIOD    TO AVERAGE  FEE          AVERAGE     FEE
              OF PERIOD      RETURN+ (000)        NET ASSETS  WAIVERS      NET ASSETS  WAIVERS

CALIFORNIA TAX EXEMPT FUND
CLASS CNI**
1999 (1)       $1.00           1.83%  $     --       0.78%*     1.05%*      2.25%*      1.98%*
1998            1.00           2.69    474,040       0.78       1.05        2.64        2.62
1997            1.00           2.79    412,142       0.78       1.06        2.75        2.47
1996            1.00           2.90    350,684       0.78       0.86        2.84        2.76
1995            1.00           2.97    328,035       0.78       0.93        2.93        2.78


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
*  ANNUALIZED.
** FORMERLY CLASS G SHARES.
+  Total return is for the period indicated and has not been annualized.
(1)THE CALIFORNIA TAX EXEMPT FUND--CLASS G CLOSED ON JUNE 21, 1999.

                              SEI TAX EXEMPT TRUST

INVESTMENT ADVISER

Weiss, Peck & Greer, L.L.C.
One New York Plaza
New York, NY 10004

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated December 31, 2000, includes more detailed information about SEI Tax Exempt Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings and contain information from the Fund's managers about Fund strategies and market conditions and trends and their impact on performance. The reports also contain detailed financial information about the Fund.


TO OBTAIN MORE INFORMATION:

BY TELEPHONE:  Call 1-800-DIAL-SEI

BY MAIL:  Write to the Fund at:
One Freedom Valley Drive
Oaks, PA 19456

BY INTERNET:  http://www.seic.com

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Tax Exempt Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust's Investment Company Act registration number is 811-3447.

                              SEI TAX EXEMPT TRUST

                                 CLASS D SHARES

                                   PROSPECTUS


                                DECEMBER 31, 2000


                                  TAX FREE FUND

                                    ADVISER:
                           WEISS, PECK & GREER, L.L.C.


  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
                      THE CONTRARY IS A CRIMINAL OFFENSE.

                              ABOUT THIS PROSPECTUS

SEI Tax Exempt Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). This prospectus gives you important information about the Class D Shares of the Tax Free Fund that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:


                                                                   PAGE
     PRINCIPAL INVESTMENT STRATEGIES AND RISKS
           PERFORMANCE INFORMATION AND EXPENSES....................XXX
     MORE INFORMATION ABOUT FUND INVESTMENTS.......................XXX
     THE INVESTMENT ADVISER........................................XXX
     PURCHASING, SELLING AND EXCHANGING FUND SHARES................XXX
     DIVIDENDS AND DISTRIBUTIONS...................................XXX
     TAXES.........................................................XXX
     FINANCIAL HIGHLIGHTS..........................................XXX
     HOW TO OBTAIN MORE INFORMATION ABOUT
         SEI TAX EXEMPT TRUST......................................Back Cover


MUNICIPAL SECURITIES

The Fund invests primarily in municipal securities. Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations. The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, but may be supported only by an agency or a particular source of revenues. Therefore, municipal securities vary in credit quality.



Generally, the income from municipal securities is exempt from Federal income tax, and also may be exempt from certain state or local tax depending on an investor's state of residence. Even so, income from certain obligations may be subject to Federal alternative minimum tax.

RISK/RETURN INFORMATION


The Tax Free Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.



The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of its Adviser. The Adviser invests the Fund's assets in a way that it believes will help the Fund achieve its goal. No matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments.



    A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND IS MANAGED TO
      MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE
                         MONEY BY INVESTING IN THE FUND.

TAX FREE FUND

INVESTMENT SUMMARY

INVESTMENT GOAL                      Preserving principal and maintaining
                                     liquidity while providing current income exempt from Federal income taxes

SHARE PRICE VOLATILITY               Very low

PRINCIPAL INVESTMENT STRATEGY        Utilizing an adviser experienced in
                                     selecting municipal securities, the Fund invests in high quality, short-term tax-exempt money market securities


INVESTMENT STRATEGY

The Tax Free Fund invests substantially all (at least 80%) of its assets in municipal money market securities that pay interest that is exempt from Federal income taxes. The issuers of these securities are state and local governments and agencies located in all fifty states, Puerto Rico, and other U.S. territories and possessions.

The Adviser purchases liquid securities with appropriate maturities, that offer competitive yields, and that are issued by financially sound issuers. The Adviser also considers sector allocation and relative valuations in selecting securities for the Fund.

The Fund invests in high quality, short-term debt securities, commonly known as money market instruments. These include municipal bonds, notes and tax exempt commercial paper. The Fund may, to a limited extent, invest in certain taxable securities and repurchase agreements, as well as, securities subject to the alternative minimum tax or in taxable municipal securities. The Fund follows strict Securities and Exchange Commission (SEC) rules about the credit risk, maturity and diversification of its investments.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Fund. Changes to the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities. The Fund's securities may change in value in response to changes in interest rates and other factors. In addition, actual or perceived erosion of the credit-worthiness of municipal issuers may reduce the value of the Fund's holdings.

Since the Fund often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT. ALTHOUGH THE FUND SEEKS TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class D Shares from year to year for three years.

The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

                            1995                          3.26%
                            1996                          2.87%
                            1997                          2.89%
                            1998                          2.86%

                     BEST QUARTER                 WORST QUARTER
                            0.86%                         0.68%
                        (6/30/95)                     (3/31/97)

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998.

                                               1 YEAR       SINCE INCEPTION
------------------------------------------- -------------- ------------------
TAX FREE FUND - CLASS D SHARES                  2.86%            2.98%

* The inception date for Class D Shares of the Fund is November 1, 1994. As of March 1, 1999, the Fund closed to investors.

Please dial 1-800-DIAL-SEI to obtain the Fund's current yield.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                             CLASS D SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                        0.04%
Distribution and Service (12b-1) Fees                           0.25%
Other Expenses                                                  0.51%
                                                                -----
Total Annual Fund Operating Expenses                            0.80%*

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                  1 YEAR           3 YEARS          5 YEARS         10 YEARS
TAX FREE FUND -- CLASS D SHARES    $82             $255             $444             $990

MORE INFORMATION ABOUT FUND INVESTMENTS


This prospectus describes the Fund's primary investment strategies. The Fund may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in the Fund's Statement of Additional Information (SAI).


The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in investments that would not ordinarily be consistent with the Fund's objective. Of course, there is no guarantee that the Fund will achieve its investment goal.


INVESTMENT ADVISER

The Investment Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.


Weiss, Peck & Greer, L.L.C. ("WPG"), located at One New York Plaza, New York, NY 10004, serves as the Adviser to the Tax Free Fund. As of September 30, 2000, WPG had approximately $19.5 billion in assets under management. For the fiscal year ended August 31, 2000, WPG received advisory fees from the Tax Free Fund of 0.04%.



Janet Fiorenza, a portfolio manager at WPG, has managed the Fund since 1990. Ms. Fiorenza has been with WPG since 1988, and with its predecessor since 1980. She has more than 19 years of investment experience.


PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") or exchange shares of the Fund. The Fund offers Class D Shares only to financial institutions or intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES


You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). However, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.



Financial institutions and intermediaries may purchase Class D Shares by placing orders with the Fund's Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the same day the order is placed. The Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process these requests and transmit them to the Fund.


Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.


The Fund calculates its NAV once each Business Day at 4:00 p.m., Eastern Time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund generally must receive your order before 4:00 p.m., Eastern time and federal funds (readily available funds) before 4:00 p.m., Eastern time.

HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of all of the net assets in the Fund.

In calculating NAV for the Fund, the Fund generally values the Fund's investment portfolio using the amortized cost valuation method, which is described in detail in our SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

AUTOMATIC INVESTMENT PLAN

If you have a checking or savings account with a bank, you may purchase Class D shares automatically through regular deductions from your account in amounts of at least $25.

HOW TO EXCHANGE YOUR SHARES

You may exchange Class D Shares of the Fund for Class D Shares of any other SEI Fund on any Business Day by contacting your financial institution or intermediary by mail or telephone. Your financial institution or intermediary may charge you a fee for its services. This exchange privilege may be changed or canceled at any time upon 60 days' notice.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund received your exchange request. If you exchange into a Fund that is subject to a sales charge, you may have to pay the sales charge charged by that Fund.

HOW TO SELL YOUR FUND SHARES

If you hold Class D Shares, you may sell your shares on any Business Day by following the procedures established when your opened your account or accounts. If you have questions call 1-800-DIAL-SEI. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge you a fee for its services. Generally, the Fund must receive your redemption request before 2:00 p.m. Eastern Time. The Fund offers free check writing services to Class D shareholders. You may redeem shares by writing checks on your account for $500 or more after establishing a check-writing account through your financial institution/intermediary. The sale price of each share will be the next NAV determined after the Fund (or its authorized institution) receives your request.

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account.

RECEIVING YOUR MONEY

Normally, the Fund will make payment on your sale the same Business Day on which it receives your request, but it may take up to seven days. Your proceeds will be wired to your bank account.

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the Class D Shares of the Fund.

The Fund has adopted a distribution plan that allows the Fund to pay SIDCo. distribution fees for the sale and distribution of its Class D Shares. Because these fees are paid out of the Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For Class D Shares, the distribution fee is 0.25% of the average daily net assets of the Fund.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales chare it receives or from any other source available to it. Under any such program, the Distributor may provide incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, to dealers selling Class D Shares of the Fund.

HOW TO EXCHANGE YOUR SHARES

You may exchange your Class D Shares of the Fund for Class D Shares of any other SEI Fund on any Business Day by contacting your financial institution or intermediary by mail or telephone. Your financial institution or intermediary may charge you a fee for its services. This exchange privilege may be changed or canceled at any time upon 60 days' notice.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request. If you exchange into a Fund that is subject to a sales charge, you may have to pay the sales charge charged by that Fund.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends daily and distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below, the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to Federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF FUND SHARES IS A TAXABLE EVENT.

The Fund intends to distribute federally tax-exempt income. The Fund may also invest a portion of its assets in securities that generate income that is subject to Federal or state income taxes.

Income exempt from Federal tax may be subject to state and local taxes. Any capital gains distributed by the Fund may be taxable.

The Fund is not liable for any income or franchise taxes in the Commonwealth of Massachusetts as long as it qualifies as a regulated investment company under Federal tax law.

MORE INFORMATION ABOUT TAXES IS IN THE FUND'S SAI.

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Class D Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with the Fund's financial statements, appears in the annual report that accompanies the Fund's SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

FINANCIAL HIGHLIGHTS
SEI TAX EXEMPT TRUST
FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR


                                                                                 NET REALIZED
                                                                                 AND
              NET         INVESTMENT                                             UNREALIZED
              ASSET       ACTIVITIES                DISTRIBUTIONS                GAIN (LOSS) ON
              VALUE,      NET           NET         NET                          INVESTMENTS
              BEGINNING   INVESTMENT    INVESTMENT  REALIZED      TOTAL          AND CAPITAL
              OF PERIOD   INCOME        INCOME      GAIN          DISTRIBUTIONS  TRANSACTIONS

TAX FREE FUND
CLASS D
1999 (1)        $1.00     $0.014        $(0.014)        --         $(0.014)          --
1998             1.00      0.029        (0.029)         --          (0.029)          --
1997             1.00      0.028        (0.028)         --          (0.028)          --
1996             1.00      0.030        (0.030)         --          (0.030)          --
1995 (2)         1.00      0.026        (0.026)         --          (0.026)          --

                                                                                        RATIO OF
                                                                                        NET
                                                               RATIO                    INVESTMENT
                                                               OF EXPENSES  RATIO OF    INCOME TO
                                                               TO AVERAGE   NET         AVERAGE
               NET                    NET          RATIO OF    NET ASSETS   INVESTMENT  NET ASSETS
               ASSET VALUE,           ASSETS, END  EXPENSES    EXCLUDING    INCOME TO   EXCLUDING
               END            TOTAL   OF PERIOD    TO AVERAGE  FEE          AVERAGE     FEE
               OF PERIOD      RETURN+ (000)        NET ASSETS  WAIVERS      NET ASSETS  WAIVERS
TAX FREE FUND
CLASS D
1999 (1)        $1.00          1.40%    $ --         0.56%        0.56%      2.82%       2.82%
1998             1.00          2.91        1          0.59         0.59       3.13        3.13
1997             1.00          2.86        1          0.74         0.74       3.04        3.04
1996             1.00          2.99        6          0.80         0.88       3.18        3.10
1995 (2)         1.00          2.68       272         0.80*        0.86*      3.13*       3.07*


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
*   ANNUALIZED.
+ Total return is for the period indicated and has not been annualized. Total return does not reflect the sales charge on the Class D Shares.
(1) THE TAX FREE FUND--CLASS D CLOSED ON MARCH 1, 1999.
(2) THE TAX FREE FUND--CLASS D COMMENCED OPERATIONS ON NOVEMBER 1, 1994.

                              SEI TAX EXEMPT TRUST

INVESTMENT ADVISER

Weiss, Peck & Greer, L.L.C.
One New York Plaza
New York, NY 10004

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI dated December 31, 2000, includes more detailed information about SEI Tax Exempt Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on performance. The reports also contain detailed financial information about the Fund.


TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR FOR MORE INFORMATION:


BY TELEPHONE:  Call 1-800-DIAL-SEI

BY MAIL:  Write to the Fund at:
One Freedom Valley Drive
Oaks, PA 19456

BY INTERNET:  http://www.seic.com

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Tax Exempt Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust's Investment Company Act registration number is 811-3447.

                              SEI TAX EXEMPT TRUST

Administrator:

  SEI Investments Fund Management

Distributor:

  SEI Investments Distribution Co.

Investment Advisers and Sub-Advisers:

  SEI Investments Management Corporation

  Deutsche Asset Management Inc.

  Standish, Ayer & Wood, Inc.

  Van Kampen Management Inc.

  Weiss, Peck & Greer L.L.C.

    This STATEMENT OF ADDITIONAL INFORMATION is not a Prospectus. It is intended to provide additional information regarding the activities and operations of SEI Tax Exempt Trust (the "Trust") and should be read in conjunction with the Trust's Prospectuses dated December 31, 2000. Prospectuses may be obtained by writing the Trust's distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.

                               TABLE OF CONTENTS


The Trust...................................................     S-2
Investment Objectives and Policies..........................     S-2
Investment Policies Applicable to Money Market Funds........     S-8
Description of Permitted Investments and Risk Factors.......     S-9
Description of Ratings......................................    S-14
Investment Limitations......................................    S-15
State Specific Disclosure...................................    S-20
The Administrator...........................................    S-22
The Advisers and Sub-Advisers...............................    S-23
Distribution and Shareholder Servicing......................    S-25
Trustees and Officers of the Trust..........................    S-27
Performance.................................................    S-30
Determination of Net Asset Value............................    S-33
Purchase and Redemption of Shares...........................    S-34
Shareholder Services........................................    S-34
Taxes.......................................................    S-35
Portfolio Transactions......................................    S-39
Description of Shares.......................................    S-41
Limitation of Trustees' Liability...........................    S-41
Code of Ethics..............................................    S-41
Voting......................................................    S-41
Shareholder Liability.......................................    S-41
5% Shareholders.............................................    S-42
Custodian...................................................    S-47
Experts.....................................................    S-47
Legal Counsel...............................................    S-47
Financial Statements........................................    S-47


December 31, 2000

                                   THE TRUST

    SEI Tax Exempt Trust (the "Trust") is an open-end management investment company established as a Massachusetts business trust pursuant to a Declaration of Trust dated March 15, 1982. The Declaration of Trust permits the Trust to offer separate series ("funds") of units of beneficial interest ("shares") and separate classes of shares. This Statement of Additional Information relates to the following funds: Intermediate-Term Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond, Massachusetts Tax Free Money Market, Institutional Tax Free, Tax Free, California Tax Exempt, Ohio Tax Free, and Pennsylvania Tax Free Funds (each a "Fund," and collectively, the "Funds"), including any different classes of the Funds. Except for differences between the Class A, Class B, Class C, Class D and CNI Class shares of any Fund pertaining to sales loads, shareholder servicing and administrative services plans, distribution plans, transfer agency costs, or other related class expenses, and voting rights and/or dividends, each share of each Fund represents an equal proportionate interest in that Fund with each other share of that Fund.

                       INVESTMENT OBJECTIVES AND POLICIES


    INTERMEDIATE-TERM MUNICIPAL FUND--The Fund's investment objective is to seek the highest level of income exempt from Federal income taxes that can be obtained, consistent with the preservation of capital, from a diversified portfolio of investment grade municipal securities. There can be no assurance that the Fund will achieve its investment objective.



    The Fund invests at least 80% of its net assets in municipal securities the interest of which is exempt from Federal income taxes based on opinions from bond counsel for the issuers. This investment policy is a fundamental policy of the Fund. The issuers of these securities can be located in all fifty states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. Under normal conditions, the Fund will invest at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax. Although the advisers have no present intention of doing so, up to 20% of all assets in the Fund can be invested in taxable debt securities for defensive purposes or when sufficient tax exempt securities considered appropriate by the advisers are not available for purchase.



    The Fund may purchase the following types of municipal obligations, but only if such securities, at the time of purchase, either have the requisite rating, or if not rated are of comparable quality as determined by Standish, Ayer & Wood, Inc. ("SAW"), the Fund's investment sub-adviser: (i) municipal bonds rated BBB or better by Standard and Poor's Rating Group ("S&P") or by Moody's Investors Service, Inc. ("Moody's"), (ii) municipal notes rated at least SP-1 by S&P or MIG-1 or VMIG-1 by Moody's, and (iii) tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's. Bonds rated BBB by S&P or Baa by Moody's have speculative characteristics.


    Not more than 25% of Fund assets will be invested in (a) municipal securities whose issuers are located in the same state and, (b) municipal securities the interest on which is derived from revenues of similar type projects. This restriction does not apply to municipal securities in any of the following categories: public housing authorities; general obligations of states and localities; state and local housing finance authorities, or municipal utilities systems.

    There could be economic, business, or political developments which might affect all municipal securities of a similar type. To the extent that a significant portion of the Fund's assets are invested in municipal securities payable from revenues on similar projects, the Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Fund's assets where not so invested.


    The Fund will typically maintain a dollar-weighted average portfolio maturity of three to ten years. However, when SEI Investments Management Corporation ("SIMC"), the Fund's investment adviser, and SAW determine that market conditions so warrant, the Fund can maintain an average weighted maturity of less than three years.

    CALIFORNIA MUNICIPAL BOND FUND--The Fund's investment objective is to seek as high a level of current income exempt from both Federal and California income taxes as is consistent with the preservation of capital, from a diversified portfolio of investment grade municipal securities. There can be no assurance that the Fund will achieve its investment objective.



    The Fund has a fundamental policy, under normal conditions, to be fully invested in obligations which produce interest that is exempt from both Federal and California state income tax. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax. The Fund will invest at least 65% of its total assets in municipal obligations the interest on which is exempt from California personal income tax ("California Securities"). California Securities constitute municipal obligations of the State of California and its political subdivisions or municipal authorities, as well as municipal obligations issued by territories or possessions of the United States, such as Puerto Rico. In addition, for temporary defensive purposes when, in the opinion of SIMC, its investment adviser, such securities are not readily available or of sufficient quality, the Fund can invest up to 100% of its assets in securities which pay interest which is exempt only from Federal income taxes or in taxable securities as described below.



    The Fund may purchase the following types of municipal obligations, but only if such securities, at the time of purchase, either have the requisite rating or, if not rated, are of comparable quality as determined by Van Kampen Management Inc. ("Van Kampen"), the Fund's investment sub-adviser: (i) municipal bonds rated BBB or better by S&P or Baa or better by Moody's, (ii) municipal notes rated at least SP-1 by S&P or MIG-1 or VMIG-1 by Moody's, and (iii) tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's. Bonds rated BBB by S&P or Baa by Moody's have speculative characteristics.



    The Fund will typically maintain a dollar-weighted average portfolio maturity of three to ten years. However, when SIMC and Van Kampen determine that market conditions so warrants, the Fund can maintain an average weighted maturity of less than three years.



    MASSACHUSETTS MUNICIPAL BOND FUND--The Fund's investment objective is to seek as high a level of income exempt from Federal and Massachusetts income taxes that can be obtained, as is consistent with the preservation of capital, from a diversified portfolio of investment grade municipal securities. There can be no assurance that the Fund will achieve its investment objective.



    The Fund has a fundamental policy, under normal conditions, to be fully invested in obligations which produce interest that is exempt from both Federal and Massachusetts state income tax. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax. The Fund will invest at least 65% of its total assets in municipal obligations the interest on which is exempt from Massachusetts personal income tax ("Massachusetts Securities"). Massachusetts Securities constitute municipal obligations of the Commonwealth of Massachusetts and its political subdivisions or municipal authorities, as well as municipal obligations issued by territories or possessions of the United States, such as Puerto Rico. In addition, for temporary defensive purposes when, in the opinion of SIMC, its investment adviser, such securities are not readily available or of sufficient quality, the Fund can invest up to 100% of its assets in securities which pay interest which is exempt only from Federal income taxes or in taxable securities as described below.



    The Fund may purchase the following types of municipal obligations, but only if such securities, at the time of purchase, either have the requisite rating or, if not rated, are of comparable quality as determined by SAW, the Fund's investment sub-adviser: (i) municipal bonds rated BBB or better by S&P or Baa or better by Moody's, (ii) municipal notes rated at least SP-1 by S&P or MIG-1 or VMIG-1 by Moody's, and (iii) tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's. Bonds rated BBB by S&P or Baa by Moody's have speculative characteristics.

    The Fund will typically maintain a dollar-weighted average portfolio maturity of three to ten years. However, when SIMC and SAW determine that market conditions so warrants, the Fund can maintain an average weighted maturity of less than three years.



    NEW JERSEY MUNICIPAL BOND FUND--The Fund's investment objective is to seek as high a level of income exempt from Federal and New Jersey income taxes that can be obtained, as is consistent with the preservation of capital, from a diversified portfolio of investment grade municipal securities. There can be no assurance that the Fund will achieve its investment objective.



    The Fund has a fundamental policy, under normal conditions, to be fully invested in obligations which produce interest that is exempt from both Federal and New Jersey state income tax. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities the interest on which is not a preference item or purposes of the Federal alternative minimum tax. The Fund will invest at least 65% of its total assets in municipal obligations the interest on which is exempt form New Jersey personal income tax ("New Jersey Securities"). New Jersey Securities constitute municipal obligations of the State of New Jersey and its political subdivisions or municipal authorities, as well as municipal obligations issued by territories or possessions of the United States, such as Puerto Rico. In addition, for temporary defensive purposes when, in the opinion of SIMC, its investment adviser, such securities are not readily available or of sufficient quality, the Fund can invest up to 100% of its assets in securities which pay interest which is exempt only from Federal income taxes or in taxable securities as described below.



    The Fund may purchase the following types of municipal obligations, but only if such securities, at the time of purchase, either have the requisite rating or, if not rated, are of comparable quality as determined by Van Kampen, the Fund's investment sub-adviser: (i) municipal bonds rated BBB or better by S&P or Baa or better by Moody's, (ii) municipal notes rated at least SP-1 by S&P or MIG-1 or VMIG-1 by Moody's, and (iii) tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's. Bonds rated BBB by S&P or Baa by Moody's have speculative characteristics.



    The Fund will typically maintain a dollar-weighted average portfolio maturity of three to ten years. However, when SIMC and Van Kampen determine that market conditions so warrants, the Fund can maintain an average weighted maturity of less than three years.



    NEW YORK MUNICIPAL BOND FUND--The investment objective of the Fund is as high a level of current income, exempt from both Federal and New York state and city personal income taxes, as is consistent with the preservation of principal. There can be no assurance that the Fund will achieve its investment objective.



    The Fund has a fundamental policy, under normal conditions, to be fully invested in obligations which produce interest that is exempt from both Federal and New York state and city income tax. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax. The Fund will invest at least 65% of its total assets in municipal obligations the interest on which is exempt from New York and New York City personal income tax ("New York Securities"). New York Securities constitute municipal obligations of the State of New York and its political subdivisions or municipal authorities, as well as municipal obligations issued by territories or possessions of the United States, such as Puerto Rico. In addition, for temporary defensive purposes when, in the opinion of SIMC, its investment adviser, such securities are not readily available or of sufficient quality, the Fund can invest up to 100% of its assets in securities which pay interest which is exempt only from Federal income taxes or in taxable securities as described below.



    The Fund may purchase the following types of municipal obligations, but only if such securities, at the time of purchase, either have the requisite rating or, if not rated, are of comparable quality as determined by SAW, the Fund's investment sub-adviser: (i) municipal bonds rated BBB or better by S&P or Baa or better by Moody's, (ii) municipal notes rated at least SP-1 by S&P or MIG-1 or VMIG-1 by Moody's, and (iii) tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's. Bonds rated BBB by

S&P or Baa by Moody's have speculative characteristics. Municipal obligations owned by the Fund which become less than the prescribed investment quality will be sold at a time when, in the judgment of SAW, it does not substantially impact the market value of the Fund.



    The Fund will typically maintain a dollar-weighted average portfolio maturity of three to ten years. However, when SIMC and SAW determine that market conditions so warrants, the Fund can maintain an average-weighted maturity of less than three years.



    PENNSYLVANIA MUNICIPAL BOND FUND--The Fund's investment objective is to provide current income exempt from both Federal and Pennsylvania state income taxes while preserving capital by investing primarily in municipal securities within the guidelines presented below.



    The Fund has a fundamental policy, under normal conditions, to be fully invested in obligations which produce interest that is exempt from both Federal and Pennsylvania state income tax (state tax-free obligations). Under normal circumstances, the Fund will invest at least 90% (and intends to invest 100%) of its net assets in securities the interest on which is not a preference item for purposes of the federal alternative minimum tax. In addition, for temporary defensive purposes when, in the opinion of SIMC, its investment adviser, such securities are not readily available or of sufficient quality, the Fund can invest up to 100% of its assets in securities which pay interest which is exempt only from Federal income taxes or in taxable securities as described below.



    The Fund may purchase the following types of municipal obligations, but only if such securities, at the time of purchase, either have the requisite rating or, if not rated, are of comparable quality as determined by Deutsche Asset Management, Inc. ("DeAM"), the Fund's investment sub-adviser: (i) municipal bonds rated BBB or better by S&P or Baa or better by Moody's, (ii) municipal notes rated at least SP-1 by S&P or MIG-1 or VMIG-1 by Moody's, and (iii) tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's. Bonds rated BBB by S&P or Baa by Moody's have speculative characteristics.


    The Fund will typically maintain a dollar-weighted average portfolio maturity of seven years or less. Each security purchased will typically have an average maturity of no longer than fifteen years.


    MASSACHUSETTS TAX FREE MONEY MARKET FUND--The Fund's investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income exempt from Federal and, to the extent possible, Massachusetts state personal income taxes. There can be no assurance that the Fund will achieve its investment objective.



    It is a fundamental policy of the Fund to invest, under normal conditions, at least 80% of its net assets in municipal securities that produce interest that, in the opinion of bond counsel, is exempt from Federal income tax, and the Fund will invest, under normal conditions, at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax. As a matter of non-fundamental policy, under normal conditions, at least 65% of the Fund's assets will be invested in municipal obligations the interest on which is exempt from Massachusetts state personal income tax. These constitute municipal obligations of the state of Massachusetts and its political subdivisions of municipal authorities and municipal obligations issued by territories or possessions of the United States. The Fund may invest, under normal conditions, up to 20% of its net assets in (1) municipal securities the interest on which is a preference item for purposes of the Federal alternative minimum tax (although the Fund has no present intention of investing in such securities) and (2) taxable investments. In addition, for temporary defensive purposes when Weiss, Peck & Greer, L.L.C. ("WPG"), the Fund's investment sub-adviser, determines that market conditions warrant, the Fund may invest up to 100% of its assets in municipal obligations of states other than Massachusetts or taxable money market securities.



    WPG will not invest more than 25% of the Fund's assets in municipal securities the interest on which is derived from revenues of similar type projects. This restriction does not apply to municipal securities in any of the following categories: public housing authorities; general obligations of states and localities; state and local housing finance authorities or municipal utilities systems.

    There can be no assurance that the Fund will be able to achieve its investment objective, or that the Fund will be able to maintain a constant $1.00 net asset value per share.


    INSTITUTIONAL TAX FREE FUND--The Fund's investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income exempt from Federal income taxes. There can be no assurance that the Fund will meet its investment objective.


    The Fund invests in U.S. dollar denominated municipal securities of issuers located in all fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions. It is a fundamental policy of the Fund to invest at least 80% of its net assets in securities the interest on which is exempt for federal income taxes, based on opinions from bond counsel for the issuers, and the Fund will invest, under normal conditions, at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the federal alternative minimum tax.

    The Fund may purchase municipal bonds, municipal notes and tax-exempt commercial paper, but only if such securities, at the time of purchase, meet the quality, maturity and diversification requirements imposed by Rule 2a-7.


    WPG, the Fund's investment adviser, will not invest more than 25% of Fund assets in municipal securities (a) whose issuers are located in the same state or (b) the interest on which is derived from revenues of similar type projects. This restriction does not apply to municipal securities in any of the following categories: public housing authorities; general obligations of states and localities; state and local housing finance authorities or municipal utilities systems.


    There could be economic, business, or political developments which might affect all municipal securities of a similar type. To the extent that a significant portion of the Fund's assets are invested in municipal securities payable from a revenues on similar projects, the Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Fund's assets were not so invested. Moreover, in seeking to attain its investment objective, the Fund may invest all of any part of its assets in municipal securities that are industrial development bonds.

    There can be no assurance that the Fund will be able to achieve its investment objective, or that the Fund will be able to maintain a constant $1.00 net asset value per share.


    TAX FREE FUND--The Fund's investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income exempt from Federal income taxes. There can be no assurance that the Fund will meet its investment objective.



    The Fund invests in U.S. dollar denominated municipal securities of issuers located in all fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions. At least 80% of the Fund's net assets will be in securities the interest on which is exempt from Federal income taxes, based on opinions from bond counsel for the issuers. The investment policy is a fundamental policy of the Fund. Under normal conditions, the Fund will invest at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax.


    The Fund may purchase municipal bonds, municipal notes and tax-exempt commercial paper, but only if such securities, at the time of purchase, meet the quality, maturity and diversification requirements imposed by Rule 2a-7.


    WPG, the Fund's investment adviser will not invest more than 25% of the Fund's assets in municipal securities (a) whose issuers are located in the same state or (b) the interest on which is derived from revenues of similar type projects. This restriction does not apply to municipal securities in any of the following categories: public housing authorities; general obligations of states and localities; state and local housing finance authorities or municipal utilities systems.

    There could be economic, business, or political developments which might affect all municipal securities of a similar type. To the extent that a significant portion of the Fund's assets are invested in municipal securities payable from a revenues on similar projects, the Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Fund's assets were not so invested. Moreover, in seeking to attain its investment objective, the Fund may invest all of any part of its assets in municipal securities that are industrial development bonds.

    There can be no assurance that the Fund will be able to achieve its investment objective, or that the Fund will be able to maintain a constant $1.00 net asset value per share.


    CALIFORNIA TAX EXEMPT FUND--The Fund's investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income exempt from Federal and, to the extent possible, California state personal income taxes. There can be no assurance that the Fund will achieve its investment objective.



    It is a fundamental policy of the Fund to invest, under normal conditions, at least 80% of its net assets in municipal securities that produce interest that, in the opinion of bond counsel, is exempt from Federal income tax, and the Fund will invest, under normal conditions, at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax. Under normal conditions, at least 65% of the Fund's assets will be invested in municipal obligations the interest on which is exempt from California state personal income tax. These constitute municipal obligations of the state of California and its political subdivisions of municipal authorities and municipal obligations issued by territories or possessions of the United States. The Fund may invest, under normal conditions, up to 20% of its net assets in (1) municipal securities the interest on which is a preference item for purposes of the Federal alternative minimum tax (although the Fund has no present intention of investing in such securities) and (2) taxable investments. In addition, for temporary defensive purposes when WPG, the Fund's investment adviser, determines that market conditions warrant, the Fund may invest up to 100% of its assets in municipal obligations of states other than California or taxable money market securities.



    WPG will not invest more than 25% of the Fund's assets in municipal securities the interest on which is derived from revenues of similar type projects. This restriction does not apply to municipal securities in any of the following categories: public housing authorities; general obligations of states and localities; state and local housing finance authorities or municipal utilities systems.


    There can be no assurance that the Fund will be able to achieve its investment objective, or that the Fund will be able to maintain a constant $1.00 net asset value per share.


    OHIO TAX FREE FUND--The Fund's investment objective is a high level of current income, free from Federal income tax and, to the extent possible, Ohio income taxes, consistent with preservation of capital. The Fund will also attempt to maintain a constant net asset value of $1.00 per share.



    It is a fundamental policy of the Fund to invest, under normal conditions, at least 80% of its net assets in municipal securities the interest on which, in the opinion of bond counsel for the issuer, is exempt from Federal income tax. This Fund will, under normal conditions, invest at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax and invest at least 65% of its total assets in municipal obligations the interest on which is exempt from Ohio income tax ("Ohio Securities"). Ohio Securities constitute municipal obligations of the State of Ohio and its political subdivisions or municipal authorities, as well as municipal obligations issued by territories or possessions of the United States, such as Puerto Rico. This Fund may invest, under normal conditions, up to 20% of its net assets in (1) Municipal Securities the interest on which is a preference item for purposes of the Federal alternative minimum tax (although the Fund has no present intention of investing in such securities), and
(2) taxable securities, including shares of other mutual funds to the extent permitted by regulations of the Securities and Exchange Commission (the "SEC"). In addition, for temporary defensive purposes when its investment adviser determines that market conditions warrant, the

Fund may invest up to 100% of its assets in municipal obligations of states other than Ohio or taxable money market instruments.


    The Fund may purchase municipal bonds, municipal notes and tax-exempt commercial paper, but only if such securities, at the time of purchase, meet the quality, maturity and diversification requirements imposed by Rule 2a-7.

    There can be no assurance that the Fund will be able to achieve its investment objective, or that the Fund will be able to maintain a constant $1.00 net asset value per share.


    PENNSYLVANIA TAX FREE FUND--The Fund's investment objective is a high level of current income, free from Federal income tax and, to the extent possible, Pennsylvania personal income taxes, consistent with preservation of capital. The Fund will also attempt to maintain a constant net asset value of $1.00 per share.



    It is a fundamental policy of the Fund to invest, under normal conditions, at least 80% of its net assets in municipal securities the interest on which, in the opinion of bond counsel for the issuer, is exempt from Federal income tax. This Fund will under normal conditions, invest at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the federal alternative minimum tax and invest at least 65% of its total assets in municipal obligations the interest on which is exempt from Pennsylvania personal income tax ("Pennsylvania Securities"). Pennsylvania Securities constitute municipal obligations of the Commonwealth of Pennsylvania and its political subdivisions or municipal authorities, as will as municipal obligations issued by territories or possessions of the United States, such as Puerto Rico. This Fund may invest, under normal conditions, up to 20% of its net assets in (1) municipal securities the interest on which is a preference item for purposes of the Federal alternative minimum tax (although the Fund has no present intention of investing in such securities), and (2) taxable securities, including shares of other mutual funds to the extent permitted by regulations of the SEC. In addition, for temporary defensive purposes when WPG, the Fund's investment adviser, determines that market conditions warrant, the Fund may invest up to 100% of its assets in municipal obligations of states other than Pennsylvania or taxable money market instruments.


    The Fund may purchase municipal bonds, municipal notes and tax-exempt commercial paper, but only if such securities, at the time of purchase, meet the quality, maturity and diversification requirements imposed by Rule 2a-7.

    There can be no assurance that the Fund will be able to achieve its investment objective or that the Fund will be able to maintain a constant $1.00 net asset value per share.

              INVESTMENT POLICIES APPLICABLE TO MONEY MARKET FUNDS


    The California Tax Exempt, Massachusetts Tax Free Money Market, Ohio Tax Free and Pennsylvania Tax Free Funds (collectively, the "State Money Market Funds") and the Institutional Tax Free and Tax Free Funds (collectively with the State Money Market Funds, the "Money Market Funds") comply with the requirements of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), as that Rule may be amended from time to time. These requirements currently provide that the Money Market Funds must limit their investments to securities with remaining maturities of 397 days or less, and must maintain a dollar-weighted average maturity of 90 days or less. In addition, the Money Market Funds may only invest in eligible securities. In general, this means securities rated in one of the two highest categories for short-term securities by at least two nationally recognized statistical rating organizations ("NRSROs") (or by one NRSRO if only one NRSRO has rated the security), or, if unrated, determined by the investment adviser or sub-adviser, to be of equivalent quality. Since the Money Market Funds often purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Funds and affect their share price.

    Securities rated in the highest rating category (e.g., A-1 by S&P) by at least two NRSROs (or, if unrated, determined to be of comparable quality) are "first tier" securities. Eligible securities rated in the second highest rating category (e.g., A-2 by S&P) (or, if unrated, determined to be of comparable quality) are considered to be "second tier" securities. A Money Market Fund other than a State Money Market Fund is generally limited to investing only up to 5% of its total assets in any particular issuer. A State Money Market Fund's investments in a single issuer are also limited in this manner, but only with respect to 75% of its total assets. In addition, total investments by a State Money Market Fund in second tier conduit securities will be limited to 5% of the State Money Market Fund's assets and, for each obligor thereon, will be limited to the greater of 1% of the Fund's assets or one million dollars. Conduit securities are securities issued by municipalities to finance non-governmental private projects, such as housing developments and retirement homes, and for which the ultimate obligor is not the municipal or governmental issuer.



    The Money Market Funds may purchase securities on a "when-issued" basis, may purchase variable and floating rate obligations and reserves the right to engage in transactions involving standby commitments. While the Funds generally intend to be fully invested in federally tax-exempt securities, the Money Market Funds may invest up to 20% of their net assets in taxable money market instruments (including repurchase agreements) and securities the interest on which is a preference item for purposes of the Federal alternative minimum tax. The Money Market Funds will not invest more than 10% of their total assets in securities which are considered to be illiquid.


             DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

    BANKERS' ACCEPTANCES--Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are issued by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

    CERTIFICATES OF DEPOSIT--Certificates of deposit is an interest-bearing instrument with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

    COMMERCIAL PAPER--Commercial paper is a term used to describe unsecured short-term promissory notes issued by banks, municipalities, corporations and other entities. Maturities on these issues vary from one to 270 days.


    FIXED INCOME SECURITIES--Fixed income securities are debt obligations issued by corporations, municipalities and other borrowers. The market value of a Fund's fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities. Fixed income securities rated in the fourth highest rating category lack outstanding investment characteristics, and have speculative characteristics as well. Changes by an NRSRO in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of a Fund's portfolio securities will not necessarily affect cash income derived from these securities, but will affect a Fund's net asset value.



    Fixed income securities are considered investment grade if they are rated in one of the four highest rating categories by a NRSRO, or, if not rated, are determined to be of comparable quality by the Fund's advisers. The Description of Ratings section of this Prospectus sets forth a description of the bond rating categories of several NRSROs. Ratings of each NRSRO represents its opinion of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality and may not reflect changes in an issuer's creditworthiness. Fixed income securities rated BBB or Baa lack outstanding investment characteristics, and have speculative characteristics as well. In the event a security owned by a Fund is downgraded below investment grade, the investment sub-adviser will review the situation and take appropriate action with regard to the security.



    Securities held by a Fund that are guaranteed by the U.S. Government, its agencies or instrumentalities guarantee only the payment of principal and interest, and do not guarantee the securities' yield or value or the yield or value of a Fund's shares.



    There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates.


    FUTURES AND OPTIONS ON FUTURES--Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract give the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund may use futures contracts and related options for BONA FIDE hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges.

    An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the bond index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the bonds comprising the index is made: generally contracts are closed out prior to the expiration date of the contract.

    In order to avoid leveraging and related risks, when a Fund invests in futures contracts, it will cover its position by depositing an amount of cash or liquid securities equal to the market value of the futures positions held, less margin deposits, in a segregated account and that amount will be marked to market on a daily basis.

    A Fund may enter into futures contracts and options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), so long as, to the extent that such transactions are not for "BONA FIDE hedging purposes," the aggregate initial margin and premiums on such positions (excluding the amount by which such options are in the money) do not exceed 5% of the Fund's net assets.

    There are risks associated with these activities, including the following:
(1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange and (5) government regulations may restrict trading in futures contracts and options on futures.

    A Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact a Fund's return. No price is paid upon entering into futures contracts. Instead, a Fund would be required to deposit an amount of cash or U.S. Treasury securities known as "initial margin." Subsequent payments, called "variation margin," to and from the broker, would be made on a daily basis as the value of the future position varies (a process known as

"market to market"). The margin is in the nature of performance bond or good-faith deposit on a futures contract.

    INVESTMENT COMPANY SHARES--Each Fund may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions set forth in this Statement of Additional Information. These investment companies typically incur fees that are separate from those fees incurred directly by a Fund. A Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses. Under applicable regulations, a Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition:
(1) the Fund owns more than 3% of the total voting stock of the other company;
(2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.

    MUNICIPAL SECURITIES--Municipal Securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.

    General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by there venues of a project or facility, tolls from a toll bridge, for example. Certificates of participation represent an interest in an underlying obligation or commitment such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

    Municipal notes include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes and participation interests in municipal notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds.

    MUNICIPAL LEASES--Each Fund may invest in instruments, or participations in instruments, issued in connection with lease obligations or installment purchase contract obligations of municipalities ("municipal lease obligations"). Although municipal lease obligations do not constitute general obligations of the issuing municipality, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate funds for, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose in the relevant years. Municipal lease obligations are a relatively new form of financing, and the market for such obligations is still developing. Municipal leases will be treated as liquid only if they satisfy criteria set forth in guidelines established by the Board of Trustees, and there can be no assurance that a market will exist or continue to exist for any municipal lease obligation.

    MUNICIPAL NOTES--Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior receipt of expected non-tax revenues from a specific source), bond anticipation notes, tax and revenue anticipation notes, certificates of indebtedness, demand notes, and construction loan notes. The maturities of the instruments at the time of issue will generally range from three months to one year.


    MUNICIPAL BONDS--Municipal bonds are debt obligations issued to obtain funds for various public purposes. A Fund may purchase private activity or industrial development bonds if the interest paid is exempt from Federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-owned or -operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking or sewage or solid waste disposal facilities, as well as certain other categories. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.



    NON-DIVERSIFICATION--The California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, and New York Municipal Bond Funds are non-diversified investment companies, as defined in the 1940 Act, which means that a relatively high percentage of assets of the Funds may be invested in the obligations of a limited number of issuers. Although the investment advisers generally do not intend to invest more than 5% of each Fund's assets in any single issuer (with the exception of securities which are general obligations of the relevant state government), the value of shares of the Funds may be more susceptible to any single economic, political or regulatory occurrence than the shares of a diversified investment company would be. The Funds intend to satisfy the diversification requirements necessary to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), which requires that the Funds be diversified (I.E., not invest more than 5% of their assets in the securities in any one issuer) as to 50% of their assets.



    REPURCHASE AGREEMENTS--Repurchase agreements are agreements under which securities are acquired from a securities dealer or bank subject to resale on an agreed upon date and at an agreed upon price which includes principal and interest. Each Fund or its agent will have actual or constructive possession of the securities held as collateral for the repurchase agreement. Each Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, or if the Fund realizes a loss on the sale of the collateral securities. A Fund's investment adviser or sub-adviser will enter into repurchase agreements on behalf of the Fund only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Board of Trustees. These guidelines currently permit the Funds to enter into repurchase agreements only with approved banks and primary securities dealers, as recognized by the Federal Reserve Bank of New York, which have minimum net capital of $100 million, or with a member bank of the Federal Reserve System. Repurchase agreements are considered to be loans collateralized by the underlying security. Repurchase agreements entered into by the Funds will provide that the underlying security at all times shall have a value at least equal to 102% of the price stated in the agreement. This underlying security will be marked to market daily. Each Fund's investment adviser or sub-adviser will monitor compliance with this requirement. Under all repurchase agreements entered into by the Funds, the Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Funds could realize a loss on the sale of the underlying security to the extent the proceeds of the sale are less than the resale price. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Funds may incur delays and costs in selling the security and may suffer a loss of principal and interest if the Funds are treated as unsecured creditors.



    STANDBY COMMITMENTS AND PUT TRANSACTIONS--The Funds reserve the right to engage in put transactions. A Fund's investment advisers and sub-advisers have the authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when the Funds can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Funds to meet redemptions and remain as fully invested as possible in municipal securities. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Funds would limit their put transactions to institutions which the investment adviser or sub-adviser believes present minimum credit risks, and the investment adviser or sub-adviser would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, a Fund would be a general creditor (I.E., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between a Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. A Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.


    The securities purchased subject to a put, may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, a Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the security. The maturity of the underlying security will generally be different from that of the put. The Intermediate-Term Municipal and Pennsylvania Municipal Bond Funds will consider the "maturity" of a security subject to a put to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.


    The Trust has received a private letter ruling from the Internal Revenue Service that, to the extent it purchases securities subject to the right to put them back to the seller in order to maintain liquidity to meet redemption requirements, it will be treated as the owner of those securities for Federal income tax purposes. No assurance can be given that legislative, judicial or administrative changes may not be forthcoming which could modify the Trust's private letter ruling.


    TIME DEPOSITS--Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities.

    U.S. GOVERNMENT OBLIGATIONS--Obligations issued by the U.S. Treasury or issued or guaranteed by agencies of the U.S. Government, and obligations issued or guaranteed by instrumentalities of the U.S. Government. Some of these securities are supported by the full faith and credit of the U.S. Treasury (E.G., Government National Mortgage Association securities), others are supported by the right of the issuer to borrow from the Treasury (E.G., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality (E.G., Fannie Mae securities).

    VARIABLE AND FLOATING RATE INSTRUMENTS--Certain of the obligations purchased by the Fund may carry variable or floating rates of interest and may involve a conditional or unconditional demand feature. Such obligations may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or at some other interval, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security.


    WHEN-ISSUED SECURITIES--These securities involve the purchase of debt obligations on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of commitment to purchase. These securities are subject to market fluctuation due to changes in market interest rates, and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to the Fund before settlement. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if the Adviser deems it appropriate to do so. When a Fund agrees to purchase when-issued securities, it will earmark or segregate cash or liquid securities in an amount equal to the Fund's commitment to purchase these securities.



    The Funds will only make commitments to purchase obligations on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date. The when-issued securities are subject to market fluctuation, and no interest accrues to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery.


                             DESCRIPTION OF RATINGS

    MUNICIPAL NOTE RATINGS. An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:


    - Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).


    - Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

    Note rating symbols are as follows:

    SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

    SP-2  Satisfactory capacity to pay principal and interest.

    Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-1. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing or both. Municipal obligations rated MIG-2 and VMIG-2 are high quality. Margins of protection are ample although not so large as in the preceding group.

    MUNICIPAL AND CORPORATE BOND RATINGS. Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degrees.

    Bonds rated A by S&P have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

    Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins or protection may not be as large as in Aaa-rated securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa-rated securities.

    Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Bonds which are rated Baa by Moody's are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    COMMERCIAL PAPER RATINGS. Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1+, 1, 2 and 3 to indicate the relative degree of safety, issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1 reflect a "very strong" degree of safety regarding timely payment. Those rated A-2 reflect a "satisfactory" degree of safety regarding timely payment.

    Commercial paper issuers rated Prime-1 or Prime-2 by Moody's are judged by Moody's to be of "superior" quality and "strong" quality, respectively, on the basis of relative repayment capacity.

                             INVESTMENT LIMITATIONS

The following investment limitations apply to the Tax Free, Institutional Tax Free, California Tax Exempt, Intermediate-Term Municipal, Pennsylvania Municipal Bond, and Pennsylvania Tax Free Funds.


INVESTMENT LIMITATIONS


    No Fund may:

 1. Purchase securities of any issuer (except securities issued or guaranteed by the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the total assets of the Fund (based on current market value at the time of investment) would be invested in the securities of such issuer: provided, however, that each Fund (except the Intermediate-Term Municipal and Pennsylvania Municipal Bond Funds) may invest up to 25% of its total assets without regard to this restriction of, and as permitted by, Rule 2a-7.

 2. Purchase any securities which would cause more than 25% of the total assets of the Fund, based on current value at the time of such purchase, to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities.

 3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of total assets. The California Tax Exempt Fund has a fundamental policy that to the extent such borrowing exceeds 5% of the value of the Fund's total assets, borrowing will be done from a bank and in accordance with the requirements of the 1940 Act. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. All borrowings of the Funds, in excess of 5% of its total assets, will be repaid before making additional investments and any interest paid on such borrowings will reduce income.

 4. Purchase securities of other investment companies, except that the Intermediate-Term Municipal, Pennsylvania Municipal Bond and Pennsylvania Tax Free Funds may only purchase securities of money market funds, as permitted by the 1940 Act and the rules and regulations thereunder.

 5. Make loans, except that each Fund may purchase or hold debt instruments in accordance with its investment objective and policies and may enter into repurchase agreements, provided that repurchase agreements maturing in more than seven days, restricted securities and other illiquid securities are not to exceed, in the aggregate, 10% of the Fund's net assets, except for the Intermediate-Term Municipal Fund, for which it cannot exceed 15% of the Fund's net assets.

 6. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (1) above in aggregate amounts not to exceed 10% of the net assets of such Fund taken at current value at the time of the incurrence of such loan.

 7. Invest in companies for the purpose of exercising control.

 8. Acquire more than 10% of the voting securities of any one issuer.

 9. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts including futures contracts. However, subject to its permitted investments, any Fund may invest in municipal securities or other obligations secured by real estate or other interests therein.

10. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions.

11. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

12. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described in this Statement of Additional Information or as permitted by rule, regulation or order of the SEC.

13. Purchase or retain securities of an issuer if, to the knowledge of the Trust, an officer, trustee, partner or director of the Trust or any investment adviser of the Trust owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

14. Purchase securities of any company which has (with predecessors) a record of less than three years continuing operations (except (i) obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, or (ii) municipal securities which are rated by at least two nationally recognized municipal bond rating services or determined by the Adviser or Sub-Adviser to be of "high quality") if, as a result, more than 5% of the total assets (taken at current value) would be invested in such securities.

15. Purchase warrants, calls, straddles, spreads or combinations thereof, except as permitted by this Statement of Additional Information.

16. Invest in interests in oil, gas or other mineral exploration or development programs. The Institutional Tax Free Fund and the California Tax Exempt Fund may not invest in oil, gas or mineral leases.

17. Invest more than 25% of total assets in issues within the same state or similar type projects (except in specified categories). This investment limitation applies to the Intermediate-Term Municipal Fund, Tax Free Fund, Institutional Tax Free Fund, and Pennsylvania Municipal Bond Fund. For the Pennsylvania Municipal Bond Fund, this limitation does not apply to the extent stated in its investment objective and policies.

    The foregoing percentages (except the limitation on borrowing) will apply at the time of the purchase of a security. These investment limitations and the investment limitations in each Prospectus are fundamental policies of the Trust and may not be changed without shareholder approval. It is a fundamental policy of the Intermediate-Term Municipal and Pennsylvania Municipal Bond Funds to abide by the maturity restrictions and to invest solely in the permitted investments described in this Statement of Additional Information and in their respective Prospectuses.

                            ------------------------


    The following investment limitations and non-fundamental policies apply to the California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, Ohio Tax Free and New York Municipal Bond Funds. These investment limitations are fundamental policies of the Trust and may not be changed without shareholder approval.


INVESTMENT LIMITATIONS


    A Fund may not:


1. Purchase any securities which would cause more than 25% of the total assets of the Fund, based on current value at the time of such purchase, to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities or to investments in tax-exempt securities issued by governments or political subdivisions of governments; provided, however, that the Ohio Tax Free Fund may invest up to 25% of its total assets without regards to this restriction of, and as permitted by, Rule 2a-7.

2. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowings. To the extent that its borrowings exceed 5% of its assets (i) all borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce income; and (ii) asset coverage of at least 300% is required.

3. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that each Portfolio may (i) purchase or hold debt instruments in accordance with its investment objective and policies;
    (ii) enter into repurchase agreements; and (iii) lend its securities.

4. Purchase or sell real estate, physical commodities, or commodities contracts, except that each Portfolio may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts, and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

5. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

6. Issue senior securities (as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), except as permitted by rule, regulation or order of the SEC.

7. Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

NON-FUNDAMENTAL POLICIES

    The following investment limitations are non-fundamental policies and may be changed without shareholder approval.


    A Fund may not:


1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Portfolio's fundamental limitation on borrowing.

2.  Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that each Fund may (i) obtain short-term credits as necessary for the clearance of security transactions, (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts, and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements of
    Section 18 of the 1940 Act.

4. Purchase securities which are not readily marketable if, in the aggregate, more than 15% (10% for the Ohio Tax Free Fund) of its total assets would be invested in such securities.

5. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its total assets would be invested in illiquid securities.

6. Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

    The foregoing percentages will apply at the time of the purchase of a security and shall not be violated unless an excess or deficiency occurs, immediately after or as a result of a purchase of such security.

    The following investment limitations apply to the Massachusetts Tax Free Money Market Fund. These investment limitations are fundamental policies of the Fund and may not be changed without shareholder approval.


INVESTMENT LIMITATIONS


    The Fund may not:

 1. Purchase any securities which would cause more than 25% of the total assets of the Fund, based on current value at the time of such purchase, to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in (a) obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, or (b) obligations of state or municipal governments and their political subdivisions.

 2. Borrow, except that the Fund may (a) borrow from banks for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) to the extent consistent with the Fund's investment objective and policies, enter into reverse repurchase agreement, forward roll transactions and similar investment techniques and strategies. To the extent it engages in transactions described in (a) and (b), the Fund will be limited so that no more than 33 1/3% of its total assets (including the amount borrowed), less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

 3. Make loans, except that the Fund may (a) purchase or hold debt instruments in accordance with its investment objective and policies, (b) enter into repurchase agreements, and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act, and any rules, regulation or order thereunder.

 4. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts including futures contracts. However, subject to its permitted investments, the Fund may (a) invest in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) hold or sell real estate received in connection with securities it holds or held; or (c) trade in futures contracts and options on futures contracts (including options on currencies) to the extent consistent with the Fund's investment objective and policies.

 5. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

 6. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described in this Statement of Additional Information or as permitted by the 1940 Act, and any rule, regulation or order of the SEC thereunder.

    The foregoing percentages (except the limitation on borrowing) will apply at the time of the purchase of a security.

NON-FUNDAMENTAL POLICIES


    The following non-fundamental policies apply to the Massachusetts Tax Free Money Market Fund and may be changed by the Board of Trustees without shareholder approval.


    The Fund may not:

1. With respect to 75% of its total assets, purchase securities of any issuer (other than U.S. government securities or securities subject to a guarantee issued by a person not controlled by the issuer) if, as a result, more than 5% of total assets would be invested in the securities of such issuer; provided that the Fund may not invest more than 5% of its total assets in securities of a single issuer unless such securities are first tier securities. In determining compliance with this restriction, the provisions of Rule 2a-7 under the 1940 shall apply.

2. Purchase second tier conduit securities of any issuer (other than securities subject to a guarantee issued by a person not controlled by the issuer) if, as a result, more than the greater of 1% of its total assets or $1 million would be invested in second tier conduit securities of such issuer. In determining compliance with this restriction, the provisions of Rule 2a-7 under the 1940 shall apply.

3.  Invest in companies for the purpose of exercising control.

4. Purchase illiquid securities, I.E., securities that cannot be disposed at approximately the amount at which the fund has valued them in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 10% of its total assets would be invested in illiquid securities.

5. Purchase securities of other investment companies, except that the Fund may purchase securities of money market funds, as permitted by the 1940 Act and any rule, regulation and order thereunder, including Rule 2a-7.

6. Sell securities short unless it owns the security or the right to obtain the security or equivalent securities (transactions in futures contracts and options are not considered selling securities short).

7. Purchase securities on margin, except that the Fund may obtain short-term credits that are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

    The foregoing percentages will apply at the time of the purchase of a security and shall not be violated unless an excess or deficiency occurs, immediately after or as a result of a purchase of such security.

                           STATE SPECIFIC DISCLOSURE

    The following information constitutes only a brief summary, and is not intended as a complete description.

SPECIAL CONSIDERATIONS RELATING TO CALIFORNIA MUNICIPAL SECURITIES

    The ability of issuers to pay interest on, and repay principal of, California municipal securities ("California Municipal Securities") may be affected by (1) amendments to the California Constitution and related statutes that limit the taxing and spending authority of California government entities, and related civil actions, (2) a wide variety of California laws and regulations, and (3) the general financial condition of the State of California.

    There could be economic, business or political developments which might affect all Municipal Securities of a similar type. To the extent that a significant portion of the Fund's assets are invested in Municipal Securities payable from revenues on similar projects, the Fund will be subject to the risks presented by such projects to a greater extent than it would be if the Fund's assets were not so invested. Moreover, in seeking to attain its investment objective the Fund may invest all or any part of its assets in Municipal Securities that are industrial development bonds.


    CALIFORNIA RISK FACTORS. Under normal conditions, the Fund will be fully invested in obligations which produce income exempt from Federal income tax and California state income tax. Accordingly, the Fund will have considerable investments in California municipal obligations. As a result, the Fund will be more susceptible to factors which adversely affect issuers of California obligations than a mutual fund which does not have as great a concentration in California municipal obligations.


    An investment in the Fund will be affected by the many factors that affect the financial condition of the State of California. For example, financial difficulties of the State, its counties, municipalities and school districts that hinder efforts to borrow and credit ratings are factors which may affect the Fund.


    ADDITIONAL CONSIDERATIONS. With respect to Municipal Securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the Trust cannot predict what legislation, if any, may be proposed in the California State Legislature as regards the California State personal income tax status of interest on such obligations, or which proposals, if any, might be enacted. Such proposals, if enacted, might materially adversely affect the availability of California Municipal Securities for investment by the Funds and the value of the Funds' investments.

SPECIAL CONSIDERATIONS RELATING TO MASSACHUSETTS MUNICIPAL SECURITIES


    MASSACHUSETTS RISK FACTORS. Under normal conditions, the Fund will be fully invested in obligations which produce income exempt from Federal income tax and Massachusetts state tax. Accordingly, the Fund will have considerable investments in Massachusetts municipal obligations. As a result, the Fund will be more susceptible to factors which adversely affect issuers of Massachusetts obligations than a mutual fund which does not have as great a concentration in Massachusetts municipal obligations.


    An investment in the Fund will be affected by the many factors that affect the financial condition of the Commonwealth of Massachusetts. For example, financial difficulties of the Commonwealth, its counties, municipalities and school districts that hinder efforts to borrow and credit ratings are factors which may affect the Fund.

SPECIAL CONSIDERATIONS RELATING TO NEW JERSEY MUNICIPAL SECURITIES


    NEW JERSEY RISK FACTORS. Under normal conditions, the Fund will be fully invested in obligations which produce income exempt from Federal income tax and New Jersey state tax. Accordingly, the Fund will have considerable investments in New Jersey municipal obligations. As a result, the Fund will be more susceptible to factors which adversely affect issuers of New Jersey obligations than a mutual fund which does not have a great concentration in New Jersey municipal obligations.


    An investment in the Fund will be affected by the many factors that affect the financial condition of the State of New Jersey. For example, financial difficulties of the State, its counties, municipalities and school districts, that hinder efforts to borrow and credit ratings are factors which may affect the Fund.

SPECIAL CONSIDERATIONS RELATING TO NEW YORK MUNICIPAL SECURITIES

    REVENUES AND EXPENDITURES. New York's Governmental Funds receive a majority of their revenues from taxes levied by the State. Investment income, fees and assessments, abandoned property collections, and other varied sources supply the balance of the receipts for these Funds. New York's major expenditures are grants to local governments.

    NEW YORK RISK FACTORS. The Fund's concentration in investments in New York Municipal Securities involves greater risk than if their investments were more diversified. These risks result from (1) amendments to the New York Constitution and other statutes that limit the taxing and spending authority of New York government entities; (2) the general financial condition of the State of New York, and (3) a variety of New York laws and regulations that may affect, directly or indirectly, New York municipal securities. The ability of issuers of Municipal Securities to pay interest on, or repay principal of, Municipal Securities may be impaired as a result. The Fund's yield and share price are sensitive to political and economic developments within the State of New York, and to the financial condition of the State, its public authorities, and political subdivisions, particularly the City of New York. In the recent past, both the State and the City experienced financial difficulties related to the poor economic performance and recurring deficits. The State's credit standing has been reduced, and its ability to provide assistance to its public authorities and political subdivisions could be impaired.

    NEW YORK CITY. The fiscal health of the State is closely related to the fiscal health of its localities, particularly the City, which has required significant financial assistance from the State in the past.

SPECIAL CONSIDERATIONS RELATING TO PENNSYLVANIA MUNICIPAL SECURITIES

    REVENUES AND EXPENDITURES. The Constitution of Pennsylvania provides that operating budget appropriations may not exceed the estimated revenues and available surplus in the fiscal year for which funds are appropriated. Annual budgets are enacted for the General Fund and for certain special revenue funds which represent the majority of expenditures of the Commonwealth. Pennsylvania's Governmental Funds receive a majority of their revenues from taxes levied by the Commonwealth. Interest earnings, licenses and fees, lottery ticket sales, liquor store profits, miscellaneous revenues, augmentations and federal government grants supply the balance of the receipts of these funds.


    PENNSYLVANIA RISK FACTORS. Under normal conditions the Fund will be fully invested in obligations which produce interest income from Federal income tax and Pennsylvania state income tax. Accordingly, the Fund will have considerable investments in Pennsylvania municipal obligations. As a result, the Fund will be more susceptible to factors which adversely affect issuers of Pennsylvania obligations than a mutual fund which does not have as great a concentration in Pennsylvania municipal obligations.


    An investment in the Fund will be affected by the many factors that affect the financial condition of the Commonwealth of Pennsylvania. For example, financial difficulties of the Commonwealth, its counties, municipalities and school districts that hinder efforts to borrow and lower credit ratings are factors which may affect the Fund.

    LOCAL GOVERNMENT DEBT. Local government in Pennsylvania consists of numerous individual units. Each unit is distinct and independent of other local units, although they may overlap geographically. There is extensive general legislation applying to local government. Municipalities may also issue revenue obligations without limit and without affecting their general obligation borrowing capacity if the obligations are projected to be paid solely from project revenues. Municipal authorities and industrial development authorities are also widespread in Pennsylvania.

                               THE ADMINISTRATOR


    The Trust and SEI Investments Fund Management ("SEI Management" or the "Administrator") have entered into an Administration Agreement (the "Administration Agreement"). The Administration Agreement provides that the Administrator shall not be liable for any error of judgement or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder.



    The continuance of the Administration Agreement must be specifically approved at least annually (i) by the vote of a majority of the Trustees or by the vote of a majority of the outstanding voting securities of the Funds, and
(ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Administration Agreement or an "interested person" (as that term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Administration Agreement is terminable at any time as to any Fund without penalty by the Trustees of the Trust, by a vote of a majority of the outstanding shares of the Fund or by the Administrator on not less than 30 days' nor more than 60 days' written notice.



    The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation
(SIMC), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds including, but without limitation to: The Achievement Funds Trust, The Advisors' Inner Circle Fund, Alpha Select Funds, Amerindo Funds Inc., The Arbor Fund, ARK Funds, Armada Funds, The Armada Advantage Fund, Bishop Street Funds, CNI Charter Funds, CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., First Omaha Funds, Inc., Friends Ivory Funds, HighMark Funds, Huntington Funds, Huntington VA Funds, iShares Inc., iShares Trust, Johnson Family Funds, Inc., Millenium Funds, Inc., The Nevis Fund, Inc., Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, Pitcairn Funds, SEI

Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds, UAM Funds Trust, UAM Funds, Inc. and UAM Funds, Inc. II.


    For the fiscal years ended August 31, 1998, 1999, and 2000, the Funds paid management fees, after waivers and/or reimbursements as follows:


                                                                                       FEES WAIVED OR
                                                     FEES PAID (000)                  REIMBURSED (000)
                                              ------------------------------   ------------------------------
FUND                                            1998       1999       2000       1998       1999       2000
----                                          --------   --------   --------   --------   --------   --------
Intermediate-Term Municipal Fund............   $  793     $1,259     $1,557     $   95     $  110     $  192
California Municipal Bond Fund..............   $ .081     $   58     $  251     $ .007     $   16     $   28
Massachusetts Municipal Bond Fund...........   $ .045     $   16     $   51     $ .003     $    7     $    8
New Jersey Municipal Bond Fund..............   $ .054     $   24     $   83     $ .005     $    7     $   13
New York Municipal Bond Fund................   $ .058     $   20     $   69     $ .005     $    8     $   10
Pennsylvania Municipal Bond Fund............   $  221     $  291     $  260     $  124     $  101     $  149
Institutional Tax Free Fund.................   $2,706     $2,627     $2,295     $1,032     $  972     $1,034
Tax Free Fund...............................   $1,852     $2,198     $2,931     $    0     $    0     $    0
California Tax Exempt Fund..................   $1,085     $  958     $   31     $  101     $  100     $    8
Ohio Tax Free Bond Fund.....................     *          *          *          *          *          *
Pennsylvania Tax Free Fund..................   $  112     $  130     $  120     $   34     $   40     $   38
Massachusetts Tax Free Money Market Fund....     *          *          *          *          *          *


------------------------

* Not in operation during the period.

                         THE ADVISERS AND SUB-ADVISERS


    SEI Investments Management Corporation ("SIMC") serves as investment adviser to certain Funds (listed below). SIMC is a wholly-owned subsidiary of SEI Investments, a financial services company. The principal business address of SIMC and SEI Investments is Oaks, Pennsylvania 19456. SEI Investments was founded in 1968 and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. Affiliates of SIMC have provided consulting advice to institutional investors for more than 20 years, including advice regarding the selection and evaluation of investment advisers. SIMC currently serves as adviser to more than 9 investment companies, including more than 70 funds, with more than $52 billion in assets as of October 31, 2000.



    SIMC acts as the investment adviser to the Massachusetts Municipal Bond, New York Municipal Bond, California Municipal Bond, New Jersey Municipal Bond, Pennsylvania Municipal Bond, Intermediate-Term Municipal and Massachusetts Tax Free Money Market Funds and operates as a "manager of managers." SIMC and the Trust have obtained an exemptive order from the Securities and Exchange Commission ("SEC") that permits SIMC, with the approval of the Trust's Board of Trustees, to hire, retain or terminate sub-advisers unaffiliated with SIMC for the Funds without submitting the sub-advisory agreements to a vote of the Funds' shareholders. The exemptive relief permits the disclosure of only the aggregate amount payable by SIMC under all such sub-advisory agreements. The Funds will notify shareholders in the event of any addition or change in the identity of their sub-advisers.



    SIMC oversees the investment advisory services provided to such Funds and manages the cash portion of the Funds' assets. Pursuant to separate sub-advisory agreements with SIMC, and under the supervision of SIMC and the Board of Trustees, the sub-advisers to such Funds are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. Sub-advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the sub-advisers' skills and investment results in managing assets for specific asset classes, investment styles and strategies.



    Subject to Board review, SIMC allocates and, when appropriate, reallocates the Funds' assets to the sub-advisers, monitors and evaluates the sub-advisers' performance, and oversees sub-adviser compliance with the Funds' investment objectives, policies and restrictions. SIMC HAS THE ULTIMATE RESPONSIBILITY FOR THE INVESTMENT PERFORMANCE OF THE INTERMEDIATE TERM MUNICIPAL, CALIFORNIA MUNICIPAL BOND, MASSACHUSETTS MUNICIPAL BOND, NEW JERSEY MUNICIPAL BOND, PENNSYLVANIA MUNICIPAL BOND, MASSACHUSETTS TAX FREE MONEY MARKET AND NEW YORK MUNICIPAL BOND FUNDS DUE TO ITS RESPONSIBILITY TO OVERSEE SUB-ADVISERS AND RECOMMEND THEIR HIRING, TERMINATION AND REPLACEMENT.



    For its advisory services, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.33% of the average daily net assets of the Intermediate Term Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, and New York Municipal Bond Funds, 0.35% of the average daily net assets of the Pennsylvania Municipal Bond Fund and 0.04% of the average daily net assets of the Massachusetts Tax Free Money Market Fund. SIMC pays the sub-advisers out its investment advisory fees.



    Weiss, Peck & Greer, L.L.C., ("WPG"), a wholly owned subsidiary of Robeco Group, serves as investment adviser to the California Tax Exempt, Pennsylvania Tax Free, Institutional Tax Free and Tax Free Funds. WPG invests the assets of each such Fund, and continuously reviews, supervises and administers the investment program of the Funds. WPG also provides investment sub-advisory services to the Massachusetts Tax Free Money Market Fund. WPG is a limited liability company founded as a limited partnership in 1970, and engages in investment management, venture capital management and management buyouts. WPG has been active since its founding in managing portfolios of tax exempt securities. As of September 30, 2000, total assets under management were approximately $19.5 billion. For its advisory services to the California Tax Exempt, Pennsylvania Tax Free, Institutional Tax Free and Tax Free Funds, WPG is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.05% on the first $500 million, 0.04% on the next $500 million and 0.03%, thereafter on all assets.



    Deutsche Asset Management Inc. ("DeAM"), acts as investment sub-adviser to the Pennsylvania Municipal Bond Fund. Prior to August 29, 2000, DeAM served as the investment adviser to the Fund. DeAM is a wholly-owned, U.S. based subsidiary of Deutsche Asset Management Holdings, BV, and was organized in 1985. As of September 30, 2000, total assets under management by DeAM were approximately $254 billion.



    Standish, Ayer & Wood, Inc. ("SAW"), serves as investment sub-adviser to the Massachusetts Municipal Bond, New York Municipal Bond and Intermediate-Term Municipal Funds. SAW has been providing investment management services to institutions and managing municipal securities since 1934. As of September 30, 2000, total assets under management were $45.3 billion.



    Van Kampen Management, Inc. ("Van Kampen"), serves as investment sub-adviser to the New Jersey Municipal Bond and California Municipal Bond Funds. Van Kampen is an indirect, wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., and was founded in 1974. As of September 30, 2000, assets under management were approximately $86.9 billion.



    Each Advisory Agreement or Sub-Advisory Agreement provides that each adviser or sub-adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.



    The continuance of each Advisory or Sub-Advisory Agreement after the first two (2) years must be specifically approved at least annually (i) by the vote of a majority of the outstanding shares of that Fund or by the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to such Advisory or Sub-Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Advisory or Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to the adviser or sub-adviser, or by the adviser or sub-adviser on 90 days' written notice to the Trust.



    For the fiscal years ended August 31, 1998, 1999, and 2000, the Funds paid advisory fees, after waivers as follows:



                                                                                              FEES WAIVED OR
                                                            FEES PAID (000)                  REIMBURSED (000)
                                                     ------------------------------   ------------------------------
FUND                                                   1998       1999       2000       1998       1999       2000
----                                                 --------   --------   --------   --------   --------   --------
Intermediate-Term Municipal Fund...................   $1,221     $1,883     $2,404       $0         $0         $0
California Municipal Bond Fund.....................   $ .055     $  101     $  383       $0         $0         $0
Massachusetts Municipal Bond Fund..................   $ .030     $   32     $   80       $0         $0         $0
New Jersey Municipal Bond Fund.....................   $ .037     $   43     $  132       $0         $0         $0
New York Municipal Bond Fund.......................   $ .039     $   39     $  109       $0         $0         $0
Pennsylvania Municipal Bond Fund...................   $  198     $  224     $  234       $0         $0         $0
Institutional Tax Free Fund........................   $  404     $  371     $  354       $0         $0         $0
Tax Free Fund......................................   $  200     $  226     $  312       $0         $0         $0
California Tax Exempt Fund.........................   $  201     $  170     $    7       $0         $0         $0
Ohio Tax Free Bond Fund............................     *          *          *         *          *          *
Pennsylvania Tax Free Fund.........................   $   16     $   17     $   17       $0         $0         $0
Massachusetts Tax Free Money Market Fund...........     *          *          *         *          *          *


------------------------

* Not in operation during the period.

    For the fiscal year ended August 31, 1999 and 2000, SIMC paid the Sub-Advisers as follows:


                                                                                        FEES WAIVED
                                                                FEES PAID (000)            (000)
                                                              -------------------   -------------------
                                                                1999       2000       1999       2000
                                                                ----       ----       ----       ----
Intermediate-Term Municipal Fund............................    $989      $1,276      $  0       $  0
California Municipal Bond Fund..............................    $ 46      $  187      $  0       $  0
Massachusetts Municipal Bond Fund...........................    $ 17      $   43      $  0       $  0
New Jersey Municipal Bond Fund..............................    $ 19      $   64      $  0       $  0
New York Municipal Bond Fund................................    $ 21      $   58      $  0       $  0
Pennsylvania Municipal Bond Fund+...........................    $N/A      $  N/A      $N/A       $N/A
Massachusetts Tax Free Money Market Fund....................    *           *         *          *


------------------------

* Not in operation during the period.


+ Prior to August 29, 2000 DeAM served as investment adviser to the Fund.


                     DISTRIBUTION AND SHAREHOLDER SERVICING

    The Trust has adopted Distribution Plans for Class D and CNI Class shares of the Funds (the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. In this regard, the Board of Trustees has determined that the Plans and the Distribution Agreement are in the best interests of the shareholders. Continuance of the Plans must be approved annually by a majority of the Trustees of the Trust and by a majority of the trustees who are not "interested persons" of the Trust as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of a Distribution Plan or in any agreements related thereto ("Qualified Trustees"). The Plans require that quarterly written reports of amounts spent under the Plans and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plans may not be amended to increase materially the amount which may be spent thereunder without approval by a majority of the outstanding shares of the Fund or class affected. All material amendments of the Plans will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.


    The Plans provide that the Trust will pay SEI Investments Distribution Co. (the "Distributor") a fee on the Class D and CNI Class shares of the Fund. The Distributor may use this fee for: (i) compensation for its services in connection with distribution assistance or provision of shareholder services or
(ii) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers and the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services.


    The Funds have also adopted shareholder servicing plans for their Class A, Class B, Class C and CNI Class shares (the "Service Plans"), and Administrative Services Plans for their Class B and Class C shares. Under these Service and Administrative Services Plans, the Distributor may perform, or may compensate other service providers for performing, the following shareholder and administrative services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service and Administrative Services Plans, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

    For the fiscal year ended August 31, 1999, the Funds paid the following amounts pursuant to the Distribution Plans:

                                                               AMOUNT PAID
                                                                 TO THIRD
                                                                PARTIES BY
                                                              DISTRIBUTOR OF              PROSPECTUS
                                                              DISTRIBUTION-               PRINTING &         COSTS
                                       TOTAL       BASIS         RELATED        SALES       MAILING     ASSOCIATED WITH
FUND/CLASS                             AMOUNT      POINTS        SERVICES      EXPENSES      COSTS       REGISTRATION
----------                           ----------   --------    --------------   --------   -----------   ---------------
California Tax Exempt Fund -- CNI
  Class+(1)........................  $2,047,025      .50%           $0            $0          $0               $0
Tax Free Fund -- Class D(2)........  $        2      .25%           $0            $0          $0               $0

------------------------

+ Formerly the Class C shares; converted to Class G shares on March 18, 1996, and were renamed CNI Class shares effective on December 31, 1997.

(1) As of June 21, 1999, CNI Class shares of the Fund closed to investors.

(2) As of March 1, 1999, Class D shares of the Fund closed to investors.


    Except to the extent that the Administrator or the Funds' advisers benefitted through increased fees from an increase in the net assets of the Trust which may have resulted in part from the expenditures, no interested person of the Trust nor any Trustee of the Trust who is not an interested person of the Trust had a direct or indirect financial interest in the operation of the Distribution Plans or related agreements.

    For the fiscal years ended August 31, 1998, 1999 and 2000, the aggregate sales charges payable to the Distributor with respect to the Class D shares of the Tax Free Fund were as follows:

          AGGREGATE SALES CHARGE      AMOUNT RETAINED
YEAR      PAYABLE TO DISTRIBUTOR      BY DISTRIBUTOR
----      ----------------------      ---------------
1998                $0                       $0
1999                $0                       $0
2000                $0                       $0

                       TRUSTEES AND OFFICERS OF THE TRUST


    The management and affairs of the Trust are supervised by the Board of Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.



    The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers of some or all of the following:
The Achievement Funds Trust, The Advisors' Inner Circle Fund, Alpha Select Funds, The Arbor Fund, ARK Funds, Armada Funds, The Armada Advantage Fund, Bishop Street Funds, CNI Charter Funds, CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., Friends Ivory Funds, HighMark Funds, Huntington Funds, Huntington VA Funds, The Nevis Fund, Inc., Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds, UAM Funds Trust, UAM Funds, Inc. and UAM Funds,
Inc. II, each of which is an open-end management investment company managed by SEI Investments Fund Management or its affiliates and distributed by the Distributor.



    ROBERT A. NESHER (DOB 08/17/46)--Chairman of the Board of Trustees*--Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of SIMC, the Administrator and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Bishop Street Funds, The Expedition Funds, Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Insurance Products Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.



    WILLIAM M. DORAN (DOB 05/26/40)--Trustee*--1701 Market Street, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor. Director of SEI Investments since 1974; Secretary of SEI Investments since 1978. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Insurance Products Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.


    F. WENDELL GOOCH (DOB 12/03/32)--Trustee**--President, Orange County Publishing Co., Inc.; Publisher, Paoli News and Paoli Republican; and Editor, Paoli Republican, October 1981-January 1997. President, H&W Distribution, Inc., since July 1984. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981. Trustee of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Insurance Products Trust, SEI Institutional Investments Trust, SEI

Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, and STI Classic Variable Trust.

    JAMES M. STOREY (DOB 04/12/31)--Trustee**--Partner, Dechert Price & Rhoads, September 1987-December 1993. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Insurance Products Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, and SEI Tax Exempt Trust.

    GEORGE J. SULLIVAN, JR. (DOB 11/13/42)--Trustee**--Chief Executive Officer, Newfound Consultants Inc. since April 1997. General Partner, Teton Partners, L.P., June 1991- December 1996; Chief Financial Officer, Noble Partners, L.P., March 1991-December 1996; Treasurer and Clerk, Peak Asset Management, Inc., since 1991; Trustee, Navigator Securities Lending Trust, since 1995. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Insurance Products Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, and SEI Tax Exempt Trust.

    ROSEMARIE B. GRECO (DOB 03/31/46)--Trustee**--Principal, Grecoventures (consulting firm) since August 1997. President, Corestates Financial Corp., 1991-1997; Chief Executive Officer and President, Corestates Bank, N.A., 1991-1997; Director, Sonoco, Inc.; Director, PECO Energy; Director, Radian, Inc.; Trustee, Pennsylvania Real Estate Investment Trust; Director, Cardone Industries, Inc.; Director, Genuardi Markets, Inc.; Director, PRWT Comserve, Inc. Trustee of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    EDWARD D. LOUGHLIN (DOB 03/07/51)--President and Chief Executive Officer--Executive Vice President and President--Asset Management Division of SEI Investments since 1993. Executive Vice President of SIMC and the Administrator since 1994. Senior Vice President of the Distributor, 1986-1991; Vice President of the Distributor, 1981-1986.


    TIMOTHY D. BARTO (DOB 03/28/68)--Vice President and Assistant
Secretary--Employed by SEI Investments since October 1999. Vice President and Assistant Secretary of SIMC, the Administrator and Distributor since
December 1999. Associate at Dechert Price & Rhoads (1997-1999). Associate at Richter, Miller & Finn (1994-1997).



    TODD B. CIPPERMAN (DOB 02/14/66)--Vice President and Assistant Secretary--Senior Vice President and General Counsel of SEI Investments: Senior Vice President, General Counsel and Secretary of SIMC, the Administrator and the Distributor since 2000, Vice President and Assistant Secretary of SEI Investments, SIMC, the Administrator and the Distributor, 1995-2000. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston & Strawn (law firm), 1991-1994.



    JAMES R. FOGGO (DOB 06/30/64)--Controller and Chief Financial Officer--Vice President and Assistant Secretary of SEI Investments since January 1998. Vice President and Assistant Secretary of SIMC, Administrator and Distributor since May 1999. Associate, Paul Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995-1998. Associate, Battle Fowler L.L.P. (law firm), 1993-1995. Operations Manager, The Shareholder Services Group, Inc., 1986-1990.


    LYDIA A. GAVALIS (DOB 06/05/64)--Vice President and Assistant
Secretary--Vice President and Assistant Secretary of SEI Investments, SIMC, the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.


    ROBERT S. LUDWIG (DOB 3/12/50)--Vice President and Assistant Secretary--Employed by SEI Investments since 1985. Senior Vice President and Chief Investment Officer of SEI Asset Management Group since 1995. Manager of Product Development for SEI's institutional mutual funds and repurchase trading desk from 1985 to 1995. Held various product management and development positions at Chase Econometrics and Interactive Data Corporation from 1974 to 1985.



    CHRISTINE M. MCCULLOUGH (DOB 12/05/60)--Vice President and Assistant Secretary--Employed by SEI Investments since November 1, 1999. Vice President and Assistant Secretary of SIMC, the Administrator and Distributor since December 1999. Associate at White and Williams LLP, 1991-1999. Associate at Montgomery, McCracken, Walker and Rhoads, 1990-1991.


    CYNTHIA M. PARRISH (DOB 10/23/59)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the SEI Investments, SIMC, the Administrator and the Distributor since August 1997. Branch Chief, Division of Enforcement, U.S. Securities and Exchange Commission,
January 1995--August 1997. Senior Counsel--Division of Enforcement, U.S. Securities and Exchange Commission, September 1992--January 1995. Staff Attorney--Division of Enforcement, U.S. Securities and Exchange Commission, January 1990--August 1992.


    RICHARD W. GRANT (DOB 10/25/45)--Secretary--1701 Market Street, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, SIMC, the Administrator, and the Distributor.



    WILLIAM E. ZITELLI, JR. (DOB 6/14/68)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the Administrator and Distributor since August 2000. Vice President, Merrill Lynch & Co. Asset Management Group (1998-2000). Associate at Pepper Hamilton LLP (1997-1998). Associate at Reboul. MacMurray, Ilewid, Maynard & Kristol (1994-1997).


------------------------

 * Messrs. Nesher and Doran are Trustees who may be deemed to be "interested persons" of the Trust as the term is defined in the 1940 Act.


** Messrs. Gooch, Storey and Sullivan and Ms. Greco serve as members of the Audit Committee of the Trust.



    The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust. The Trust pays the fees for unaffiliated Trustees. Compensation of officers and affiliated Trustees of the Trust is paid by the Administrator.



    The following table sets forth information about the compensation paid to the Trustees for the fiscal year ended August 31, 2000:



                                                       PENSION OR                       TOTAL COMPENSATION
                                    AGGREGATE          RETIREMENT        ESTIMATED        FROM REGISTRANT
                                   COMPENSATION     BENEFITS ACCRUED      ANNUAL         AND FUND COMPLEX
                                 FROM REGISTRANT       AS PART OF      BENEFITS UPON     PAID TO TRUSTEES
NAME OF PERSON AND POSITION      FOR FYE 8/31/00     FUND EXPENSES      RETIREMENT        FOR FYE 8/31/00
---------------------------      ----------------   ----------------   -------------   ---------------------
Robert A. Nesher, Trustee......  $            0            N/A              N/A                 $0

William M. Doran, Trustee......  $            0            N/A              N/A                 $0

F. Wendell Gooch, Trustee......  $       18,120            N/A              N/A        $111,000 for services
                                                                                         on 9 boards

James M. Storey, Trustee.......  $       18,120            N/A              N/A        $111,000 for services
                                                                                         on 9 boards

George J. Sullivan, Trustee....  $       18,120            N/A              N/A        $111,000 for services
                                                                                         on 9 boards

Rosemarie B. Greco.............  $        4,530            $                $          $27,750 for services
                                                                                         on 9 boards


    Mr. Edward W. Binshadler is a Trustee Emeritus of the Trust. Mr. Binshadler serves as a consultant to the Audit Committee and receives as compensation, $5,000 per Audit Committee meeting attended.

                                  PERFORMANCE

    From time to time, the Funds may advertise yield and/or total return. These figures will be based on historical earnings and are not intended to indicate future performance.

    The current yield of the Funds that are money market funds is calculated daily based upon the 7 days ending on the date of calculation ("base period"). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield.

    The Funds compute their effective compound yield by determining the net changes, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = {(Base Period Return + 1)TO THE POWER OF 365/7} - 1. The current and the effective yields reflect the reinvestment of net income earned daily on fund assets.

    From time to time, the Intermediate-Term Municipal, Pennsylvania Municipal Bond, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, and New York Municipal Bond Funds may advertise yield. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of these Funds refers to the annualized income generated by an investment in the Funds over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period generated each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

    Yield = 2([(a-b)/(cd) + 1)]TO THE POWER OF 6 - 1) where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

    Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments a Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the Funds and other factors.

    Yields are one basis upon which investors may compare the Funds with other money market funds; however, yields of other money market mutual funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.

    For the 7-day period ended August 31, 2000, the end of the Trust's most recent fiscal year, the Money Market Funds' current, effective and tax-equivalent yields were as follows:



                                                                                         7-DAY             7-DAY
                                                                        7-DAY        TAX-EQUIVALENT   TAX-EQUIVALENT
FUND                                  CLASS          7-DAY YIELD   EFFECTIVE YIELD       YIELD        EFFECTIVE YIELD
----                            ------------------   -----------   ---------------   --------------   ---------------
Tax Free Fund................   Class A                 3.88%           3.95%            6.42%             6.54%
                                Class D(1)                 *               *                *                 *
Institutional Tax Free
  Fund.......................   Class A                 4.01%           4.09%            6.64%             6.77%
                                Class B                 3.71%           3.78%            6.14%             6.26%
                                Class C                 3.51%           3.58%            5.81%             5.93%
California Tax Exempt Fund...   Class A                 3.39%           3.45%            5.61%             5.71%
                                Class B                 3.09%           3.14%            5.12%             5.20%
                                Class C                 2.90%           2.94%            4.80%             4.87%
                                CNI Class+(2)              *               *                *                 *
Pennsylvania Tax Free Fund...   Class A                 3.94%           4.02%            6.52%             6.66%
Ohio Tax Free Fund...........   Class A                    *               *                *                 *
Massachusetts Tax Free Money
  Market Fund................   Class A                    *               *                *                 *
                                Class B                    *               *                *                 *
                                Class C                    *               *                *                 *


------------------------

* Not in operation during the period

+ Formerly the Class C shares; converted to Class G shares on March 18, 1996, and renamed CNI Class shares effective on December 31, 1997.

(1) As of March 1, 1999, Class D Shares of the Fund closed to investors.

(2) As of June 21, 1999, CNI Class Shares of the Fund closed to investors.


    For the 30-day period ended August 31, 2000, yields on the Funds other than the Money Market Funds (the "Bond Funds") were as follows:



                                                                             YIELD
                                                                   -------------------------
                                                                                  30-DAY
FUND                                                     CLASS      30-DAY    TAX EQUIVALENT
----                                                    --------   --------   --------------
Intermediate-Term Municipal Fund......................  Class A     4.44%        7.35%
California Municipal Bond Fund........................  Class A     4.03%        6.67%
Massachusetts Municipal Bond Fund.....................  Class A     4.28%        7.09%
New Jersey Municipal Bond Fund........................  Class A     4.24%        7.02%
New York Municipal Bond Fund..........................  Class A     4.26%        7.05%
Pennsylvania Municipal Bond Fund......................  Class A     4.20%        6.95%
Pennsylvania Municipal Bond Fund......................  Class B     4.32%        7.15%



    From time to time, the Bond Funds may advertise total return. The total return of a Fund refers to the average compounded rate of return to a hypothetical investment for designated time periods (including, but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P(1 + T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

    Based on the foregoing, the average annual total returns for the Funds from inception through August 31, 2000, and for the one-, five- and ten-year periods ended August 31, 2000, were as follows:


                                                                             AVERAGE ANNUAL TOTAL RETURN
                                                                     -------------------------------------------
                                                                                                         SINCE
FUND                                                 CLASS           ONE YEAR   FIVE YEAR   TEN YEAR   INCEPTION
----                                                 -----           --------   ---------   --------   ---------
Intermediate-Term Municipal Fund...................  Class A(1)        5.72%      5.02%       5.90%      5.84%
California Municipal Bond Fund.....................  Class A(2)        7.39%      *           *          5.06%
Massachusetts Municipal Bond Fund..................  Class A(2)        5.74%      *           *          3.02%
New Jersey Municipal Bond Fund.....................  Class A(3)        4.99%      *           *          3.29%
New York Municipal Bond Fund.......................  Class A(3)        6.15%      *           *          3.52%
Pennsylvania Municipal Bond Fund...................  Class A(4)        5.76%      *           *          3.28%
                                                     Class B(5)        5.78%      5.11%       6.08%      5.98%
Institutional Tax Free Fund........................  Class A(6)        3.72%      3.44%       3.49%      4.14%
                                                     Class B(7)        3.42%      3.14%       *          3.14%
                                                     Class C(8)        3.21%      *           *          2.93%
Tax Free Fund......................................  Class A(9)        3.58%      3.30%       3.26%      4.03%
                                                     Class D(10)       *          *           *          *
California Tax Exempt Fund.........................  Class A(11)       3.19%      3.18%       3.24%      3.33%
                                                     Class B(12)       2.88%      *           *          2.70%
                                                     Class C(17)       *          *           *          0.55%
                                                     CNI Class(13)     *          *           *          *
Ohio Tax Free Fund.................................  Class A(14)       *          *           *          *
Pennsylvania Tax Free Fund.........................  Class A(15)       3.66%      3.39%       *          3.33%
Massachusetts Tax Free Money Market Fund...........  Class A(16)       *          *           *          *
                                                     Class B(16)       *          *           *          *
                                                     Class C(16)       *          *           *          *


------------------------------

  * Not in operation during the period.

  + Formerly the Class C shares; converted to Class G shares on March 18, 1996, and were renamed CNI Class shares effective on December 31, 1997.

(1) Commenced operations 9/5/89

(2) Commenced operations 8/19/98

(3) Commenced operations 8/18/98

(4) Commenced operations 8/25/98

(5) Commenced operations 8/14/89

(6) Commenced operations 11/03/82

(7) Commenced operations 10/15/90

(8) Commenced operations 9/11/95

(9) Commenced operations 11/12/82

(10) As of March 1, 1999, Class D shares of the Fund closed to investors.

(11) Commenced operations 5/14/90

(12) Commenced operations 1/27/99

(13) As of June 21, 1999, CNI Class Shares of the Fund closed to investors.


(14) As of December 31, 2000, the Fund had not yet commenced operations.


(15) Commenced operations 1/21/94

(16) As of December 31, 2000, the Fund had not yet commenced operations.


(17) Commenced operation 6/26/2000


    Each Fund may, from time to time, compare its performance to other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds or to unmanaged indices which may assume investment of dividends but generally do not reflect deductions for sales charges, administrative and management costs.

                        DETERMINATION OF NET ASSET VALUE


    Securities of the Money Market Funds will be valued by the amortized cost method which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method is higher or lower than the price the Trust would receive if it sold the instrument. During periods of declining interest rates, the daily yield of such a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in such a Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing shareholders in the Fund would experience a lower yield. The converse would apply in a period of rising interest rates.



    A Money Market Fund's use of amortized cost valuation and the maintenance of such Fund's net asset value at $1.00 are permitted by Rule 2a-7 under the 1940 Act, provided that certain conditions are met, as described under "Investment Policies Applicable to the Money Market Funds." The Money Market Funds' advisers or sub-advisers will determine that an obligation presents minimal credit risk, or that unrated instruments are of comparable quality to rated securities, in accordance with guidelines established by the Board of Trustees.



    In the event a first tier security of a Money Market Fund is downgraded below first tier security status after purchase, or the adviser of any such Fund becomes aware that an unrated or second tier security has received any rating below the second highest rating category after purchase, the Fund's adviser will either dispose of the security within five business days or the Board of Trustees will reassess whether the security continues to present minimal credit risks. The Board may also delegate this responsibility to the Fund's adviser with respect to the downgrade of a first tier security. The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per unit at $1.00 for each Money Market Fund. However, there is no assurance that any Money Market Fund will be able to meet this objective. The Money Market Funds' procedures include the determination of the extent of deviation, if any, of each Fund's current net asset value per share calculated using available market quotations from each Fund's amortized cost price per unit at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated; and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. In addition, if any Money Market Fund incurs a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of that Fund in each shareholder's account and to offset each shareholder's pro rata portion of such loss or liability from the shareholder's accrued but unpaid dividends or from future dividends.



    Securities of the Bond Funds may be valued by the Administrator pursuant to valuations provided by an independent pricing service. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

                       PURCHASE AND REDEMPTION OF SHARES


    The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may be order permit. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the New York Stock Exchange, the Administrator, a Fund's adviser, the Distributor and/or the Custodian are not open for business. Currently, the following holidays are observed by the Trust: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


    In calculating the sales charge rates applicable to current purchases of Class D shares, members of the following affinity groups and clients of the following broker-dealers, each of which has entered into an agreement with the Distributor, are entitled to the following percentage-based discounts from the otherwise applicable sales charge:

                                                              PERCENTAGE    DATE OFFER
NAME OF GROUP                                                  DISCOUNT       STARTS
-------------                                                 ----------   -------------
Countrywide Funding Corp....................................     100%      July 27, 1994

    Those members or clients who take advantage of a percentage-based reduction in the sales charge during the offering period noted above may continue to purchase shares at the reduced sales charge rate after the offering period relating to each such purchaser's affinity group or broker-dealer relationship has terminated.

    Please contact the Distributor at 1-800-437-6016.

                      SHAREHOLDER SERVICES--CLASS D SHARES

    STOP-PAYMENT REQUESTS (MONEY MARKET FUNDS ONLY): Investors may request a stop payment on checks by providing the Trust with a written authorization to do so. Oral requests will be accepted provided that the Trust promptly receives a written authorization. Such requests will remain in effect for six months unless renewed or canceled. The Trust will use its best efforts to effect stop-payment instructions, but does not promise or guarantee that such instructions will be effective. Shareholders requesting stop payment will be charged a $20 service fee per check which will be deducted from their accounts.

    EXCHANGE PRIVILEGE: A shareholder may exchange the shares of the Tax Free Fund for which good payment has been received, in his account at any time, regardless of how long he has held his shares.

    Each Exchange Request must be in proper form (I.E., if in writing, signed by the record owner(s) exactly as the shares are registered; if by telephone, proper account identification is given by the dealer or shareholder of record), and each exchange must involve either shares having an aggregate value of at least $1,000 or all the shares in the account. Each exchange involves the redemption of the shares of a Fund (the "Old Fund") to be exchanged and the purchase at net asset value of the shares of the other portfolios (the "New Funds") plus in certain cases, as disclosed in each Prospectus, any applicable sales charge. Any gain or loss on the redemption of the shares exchanged is reportable on the shareholder's federal income tax return, unless such shares were held in a tax-deferred retirement plan or other tax-exempt account. If the Exchange Request is received by the Distributor in writing or by telephone on any business day prior to the redemption cut-off time specified in each Prospectus, the exchange usually will occur on that day if all the restrictions set forth above have been complied with at that time. However, payment of the redemption proceeds by the Old Fund, and thus the purchase of shares of the New Funds, may be delayed for up to seven days if the Funds determine that such delay would be in the best interest of all of its shareholders. Investment dealers which have satisfied criteria established by the Funds may also communicate a shareholder's Exchange Request to the Funds subject to the restrictions set forth above. No more than five exchange requests may be made in any one telephone Exchange Request.

                                     TAXES

FEDERAL INCOME TAX


    The following discussion of Federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.



    It is expected that each Fund will receive income generally in the form of interest derived from a Fund's investments. However, a Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions of net short-term capital gains will be taxable to shareholders as ordinary income. Distribution of long-term capital gains, if any, will be taxable to shareholders at capital gains rates.



    Each Fund will decide whether to distribute or retain all or part of any net capital gains (the excess of net long-term capital gains over net short-term capital losses) in any year for reinvestment. If any such gains are retained, the Fund will pay Federal income tax thereon, and, if the Fund makes an election, the shareholders will include such undistributed gains in their income and shareholders subject to tax will be able to claim their share of the tax paid by the Fund as a credit against their federal income tax liability.



    A gain or loss realized by a shareholder on the sale or exchange of shares of a Fund held as a capital asset will be capital gain or loss, and such gain or loss will be long-term or short-term, depending upon how long you have held your shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss realized by a shareholder on the disposition of shares held 6 months or less is treated as a long-term capital loss to the extent of any distributions of net long-term capital gains received by the shareholder with respect to such shares or any inclusion of undistributed capital gain with respect to such shares.



    Each Fund will generally be subject to a nondeductible 4% Federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts.


    Each Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions, and redemptions) paid to individual or non-corporate shareholders who have not certified on the Account Registration Form, or on a separate form supplied by the Fund, that the Social Security or Taxpayer Identification Number provided is correct and that the shareholder is exempt from backup withholding or is not currently subject to backup withholding.

    Each Fund within the Trust is generally treated as a separate corporation for federal income tax purposes, and thus the provisions of the Code generally will be applied to each Fund separately, rather than to the Trust as a whole. Net long-term and short-term capital gains, net income, and operating expenses therefore will be determined separately for each Fund.


    Each Fund intends to qualify as a regulated investment company ("RIC") under the Code for each tax year. If a fund fails to so qualify for any year, all of its income will be subject to tax at corporate rates, and its distributions (including capital gains distributions), to the extent of its current and accumulated earnings and profits, will be taxable as ordinary income dividends to its shareholders, subject to the corporate dividends received deduction for corporate shareholders. No dividends of any Fund are expected to qualify for that deduction.



    The board reserves the right not to maintain the qualifcation of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

    Exempt-interest dividends are excludable from a shareholder's gross income for regular federal income tax purposes. Exempt-interest dividends may nevertheless be subject to the alternative minimum tax (the "Alternative Minimum Tax") imposed by Section 55 of the Code. The Alternative Minimum Tax is imposed at the rate of 26% to 28% in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers, to the extent it exceeds the taxpayer's regular tax liability. There are two circumstances where exempt-interest dividends impact the computation of the Alternative Minimum Tax. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, will generally be an item of tax preference and therefore potentially subject to the Alternative Minimum Tax for both corporate and non-corporate taxpayers. The Funds intend, when possible, to avoid investing in private activity bonds. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the Alternative Minimum Tax.



    The percentage of income that constitutes "exempt-interest dividends" will be determined for each year for the Funds and will be applied uniformly to all dividends declared with respect to the Funds during that year. This percentage may differ from the actual percentage for any particular day. The Funds will inform you of the amount of your distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year.



    Interest on indebtedness incurred by shareholders to purchase or carry shares of the Funds will not be deductible for Federal income tax purposes to the extent that the Funds distribute exempt-interest dividends during the taxable year. The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Certain foreign corporations engaged in a trade or business in the United States will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends. Up to 85% of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year will be included in the gross income of such individual if the individual's "modified adjusted gross income" (which includes exempt-interest dividends) plus one-half of the Social Security benefits or railroad retirement benefits received by such individual during that taxable year exceeds the base amount described in Section 86 of the Code.


    Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds or private activity bonds should consult their tax advisors before purchasing shares of the Funds. "Substantial user" is defined generally as including a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of industrial development bonds or private activity bonds.

    Issuers of bonds purchased by the Funds (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to federal income taxation retroactively to the date of issuance of the bonds to which such dividends are attributable if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.

STATE TAXES


    A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Depending upon applicable state and local law, shareholders of a Fund may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities in which they reside, but shareholders may be subject to tax on income derived from obligations of other jurisdictions and or capital gains distributions, if any. Each Fund will make periodic reports to shareholders of the source of distributions on a state-by-state basis.


    MASSACHUSETTS INCOME TAXES. Under current law, as long as the Fund qualifies as a regulated investment company under the Code, distributions from the Fund which qualify as exempt-interest dividends for federal income tax purposes are exempt from Massachusetts personal income taxation, to the extent that the distributions are derived from interest on certain Massachusetts obligations and are properly designated as such in a written notice mailed to the Fund's shareholders not later than sixty days after the close of the Fund's tax year. In addition, as long as the Fund qualifies as a regulated investment company under the Code, distributions which qualify as capital gain dividends for federal income tax purposes also are exempt from Massachusetts personal income taxation, to the extent that the distributions are attributable to gains from the sale or exchange of certain Massachusetts obligations, and are properly designated as such in a written notice mailed to the Fund's shareholders not later than sixty days after the close of the Fund's tax year.

    State and local tax consequences in other states may differ from the federal income tax consequences and Massachusetts tax consequences described above. Shareholders should consult their own tax advisors regarding the particular tax consequences of an investment in the Fund.

    CALIFORNIA INCOME TAXES. The Fund intends to qualify to pay dividends to shareholders that are exempt from California personal income tax ("California exempt-interest dividends"). The Fund will qualify to pay California exempt-interest dividends if (1) at the close of each quarter of the Fund's taxable year, at least 50 percent of the value of the Fund's total assets consists of obligations the interest on which would be exempt from California personal income tax if the obligations were held by an individual ("California Tax Exempt Obligations") and (2) the Fund continues to qualify as a regulated investment company.

    If the Fund qualifies to pay California exempt-interest dividends, dividends distributed to shareholders will be considered California exempt-interest dividends if they meet certain requirements. The Fund will notify its shareholders of the amount of exempt-interest dividends each year.

    Corporations subject to California franchise tax that invest in the Fund are not entitled to exclude California exempt-interest dividends from income.

    Dividend distributions that do not qualify for treatment as California exempt-interest dividends (including those dividend distributions to shareholders taxable as long-term capital gains for federal income tax purposes) will be taxable to shareholders at ordinary income tax rates for California personal income tax purposes to the extent of the Fund's earnings and profits.

    Interest on indebtedness incurred or continued by a shareholder in connection with the purchase of shares of the Fund will not be deductible for California personal income tax purposes if the Fund distributes California exempt-interest dividends.

    The foregoing is a general, abbreviated summary of certain of the provisions of the California Revenue and Taxation Code presently in effect as they directly govern the taxation of Shareholders subject to California personal income tax. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult with their own tax advisers for more detailed information concerning California tax matters.

    If a Fund qualifies to pay dividends to shareholders that are exempt from California personal income tax ("California exempt-interest dividends"), dividends distributed to shareholders will be considered California exempt-interest dividends (1) if they are designated as exempt-interest dividends by the Fund in a written notice to shareholders mailed within 60 days of the close of the Fund's taxable year and (2) to the extent the interest received by the Fund during the year on California Tax Exempt Obligations exceeds expenses of the Fund that would be disallowed under California personal income tax law as allocable to tax exempt interest if the Fund were an individual. If the aggregate dividends so designated exceed the amount that may be treated as California exempt-interest dividends, only that percentage of each dividend distribution equal to the ratio of aggregate California exempt-interest dividends to aggregate dividends so designated will be treated as a California exempt-interest dividend.

    PENNSYLVANIA TAXES. The following is a general, abbreviated summary of certain of the provisions of the Pennsylvania tax code presently in effect as they directly govern the taxation of shareholders subject to Pennsylvania personal income tax. These provisions are subject to change by legislative or administration action, and any such change may be retroactive.

    Distributions paid by the Fund to shareholders will not be subject to the Pennsylvania personal income tax or the Philadelphia School District investment net income tax to the extent that the distributions are attributable to interest received by the Fund from its investments in (i) obligations issued by the Commonwealth of Pennsylvania, any public authority, commission, board of agency created by the Commonwealth of Pennsylvania or any public authority created by such political subdivision; and (ii) obligations of the United States, the interest and gains from which are statutorily free from state taxation in the Commonwealth. Distributions by the Fund to a Pennsylvania resident that are attributable to most other sources will not be exempt from the Pennsylvania personal income tax or (for residents of Philadelphia) the Philadelphia School District investment net income tax. Distributions paid by the Fund which are excludable as exempt income for federal tax purposes are not subject to the Pennsylvania corporate net income tax.

    The Fund intends to invest primarily in obligations that produce interest exempt from federal and Pennsylvania taxes. If the Fund invests in obligations that pay interest that is not exempt for Pennsylvania purposes but is exempt for federal purposes, a portion of the Fund's distributions will be subject to Pennsylvania personal income tax.

    NEW YORK STATE AND LOCAL TAXES. The following is a general, abbreviated summary of certain of the provisions of the New York tax code presently in effect as they directly govern the taxation of shareholders subject to New York personal income tax. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive.

    Dividends paid by the Fund that are derived from interest on Municipal Securities issued by New York State and political subdivisions or any agency or instrumentality thereof which interest would be exempt from New York State tax if held by an individual, will be exempt from New York State and new York City personal income taxes, but not corporate franchise taxes. Other dividends and distributions from other Municipal Securities, U.S. Government obligations, taxable income and capital gains will not be exempt from New York State and New York City taxes. In addition, interest or indebtedness incurred by a shareholder to purchase or carry shares of the Fund is not deductible for New York personal income tax purposes to the extent that it relates to New York exempt-interest dividends distributed to a shareholder during the taxable year.

    NEW JERSEY INCOME TAXES. The following is a general, abbreviated summary of certain of the provisions of the New Jersey tax code presently in effect as they directly govern the taxation of shareholders subject to New Jersey tax. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive.

    For purposes of this discussion of New Jersey taxation, it is assumed that the Fund will continue to qualify as a regulated investment company for federal tax purposes. Distributions paid by the Fund will not be subject to the New Jersey Gross Income Tax to the extent they are derived from interest income (and net gain, if any, from the disposition of New Jersey Securities) attributable to New Jersey Securities or direct obligations of the United States, its territories and certain of its agencies and instrumentalities ("Federal Securities") held by the Fund, either when received by the Fund or when credited or distributed to the investors, provided that the Fund meets the New Jersey requirements for a qualified investment fund by: 1) maintaining its registration as a registered investment company; 2) investing at least 80% of the aggregate principal amount of the Fund's investments, excluding cash and certain specified items, in New Jersey Securities or Federal Securities; and 3) investing 100% of its assets in interest bearing obligations, discount obligations, financial options, futures, forward contracts or similar financial instruments, and cash, including receivables. Gain on the disposition of Shares of the Fund is not subject to New Jersey Gross Income Tax, provided that the Fund meets the requirements for a qualified investment fund set forth above.

    For New Jersey Gross Investment Tax purposes, net income or gains and distributions derived from investments in other than New Jersey Securities and Federal Securities, and distributions from net realized capital gains in respect of such investments, would be taxable. Thus, while the Fund intends to invest primarily in obligations that produce interest exempt from the Fund intends to invest primarily in obligations that produce interest exempt from federal and New Jersey taxes, if the Fund invests in obligations that pay interest that is not exempt for New Jersey purposes but is exempt for federal purposes, a portion of the Fund's distributions would be subject to New Jersey tax.

    Shareholders should consult their tax advisors concerning the state and local tax consequences of investments in the Trust, which may differ from the federal income tax consequences described above.

                             PORTFOLIO TRANSACTIONS


    The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in fund securities. Subject to policies established by the Trustees, the advisers and sub-advisers are responsible for placing orders to execute portfolio transactions. In placing orders, it is the Trust's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the advisers and sub-advisers generally seek reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Trust's policy of investing in securities with short maturities will result in high portfolio turnover. The Trust will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations, or any orders, of the SEC.



    It is expected that certain of the Funds may execute brokerage or other agency transactions through the Distributor, a registered broker-dealer, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and rules, or any orders, of the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for a Fund on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor to receive and retain such compensation. These provisions further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Funds may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with payment of certain of the Funds' expenses by such broker-dealers. The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.


    For the fiscal years ended August 31, 1998, 1999, and 2000, the Funds paid no brokerage commissions.

    The money market securities in which certain of the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, a Fund's Adviser or Sub-Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis, and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Fund will primarily consist of dealer spreads and underwriting commissions.

    It is expected that the portfolio turnover rate will normally not exceed 100% for any Fund. A portfolio turnover rate would exceed 100% if all of its securities, exclusive of U.S. Government securities and other securities whose maturities at the time of acquisition are one year or less, are replaced in the period of one year. Turnover rates may vary from year to year and may be affected by cash requirements for redemptions and by requirements which enable a Fund to receive favorable tax treatment.

    For each of the fiscal years ending August 31, 1999 and 2000, the portfolio turnover rate for each of the following Funds was:


                                                                 TURNOVER RATE
                                                              -------------------
FUND                                                            1999       2000
----                                                          --------   --------
Intermediate-Term Municipal Fund............................   30.25%     17.99%
California Municipal Bond Fund..............................  105.21%     37.16%
Massachusetts Municipal Bond Fund...........................   13.76%     24.62%
New Jersey Municipal Bond Fund..............................   25.41%     83.16%
New York Municipal Bond Fund................................   17.85%      2.97%
Pennsylvania Municipal Bond Fund............................   16.64%     30.91%



    Since the Trust does not market its shares through intermediary brokers or dealers, it is not the Trust's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the Funds' advisers and sub-advisers may place portfolio orders with qualified broker-dealers who recommend the Trust to clients, and may, when a number of brokers and dealers can provide best price and execution on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.



    The Funds' advisers and sub-advisers may, consistent with the interests of the Funds, select brokers on the basis of the research services they provide to the adviser or sub-adviser. Such services may include analysis of the business or prospects of a company, industry or economic sector or statistical and pricing services. Information so received by the advisers or sub-advisers will be in addition to and not in lieu of the services required to be performed by an adviser or sub-adviser under the Advisory or Sub-Advisory Agreements. If in the judgement of an adviser or sub-adviser, the Funds, or other accounts managed by the adviser or sub-adviser, will be benefitted by supplemental research services, the adviser or sub-adviser is authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. The expenses of an adviser or sub-adviser will not necessarily be reduced as a result of the receipt of such supplemental information.



    The Trust does not expect to use one particular dealer, but, subject to the Trust's policy of seeking the best net results, dealers who provide supplemental investment research to the advisers and sub-advisers may receive orders for transactions by the Trust. Information so received will be in addition to and not in lieu of the services required to be performed by the advisers or sub-advisers under the Advisory or Sub-Advisory Agreements, and the expenses of the advisers and sub-advisers will not necessarily be reduced as a result of the receipt of such supplemental information.

                             DESCRIPTION OF SHARES

    The Declaration of Trust authorizes the issuance of an unlimited number of shares of each Fund, each of which represents an equal proportionate interest in that Fund. Each share upon liquidation entitles a shareholder to a pro rata share in the net assets of that Fund, after taking into account the Class D and CNI Class distribution expenses. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional portfolios of shares or classes of portfolios. Share certificates representing the shares will not be issued.

                       LIMITATION OF TRUSTEES' LIABILITY

    The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his wilful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

                                 CODE OF ETHICS

    The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Investment Advisers, Sub-Advisers and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. Copies of these Codes of Ethics are on file with the SEC and are available to the public.

                                     VOTING

    Each share held entitles the shareholder of record to one vote. The shareholders of each portfolio or class will vote separately on matters relating solely to that portfolio or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

    Where the Prospectuses for the Funds or Statement of Additional Information state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of: (i) 67% or more of a Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy; or
(ii) more than 50% of a Fund's outstanding shares, whichever is less.

                             SHAREHOLDER LIABILITY

    The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a Trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because, the Declaration of Trust provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.

                                5% SHAREHOLDERS

    As of December 2, 2000, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of the shares of the Funds. The Trust believes that most of the shares referred to below were held by the persons indicated in accounts for their fiduciary, agency, or custodial customers.


NAME AND ADDRESS OF SHAREHOLDER                               PERCENTAGE OF FUND
-------------------------------                               ------------------
INTERMEDIATE TERM MUNICIPAL FUND, CLASS A
  SEI Trust Company ........................................       82.51%
  Attn: Jacqueline Esposito
  One Freedom Valley Drive
  Oaks, PA 19456

CALIFORNIA MUNICIPAL BOND FUND, CLASS A
  SEI Trust Company ........................................       95.50%
  Attn: Jacqueline Esposito
  One Freedom Valley Drive
  Oaks, PA 19456

MASSACHUSETTS MUNICIPAL BOND FUND, CLASS A
  SEI Trust Company ........................................       96.94%
  Attn: Jacqueline Esposito
  One Freedom Valley Drive
  Oaks, PA 19456

NEW JERSEY MUNICIPAL BOND FUND, CLASS A
  SEI Trust Company ........................................       95.80%
  Attn: Jacqueline Esposito
  One Freedom Valley Drive
  Oaks, PA 19456

NEW YORK MUNICIPAL BOND FUND, CLASS A
  SEI Trust Company ........................................       97.54%
  Attn: Jacqueline Esposito
  One Freedom Valley Drive
  Oaks, PA 19456

PENNSYLVANIA MUNICIPAL BOND FUND, CLASS A
  SEI Trust Company ........................................       94.88%
  Attn: Jacqueline Esposito
  One Freedom Valley Drive
  Oaks, PA 19456

NAME AND ADDRESS OF SHAREHOLDER                               PERCENTAGE OF FUND
-------------------------------                               ------------------
PENNSYLVANIA MUNICIPAL BOND FUND, CLASS B
  Sheldon & Co. ............................................       59.55%
  c/o National City Bank
  P.O. Box 94984
  Cleveland, OH 44101-4984

  SEI Trust Company ........................................       16.93%
  Attn: Jacqueline Esposito
  One Freedom Valley Drive
  Oaks, PA 19456

  Meg And Co. ..............................................       5.42%
  c/o United States National Bank
  Attn: Debbie Moraca
  P.O. Box 520
  Johnstown, PA 15907-0520

INSTITUTIONAL TAX FREE FUND, CLASS A
  Calhoun & Co. ............................................       6.39%
  c/o Comerica Bank
  Attn: Mutual Funds
  MC3446
  P.O. Box 75000
  Detroit, MI 48725-0001

  Houston Trust Co. ........................................       6.29%
  Attn: April Johnson/Maureen Burns
  c/o SEI Trust Co.
  One Freedom Valley Drive
  Oaks, PA 19456

  SEI Trust Co. ............................................       5.11%
  FBO 601 Banks
  Attn: Eileen Carducci
  One Freedom Valley Drive
  Oaks, PA 19456

  SEI Trust Company ........................................       5.94%
  Christopher Dilbeck
  Mutual Funds Administrator
  One Freedom Valley Drive
  Oaks, PA 19456

  Fifth Third Bank .........................................       9.34%
  Maildrop 1090F4
  Attn: Murai Makamure
  38 Fountain Square
  Cincinnati, OH 45263-0001

  Muir & Co. ...............................................       8.84%
  c/o Frost National Bank
  P.O. Box 2479
  San Antonio, TX 78298-2479

NAME AND ADDRESS OF SHAREHOLDER                               PERCENTAGE OF FUND
-------------------------------                               ------------------
  Kanaly Trust Company .....................................       6.36%
  Attn: Meghan Arnold
  4550 Post Oak Place, Suite 139
  Houston, TX 77027-3163

  NA BANK & Co. ............................................       7.15%
  c/o Bank of Oklahoma, N.A.
  Attn: Scott West
  P.O. Box 2300
  Tulsa, OK 74192-0001

INSTITUTIONAL TAX FREE FUND, CLASS B
  SEI Trust Company ........................................       25.36%
  Attn: Jacqueline Esposito
  One Freedom Valley Drive
  Oaks, PA 19456

  Muir & Co. ...............................................       8.07%
  c/o Frost National Bank
  P.O. Box 2479
  San Antonio, TX 78298-2479

  SEI Trust Company ........................................       33.80%
  Attn: Ian Weiss
  One Freedom Valley Drive
  Oaks, PA 19456

  SEI Trust Co. ............................................       10.92%
  FBO 601 Banks
  Attn: Eileen Carducci
  1 Freedom Valley Drive
  Oaks, PA 19456

INSTITUTIONAL TAX FREE FUND, CLASS C
  Corelink Financial Inc. ..................................       7.65%
  Attn: Chris Deonier
  1855 Gateway Blvd. #500
  Concord, CA 94520-3289

  Progress Bank ............................................       10.49%
  Attn: Marge McAleer
  4 Sentry Parkway
  P.O. Box 3036
  Blue Bell, PA 19422-0764

  First Security Bank of Utah NA ...........................       45.86%
  Cash Management (Cash Sweep Account)
  Attn: Bill Wilcox
  61 South Main Street
  Salt Lake City, UT 84111-1909

NAME AND ADDRESS OF SHAREHOLDER                               PERCENTAGE OF FUND
-------------------------------                               ------------------
  Worth National Bank ......................................       17.35%
  P.O. Box 136699
  Attn: Vicki Hammond
  Fort Worth, TX 76136-0699

TAX FREE FUND, CLASS A
  Naidot & Co. .............................................       24.43%
  c/o Bessemer Trust Company
  Attn: Peter Scully
  630 Fifth Avenue, 38th Floor
  New York, New York 10111-0100

  SEI Trust Company ........................................       38.67%
  c/o SEI Corporation
  Attn: Sandra Crawford
  P.O. Box 1100
  Oaks, PA 19456-1100

  Smith & Co. ..............................................       14.15%
  c/o First Security Bank of Utah
  Attention: Rick Parr
  P.O. Box 30007
  Salt Lake City, UT 84130-0007

CALIFORNIA TAX EXEMPT FUND, CLASS A
  SAFECO ...................................................       5.18%
  California Tax Free Inc Fund
  1776 Heritage Drive
  North Quincy, MA 02171-02119

  NCT of Fargo .............................................       24.97%
  Attn: Trust Operations Manager
  203 10th Street North
  Fargo, ND 58102-4614

  KANALY TRUST Co. .........................................       12.18%
  Attn: Meghan Arnold
  4550 Post Oak Place, Suite 139
  Houston, TX 77027-3163

  SEI Trust Company ........................................       35.86%
  c/o SEI Corporation
  Attn: Sandra Crawford
  P.O. Box 1100
  Oaks, PA 19456-1100

  SEI Trust Co. ............................................       6.21%
  FBO 601 Banks
  Attn: Eileen Carducci
  One Freedom Valley Drive
  Oaks, PA 19456

NAME AND ADDRESS OF SHAREHOLDER                               PERCENTAGE OF FUND
-------------------------------                               ------------------
CALIFORNIA TAX EXEMPT FUND, CLASS B
  Modesto Commerce Bank ....................................       63.09%
  1623 J Street
  Modesto, CA 95354-1126

  California Federal Bank ..................................       36.91%
  Processing Operations
  Attn: Evelyn Tobilla
  830 Stillwater Rd. D-2
  West Sacramento, CA 95605-1630

CALIFORNIA TAX EXEMPT FUND, CLASS C
  California Federal Bank ..................................      100.00%
  Processing Operations
  Attn: Evelyn Tobilla
  830 Stillwater Rd. D-2
  West Sacramento, CA 95605-1630

PENNSYLVANIA TAX FREE FUND, CLASS A
  Commonwealth of Pennsylvania .............................       33.14%
  J. Robert Hawkins
  Finance Building
  Room 126
  Harrisburg, PA 17120

  The Farmers Company ......................................       6.94%
  c/o Farmers First Bank--Lititz
  Attn: Wendy Basehoar
  P.O. Box 1000
  Lititz, PA 17543-7000

  The Fulton Company .......................................       13.34%
  c/o Fulton Bank Trust Dept.
  Attn: Dennis Patrick
  One Penn Square
  Lancaster, PA 17602-2853

  SEI Trust Co. ............................................       33.72%
  Attn: Jackie Esposito
  680 E. Swedes Ford Rd.
  Wayne, PA 19087-1610

                                   CUSTODIAN

    First Union National Bank, Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101, serves as Custodian of the Trust's assets and acts as wire agent of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

                                    EXPERTS


    The financial statements incorporated by reference into this Statement of Additional Information have been audited by Arthur Andersen LLP, independent accountants, as indicated in their report dated August 31, 2000, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing and in giving said report.


                                 LEGAL COUNSEL

    Morgan, Lewis & Bockius LLP serves as counsel to the Trust.

                              FINANCIAL STATEMENTS

    The Trust's financial statements for the fiscal year ended August 31, 2000, including notes thereto and the report of the Arthur Andersen LLP thereon, are herein incorporated by reference from the Trust's 2000 Annual Report. A copy of the 2000 Annual Report must accompany the delivery of this Statement of Additional Information.

                           PART C. OTHER INFORMATION

ITEM 23.  EXHIBITS:

        (a)(1)     Registrant's Declaration of Trust is incorporated herein by reference to Exhibit 1(a) of Post Effective Amendment
                     No. 41 to Registrant's Registration Statement on Form N-1A
                     (File No. 2-76990) filed with the Securities and Exchange
                     Commission on December 18, 1997.
        (a)(2)     Amendment to the Registrant's Declaration of Trust, dated
                     July 30, 1982, is incorporated herein by reference to
                     Exhibit 1(b) of Post Effective Amendment No. 41 to
                     Registrant's Registration Statement on Form N-1A (File
                     No. 2-76990) filed with the Securities and Exchange
                     Commission on December 18, 1997.
        (a)(3)     Amendment to the Registrant's Declaration of Trust, dated
                     May 23, 1986, is incorporated herein by reference to
                     Exhibit 1(c) of Post Effective Amendment No. 41 to
                     Registrant's Registration Statement on Form N-1A (File
                     No. 2-76990) filed with the Securities and Exchange
                     Commission on December 18, 1997.
        (a)(4)     Amendment to the Registrant's Declaration of Trust, dated
                     April 8, 1987, is incorporated herein by reference to
                     Exhibit 1(d) of Post Effective Amendment No. 41 to
                     Registrant's Registration Statement on Form N-1A (File
                     No. 2-76990) filed with the Securities and Exchange
                     Commission on December 18, 1997.
        (a)(5)     Amendment to the Registrant's Declaration of Trust, dated
                     December 23, 1988, is incorporated herein by reference to
                     Exhibit 1(e) of Post Effective Amendment No. 41 to
                     Registrant's Registration Statement on Form N-1A (File
                     No. 2-76990) filed with the Securities and Exchange
                     Commission on December 18, 1997.
        (a)(6)     Amendment to the Registrant's Declaration of Trust, dated
                     June 16, 1989, is incorporated herein by reference to
                     Exhibit 1(f) of Post Effective Amendment No. 41 to
                     Registrant's Registration Statement on Form N-1A (File
                     No. 2-76990) filed with the Securities and Exchange
                     Commission on December 18, 1997.
        (a)(7)     Amendment to the Registrant's Declaration of Trust, dated
                     July 5, 1989, is incorporated herein by reference to
                     Exhibit 1(g) of Post Effective Amendment No. 41 to
                     Registrant's Registration Statement on Form N-1A (File
                     No. 2-76990) filed with the Securities and Exchange
                     Commission on December 18, 1997.
        (a)(8)     Amendment to the Registrant's Declaration of Trust, dated
                     November 15, 1989, is incorporated herein by reference to
                     Exhibit 1(h) of Post Effective Amendment No. 41 to
                     Registrant's Registration Statement on Form N-1A (File
                     No. 2-76990) filed with the Securities and Exchange
                     Commission on December 18, 1997.
        (b)(1)     Registrant's By-Laws are incorporated herein by reference to
                     Exhibit 2(a) of Post Effective Amendment No. 41 to
                     Registrant's Registration Statement on Form N-1A (File
                     No. 2-76990) filed with the Securities and Exchange
                     Commission on December 18, 1997.
        (b)(2)     Amended By-Laws are incorporated herein by reference to
                     Exhibit 2(b) of Post Effective Amendment No. 41 to
                     Registrant's Registration Statement on Form N-1A (File
                     No. 2-76990) filed with the Securities and Exchange
                     Commission on December 18, 1997.
        (c)        Not Applicable.
        (d)(1)     Investment Advisory Agreement with Weiss, Peck and Greer
                     Advisers, Inc. is incorporated herein by reference to
                     Exhibit 5(a) of Post Effective Amendment No. 41 to
                     Registrant's Registration Statement on Form N-1A (File
                     No. 2-76990) filed with the Securities and Exchange
                     Commission on December 18, 1997.

        (d)(2)     Investment Advisory Agreement with Bessemer Trust Company is incorporated by reference to Exhibit 5(b) as filed with Post Effective Amendment No. 19 to Registrant's
                     Registration Statement on Form N-1A (File No. 2-76990) as previously filed with the Securities and Exchange
                     Commission.
        (d)(3)     Investment Advisory Agreement with First National Bank in
                     Wichita (now INTRUST Bank, NA in Wichita) is incorporated by reference to Exhibit 5(c) as filed with Post Effective
                     Amendment No. 29 to Registrant's Registration Statement on
                     Form N-1A (File No. 2-76990) filed with the Securities and
                     Exchange Commission on December 28, 1990.
        (d)(4)     Investment Advisory Agreement with Woodbridge Capital
                     Management, Inc. is incorporated by reference to Exhibit
                     5(d) as filed with Post Effective Amendment No. 35 to
                     Registrant's Registration on Form N-1A (File No. 2-76990) as previously filed with the Securities and Exchange
                     Commission.
        (d)(5)     Investment Advisory Agreement with State Street Bank and
                     Trust Company is incorporated by reference to Exhibit 5(e) as filed with Post Effective Amendment No. 35 to
                     Registrant's Registration Statement on Form N-1A (File
                     No. 2-76990) as previously filed with the Securities and Exchange Commission.
        (d)(6)     Schedule E dated August 5, 1992 to Investment Advisory
                     Agreement with Weiss, Peck & Greer Advisers, Inc. is incorporated by reference to Exhibit 5(f) as filed with Post Effective Amendment No. 32 to Registrant's
                     Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on August 17, 1992 (adding Bainbridge Tax Exempt Portfolio).
        (d)(7)     Schedule G, dated December 10, 1993, to Investment Advisory
                     Agreement with Weiss, Peck & Greer Advisers, Inc. (adding
                     Intermediate-Term Municipal, California Intermediate-Term
                     Municipal, and New York Intermediate-Term Municipal
                     Portfolios) is incorporated herein by reference to Exhibit
                     5(g) of Post Effective Amendment No. 41 to Registrant's
                     Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 18, 1997.
        (d)(8)     Schedule H, dated March 8, 1994, to Investment Advisory
                     Agreement with Weiss, Peck & Greer Advisers, Inc. (adding
                     Institutional Tax Free, Pennsylvania Tax Free, California
                     Tax Exempt, Bainbridge and Tax Free Portfolios) is incorporated herein by reference to Exhibit 5(h) of Post
                     Effective Amendment No. 41 to Registrant's Registration
                     Statement on Form N-1A (File No. 2-76990) filed with the
                     Securities and Exchange Commission on December 18, 1997.
        (d)(9)     Investment Advisory Agreement with Morgan Grenfell Capital
                     Management, Inc., is incorporated herein by reference to
                     Exhibit 5(i) of Post Effective Amendment No. 41 to
                     Registrant's Registration Statement on Form N-1A (File
                     No. 2-76990) filed with the Securities and Exchange
                     Commission on December 18, 1997.
        (d)(10)    Investment Advisory Agreement with SEI Financial Management
                     Corporation, is incorporated herein by reference to
                     Exhibit 5(j) of Post Effective Amendment No. 41 to
                     Registrant's Registration Statement on Form N-1A (File
                     No. 2-76990) filed with the Securities and Exchange
                     Commission on December 18, 1997.
        (d)(11)    Investment Sub-Advisory Agreement with Standish, Ayer &
                     Wood, Inc., is incorporated herein by reference to Exhibit
                     5(k) of Post Effective Amendment No. 41 to Registrant's
                     Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 18, 1997.
        (d)(12)    Investment Sub-Advisory Agreement with Deutsche Asset
                     Management Inc. is incorporated herein by reference to Exhibit (d)(12) of Post Effective Amendment No. 46 to
                     Registrant's Registration Statement on Form N-1A (file No.
                     2-76990) filed with the Securities and Exchange Commission on October 13, 2000.

        (d)(13)    Form of Schedule B to Investment Advisory Agreement between
                     Registrant and SEI Investments Management Corporation, formerly known as SEI Financial Management Corporation, adding Pennsylvania Municipal Bond Fund, is filed herewith.
        (d)(14)    Form of Schedule C to Investment Advisory Agreement between
                     Registrant and SEI Investments Management Corporation, formerly known as SEI Financial Management Corporation, adding Masachusetts Tax Free Money Market Fund, is filed herewith.
        (d)(15)    Form of Investment Sub-Advisory Agreement between SEI
                     Investments Management Corporation and Weiss, Peck &
                     Greer, LLC is filed herewith.
        (e)        Distribution Agreement is incorporated herein by reference to Exhibit 6 of Post Effective Amendment No. 41 to
                     Registrant's Registration Statement on Form N-1A (File
                     No. 2-76990) filed with the Securities and Exchange
                     Commission on December 18, 1997.
        (f)        Not Applicable.
        (g)        Custodian Agreement is incorporated herein by reference to
                     Exhibit 8 of Post Effective Amendment No. 41 to
                     Registrant's Registration Statement on Form N-1A (File
                     No. 2-76990) filed with the Securities and Exchange
                     Commission on December 18, 1997.
        (h)(1)     Management Agreement is incorporated herein by reference to
                     Exhibit 9(a) of Post Effective Amendment No. 41 to
                     Registrant's Registration Statement on Form N-1A (File
                     No. 2-76990) filed with the Securities and Exchange
                     Commission on December 18, 1997.
        (h)(2)     Schedule E dated August 5, 1992 to Management Agreement is incorporated by reference to Exhibit 9(b) as filed with Post Effective Amendment No. 32 to Registrant's
                     Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on August 17, 1992 (adding Massachusetts Intermediate-Term
                     Municipal Portfolio).
        (h)(3)     Schedule F dated August 5, 1992 to Management Agreement is incorporated by reference to Exhibit 9(c) as filed with Post Effective Amendment No. 32 to Registrant's
                     Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on August 17, 1992 (adding Bainbridge Tax Exempt Portfolio).
        (h)(4)     Schedule G, dated October 29, 1993, to Management Agreement
                     (adding Pennsylvania Tax Free Portfolio) is incorporated herein by reference to Exhibit 9(d) of Post Effective
                     Amendment No. 41 to Registrant's Registration Statement on
                     Form N-1A (File No. 2-76990) filed with the Securities and
                     Exchange Commission on December 18, 1997.
        (h)(5)     Schedule H, dated October 29, 1993, to Management Agreement
                     (adding New York Intermediate-Term Municipal Portfolio) is incorporated herein by reference to Exhibit 9(e) of Post
                     Effective Amendment No. 41 to Registrant's Registration
                     Statement on Form N-1A (File No. 2-76990) filed with the
                     Securities and Exchange Commission on December 18, 1997.
        (h)(6)     Schedule I, dated October 29, 1993, to Management Agreement
                     (adding California Intermediate-Term Municipal Portfolio) is incorporated herein by reference to Exhibit 9(f) of Post Effective Amendment No. 41 to Registrant's
                     Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 18, 1997.
        (h)(7)     Form of Schedule J to Management Agreement (adding
                     Massachusetts Tax Free Money Market Fund) is filed herewith.

        (h)(8)     Consent to Assignment and Assumption of the Administration
                     Agreement between the Trust and SEI Financial Management
                     Corporation to SEI Fund Resources, is incorporated herein by reference to Exhibit 9(g) of Post Effective Amendment
                     No. 41 to Registrant's Registration Statement on Form N-1A
                     (File No. 2-76990) filed with the Securities and Exchange
                     Commission on December 18, 1997.
        (i)        Opinion and Consent of Counsel is filed herewith.
        (j)        Consent of Independent Auditors is filed herewith.
        (k)        Not Applicable.
        (l)        Not Applicable.
        (m)(1)     Distribution Plan is incorporated herein by reference to
                     Exhibit 15(a) of Post Effective Amendment No. 41 to
                     Registrant's Registration Statement on Form N-1A (File
                     No. 2-76990) filed with the Securities and Exchange
                     Commission on December 18, 1997.
        (m)(2)     Distribution Plan for Kansas Tax Free Income Portfolio
                     Class B is incorporated by reference to Exhibit 15(b) as filed with Post Effective Amendment No. 28 to Registrant's
                     Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on October 9, 1990.
        (m)(3)     Distribution Plan for Class D shares (formerly, ProVantage
                     Funds) is incorporated herein by reference to Exhibit
                     15(c) of Post Effective Amendment No. 41 to Registrant's
                     Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 18, 1997.
        (m)(4)     Distribution Plan for Class C shares of California Tax
                     Exempt Portfolio and Institutional Tax Free Portfolio is incorporated herein by reference to Exhibit 15(d) of Post
                     Effective Amendment No. 41 to Registrant's Registration
                     Statement on Form N-1A (File No. 2-76990) filed with the
                     Securities and Exchange Commission on December 18, 1997.
        (m)(5)     Amended and Restated Class D Distribution Plan is
                     incorporated herein by reference to Exhibit 15(e) of Post
                     Effective Amendment No. 40 to Registrant's Registration
                     Statement on Form N-1A (File No. 2-76990) filed with the
                     Securities and Exchange Commission on December 23, 1996.
        (m)(6)     Class G Distribution Plan incorporated herein by reference to Exhibit 15(f) of Post Effective Amendment No. 40 to
                     Registrant's Registration Statement on Form N-1A
                     (File No. 2-76990) filed with the Securities and Exchange
                     Commission on December 23, 1996.
        (n)        Not Applicable.
        (o)(1)     Rule 18f-3 Plan is incorporated herein by reference to
                     Exhibit 18(a) of Post Effective Amendment No. 38 to
                     Registrant's Registration Statement on Form N-1A (File
                     No. 2-76990) filed with the Securities and Exchange
                     Commission on October 30, 1995.
        (o)(2)     Amendment No. 1 to Rule 18f-3 Plan relating to Class A, B,
                     C, D and G shares is incorporated herein by reference to
                     Exhibit 18(b) of Post Effective Amendment No. 40 to
                     Registrant's Registration Statement on Form N-1A (File No.
                     2-76990) filed with the Securities and Exchange Commission on December 23, 1996.
        (p)(1)     Code of Ethics for SEI Tax Exempt Trust dated March 20, 2000 is incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 33 of SEI Institutional
                     Managed Trust's Registration Statement on Form N-1A (File
                     Nos. 33-09504 and 811-04878), filed with the SEC on June 30, 2000.
        (p)(2)     Code of Ethics for SEI Investments Company dated April 2000 is incorporated by reference to Exhibit (p)(4) of Post-Effective Amendment No. 42 of SEI Daily Income
                     Trust's Registration Statement on Form N-1A (File
                     Nos. 2-77068 and 811-3451), filed with the SEC on May 30,
                     2000.

        (p)(3)     Code of Ethics for Deutsche Asset Management Inc. dated
                     April 2000 is incorporated herein by reference to Exhibit (p)(3) of Post Effective Amendment No. 46 to
                     Registrant's Registration Statement on Form N-1A (File
                     No. 2-76990) filed with the Securities and Exchange
                     Commission on October 13, 2000.
        (p)(4)     Code of Ethics for Weiss, Peck & Greer L.L.C. dated April
                     2000 is incorporated herein by reference to Exhibit (p)(4) of Post Effective Amendment No. 46 to
                     Registrant's Registration Statement on Form N-1A (File
                     No. 2-76990) filed with the Securities and Exchange
                     Commission on October 13, 2000.
        (p)(5)     Code of Ethics for Standish, Ayer & Wood, Inc. dated June
                     2000 is incorporated herein by reference to Exhibit (p)(5) of Post Effective Amendment No. 46 to
                     Registrant's Registration Statement on Form N-1A (File
                     No. 2-76990) filed with the Securities and Exchange
                     Commission on October 13, 2000.
        (p)(6)     Code of Ethics for Van Kampen Management Inc. dated
                     September 2000 is incorporated herein by reference to Exhibit (p)(6) of Post Effective Amendment No. 46 to
                     Registrant's Registration Statement on Form N-1A (File
                     No. 2-76990) filed with the Securities and Exchange
                     Commission on October 13, 2000.
        (q)        Powers of Attorney for Robert A. Nesher, William M. Doran,
                     F. Wendell Gooch, James M. Storey, George J. Sullivan,
                     Jr., and Rosemarie B. Greco are incorporated herein by reference to Exhibit (q) of Post Effective Amendment
                     No. 46 to Registrant's Registration Statement on Form N-1A
                     (File No. 2-76990) filed with the Securities and Exchange
                     Commission on October 13, 2000.


ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

    None.

ITEM 25.  INDEMNIFICATION:

    Article VIII of the Agreement and Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS:

SEI INVESTMENTS MANAGEMENT CORPORATION

    The principal address of SEI Investment Management Corporation ("SIMC") is Oaks, PA 19456. SIMC is an investment adviser registered under the Advisers Act.


    NAME AND POSITION
 WITH INVESTMENT ADVISER        NAME OF OTHER COMPANY        CONNECTION WITH OTHER COMPANY
-------------------------  -------------------------------  -------------------------------
Alfred P. West, Jr.        SEI Investments Company          Director, Chairman & CEO
  Chairman, CEO, Director

    NAME AND POSITION
 WITH INVESTMENT ADVISER        NAME OF OTHER COMPANY        CONNECTION WITH OTHER COMPANY
-------------------------  -------------------------------  -------------------------------
                           SEI Investments Distribution     Director, Chairman of the Board
                             Co.                              of Directors
                           SEI Inc. (Canada)                Director
                           SEI Ventures, Inc.               Director, Chairman, President
                           SEI Funds, Inc.                  CEO, Chairman of the Board of
                                                              Directors
                           SEI Global Investment Corp.      Director, CEO, Chairman of the
                                                              Board of Directors
                           SEI Investments Global           Chairman of the Board of
                             Management (Cayman), Limited     Directors, CEO
                           SEI Capital AG                   Director, Chairman of the Board
                                                              of Directors
                           SEI Global Capital               Director, CEO, Chairman of the
                             Investments, Inc.                Board of Directors
                           CR Financial Services Company    Director, Chairman of the Board
                                                              of Directors
                           CR Capital Resources, Inc.       Director, Chairman of the Board
                                                              of Directors
                           SEI Investments Mutual Fund      Chairman of the Board of
                             Services                         Directors, CEO
                           SEI Investments Fund Management  Chairman of the Board of
                                                              Directors, CEO
                           SEI Global Holdings (Cayman)     Chairman of the Board of
                             Inc.                             Directors, CEO
                           SEI Investments De Mexico        Director
                           SEI Asset Korea                  Director
Carmen V. Romeo            SEI Investments Company          Director, Executive Vice
  Executive Vice                                              President,
  President, Director                                         President-Investment Advisory
                                                              Group
                           SEI Investments Distribution     Director
                             Co.
                           SEI Trust Company                Director
                           SEI Investments, Inc.            Director, President
                           SEI Ventures, Inc.               Director, Executive Vice
                                                              President
                           SEI Investments                  Director, President
                             Developments, Inc.
                           SEI Funds, Inc.                  Director, Executive Vice
                                                              President
                           SEI Global Investments Corp.     Executive Vice President
                           SEI Global Capital               Executive Vice President,
                             Investments, Inc.                Director
                           SEI Primus Holding Corp.         Director, President
                           CR Financial Services Company    Director
                           CR Capital Resources, Inc.       Director
                           SEI Investments Mutual Fund      Executive Vice President
                             Services
                           SEI Investments Fund Management  Executive Vice President

    NAME AND POSITION
 WITH INVESTMENT ADVISER        NAME OF OTHER COMPANY        CONNECTION WITH OTHER COMPANY
-------------------------  -------------------------------  -------------------------------
Richard B. Lieb            SEI Investments Company          Director, Executive Vice
  Director, Executive                                         President,
  Vice President                                              President-Investment
                                                              Systems & Services Division
                           SEI Investments Distribution     Director, Executive Vice
                             Co.                              President
                           SEI Trust Company                Director, Chairman of the Board
                                                              of Directors
                           SEI Investments-Global Fund      Director
                             Services Limited
                           CR Capital Resources, Inc.       Director
                           SEI Investments Mutual Fund      Executive Vice President
                             Services
                           SEI Investments Fund Management  Executive Vice President
Edward Loughlin            SEI Investments Company          Executive Vice President,
  Executive Vice                                              President-Asset Management
  President                                                   Division
                           SEI Trust Company                Director
                           SEI Insurance Group, Inc.        Director, President, Secretary
                           SEI Funds, Inc.                  Executive Vice President
                           SEI Capital Limited (Canada)     Director
                           SEI Advanced Capital             Director, President
                             Management, Inc.
                           SEI Investments Mutual Fund      Executive Vice President
                             Services
                           SEI Investments Fund Management  Executive Vice President
                           Primus Capital Advisors Company  Director
                           SEI Asset Korea                  Director
Dennis J. McGonigle        SEI Investments Company          Executive Vice President
  Executive Vice
  President
                           SEI Investments Distribution     Executive Vice President
                             Co.
                           SEI Investments Mutual Fund      Senior Vice President
                             Services
                           SEI Investments Fund Management  Senior Vice President
Michael Arizin                           --                               --
  Senior Vice President,
  Managing Director
Ed Daly                                  --                               --
  Senior Vice President,
  Managing Director
Leo J. Dolan, Jr.          SEI Distribution Co.             Senior Vice President
  Senior Vice President
                           SEI Investments Mutual Fund      Senior Vice President
                             Services
                           SEI Investments Fund Management  Senior Vice President

    NAME AND POSITION
 WITH INVESTMENT ADVISER        NAME OF OTHER COMPANY        CONNECTION WITH OTHER COMPANY
-------------------------  -------------------------------  -------------------------------
Mick Duncan                SEI Investments Mutual Fund      Vice President, Team Leader
  Senior Vice President,     Services
  Managing Director
                           SEI Investments Fund Management  Vice President, Team Leader
Carl A. Guarino            SEI Investments Company          Executive Vice President
  Senior Vice President
                           SEI Investments Distribution     Senior Vice President
                             Company
                           SEI Global Investments Corp.     Senior Vice President
                           SEI Global Investments (Cayman)  Director
                             Limited
                           SEI Investments Global, Limited  Director
                           SEI Global Holdings (Cayman)     Director
                             Inc.
                           SEI Asset Korea                  Director, Chairman of the Board
                                                              of Directors
                           SEI Investments Argentina S.A.   Director
                           Quadrum S.A.                     Director
                           SEI Investments De Mexico        Director
                           SEI Investments (Europe) Ltd.    Director
                           SEI Investments (South Africa)   Director, Chairman of the Board
                             Limited                          of Directors
                           CCF-SEI Investments              Director
Robert S. Ludwig           SEI Funds, Inc.                  Vice President
  Senior Vice President,
  CIO
                           SEI Investments Mutual Fund      Vice President, Team Leader
                             Services
                           SEI Investments Fund Management  Vice President, Team Leader
Jack May                   SEI Investments Distribution     Senior Vice President
  Senior Vice President      Co.
James V. Morris                          --                               --
  Senior Vice President,
  Managing Director
Steve Onofrio                            --                               --
  Senior Vice President,
  Managing Director
Kevin P. Robins            SEI Investments Company          Senior Vice President
  Senior Vice President

                           SEI Investments Distribution     Senior Vice President
                             Co.
                           SEI Trust Company                Director, Senior Vice President
                           SEI Investments,                 Senior Vice President
                             Limited (Cayman)
                           CR Financial Services Company    President
                           CR Capital Resources, Inc.       Senior Vice President

    NAME AND POSITION
 WITH INVESTMENT ADVISER        NAME OF OTHER COMPANY        CONNECTION WITH OTHER COMPANY
-------------------------  -------------------------------  -------------------------------
                           SEI Investments Fund Management  Senior Vice President, General
                                                              Counsel, Secretary
                           SEI Global Holdings (Cayman)     Director
                             Inc.
Kenneth Zimmer                           --                               --
  Senior Vice President,
  Managing Director
Robert Aller               SEI Investments Distribution     Vice President
  Vice President             Company
Timothy D. Barto           SEI Investments Company          Vice President, Assistant
  Vice President,                                             Secretary
  Assistant Secretary
                           SEI Investments Distribution     Vice President, Assistant
                             Co.                              Secretary
                           SEI Investments, Inc.            Vice President, Assistant
                                                              Secretary
                           SEI Ventures, Inc.               Vice President, Assistant
                                                              Secretary
                           SEI Investments                  Vice President, Assistant
                             Developments, Inc.               Secretary
                           SEI Funds, Inc.                  Vice President, Assistant
                                                              Secretary
                           SEI Global Investments Corp.     Vice President, Assistant
                                                              Secretary
                           SEI Advanced Capital             Vice President, Assistant
                             Management, Inc.                 Secretary
                           SEI Global Capital               Vice President, Assistant
                             Investments, Inc.                Secretary
                           SEI Primus Holding Corp.         Vice President, Assistant
                                                              Secretary
                           SEI Investments Mutual Fund      Vice President, Assistant
                             Services                         Secretary
                           SEI Investments Fund Management  Vice President, Assistant
                                                              Secretary
Jay Brown                                --                               --
  Vice President
Todd Cipperman             SEI Investments Company          Senior Vice President, General
  Senior Vice President,                                      Counsel, Assistant Secretary
  General Counsel,
  Secretary
                           SEI Investments Distribution     Senior Vice President, General
                             Co.                              Counsel, Assistant Secretary
                           SEI Trust Company                Senior Vice President, General
                                                              Counsel, Assistant Secretary
                           SEI Investments, Inc.            Senior Vice President, General
                                                              Counsel, Assistant Secretary
                           SEI Ventures, Inc.               Senior Vice President, General
                                                              Counsel, Assistant Secretary
                           SEI Investments                  Senior Vice President, General
                             Developments, Inc.               Counsel, Secretary
                           SEI Funds, Inc.                  Senior Vice President, General
                                                              Counsel, Secretary
                           SEI Insurance Group, Inc.        Senior Vice President, General
                                                              Counsel

    NAME AND POSITION
 WITH INVESTMENT ADVISER        NAME OF OTHER COMPANY        CONNECTION WITH OTHER COMPANY
-------------------------  -------------------------------  -------------------------------
                           SEI Global Investments Corp.     Senior Vice President, General
                                                              Counsel, Secretary
                           SEI Advanced Capital             Director, Senior Vice
                             Management, Inc.                 President, General Counsel,
                                                              Secretary
                           SEI Investments Global           Director, General Counsel,
                             (Cayman), Limited                Secretary
                           SEI Global Capital               Senior Vice President, General
                             Investments, Inc.                Counsel, Secretary
                           SEI Investments Global, Limited  Director
                           SEI Primus Holding Corp.         Senior Vice President, General
                                                              Counsel, Secretary
                           SEI Investments Mutual Fund      Senior Vice President, General
                             Services                         Counsel, Assistant Secretary
                           SEI Investments Fund Management  Senior Vice President, General
                                                              Counsel, Secretary
                           SEI Global Holdings (Cayman)     Director, General Counsel,
                             Inc.                             Secretary
                           SEI Investments Canada Company   Senior Vice President, General
                                                              Counsel
                           SEI Investments (South Africa)   Director
                             Limited
                           SEI Investments (Europe) Ltd.    Director
Robert Crudup              SEI Investments Distribution     Vice President, Managing
  Vice President,            Company                          Director
  Managing Director
                           SEI Investments Mutual Fund      Vice President, Managing
                             Services                         Director
                           SEI Investments Fund Management  Vice President, Managing
                                                              Director
Richard A. Deak            SEI Investments Company          Vice President, Assistant
  Vice President,                                             Secretary
  Assistant Secretary
                           SEI Investments Distribution     Vice President, Assistant
                             Company                          Secretary
                           SEI Trust Company                Vice President, Assistant
                                                              Secretary
                           SEI Investments, Inc.            Vice President, Assistant
                                                              Secretary
                           SEI Ventures, Inc.               Vice President, Assistant
                                                              Secretary
                           SEI Investments                  Vice President, Assistant
                             Developments, Inc.               Secretary
                           SEI Funds, Inc.                  Vice President, Assistant
                                                              Secretary
                           SEI Global Investments Corp.     Vice President, Assistant
                                                              Secretary
                           SEI Advanced Capital             Vice President, Assistant
                             Management, Inc.                 Secretary
                           SEI Global Capital               Vice President, Assistant
                             Investments, Inc.                Secretary
                           SEI Primus Holding Corp.         Vice President, Assistant
                                                              Secretary

    NAME AND POSITION
 WITH INVESTMENT ADVISER        NAME OF OTHER COMPANY        CONNECTION WITH OTHER COMPANY
-------------------------  -------------------------------  -------------------------------
                           SEI Investments Mutual Fund      Vice President, Assistant
                             Services                         Secretary
                           SEI Investments Fund Management  Vice President, Assistant
                                                              Secretary
Melissa Doran Rayer                      --                               --
  Vice President
Michael Farrell                          --                               --
  Vice President
Vic Galef                  SEI Investments Distribution     Vice President, Managing
  Vice President,            Company                          Director
  Managing Director
                           SEI Investments Mutual Fund      Vice President, Managing
                             Services                         Director
                           SEI Investments Fund Management  Vice President, Managing
                                                              Director
Lydia A. Gavalis           SEI Investments Company          Vice President, Assistant
  Vice President,                                             Secretary
  Assistant Secretary
                           SEI Investments Distribution     Vice President, Assistant
                             Company                          Secretary
                           SEI Trust Company                Vice President, Assistant
                                                              Secretary
                           SEI Investments, Inc.            Vice President, Assistant
                                                              Secretary
                           SEI Ventures, Inc.               Vice President, Assistant
                                                              Secretary
                           SEI Investments                  Vice President, Assistant
                             Developments, Inc.               Secretary
                           SEI Funds, Inc.                  Vice President, Assistant
                                                              Secretary
                           SEI Global Investments Corp.     Vice President, Assistant
                                                              Secretary
                           SEI Advanced Capital             Vice President, Assistant
                             Management, Inc.                 Secretary
                           SEI Global Capital               Vice President, Assistant
                             Investments, Inc.                Secretary
                           SEI Primus Holding Corp.         Vice President, Assistant
                                                              Secretary
                           SEI Investments Mutual Fund      Vice President, Assistant
                             Services                         Secretary
                           SEI Investments Fund Management  Vice President, Assistant
                                                              Secretary
Greg Gettinger             SEI Investments Company          Vice President
  Vice President
                           SEI Investments Distribution     Vice President, Assistant
                             Company                          Secretary
                           SEI Trust Company                Vice President
                           SEI Investments, Inc.            Vice President
                           SEI Ventures, Inc.               Vice President
                           SEI Investments                  Vice President
                             Developments, Inc.
                           SEI Funds, Inc.                  Vice President
                           SEI Global Investments Corp.     Vice President

    NAME AND POSITION
 WITH INVESTMENT ADVISER        NAME OF OTHER COMPANY        CONNECTION WITH OTHER COMPANY
-------------------------  -------------------------------  -------------------------------
                           SEI Advanced Capital             Vice President
                             Management, Inc.
                           SEI Realty Capital Corporation   Vice President, Assistant
                                                              Secretary
                           SEI Global Capital               Vice President
                             Investments, Inc.
                           SEI Primus Holding Corp.         Vice President
                           SEI Investments Mutual Fund      Vice President
                             Services
                           SEI Investments Fund Management  Vice President
Susan R. Hartley                         --                               --
  Vice President
Kathy Heilig               SEI Inc. (Canada)                Vice President, Treasurer
  Vice President,
  Treasurer
                           SEI Investments Company          Vice President, Treasurer,
                                                              Chief Accounting Officer
                           SEI Investments Distribution     Vice President
                             Company
                           SEI Trust Company                Vice President, Treasurer
                           SEI Investments, Inc.            Director, Vice President,
                                                              Treasurer
                           SEI Ventures, Inc                Vice President, Treasurer
                           SEI Investments Developments,    Director, Vice President,
                             Inc.                             Treasurer
                           SEI Insurance Group, Inc.        Vice President, Treasurer
                           SEI Realty Capital Corporation   Vice President, Treasurer
                           SEI Funds, Inc.                  Vice President, Treasurer
                           SEI Global Investments Corp.     Director, Vice President,
                                                              Treasurer
                           SEI Advanced Capital             Director, Vice President,
                             Management, Inc.                 Treasurer
                           SEI Investments Global           Vice President, Treasurer
                             (Cayman), Limited
                           SEI Investments Global           Director, Vice President,
                             Investments, Inc.                Treasurer
                           CR Capital Resources, Inc.       Vice President, Treasurer
                           SEI Primus Holding Corp.         Director, Vice President,
                                                              Treasurer
                           SEI Investments Mutual Fund      Vice President, Treasurer
                             Services
                           SEI Investments Fund Management  Vice President, Treasurer
                           SEI Global Holdings (Cayman)     Vice President, Assistant
                             Inc.                             Secretary Treasurer

    NAME AND POSITION
 WITH INVESTMENT ADVISER        NAME OF OTHER COMPANY        CONNECTION WITH OTHER COMPANY
-------------------------  -------------------------------  -------------------------------
Kim Kirk                   SEI Investments Distribution     Vice President, Managing
  Vice President,            Company                          Director
  Managing Director
                           SEI Investments-Global Fund      Director
                             Services Limited
                           SEI Investments Mutual Fund      Vice President, Managing
                             Services                         Director
                           SEI Investments Fund Management  Vice President, Managing
                                                              Director
John Krzeminski            SEI Investments Distribution     Vice President, Managing
  Vice President,            Company                          Director
  Managing Director
                           SEI Investments Mutual Fund      Vice President, Managing
                             Services                         Director
                           SEI Investments Fund Management  Vice President, Managing
                                                              Director
Vicki Malloy               SEI Investments Mutual Fund      Vice President, Team Leader
  Vice President,            Services
  Managing Director
                           SEI Investments Fund Management  Vice President, Team Leader
Christine M. McCullough    SEI Investments Company          Vice President, Assistant
  Vice President,                                             Secretary
  Assistant Secretary
                           SEI Investments Distribution     Vice President, Assistant
                             Company                          Secretary
                           SEI Trust Company                Vice President, Assistant
                                                              Secretary
                           SEI Investments, Inc.            Vice President, Assistant
                                                              Secretary
                           SEI Ventures, Inc.               Vice President, Assistant
                                                              Secretary
                           SEI Investments                  Vice President, Assistant
                             Developments, Inc.               Secretary
                           SEI Funds, Inc.                  Vice President, Assistant
                                                              Secretary
                           SEI Global Investments Corp.     Vice President, Assistant
                                                              Secretary
                           SEI Advanced Capital             Vice President, Assistant
                             Management, Inc.                 Secretary
                           SEI Global Capital               Vice President, Assistant
                             Investments, Inc.                Secretary
                           SEI Primus Holding Corp.         Vice President, Assistant
                                                              Secretary
                           SEI Investments Mutual Fund      Vice President, Assistant
                             Services                         Secretary
                           SEI Investments Fund Management  Vice President, Assistant
                                                              Secretary
Carolyn McLaurin           SEI Investments Distribution     Vice President, Managing
  Vice President,            Company                          Director
  Managing Director
                           SEI Investments Mutual Fund      Vice President, Managing
                             Services                         Director
                           SEI Investments Fund Management  Vice President, Managing
                                                              Director

    NAME AND POSITION
 WITH INVESTMENT ADVISER        NAME OF OTHER COMPANY        CONNECTION WITH OTHER COMPANY
-------------------------  -------------------------------  -------------------------------
Roger Messina                            --                               --
  Vice President
Cynthia M. Parrish         SEI Investments Company          Vice President, Assistant
  Vice President,                                             Secretary
  Assistant Secretary
                           SEI Investments Distribution     Vice President, Secretary
                             Company
                           SEI Trust Company                Vice President, Assistant
                                                              Secretary
                           SEI Investments, Inc.            Vice President, Assistant
                                                              Secretary
                           SEI Ventures, Inc.               Vice President, Assistant
                                                              Secretary
                           SEI Investments                  Vice President, Assistant
                             Developments, Inc.               Secretary
                           SEI Funds, Inc.                  Vice President, Assistant
                                                              Secretary
                           SEI Global Investments Corp.     Vice President, Assistant
                                                              Secretary
                           SEI Advanced Capital             Vice President, Assistant
                             Management, Inc.                 Secretary
                           SEI Global Capital               Vice President, Assistant
                             Investments, Inc.                Secretary
                           SEI Primus Holding Corp.         Vice President, Assistant
                                                              Secretary
                           SEI Investments Mutual Fund      Vice President, Assistant
                             Services                         Secretary
                           SEI Investments Fund Management  Vice President, Assistant
                                                              Secretary
                           SEI Global Holdings (Cayman)     Vice President, Assistant
                             Inc.                             Secretary
                           SEI Investments (Europe) Ltd.    Director
                           SEI Investments (Europe) Ltd.    Director
Robert Prucnal                           --                               --
  Vice President
Daniel Spaventa            SEI Investments Distribution     Vice President
  Vice President             Company
Kathryn L. Stanton         SEI Investments Distribution     Vice President
  Vice President             Co.
                           CR Financial Services Company    Secretary, Treasurer
                           CR Capital Resource, Inc.        Secretary
Mary Vogan                               --                               --
  Vice President
Raymond B. Webster                       --                               --
  Vice President
Susan R. West                            --                               --
  Vice President,
  Managing Director
Lori L. White              SEI Investments Distribution     Vice President, Assistant
  Vice President,            Co.                              Secretary
  Assistant Secretary
                           SEI Investments Company          Vice President, Assistant
                                                              Secretary
                           SEI Trust Company                Vice President, Assistant
                                                              Secretary
                           SEI Investments, Inc.            Vice President, Assistant
                                                              Secretary

    NAME AND POSITION
 WITH INVESTMENT ADVISER        NAME OF OTHER COMPANY        CONNECTION WITH OTHER COMPANY
-------------------------  -------------------------------  -------------------------------
                           SEI Ventures, Inc.               Vice President, Assistant
                                                              Secretary
                           SEI Investments                  Vice President, Assistant
                             Developments, Inc.               Secretary
                           SEI Funds, Inc.                  Vice President, Assistant
                                                              Secretary
                           SEI Global Investments Corp.     Vice President, Assistant
                                                              Secretary
                           SEI Advanced Capital             Vice President, Assistant
                             Management, Inc.                 Secretary
                           SEI Global Capital               Vice President, Assistant
                             Investments, Inc.                Secretary
                           SEI Primus Holding Corp.         Vice President, Assistant
                                                              Secretary
                           SEI Investments Mutual Fund      Vice President, Assistant
                             Services                         Secretary
                           SEI Investments Fund Management  Vice President, Assistant
                                                              Secretary
Mark S. Wilson                           --                               --
  Vice President
Wayne M. Withrow           SEI Investments Distribution     Senior Vice President
  Senior Vice President      Co.
                           SEI Investments Comapany         Executive Vice President, Chief
                                                              Information Officer
                           SEI Investments Mutual Fund      Senior Vice President
                             Services
                           SEI Investments Fund Management  Senior Vice President
John D. Anderson           SEI Investments Distribution     Vice President, Managing
  Vice President,            Co.                              Director
  Managing Director
Scott W. Dellorfano        SEI Investments Distribution     Vice President, Managing
  Vice President,            Co.                              Director
  Managing Director
Scott C. Fanatico          SEI Investments Distribution     Vice President, Managing
  Vice President,            Co.                              Director
  Managing Director
Steven A. Gardner          SEI Investments Distribution     Vice President, Managing
  Vice President,            Co.                              Director
  Managing Director
John Kirk                  SEI Investments Distribution     Vice President, Managing
  Vice President,            Co.                              Director
  Managing Director
Director Alan H. Lauder    SEI Investments Distribution     Vice President
  Vice President             co.
                           SEI Global Investment Corp.      Vice President
                           SEI Investments (South Africa)   Director
                             Limited
Paul Lonergan              SEI Investments Distribution     Vice President, Managing
  Vice President,            Co.                              Director
  Managing Director
Ellen Marquis              SEI Investments Distribution     Vice President
  Vice President             Co.

    NAME AND POSITION
 WITH INVESTMENT ADVISER        NAME OF OTHER COMPANY        CONNECTION WITH OTHER COMPANY
-------------------------  -------------------------------  -------------------------------
                           SEI Investments Global           Vice President
                             (Cayman), Limited
William E. Zitelli, Jr.    SEI Investments Company          Vice President, Assistant
  Vice President,                                             Secretary
  Assistant Secretary
                           SEI Investments Distribution     Vice President, Assistant
                             Co.                              Secretary
                           SEI Investments, Inc.            Vice President, Assistant
                                                              Secretary
                           SEI Ventures, Inc.               Vice President, Assistant
                                                              Secretary
                           SEI Investments Developments,    Vice President, Assistant
                             Inc.                             Secretary
                           SEI Funds, Inc.                  Vice President, Assistant
                                                              Secretary
                           SEI Global Investments Corp.     Vice President, Assistant
                                                              Secretary
                           SEI Advanced Capital             Vice President, Assistant
                             Management, Inc.                 Secretary
                           SEI Global Capital Investments,  Vice President, Assistant
                             Inc.                             Secretary
                           SEI Primus Holding Corp.         Vice President, Assistant
                                                              Secretary
                           SEI Investments Mutual Fund      Vice President, Assistant
                             Services                         Secretary
                           SEI Investments Fund Management  Vice President, Assistant
                                                              Secretary


DEUTSCHE ASSET MANAGEMENT INC.


    DEUTSCHE ASSET MANAGEMENT INC. ("DeAM") is a sub-adviser for the Registrant's Pennsylvania Municipal Bond Fund. The principal business address of DeAM is 885 Third Avenue, 32nd Floor, New York, NY 10022. DeAM is an investment adviser registered under the Advisers Act.



NAME AND POSITION WITH COMPANY           OTHER COMPANY            CONNECTION WITH OTHER COMPANY
------------------------------  -------------------------------  -------------------------------
Dean Barr                                     --                               --
  President & Chief Investment
  Officer

David Westover Baldt            Deutsche Asset Management Group             Director
  Director, Executive Vice        Limited
  President

Audrey Mary Theresa Jones                     --                               --
  Director, Executive Vice
  President

Joshua A. Weinrich                            --                               --
  Director, Chairman

Steven Schneider                              --                               --
  Director, Vice President



STANDISH, AYER,  & WOOD



    STANDISH, AYER, & WOOD ("SAW") is a sub-adviser for the Registrant's Intermediate-Term Municipal Bond, Massachusetts Municipal Bond and New York Municipal Bond Funds. The principal business address of SAW is One Financial Center, Suite 27, Boston, MA 02111. SAW is an investment adviser registered under the Advisers Act.



 NAME AND POSITION WITH
   INVESTMENT ADVISER           NAME OF OTHER COMPANY        CONNECTION WITH OTHER COMPANY
-------------------------  -------------------------------  -------------------------------
Edward Homer Ladd          Standish International           Director
  Chairman/Managing          Management Company, LLC
  Director
                           Citizens Financial Group         Director

                           Greylock Management              Director

                           Harvard Management               Director

                           New England Electric System      Director

George Webb Noyes          Standish International           Director
  CEO, President/            Management Company, LLC
  Managing Director

                           Standish Fund Distributors,      Registered Representative
                             L.P.

Davis Barr Clayson         Standish International           Chairman, Director
  Director, Vice             Management Company, LLC
  President

                           CareGroup, Inc.                  Director

Dolores Stang Driscoll     Standish International           Director
  Managing Director, Vice    Management Company, LLC
  President

                           Assembly Guidance Systems, Inc.  Director

Maria Dulce Furman
  Managing Director, Vice
  President

Richard Sands Wood         Standish International           Executive Vice President,
  Managing Director, Vice    Management Company, LLC          Director
  President, Secretary

                           Standish Investments, Inc.       Director

                           Standish Fund Distributors,      Registered Representative
                             L.P.

Caleb Frederick Aldrich    Standish Fund Distributors,      Registered Representative
  Managing Director, Vice    L.P.
  President

Ralph Stewart Tate         Standish International           President, Director
  Managing Director, Vice    Management Company, LLC
  President

                           Standish Investments, Inc.       Director

                           Standish Fund Distributors,      Registered Representative
                             L.P.

Richard Charles Doll       Standish Fund Distributors,      Registered Representative
  Director, Vice             L.P.
  President, Clerk

James Edward Hollis, III   Standish Fund Distributors,      Chief Executive Officer,
  Director, Vice             L.P.                             Limited Partner, Registered
  President                                                   Principal

                           Standish Investments, Inc.       Director, Clerk

 NAME AND POSITION WITH
   INVESTMENT ADVISER           NAME OF OTHER COMPANY        CONNECTION WITH OTHER COMPANY
-------------------------  -------------------------------  -------------------------------
Arthur Holmes Parker, II   Standish Fund Distributors,      Registered Representative
  Director, Vice             L.P.
  President

Austin Cheney Smith        Standish Investments, Inc.       President
  Director, Vice
  President, Treasurer

                           Standish Fund Distributors,      Registered Representative
                             L.P.

Nicholas Smith Battelle    Standish Fund Distributors,      Registered Representative
  Director, Vice             L.P.
  President

Howard Bruce Rubin         Standish International           Executive Vice President,
  Director, Vice             Management Company, L.P.         Director, Treasurer,
  President                                                   Secretary

David Herdman Cameron      Standish International           Director
  Director, Vice             Management Company, L.P.
  President

                           Standish Investment, Inc.        Director

                           Standish Fund Distributors,      Registered Representative
                             L.P.

Karen Kayser Chandor       Standish Fund Distributors,      Registered Representative
  Director, Vice             L.P.
  President

Walter Mason Cabot         Standish International           Director, Senior Advisor
  Vice President, Senior     Management Company, LLC
  Advisor

Laurence Alan Manchester   Standish Fund Distributors,      Registered Representative
  Director, Vice             L.P.
  President

Raymond Joseph Kubiak      Standish Fund Distributors,      Registered Representative
  Director, Vice             L.P.
  President

David Charles Stuehr                     --                               --
  Director, Vice
  President

Thomas Peter Sorbo         Standish Fund Distributors,      Registered Representative
  Director, Vice             L.P.
  President

                           Standish International           Vice President, Director
                             Management Company, LLC

Katherine Schmarsow Bowes  Standish Fund Distributors,      Registered Representative
  Vice                       L.P.
  President,Associate
  Director

Remi Justin Browne         Standish International           Vice President, Chief
  Vice President             Management Company, LLC          Investment Officer

Lavinia Bosworth Chase     Standish Fund Distributors,      Registered Representative
  Vice President,            L.P.
  Director

Susan Beth Coan            Standish Fund Distributors,      Registered Representative
  Vice President,            L.P.
  Associate Director

William Charles Cook, II   Standish International           Vice President
  Director, Vice             Management Company, LLC
  President

                           Standish Fund Distributors,      Registered Representative
                             L.P.

 NAME AND POSITION WITH
   INVESTMENT ADVISER           NAME OF OTHER COMPANY        CONNECTION WITH OTHER COMPANY
-------------------------  -------------------------------  -------------------------------
Joseph Michael Corrado     Standish Fund Distributors,      Registered Representative
  Director, Vice             L.P.
  President

Steven Louis Gold          Standish Fund Distributors,      Registered Representative
  Associate Director,        L.P.
  Vice President

                           Standish International           Vice President
                             Management Company, LLC

Ann Stuart Higgins         Standish Fund Distributors,      Registered Representative
  Vice President,            L.P.
  Portfolio Manager

David Christopher Leduc    Standish International           Vice President
  Vice President,            Management Company, LLC
  Portfolio Manager

                           Standish Fund Distributors,      Registered Representative
                             L.P.

Phillip Daniel Leonardi    Standish Fund Distributors,      Registered Representative
  Vice President,            L.P.
  Associate Director

Sheila Rose May                          --                               --
  Vice President, Bond
  Analyst

John Read McNichols        Standish International           Vice President
  Associate Director,        Management Company, LLC
  Vice President

                           Standish Fund Distributors,      Registered Representative
                             L.P.

Jennifer Alice Pline       Standish Fund Distributors,      Registered Representative
  Vice President,            L.P.
  Associate Director

Kathleen Grady Skelly                    --                               --
  Vice President

Michael Wilson Thompson    Standish Fund Distributors,      Registered Representative
  Director, Vice             L.P.
  President

Richard Paul Vandale                     --                               --
  Vice President, Analyst

Edward Ross Walter         Standish International           Vice President
  Vice President             Management Company, LLC

                           Standish Investments, Inc.       Vice President

Daniel Brian LeVan         Standish International           Vice President
  Vice President             Management Company, LLC

Sean Patrick Fitzgibbon                  --                               --
  Vice President, Analyst

Barbara J. McKenna
  Vice President

 NAME AND POSITION WITH
   INVESTMENT ADVISER           NAME OF OTHER COMPANY        CONNECTION WITH OTHER COMPANY
-------------------------  -------------------------------  -------------------------------
David F. Belton                          --                               --
  Vice President

Robin L. Buhrer
  Vice President, Client
  Service

Stephanie Kim Scherer                    --                               --
  Vice President, Analyst

Anthony C. Criscuolo       Standish Fund Distributors,      Registered Representative
  Vice President,            L.P.
  Portfolio Manager

Richard Ros Davis          Standish Fund Distributors,      Registered Representative
  Associate Director,        L.P.
  Vice President

Catherine Ann Powers                     --                               --
  Director, Vice
  President

Beverly Emma Banfield      Standish Fund Distributors,      Chief Operations Officer
  Chief Compliance           L.P.
  Officer, Vice
  President, Associate
  Director

Robert Emmett Casey        Standish Fund Distributors,      Registered Representative
  Vice President,            L.P.
  Marketing

Newcomb Debevoise          Standish Fund Distributors,      Registered Representative
  Cole, III                  L.P.
  Vice President,
  Marketing

Michael John Fechter       Standish Fund Distributors,      Registered Reprsentative
  Vice President             L.P.

Steven Louis Gold          Standish International           Vice President, Registered
  Vice President,            Management Company, LLC          Representative
  Associate Director

Robert William Hagmeier    Standish Fund Distributors,      Registered Representative
  Vice President,            L.P.
  Marketing

George William Rooney      Standish International           Vice President
  Vice President             Management Company, LLC

Eugene J. Truschel, III    Standish Fund Distributors,      Registered Representative
  Vice President             L.P.



WEISS, PECK & GREER LLC



    WEISS, PECK & GREER LLC ("WPG") is the adviser for the Registrant's California Tax Exempt, Pennsylvania Tax Free, Institutional Tax Free, Ohio Tax Free and Tax Free Funds and is a sub-adviser for the

Massachusetts Tax Free Money Market Fund. The principal business address for WPG is One New York Plaza, New York, NY 10004. WPG is an investment adviser registered under the Advisers Act.



    NAME AND POSITION
 WITH INVESTMENT ADVISER        NAME OF OTHER COMPANY        CONNECTION WITH OTHER COMPANY
-------------------------  -------------------------------  -------------------------------
Stephen Henry Weiss        WPG Fund & Tudor Fund            Sr. E.V.P. and Chairman
  Chairman & Member,
  Executive Committee &    Weiss, Peck & Greer Funds        Sr. E.V.P. and Chairman
  Managing Board           Trust

                           WPG Growth Fund                  Sr. E.V.P. and Chairman

                           WPG International Fund           Sr. E.V.P. and Chairman

Phillip Greer                            --                               --
  Senior Managing
  Principal, Member,
  Executive Committee

Roger James Weiss          WPG Fund & Tudor Fund            Chairman
  Senior Managing
  Principal, Member,
  Executive Committee

                           Weiss, Peck & Greer Funds Trust  Chairman

                           WPG Growth Fund                  Chairman

                           WPG International Fund           Chairman

Mitchell E. Cantor                       --                               --
  CEO, Member, Executive
  Committee

Gill Rudy Cogan                          --                               --
  Principal, Member,
  Executive Committee &
  Managing Board

Ronald Monroe Hoffner                    --                               --
  Principal, Chief
  Financial Officer,
  Member, Executive
  Committee

Cornelis T. L. Korthout                  --                               --
  Member, Executive
  Committee

Wesley Warren Lang, Jr.                  --                               --
  Principal, Member,
  Executive Committee

Haakan Sub, L.P.                         --                               --
  Member

Mulco Sub, L.P.                          --                               --
  Member

    NAME AND POSITION
 WITH INVESTMENT ADVISER        NAME OF OTHER COMPANY        CONNECTION WITH OTHER COMPANY
-------------------------  -------------------------------  -------------------------------
Richard S. Pollack                       --                               --
  Principal/General
  Counsel & Managing
  Director

Gery A.M.J. Daeninck                     --                               --
  Member, Managing Board

Korteweg, Pieter                         --                               --
  Member, Managing Board

Jacob J. Van Duijin                      --                               --
  Member, Managing Board

Willem P.M. van der                      --                               --
  Schoot
  Member, Managing Board



VAN KAMPEN MANAGEMENT INC.



    VAN KAMPEN MANAGEMENT INC. ("Van Kampen") is a sub-adviser for the Registrant's New Jersey Municipal Bond and California Municipal Bond Funds. The principal business address of Van Kampen is One Parkview Plaza, Oakbrook Terrace, IL 60181. Van Kampen is an investment adviser registered under the Advisers Act.



 NAME AND POSITION WITH
   INVESTMENT ADVISER           NAME OF OTHER COMPANY        CONNECTION WITH OTHER COMPANY
-------------------------  -------------------------------  -------------------------------
Richard F. Powers, III     Van Kampen Advisors Inc.         Director, CEO, Chairman
  Director, CEO, Chairman

                           Van Kampen Asset Management      Director, CEO, Chairman
                             Inc.

                           Van Kampen Investment Advisory   Director, CEO, Chairman
                             Corp.

                           Van Kampen System Inc.           Director, President, CEO,
                                                              Chairman

                           Van Kampen Recordkeeping         Director, President, CEO,
                             Services, Inc.                   Chairman

                           Van Kampen Investor Services     Director, CEO, Chairman
                             Inc.

                           American Capital Contractual     Director, CEO, Chairman
                             Services, Inc.

                           Van Kampen Investments Inc.      Director, President, CEO,
                                                              Chairman

                           Van Kampen Exchange Corp.        Director, President, CEO,
                                                              Chairman

                           Van Kampen Insurance Agency of   Director, CEO
                             Illinois Inc.

                           Morgan Stanley Dean Witter &     Executive Vice President,
                             Co.                              Director of Marketing

                           Van Kampen Funds Inc.            Director, CEO, Chairman

 NAME AND POSITION WITH
   INVESTMENT ADVISER           NAME OF OTHER COMPANY        CONNECTION WITH OTHER COMPANY
-------------------------  -------------------------------  -------------------------------
Don James Andrews          Van Kampen Investment Advisory   Senior Vice President & CCO
  Senior Vice                Corp.
  President & CCO

                           Van Kampen Investments Inc.      Senior Vice President & CCO

                           Van Kampen Funds Inc.            Senior Vice President & CCO

                           Van Kampen Advisors Inc.         Senior Vice President & CCO

                           Van Kampen Asset Management      Senior Vice President & CCO
                             Inc.

                           Van Kampen Investor Services     Senior Vice President & CCO
                             Inc.

                           Van Kampen Insurance Agency of   Senior Vice President & CCO
                             Illinois Inc.

                           Van Kampen Recordkeeping         Senior Vice President & CCO
                             Services, Inc.

Dennis John McDonnell      Van Kampen Asset Management      President, COO, Director
  President, COO,            Inc.
  Director

                           Van Kampen Advisors Inc.         President, COO, Director

                           Van Kampen Investments Inc.      Director, Executive Vice
                                                              President

                           Van Kampen Investment Advisory   President, COO, Director
                             Corp.

                           Van Kampen Funds Inc.            Agent

                           MCM Group, Inc.                  Director

                           McCarthy, Crisanti & Maffei,     Director
                             S.A.

                           MCM Asia Pacific Co., Ltd.       Director, Chairman

                           Global Decisions Group LLC       Director

Michael Santo              Van Kampen Advisors Inc.         Director, Executive Vice
  Director, Executive                                         President, Chief OPS & Tech
  Vice President, Chief                                       Officer
  OPS & Tech Officer

                           Van Kampen Asset Management      Director, Executive Vice
                             Inc.                             President, Chief OPS & Tech
                                                              Officer

                           Van Kampen Investment Advisory   Director, Executive Vice
                             Corp.                            President, Chief OPS & Tech
                                                              Officer

                           American Capital Contractual     Director
                             Services, Inc.

                           Van Kampen Exchange Corporation  Director
                             Inc.

                           Van Kampen Funds Inc.            Director, Executive Vice
                                                              President, Chief OPS & Tech
                                                              Officer

 NAME AND POSITION WITH
   INVESTMENT ADVISER           NAME OF OTHER COMPANY        CONNECTION WITH OTHER COMPANY
-------------------------  -------------------------------  -------------------------------
                           Van Kampen Insurance Agency of   Director
                             Illinois

                           Van Kampen Investor Services     Director, Executive Vice
                             Inc.                             President, Chief OPS & Tech
                                                              Officer

                           Van Kampen Recordkeeping         Director
                             Services Inc.

                           Van Kampen System Inc.           Director

                           Van Kampen Investments Inc.      Executive Vice President,
                                                              Director, Chief OPS & Tech
                                                              Officer

William Robert Rybak       Van Kampen Recordkeeping         Director, Executive Vice
  Director, Executive        Services Inc.                    President, CFO
  Vice President, CFO,
  Treasurer

                           Van Kampen System Inc.           Director, Executive Vice
                                                              President, CFO, Treasurer

                           Van Kampen Insurance Company of  Director, Executive Vice
                             Illinois, Inc.                   President, CFO

                           Van Kampen Advisors Inc.         Director, Executive Vice
                                                              President, CFO, Treasurer

                           Van Kampen Asset Management      Director, Executive Vice
                             Inc.                             President, CFO, Treasurer

                           Van Kampen Investor              Executive Vice President, CFO,
                             Services, Inc.                   Treasurer

                           American Capital Contractual     Director, Executive Vice
                             Services, Inc.                   President, CFO

                           Van Kampen Exchange Corp.        Director, Executive Vice
                                                              President, CFO, Treasurer

                           Van Kampen Trust Co.             Executive Vice President, CFO,
                                                              Treasurer

                           Van Kampen Investments Inc.      Director, Executive Vice
                                                              President, CFO, Treasurer

                           Alliance Banc Corp.              Chairman of the Board

                           Van Kampen Investment Advisory   Director, Executive Vice
                             Corp.                            President, CFO, Treasurer

                           Van Kampen Funds Inc.            Director, Executive Vice
                                                              President, CFO, Treasurer

Edward Allen Treichel      Van Kampen Funds Inc.            Agent
  Senior Vice President

Peter Lydon Clerkin        Van Kampen Funds Inc.            Agent
  Vice President

Dirck Dwayne Davis         Van Kampen Funds Inc.            Agent
  Vice President

 NAME AND POSITION WITH
   INVESTMENT ADVISER           NAME OF OTHER COMPANY        CONNECTION WITH OTHER COMPANY
-------------------------  -------------------------------  -------------------------------
Mark Joseph Giura          Van Kampen Asset Management      Vice President
  Vice President             Inc.

                           Van Kampen Funds Inc.            Agent

                           Van Kampen Investment Advisory   Vice President
                             Corp.

Michael Paul Kamradt       Van Kampen Asset Management      Senior Vice President
  First Vice President       Inc.

                           Van Kampen Investment Advisory   Senior Vice President
                             Corp.

                           Van Kampen Funds Inc.            Agent

John Martin McCareins      Van Kampen Funds Inc.            Agent
  Senior Vice President

Mary Claire McQuillan      Van Kampen Funds Inc.            Agent
  Vice President

James Walter Pittinger     Van Kampen Funds Inc.            Agent
  Vice President

Jeffrey Michael Thomas     Van Kampen Funds Inc.            Agent
  Vice President

Stephen Wlodarski          Van Kampen Advisors Inc.         Vice President
  Vice President

                           Van Kampen Asset Management      Vice President
                             Inc.

                           Van Kampen Investment Advisory   Vice President
                             Corp.

                           Van Kampen Funds Inc.            Agent

A. Thomas Smith III        Van Kampen Advisors Inc.         Director, Executive Vice
  Director, Executive                                         President, General Counsel,
  Vice President, General                                     Secretary
  Counsel, Secretary

                           Van Kampen Asset Management      Director, Executive Vice
                             Inc.                             President, General Counsel,
                                                              Secretary

                           American Capital Contractual     Director, Executive Vice
                             Service, Inc.                    President, General Counsel,
                                                              Secretary

                           Van Kampen Exchange Corp.        Director, Executive Vice
                                                              President, General Counsel,
                                                              Secretary

                           Van Kampen Insurance Agency of   Director, Executive Vice
                             Illinois Inc.                    President, General Counsel,
                                                              Secretary

 NAME AND POSITION WITH
   INVESTMENT ADVISER           NAME OF OTHER COMPANY        CONNECTION WITH OTHER COMPANY
-------------------------  -------------------------------  -------------------------------
                           Van Kampen Investment Advisory   Director, Executive Vice
                             Corp.                            President, General Counsel,
                                                              Secretary

                           Van Kampen Investments Inc.      Director, Executive Vice
                                                              President, General Counsel,
                                                              Secretary

                           Van Kampen Investor Services     Director, Executive Vice
                             Inc.                             President, General Counsel,
                                                              Secretary

                           Van Kampen Recordkeeping         Director, Executive Vice
                             Services Inc.                    President, General Counsel,
                                                              Secretary

                           Van Kampen System Inc.           Director, Executive Vice
                                                              President, General Counsel,
                                                              Secretary

                           Van Kampen Funds Inc.            Director, Executive Vice
                                                              President, General Counsel,
                                                              Secretary


ITEM 27.  PRINCIPAL UNDERWRITERS:

    (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

    Registrant's distributor, SEI Investments Distribution Co., acts as distributor for:


SEI Daily Income Trust                                    July 15, 1982
SEI Liquid Asset Trust                                    November 29, 1982
SEI Index Funds                                           July 10, 1985
SEI Institutional Managed Trust                           January 22, 1987
SEI Institutional International Trust                     August 30, 1988
The Advisors' Inner Circle Fund                           November 14, 1991
The Pillar Funds                                          February 28, 1992
CUFUND                                                    May 1, 1992
STI Classic Funds                                         May 29, 1992
First American Funds, Inc.                                November 1, 1992
First American Investment Funds, Inc.                     November 1, 1992
The Arbor Fund                                            January 28, 1993
The PBHG Funds, Inc.                                      July 16, 1993
The Achievement Funds Trust                               December 27, 1994
Bishop Street Funds                                       January 27, 1995
STI Classic Variable Trust                                August 18, 1995
ARK Funds                                                 November 1, 1995
Huntington Funds                                          January 11, 1996
SEI Asset Allocation Trust                                April 1, 1996
TIP Funds                                                 April 28, 1996
SEI Institutional Investments Trust                       June 14, 1996
First American Strategy Funds, Inc.                       October 1, 1996

HighMark Funds                                            February 15, 1997
Armada Funds                                              March 8, 1997
PBHG Insurance Series Fund, Inc.                          April 1, 1997
The Expedition Funds                                      June 9, 1997
Alpha Select Funds                                        January 1, 1998
Oak Associates Funds                                      February 27, 1998
The Nevis Fund, Inc.                                      June 29, 1998
CNI Charter Funds                                         April 1, 1999
The Armada Advantage Fund                                 May 1, 1999
Amerindo Funds Inc.                                       July 13, 1999
Huntington VA Funds                                       October 15, 1999
Friends Ivory Funds                                       December 16, 1999
iShares Inc.                                              January 28, 2000
SEI Insurance Products Trust                              March 29, 2000
iShares Trust                                             April 25, 2000
Pitcairn Funds                                            August 1, 2000
First Omaha Funds, Inc.                                   October 1, 2000
JohnsonFamily Funds, Inc.                                 November 1, 2000
Millenium Funds                                           November 1, 2000


    The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

    (b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.


                                       POSITION AND OFFICE              POSITIONS AND OFFICES
          NAME                          WITH UNDERWRITER                   WITH REGISTRANT
-------------------------  -------------------------------------------  ---------------------
Alfred P. West, Jr.        Director, Chairman of the Board of                    --
                             Directors

Carmen V. Romeo            Director                                              --

Mark J. Held               President & Chief Operating Officer                   --

Gilbert L. Beebower        Executive Vice President                              --

Richard B. Lieb            Director, Executive Vice President                    --

Dennis J. McGonigle        Executive Vice President                              --

Robert M. Silvestri        Chief Financial Officer & Treasurer                   --

Leo J. Dolan, Jr.          Senior Vice President                                 --

Carl A. Guarino            Senior Vice President                                 --

Jack May                   Senior Vice President                                 --

Hartland J. McKeown        Senior Vice President                                 --

Kevin P. Robins            Senior Vice President                                 --

Patrick K. Walsh           Senior Vice President                                 --

Robert Aller               Vice President                                        --

Timothy D. Barto           Vice President & Assistant Secretary         Vice President &
                                                                          Assistant Secretary

                                       POSITION AND OFFICE              POSITIONS AND OFFICES
          NAME                          WITH UNDERWRITER                   WITH REGISTRANT
-------------------------  -------------------------------------------  ---------------------
Todd Cipperman             Senior Vice President & General Counsel      Vice President &
                                                                          Assistant Secretary

Robert Aller               Vice President                                        --

John D. Anderson           Vice President & Managing Director                    --

Robert Crudup              Vice President & Managing Director                    --

Richard A. Deak            Vice President & Assistant Secretary                  --

Scott W. Dellorfano        Vice President & Managing Director                    --

Barbara Doyne              Vice President                                        --

Jeff Drennen               Vice President                                        --

Scott W. Fanatico          Vice President & Managing Director                    --

Vic Galef                  Vice President & Managing Director                    --

Lydia A. Gavalis           Vice President & Assistant Secretary         Vice President &
                                                                          Assistant Secretary

Greg Gettinger             Vice President & Assistant Secretary                  --

Kathy Heilig               Vice President                                        --

Jeff Jacobs                Vice President                                        --

Samuel King                Vice President                                        --

John Kirk                  Vice President & Managing Director                    --

Kim Kirk                   Vice President & Managing Director                    --

John Krzeminski            Vice President & Managing Director                    --

Paul Lonergan              Vice President & Managing Director                    --

Mark Nagle                 Vice President

Joanne Nelson              Vice President                                        --

Cynthia M. Parrish         Vice President & Assistant Secretary         Vice President &
                                                                          Assistant Secretary

Rob Redican                Vice President                                        --

Maria Rinehart             Vice President                                        --

Steve Smith                Vice President                                        --

Daniel Spaventa            Vice President                                        --

Kathryn L. Stanton         Vice President                                        --

Lori L. White              Vice President & Assistant Secretary                  --

Wayne M. Withrow           Senior Vice President                                 --

William E. Zitelli, Jr.    Vice President & Assistant Secretary         Vice President &
                                                                          Assistant Secretary

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS:

    Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended ("1940 Act"), and the rules promulgated thereunder, are maintained as follows:

        (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
    (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodians:

           First Union National Bank
           Broad and Chestnut Street
           P.O. Box 7618
           Philadelphia, PA 19101

        (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1); 31a-1(b)(4); (2)(C)
    and (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Manager:

           SEI Investments Fund Management
           Oaks, PA 19456

        (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f),
    the required books and records are maintained at the principal offices of the Registrant's Adviser:

           SEI Investments Management Corporation
           Oaks, PA 19456

ITEM 29.  MANAGEMENT SERVICES:

    None

ITEM 30.  UNDERTAKINGS:

    None

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 47 to Registration Statement No. 2-76990 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 29th day of December, 2000.


                                SEI TAX EXEMPT TRUST

                                By:            /s/ EDWARD D. LOUGHLIN
                                     -----------------------------------------
                                                 Edward D. Loughlin
                                        PRESIDENT & CHIEF EXECUTIVE OFFICER

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the date(s) indicated.


              *
------------------------------  Trustee                      December 29, 2000
      Rosemarie B. Greco

              *
------------------------------  Trustee                      December 29, 2000
       William M. Doran

              *
------------------------------  Trustee                      December 29, 2000
       F. Wendell Gooch

              *
------------------------------  Trustee                      December 29, 2000
   George J. Sullivan, Jr.

              *
------------------------------  Trustee                      December 29, 2000
       James M. Storey

              *
------------------------------  Trustee                      December 29, 2000
       Robert A. Nesher

    /s/ EDWARD D. LOUGHLIN
------------------------------  President & Chief            December 29, 2000
      Edward D. Loughlin          Executive Officer

      /s/ JAMES R. FOGGO
------------------------------  Controller & Chief           December 29, 2000
        James R. Foggo            Financial Officer




*By:   /s/ EDWARD D. LOUGHLIN
      -------------------------
         Edward D. Loughlin,
          ATTORNEY-IN-FACT

                                 EXHIBIT INDEX

              EXHIBIT
           -------------
                           Registrant's Declaration of Trust is incorporated herein by reference to Exhibit 1(a) of Post Effective Amendment
                             No. 41 to Registrant's Registration Statement on Form N-1A
                             (File No. 2-76990) filed with the Securities and Exchange
                             Commission on December 18, 1997.
                           Amendment to the Registrant's Declaration of Trust, dated
                             July 30, 1982, is incorporated herein by reference to
                             Exhibit 1(b) of Post Effective Amendment No. 41 to
                             Registrant's Registration Statement on Form N-1A (File
                             No. 2-76990) filed with the Securities and Exchange
                             Commission on December 18, 1997.
                           Amendment to the Registrant's Declaration of Trust, dated
                             May 23, 1986, is incorporated herein by reference to
                             Exhibit 1(c) of Post Effective Amendment No. 41 to
                             Registrant's Registration Statement on Form N-1A (File
                             No. 2-76990) filed with the Securities and Exchange
                             Commission on December 18, 1997.
                           Amendment to the Registrant's Declaration of Trust, dated
                             April 8, 1987, is incorporated herein by reference to
                             Exhibit 1(d) of Post Effective Amendment No. 41 to
                             Registrant's Registration Statement on Form N-1A (File
                             No. 2-76990) filed with the Securities and Exchange
                             Commission on December 18, 1997.
                           Amendment to the Registrant's Declaration of Trust, dated
                             December 23, 1988, is incorporated herein by reference to
                             Exhibit 1(e) of Post Effective Amendment No. 41 to
                             Registrant's Registration Statement on Form N-1A (File
                             No. 2-76990) filed with the Securities and Exchange
                             Commission on December 18, 1997.
                           Amendment to the Registrant's Declaration of Trust, dated
                             June 16, 1989, is incorporated herein by reference to
                             Exhibit 1(f) of Post Effective Amendment No. 41 to
                             Registrant's Registration Statement on Form N-1A (File
                             No. 2-76990) filed with the Securities and Exchange
                             Commission on December 18, 1997.
                           Amendment to the Registrant's Declaration of Trust, dated
                             July 5, 1989, is incorporated herein by reference to
                             Exhibit 1(g) of Post Effective Amendment No. 41 to
                             Registrant's Registration Statement on Form N-1A (File
                             No. 2-76990) filed with the Securities and Exchange
                             Commission on December 18, 1997.
                           Amendment to the Registrant's Declaration of Trust, dated
                             November 15, 1989, is incorporated herein by reference to
                             Exhibit 1(h) of Post Effective Amendment No. 41 to
                             Registrant's Registration Statement on Form N-1A (File
                             No. 2-76990) filed with the Securities and Exchange
                             Commission on December 18, 1997.
                           Registrant's By-Laws are incorporated herein by reference to
                             Exhibit 2(a) of Post Effective Amendment No. 41 to
                             Registrant's Registration Statement on Form N-1A (File
                             No. 2-76990) filed with the Securities and Exchange
                             Commission on December 18, 1997.
                           Amended By-Laws are incorporated herein by reference to
                             Exhibit 2(b) of Post Effective Amendment No. 41 to
                             Registrant's Registration Statement on Form N-1A (File
                             No. 2-76990) filed with the Securities and Exchange
                             Commission on December 18, 1997.
                           Not Applicable.

              EXHIBIT
           -------------
                           Investment Advisory Agreement with Weiss, Peck and Greer
                             Advisers, Inc. is incorporated herein by reference to
                             Exhibit 5(a) of Post Effective Amendment No. 41 to
                             Registrant's Registration Statement on Form N-1A (File
                             No. 2-76990) filed with the Securities and Exchange
                             Commission on December 18, 1997.
                           Investment Advisory Agreement with Bessemer Trust Company is incorporated by reference to Exhibit 5(b) as filed with
                             Post Effective Amendment No. 19 to Registrant's
                             Registration Statement on Form N-1A (File No. 2-76990) as
                             previously filed with the Securities and Exchange
                             Commission.
                           Investment Advisory Agreement with First National Bank in
                             Wichita (now INTRUST Bank, NA in Wichita) is incorporated
                             by reference to Exhibit 5(c) as filed with Post Effective
                             Amendment No. 29 to Registrant's Registration Statement on
                             Form N-1A (File No. 2-76990) filed with the Securities and
                             Exchange Commission on December 28, 1990.
                           Investment Advisory Agreement with Woodbridge Capital
                             Management, Inc. is incorporated by reference to Exhibit
                             5(d) as filed with Post Effective Amendment No. 35 to
                             Registrant's Registration on Form N-1A (File No. 2-76990)
                             as previously filed with the Securities and Exchange
                             Commission.
                           Investment Advisory Agreement with State Street Bank and
                             Trust Company is incorporated by reference to Exhibit 5(e)
                             as filed with Post Effective Amendment No. 35 to
                             Registrant's Registration Statement on Form N-1A (File
                             No. 2-76990) as previously filed with the Securities and
                             Exchange Commission.
                           Schedule E dated August 5, 1992 to Investment Advisory
                             Agreement with Weiss, Peck & Greer Advisers, Inc. is
                             incorporated by reference to Exhibit 5(f) as filed with
                             Post Effective Amendment No. 32 to Registrant's
                             Registration Statement on Form N-1A (File No. 2-76990)
                             filed with the Securities and Exchange Commission on
                             August 17, 1992 (adding Bainbridge Tax Exempt Portfolio).
                           Schedule G, dated December 10, 1993, to Investment Advisory
                             Agreement with Weiss, Peck & Greer Advisers, Inc. (adding
                             Intermediate-Term Municipal, California Intermediate-Term
                             Municipal, and New York Intermediate-Term Municipal
                             Portfolios) is incorporated herein by reference to Exhibit
                             5(g) of Post Effective Amendment No. 41 to Registrant's
                             Registration Statement on Form N-1A (File No. 2-76990)
                             filed with the Securities and Exchange Commission on
                             December 18, 1997.
                           Schedule H, dated March 8, 1994, to Investment Advisory
                             Agreement with Weiss, Peck & Greer Advisers, Inc. (adding
                             Institutional Tax Free, Pennsylvania Tax Free, California
                             Tax Exempt, Bainbridge and Tax Free Portfolios) is
                             incorporated herein by reference to Exhibit 5(h) of Post
                             Effective Amendment No. 41 to Registrant's Registration
                             Statement on Form N-1A (File No. 2-76990) filed with the
                             Securities and Exchange Commission on December 18, 1997.

              EXHIBIT
           -------------
                           Investment Advisory Agreement with Morgan Grenfell Capital
                             Management, Inc., is incorporated herein by reference to
                             Exhibit 5(i) of Post Effective Amendment No. 41 to
                             Registrant's Registration Statement on Form N-1A (File
                             No. 2-76990) filed with the Securities and Exchange
                             Commission on December 18, 1997.
                           Investment Advisory Agreement with SEI Financial Management
                             Corporation, is incorporated herein by reference to
                             Exhibit 5(j) of Post Effective Amendment No. 41 to
                             Registrant's Registration Statement on Form N-1A (File
                             No. 2-76990) filed with the Securities and Exchange
                             Commission on December 18, 1997.
                           Investment Sub-Advisory Agreement with Standish, Ayer &
                             Wood, Inc, is incorporated herein by reference to Exhibit
                             5(k) of Post Effective Amendment No. 41 to Registrant's
                             Registration Statement on Form N-1A (File No. 2-76990)
                             filed with the Securities and Exchange Commission on
                             December 18, 1997.
                           Investment Sub-Advisory Agreement with Deutsche Asset
                             Management Inc. is incorporated herein by reference to
                             Exhibit (d)(12) of Post Effective Amendment No. 46 to
                             Registrant's Registration Statement on Form N-1A (File
                             No. 2-76990) filed with the Securities and Exchange
                             Commission on October 13, 2000.
           EX-99.Bd13      Form of Schedule B to Investment Advisory Agreement between
                             Registrant and SEI Investments Management Corporation,
                             formerly known as SEI Financial Management Corporation,
                             adding Pennsylvania Municipal Bond Fund, is filed
                             herewith.
           EX-99.Bd14      Form of Schedule C to Investment Advisory Agreement between
                             Registrant and SEI Investment Management Corporation,
                             formerly known as SEI Financial Management Corporation,
                             adding Massachusetts Tax Free Money Market Fund, is filed
                             herewith.
           EX-99.Bd15      Form of Investment Sub-Advisory Agreement between SEI
                             Investments Management Corporation and Weiss, Peck & Greer
                             LLC is filed herewith.
                           Distribution Agreement is incorporated herein by reference to Exhibit 6 of Post Effective Amendment No. 41 to
                             Registrant's Registration Statement on Form N-1A (File
                             No. 2-76990) filed with the Securities and Exchange
                             Commission on December 18, 1997.
                           Not Applicable.
                           Custodian Agreement is incorporated herein by reference to
                             Exhibit 8 of Post Effective Amendment No. 41 to
                             Registrant's Registration Statement on Form N-1A (File
                             No. 2-76990) filed with the Securities and Exchange
                             Commission on December 18, 1997.
                           Management Agreement is incorporated herein by reference to
                             Exhibit 9(a) of Post Effective Amendment No. 41 to
                             Registrant's Registration Statement on Form N-1A (File
                             No. 2-76990) filed with the Securities and Exchange
                             Commission on December 18, 1997.
                           Schedule E dated August 5, 1992 to Management Agreement is incorporated by reference to Exhibit 9(b) as filed with
                             Post Effective Amendment No. 32 to Registrant's
                             Registration Statement on Form N-1A (File No. 2-76990)
                             filed with the Securities and Exchange Commission on
                             August 17, 1992 (adding Massachusetts Intermediate-Term
                             Municipal Portfolio).
                           Schedule F dated August 5, 1992 to Management Agreement is incorporated by reference to Exhibit 9(c) as filed with
                             Post Effective Amendment No. 32 to Registrant's
                             Registration Statement on Form N-1A (File No. 2-76990)
                             filed with the Securities and Exchange Commission on
                             August 17, 1992 (adding Bainbridge Tax Exempt Portfolio).

              EXHIBIT
           -------------
                           Schedule G, dated October 29, 1993, to Management Agreement
                             (adding Pennsylvania Tax Free Portfolio) is incorporated
                             herein by reference to Exhibit 9(d) of Post Effective
                             Amendment No. 41 to Registrant's Registration Statement on
                             Form N-1A (File No. 2-76990) filed with the Securities and
                             Exchange Commission on December 18, 1997.
                           Schedule H, dated October 29, 1993, to Management Agreement
                             (adding New York Intermediate-Term Municipal Portfolio) is incorporated herein by reference to Exhibit 9(e) of Post
                             Effective Amendment No. 41 to Registrant's Registration
                             Statement on Form N-1A (File No. 2-76990) filed with the
                             Securities and Exchange Commission on December 18, 1997.
                           Schedule I, dated October 29, 1993, to Management Agreement
                             (adding California Intermediate-Term Municipal Portfolio)
                             is incorporated herein by reference to Exhibit 9(f) of
                             Post Effective Amendment No. 41 to Registrant's
                             Registration Statement on Form N-1A (File No. 2-76990)
                             filed with the Securities and Exchange Commission on
                             December 18, 1997.
           EX-99.Bh7       Form of Schedule J to Management Agreement (adding
                             Massachusetts Tax Free Money Market Fund) is filed
                             herewith.
                           Consent to Assignment and Assumption of the Administration
                             Agreement between the Trust and SEI Financial Management
                             Corporation to SEI Fund Resources, is incorporated herein
                             by reference to Exhibit 9(g) of Post Effective Amendment
                             No. 41 to Registrant's Registration Statement on Form N-1A
                             (File No. 2-76990) filed with the Securities and Exchange
                             Commission on December 18, 1997.
           EX-99.Bi        Opinion and Consent of Counsel is filed herewith.
           EX-99.Bj        Consent of Independent Auditors is filed herewith.
                           Not Applicable.
                           Not Applicable.
                           Distribution Plan is incorporated herein by reference to
                             Exhibit 15(a) of Post Effective Amendment No. 41 to
                             Registrant's Registration Statement on Form N-1A (File
                             No. 2-76990) filed with the Securities and Exchange
                             Commission on December 18, 1997.
                           Distribution Plan for Kansas Tax Free Income Portfolio
                             Class B is incorporated by reference to Exhibit 15(b) of
                             as filed with Post Effective Amendment No. 28 to
                             Registrant's Registration Statement on Form N-1A (File
                             No. 2-76990) filed with the Securities and Exchange
                             Commission on October 9, 1990.
                           Distribution Plan for Class D shares (formerly ProVantage
                             Funds), is incorporated herein by reference to Exhibit
                             15(c) of Post Effective Amendment No. 41 to Registrant's
                             Registration Statement on Form N-1A (File No. 2-76990)
                             filed with the Securities and Exchange Commission on
                             December 18, 1997.
                           Distribution Plan for Class C shares of California Tax
                             Exempt Portfolio and Institutional Tax Free Portfolio is
                             incorporated herein by reference to Exhibit 15(d) of Post
                             Effective Amendment No. 41 to Registrant's Registration
                             Statement on Form N-1A (File No. 2-76990) filed with the
                             Securities and Exchange Commission on December 18, 1997.
                           Amended and Restated Class D Distribution Plan is
                             incorporated herein by reference to Exhibit 15(e) of
                             Post-Effective Amendment No. 40 to Registrant's
                             Registration Statement on Form N-1A (File No. 2-76990)
                             filed with the Securities and Exchange Commission on
                             December 23, 1996.

              EXHIBIT
           -------------
                           Class G Distribution Plan is incorporated herein by
                             reference to Exhibit 15(f) of Post-Effective Amendment
                             No. 40 to Registrant's Registration Statement on
                             Form N-1A (File No. 2-76990) filed with the Securities and
                             Exchange Commission on December 23, 1996.
                           Not Applicable.
                           Rule 18f-3 Plan is incorporated herein by reference to
                             Exhibit 18(a) of Post Effective Amendment No. 38 to
                             Registrant's Registration Statement on Form N-1A
                             (File No. 2-76990) filed with the Securities and Exchange
                             Commission on October 30, 1995.
                           Amendment No. 1 to Rule 18f-3 Plan relating to Class A, B,
                             C, D and G shares is incorporated herein by reference to
                             Exhibit 18(b) of Post-Effective Amendment No. 40 to
                             Registrant's Registration Statement on Form N-1A (File
                             No. 2-76990) filed with the Securities and Exchange
                             Commission on December 23, 1996.
                           Code of Ethics for SEI Tax Exempt Trust dated March 20, 2000 is incorporated by reference to Exhibit (p)(2) of
                             Post-Effective Amendment No. 33 of SEI Institutional
                             Managed Trust's Registration Statement on Form N-1A (File
                             Nos. 33-09504 and 811-04878), filed with the SEC on
                             June 30, 2000.
                           Code of Ethics for SEI Investments Company dated April   ,
                             2000 is incorporated by reference to Exhibit (p)(4) of
                             Post-Effective Amendment No. 42 of SEI Daily Income
                             Trust's Registration Statement on Form N-1A (File
                             Nos. 2-77068 and 811-3451), filed with the SEC on May 30,
                             2000.
                           Code of Ethics for Deutsche Asset Management Inc. dated
                             April, 2000 is incorporated herein by reference to
                             Exhibit (p)(3) of Post Effective Amendment No. 46 to
                             Registrant's Registration Statement on Form N-1A (File
                             No. 2-76990) filed with the Securities and Exchange
                             Commission on October 13, 2000.
                           Code of Ethics for Weiss, Peck & Greer L.L.C. dated April
                             2000 is incorporated herein by reference to
                             Exhibit (p)(4) of Post Effective Amendment No. 46 to
                             Registrant's Registration Statement on Form N-1A (File
                             No. 2-76990) filed with the Securities and Exchange
                             Commission on October 13, 2000.
                           Code of Ethics for Standish, Ayer & Wood, Inc. dated June
                             2000 is incorporated herein by reference to
                             Exhibit (p)(5) of Post Effective Amendment No. 46 to
                             Registrant's Registration Statement on Form N-1A (File
                             No. 2-76990) filed with the Securities and Exchange
                             Commission on October 13, 2000.
                           Code of Ethics for Van Kampen Management Inc. dated
                             September 2000 is incorporated herein by reference to
                             Exhibit (p)(6) of Post Effective Amendment No. 46 to
                             Registrant's Registration Statement on Form N-1A (File
                             No. 2-76990) filed with the Securities and Exchange
                             Commission on October 13, 2000.
                           Powers of Attorney for Robert A. Nesher, William M. Doran,
                             F. Wendell Gooch, James M. Storey, George J.
                             Sullivan, Jr. and Rosemarie B. Greco are incorporated
                             herein by reference to Exhibit (q) of Post-Effective
                             Amendment No. 46 to Registrant's Registration Statement on
                             Form N-1A (File No. 2-76990) filed with the Securities and
                             Exchange Commission on October 13, 2000.